                                                                        (A LOGO)


WEALTH BUILDING OPPORTUNITY

OHIO NATIONAL
VARIABLE ACCOUNT A


                                                ANNUAL REPORT
                                                --------------------------------
                                                DECEMBER 31, 2005


                                                Ohio National Variable Account A


(OHIO NATIONAL FINANCIAL SERVICES LOGO)   Ohio National
(R)                                       Financial Services(R)

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                   ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2005 Ohio National Variable Account A Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account A for 2005 and the prior periods presented. We're pleased to share these results with you.

Please also refer to the accompanying Fund Annual Report for detailed information regarding Ohio National Fund, Inc. Annual reports for any other fund to which you allocated your contract values, including The Dow Target Variable Fund LLC, will be sent in a future mailing.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.

/s/ JOHN J. PALMER

Vice Chairman

February 20, 2006

YOU CAN ELIMINATE BULKY MAILINGS AND ENTER FOR A CHANCE TO WIN EXCITING PRIZES

When you elect online delivery of prospectuses, supplements, annual reports and semiannual reports between now and April 30, 2006, you are automatically entered for a chance to win great prizes.* You can elect online delivery when you register your account at www.ohionational.com. In addition, you can view valuable information such as your contract value and unit values, make transfers among your investment options, and more. Please read the enclosed brochure for details.

*Not available to residents of Puerto Rico and New York.

                               ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

THIS ANNUAL REPORT HAS FOUR MAJOR SECTIONS:

STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY
This statement lists all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners' equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

STATEMENTS OF OPERATIONS
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. This statement also shows reinvested capital gains, the realized gain (loss) as fund shares are sold, and the change in unrealized gain
(loss).

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
The Statements of Changes in Contract Owners' Equity include increase or decrease in Contract Owners' Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, transfers to and from fixed and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners' Equity which, when added to the beginning Contracts Owners' Equity, equals Contract Owners' Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.

NOTES TO THE FINANCIAL STATEMENTS
The Notes to the Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 5)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
13,145,515 Shares (Cost $327,502,683)...........  $  388,449,960    $  387,845,294        $  604,666       $  388,449,960
Money Market Subaccount
12,539,180 Shares (Cost $125,391,803)...........     125,391,803       125,280,049           111,754          125,391,803
Bond Subaccount
10,469,212 Shares (Cost $112,591,258)...........     114,742,561       114,661,276            81,285          114,742,561
Omni Subaccount
2,232,203 Shares (Cost $34,824,895).............      31,496,386        31,426,831            69,555           31,496,386
International Subaccount
15,734,914 Shares (Cost $141,557,275)...........     169,307,673       169,244,488            63,185          169,307,673
Capital Appreciation Subaccount
6,996,887 Shares (Cost $102,571,702)............     119,506,826       119,406,698           100,128          119,506,826
Discovery Subaccount
1,547,383 Shares (Cost $34,929,728).............      28,734,895        28,727,223             7,672           28,734,895
International Small Company Subaccount
1,302,815 Shares (Cost $16,492,391).............      24,584,118        24,580,985             3,133           24,584,118
Aggressive Growth Subaccount
596,156 Shares (Cost $4,868,232)................       4,024,055         4,024,055                 0            4,024,055
Small Cap Growth Subaccount
664,620 Shares (Cost $6,776,696)................       5,788,837         5,781,671             7,166            5,788,837
Mid Cap Opportunity Subaccount
2,720,169 Shares (Cost $41,019,385).............      47,358,139        47,316,028            42,111           47,358,139
S&P 500 Index Subaccount
7,475,575 Shares (Cost $96,580,837).............      97,107,718        97,065,077            42,641           97,107,718
Blue Chip Subaccount
2,043,034 Shares (Cost $18,930,495).............      23,208,869        23,208,869                 0           23,208,869
High Income Bond Subaccount
4,807,211 Shares (Cost $38,649,513).............      40,813,219        40,740,225            72,994           40,813,219
Capital Growth Subaccount
1,116,798 Shares (Cost $17,589,003).............      19,700,316        19,700,316                 0           19,700,316
Nasdaq-100 Index Subaccount
5,479,511 Shares (Cost $20,466,491).............      23,233,126        23,233,126                 0           23,233,126
Bristol Subaccount
2,200,190 Shares (Cost $23,210,207).............      24,796,136        24,796,136                 0           24,796,136
Bryton Growth Subaccount
832,488 Shares (Cost $8,027,562)................       8,707,821         8,707,821                 0            8,707,821
U.S. Equity Subaccount
962,098 Shares (Cost $10,844,349)...............      12,247,510        12,247,510                 0           12,247,510
Balanced Subaccount
349,192 Shares (Cost $3,835,599)................       4,085,543         4,085,543                 0            4,085,543

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 5)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
OHIO NATIONAL FUND, INC.: (CONTINUED)
Covered Call Subaccount
371,012 Shares (Cost $3,908,997)................  $    4,107,102    $    4,107,102        $        0       $    4,107,102
Target VIP Subaccount
139,876 Shares (Cost $1,415,300)................       1,418,338         1,418,338                 0            1,418,338
Target Equity/Income Subaccount
351,667 Shares (Cost $3,545,751)................       3,562,387         3,562,387                 0            3,562,387

DOW TARGET 10 PORTFOLIOS:
First Quarter Subaccount
228,328 Shares (Cost $1,980,923)................       2,201,084         2,201,084                 0            2,201,084
Second Quarter Subaccount
275,452 Shares (Cost $2,658,675)................       2,977,640         2,977,640                 0            2,977,640
Third Quarter Subaccount
318,438 Shares (Cost $2,714,391)................       2,888,230         2,888,230                 0            2,888,230
Fourth Quarter Subaccount
199,154 Shares (Cost $1,879,089)................       2,027,383         2,027,383                 0            2,027,383

DOW TARGET 5 PORTFOLIOS:
First Quarter Subaccount
71,596 Shares (Cost $663,692)...................         732,426           732,426                 0              732,426
Second Quarter Subaccount
56,321 Shares (Cost $503,785)...................         546,874           546,874                 0              546,874
Third Quarter Subaccount
62,824 Shares (Cost $564,491)...................         508,244           508,244                 0              508,244
Fourth Quarter Subaccount
66,958 Shares (Cost $602,409)...................         609,322           609,322                 0              609,322

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
VIP Growth Subaccount
92,841 Shares (Cost $3,665,703).................       3,128,754         3,128,754                 0            3,128,754
VIP Equity-Income Subaccount
116,290 Shares (Cost $2,774,011)................       2,964,244         2,964,244                 0            2,964,244
VIP High Income Bond Subaccount
113,101 Shares (Cost $1,044,446)................         697,835           697,835                 0              697,835

JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
Large Cap Growth Subaccount
702,130 Shares (Cost $21,050,456)...............      14,646,435        14,646,435                 0           14,646,435
International Growth Subaccount
157,694 Shares (Cost $3,436,582)................       5,602,870         5,601,201             1,669            5,602,870

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 5)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
  (CONTINUED)
Worldwide Growth Subaccount
337,991 Shares (Cost $11,514,457)...............  $    9,450,234    $    9,444,224        $    6,010       $    9,450,234
Balanced Subaccount
967,306 Shares (Cost $24,277,430)...............      24,898,454        24,864,825            33,629           24,898,454

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.:
All Cap Subaccount
822,845 Shares (Cost $12,131,264)...............      14,276,355        14,186,840            89,515           14,276,355
Total Return Subaccount
618,030 Shares (Cost $6,494,650)................       7,008,457         6,992,421            16,036            7,008,457
Investors Subaccount
410,311 Shares (Cost $5,013,070)................       5,965,917         5,965,917                 0            5,965,917

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
Opportunity Subaccount
728,996 Shares (Cost $15,513,415)...............      17,656,279        17,651,010             5,269           17,656,279
Multi Cap Value Subaccount
115,995 Shares (Cost $1,152,902)................       1,584,494         1,584,494                 0            1,584,494
Discovery Subaccount
1,290,523 Shares (Cost $15,973,340).............      18,506,104        18,462,149            43,955           18,506,104

VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS -- CLASS I:
Core Plus Fixed Income Subaccount
299,451 Shares (Cost $3,303,120)................       3,452,672         3,452,672                 0            3,452,672
U.S. Real Estate Subaccount
585,497 Shares (Cost $10,172,859)...............      13,513,266        13,487,731            25,535           13,513,266
Value Subaccount
55,738 Shares (Cost $667,451)...................         807,637           807,637                 0              807,637
Emerging Markets Debt Subaccount
23,711 Shares (Cost $179,002)...................         214,347           214,347                 0              214,347

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
5,363,151 Shares (Cost $60,288,130).............      64,196,920        64,159,653            37,267           64,196,920
Core U.S. Equity Subaccount
3,251,531 Shares (Cost $39,019,012).............      42,692,599        42,667,903            24,696           42,692,599
Capital Growth Subaccount
1,324,797 Shares (Cost $13,425,109).............      14,148,830        14,133,814            15,016           14,148,830

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 5)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Subaccount
2,185,400 Shares (Cost $31,614,210).............  $   41,107,377    $   41,049,347        $   58,030       $   41,107,377
Small Cap Subaccount
2,188,822 Shares (Cost $30,133,544).............      35,699,686        35,674,960            24,726           35,699,686
Equity Subaccount
10,025 Shares (Cost $107,842)...................         110,476           110,476                 0              110,476
International Equity Subaccount
103,794 Shares (Cost $1,263,493)................       1,331,683         1,331,683                 0            1,331,683

THE PRUDENTIAL SERIES FUND, INC.:
Jennison 20/20 Focus Subaccount
1,225,390 Shares (Cost $14,033,028).............      18,172,538        18,165,647             6,891           18,172,538
Jennison Subaccount
377,748 Shares (Cost $7,069,279)................       7,740,060         7,740,060                 0            7,740,060

UBS SERIES TRUST:
U.S. Allocation Subaccount
583,973 Shares (Cost $7,842,574)................       8,269,061         8,252,336            16,725            8,269,061

OLD MUTUAL INSURANCE SERIES FUND:
Technology & Communications Subaccount
1,088,018 Shares (Cost $4,625,487)..............       2,774,445         2,774,445                 0            2,774,445

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2:
VIP Mid Cap Subaccount
3,450,559 Shares (Cost $82,732,341).............     119,630,878       119,530,366           100,512          119,630,878
VIP Contrafund Subaccount
3,073,090 Shares (Cost $73,339,327).............      94,313,146        94,264,929            48,217           94,313,146
VIP Growth Subaccount
696,404 Shares (Cost $24,586,742)...............      23,183,294        23,173,298             9,996           23,183,294
VIP Equity-Income Subaccount
1,086,678 Shares (Cost $25,555,540).............      27,351,695        27,349,906             1,789           27,351,695

JANUS ASPEN SERIES -- SERVICE SHARES:
Large Cap Growth Subaccount
950,331 Shares (Cost $24,691,676)...............      19,586,314        19,586,314                 0           19,586,314
Worldwide Growth Subaccount
573,066 Shares (Cost $12,665,226)...............      15,908,304        15,908,304                 0           15,908,304
Balanced Subaccount
2,304,720 Shares (Cost $55,644,748).............      61,351,651        61,349,299             2,352           61,351,651
International Growth Subaccount
791,766 Shares (Cost $19,097,089)...............      27,846,402        27,835,212            11,190           27,846,402

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 5)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
1,241,718 Shares (Cost $18,045,392).............  $   19,768,143    $   19,756,854        $   11,289       $   19,768,143
Mid Cap Value Subaccount
3,321,623 Shares (Cost $82,058,109).............      92,473,997        92,458,829            15,168           92,473,997

ALLIANCEBERSTEIN VARIABLE SERIES PRODUCT FUND, INC. -- CLASS B:
Global Bond Subaccount
32,237 Shares (Cost $374,963)...................         361,380           361,380                 0              361,380
Growth & Income Subaccount
58,115 Shares (Cost $1,237,767).................       1,432,529         1,432,529                 0            1,432,529
Small Cap Growth Subaccount
18,608 Shares (Cost $165,672)...................         224,972           224,972                 0              224,972

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
177,509 Shares (Cost $2,349,673)................       2,742,512         2,742,512                 0            2,742,512
Investors Growth Stock Subaccount
469,297 Shares (Cost $4,009,679)................       4,561,567         4,561,567                 0            4,561,567
Mid Cap Growth Subaccount
664,266 Shares (Cost $4,107,482)................       4,782,718         4,782,718                 0            4,782,718
Total Return Subaccount
3,570,665 Shares (Cost $67,235,301).............      73,198,640        72,981,938           216,702           73,198,640

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
Real Return Subaccount
11,187,621 Shares (Cost $142,403,181)...........     141,970,908       141,775,260           195,648          141,970,908
Total Return Subaccount
5,439,947 Shares (Cost $56,634,455).............      55,705,057        55,705,057                 0           55,705,057
Global Bond Subaccount
1,022,419 Shares (Cost $12,874,026).............      12,176,993        12,176,993                 0           12,176,993

CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
25,102 Shares (Cost $350,893)...................         444,303           444,303                 0              444,303

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE
  SHARES:
Appreciation Subaccount
187,172 Shares (Cost $6,488,225)................       6,910,403         6,902,070             8,333            6,910,403

ROYCE CAPITAL FUND:
Small-Cap Subaccount
6,600,190 Shares (Cost $56,625,663).............      63,823,840        63,732,901            90,939           63,823,840
Micro-Cap Subaccount
2,488,549 Shares (Cost $28,129,178).............      31,281,062        31,281,062                 0           31,281,062

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 5)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS -- CLASS II:
Core Plus Fixed Income Subaccount
323,211 Shares (Cost $3,705,536)................  $    3,703,994    $    3,703,994        $        0       $    3,703,994
U.S. Real Estate Subaccount
1,793,082 Shares (Cost $35,042,734).............      41,097,429        41,095,795             1,634           41,097,429

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST -- CLASS 2:
Franklin Income Securities Subaccount
1,163,922 Shares (Cost $17,960,722).............      17,831,280        17,831,280                 0           17,831,280
Franklin Flex Cap Growth Securities Subaccount
209,265 Shares (Cost $2,127,261)................       2,216,117         2,216,117                 0            2,216,117
Templeton Foreign Securities Subaccount
588,418 Shares (Cost $8,719,857)................       9,191,084         9,191,084                 0            9,191,084
                                                  --------------    --------------        ----------       --------------
TOTALS..........................................  $2,690,553,182    $2,688,228,154        $2,325,028       $2,690,553,182
                                                  ==============    ==============        ==========       ==============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                    OHIO NATIONAL FUND, INC.
                               --------------------------------------------------------------------------------------------------
                                                MONEY                                                    CAPITAL
                                 EQUITY        MARKET         BOND          OMNI       INTERNATIONAL   APPRECIATION    DISCOVERY
                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                               -----------   -----------   -----------   -----------   -------------   ------------   -----------
                                  2005          2005          2005          2005           2005            2005          2005
                               -----------   -----------   -----------   -----------   -------------   ------------   -----------
Investment activity:
  Reinvested dividends.......  $         0   $ 3,316,422   $ 4,209,056   $   393,713    $    74,032    $   620,140    $         0
  Risk & administrative
     expense (note 2)........   (4,492,083)   (1,491,267)   (1,300,995)     (396,275)    (1,508,094)    (1,193,481)      (364,712)
                               -----------   -----------   -----------   -----------    -----------    -----------    -----------
       Net investment
          activity...........   (4,492,083)    1,825,155     2,908,061        (2,562)    (1,434,062)      (573,341)      (364,712)
                               -----------   -----------   -----------   -----------    -----------    -----------    -----------
Reinvested capital gains.....            0             0             0             0              0              0              0
                               -----------   -----------   -----------   -----------    -----------    -----------    -----------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss).......    2,164,215        30,610       160,248    (1,147,482)       699,404        140,961     (2,033,628)
  Unrealized gain (loss).....   20,699,494             0    (3,926,954)    3,684,054     14,209,270      5,343,057      1,771,354
                               -----------   -----------   -----------   -----------    -----------    -----------    -----------
       Net gain (loss) on
          investments........   22,863,709        30,610    (3,766,706)    2,536,572     14,908,674      5,484,018       (262,274)
                               -----------   -----------   -----------   -----------    -----------    -----------    -----------
          Net increase
            (decrease) in
            contracts owner's
            equity from
            operations.......  $18,371,626   $ 1,855,765   $  (858,645)  $ 2,534,010    $13,474,612    $ 4,910,677    $  (626,986)
                               ===========   ===========   ===========   ===========    ===========    ===========    ===========

                                                                      OHIO NATIONAL FUND, INC.
                                   ----------------------------------------------------------------------------------------------
                                   INTERNATIONAL   AGGRESSIVE   SMALL CAP      MID CAP         S&P                    HIGH INCOME
                                     SMALL CO.       GROWTH       GROWTH     OPPORTUNITY    500 INDEX    BLUE CHIP       BOND
                                    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                   -------------   ----------   ----------   -----------   -----------   ----------   -----------
                                       2005           2005         2005         2005          2005          2005         2005
                                   -------------   ----------   ----------   -----------   -----------   ----------   -----------
Investment activity:
  Reinvested dividends...........   $  102,327     $     902    $       0    $        0    $   971,299   $ 220,630    $ 1,915,434
  Risk & administrative expense
     (note 2)....................     (202,173)      (48,863)     (68,309)     (572,453)    (1,232,410)   (327,281)      (463,001)
                                    ----------     ---------    ---------    ----------    -----------   ---------    -----------
       Net investment activity...      (99,846)      (47,961)     (68,309)     (572,453)      (261,111)   (106,651)     1,452,433
                                    ----------     ---------    ---------    ----------    -----------   ---------    -----------
Reinvested capital gains.........            0             0            0             0              0           0              0
                                    ----------     ---------    ---------    ----------    -----------   ---------    -----------
Realized & unrealized gain (loss)
  on investments:
  Realized gain (loss)...........      401,942      (405,869)    (322,386)      504,611       (335,400)    639,255        400,068
  Unrealized gain (loss).........    4,151,697       881,024      675,468     3,880,574      3,589,963     233,444     (1,202,521)
                                    ----------     ---------    ---------    ----------    -----------   ---------    -----------
       Net gain (loss) on
          investments............    4,553,639       475,155      353,082     4,385,185      3,254,563     872,699       (802,453)
                                    ----------     ---------    ---------    ----------    -----------   ---------    -----------
          Net increase (decrease)
            in contracts owner's
            equity from
            operations...........   $4,453,793     $ 427,194    $ 284,773    $3,812,732    $ 2,993,452   $ 766,048    $   649,980
                                    ==========     =========    =========    ==========    ===========   =========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                        OHIO NATIONAL FUND, INC.
                                        -----------------------------------------------------------------------------------------
                                         CAPITAL     NASDAQ-100                  BRYTON                                 COVERED
                                          GROWTH       INDEX       BRISTOL       GROWTH     U.S. EQUITY    BALANCED       CALL
                                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                        ----------   ----------   ----------   ----------   -----------   ----------   ----------
                                           2005         2005         2005         2005         2005          2005         2005
                                        ----------   ----------   ----------   ----------   -----------   ----------   ----------
Investment activity:
  Reinvested dividends................  $       0    $       0    $        0    $  1,452     $       0     $  8,210     $      0
  Risk & administrative expense (note
     2)...............................   (252,408)    (211,468)     (166,017)    (63,113)     (105,473)     (38,560)     (41,234)
                                        ---------    ---------    ----------    --------     ---------     --------     --------
       Net investment activity........   (252,408)    (211,468)     (166,017)    (61,661)     (105,473)     (30,350)     (41,234)
                                        ---------    ---------    ----------    --------     ---------     --------     --------
Reinvested capital gains..............          0            0             0           0             0            0            0
                                        ---------    ---------    ----------    --------     ---------     --------     --------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)................    324,807      187,002         7,738      29,406        17,663       11,373       36,630
  Unrealized gain (loss)..............    114,502      610,617     1,520,248     428,639       896,106      121,060       92,975
                                        ---------    ---------    ----------    --------     ---------     --------     --------
       Net gain (loss) on
          investments.................    439,309      797,619     1,527,986     458,045       913,769      132,433      129,605
                                        ---------    ---------    ----------    --------     ---------     --------     --------
          Net increase (decrease) in
            contracts owner's equity
            from operations...........  $ 186,901    $ 586,151    $1,361,969    $396,384     $ 808,296     $102,083     $ 88,371
                                        =========    =========    ==========    ========     =========     ========     ========

                                                  OHIO NATIONAL FUND, INC.                 DOW TARGET 10 PORTFOLIOS
                                                 --------------------------   ---------------------------------------------------
                                                                 TARGET         FIRST        SECOND        THIRD        FOURTH
                                                 TARGET VIP   EQUITY/INCOME    QUARTER      QUARTER       QUARTER       QUARTER
                                                 SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                 ----------   -------------   ----------   ----------   -----------   -----------
                                                  2005(C)        2005(C)         2005         2005         2005          2005
                                                 ----------   -------------   ----------   ----------   -----------   -----------
Investment activity:
  Reinvested dividends........................    $     0        $     0      $       0    $       0     $       0     $       0
  Risk & administrative expense (note 2)......     (2,278)        (5,310)       (33,316)     (42,273)      (38,406)      (25,651)
                                                  -------        -------      ---------    ---------     ---------     ---------
       Net investment activity................     (2,278)        (5,310)       (33,316)     (42,273)      (38,406)      (25,651)
                                                  -------        -------      ---------    ---------     ---------     ---------
Reinvested capital gains......................          0              0              0            0             0             0
                                                  -------        -------      ---------    ---------     ---------     ---------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)........................       (359)          (326)        91,960       84,758        60,013        43,010
  Unrealized gain (loss)......................      3,038         16,636       (263,215)    (176,651)     (230,317)     (134,482)
                                                  -------        -------      ---------    ---------     ---------     ---------
       Net gain (loss) on investments.........      2,679         16,310       (171,255)     (91,893)     (170,304)      (91,472)
                                                  -------        -------      ---------    ---------     ---------     ---------
          Net increase (decrease) in contracts
            owner's equity from operations....    $   401        $11,000      $(204,571)   $(134,166)    $(208,710)    $(117,123)
                                                  =======        =======      =========    =========     =========     =========

---------------

(c) Period from November 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                 DOW TARGET 5 PORTFOLIOS                FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                                    -------------------------------------------------   -----------------------------------------
                                      FIRST        SECOND       THIRD        FOURTH                   VIP EQUITY-      VIP HIGH
                                     QUARTER      QUARTER      QUARTER      QUARTER     VIP GROWTH       INCOME      INCOME BOND
                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                    ----------   ----------   ----------   ----------   -----------   ------------   ------------
                                       2005         2005         2005         2005         2005           2005           2005
                                    ----------   ----------   ----------   ----------   -----------   ------------   ------------
Investment activity:
  Reinvested dividends............   $      0     $      0    $       0     $      0     $  21,105      $ 58,068      $ 117,987
  Risk & administrative expense
     (note 2).....................    (10,082)      (7,605)      (7,117)      (8,995)      (45,958)      (42,857)       (10,419)
                                     --------     --------    ---------     --------     ---------      --------      ---------
       Net investment activity....    (10,082)      (7,605)      (7,117)      (8,995)      (24,853)       15,211        107,568
                                     --------     --------    ---------     --------     ---------      --------      ---------
Reinvested capital gains..........          0            0            0            0             0       127,606              0
                                     --------     --------    ---------     --------     ---------      --------      ---------
Realized & unrealized gain (loss)
  on investments:
  Realized gain (loss)............     14,886       21,932          623        9,479      (467,323)       28,278       (102,921)
  Unrealized gain (loss)..........    (25,553)     (42,040)    (114,233)     (98,730)      599,094       (41,378)         4,395
                                     --------     --------    ---------     --------     ---------      --------      ---------
       Net gain (loss) on
          investments.............    (10,667)     (20,108)    (113,610)     (89,251)      131,771       (13,100)       (98,526)
                                     --------     --------    ---------     --------     ---------      --------      ---------
          Net increase (decrease)
            in contracts owner's
            equity from
            operations............   $(20,749)    $(27,713)   $(120,727)    $(98,246)    $ 106,918      $129,717      $   9,042
                                     ========     ========    =========     ========     =========      ========      =========

                                                                JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                                         --------------------------------------------------------
                                                           LARGE CAP     INTERNATIONAL    WORLDWIDE
                                                            GROWTH          GROWTH         GROWTH       BALANCED
                                                         SUBACCOUNT(D)    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                         -------------   -------------   -----------   ----------
                                                             2005            2005           2005          2005
                                                         -------------   -------------   -----------   ----------
Investment activity:
  Reinvested dividends.................................   $    52,641     $   58,801     $   139,265   $  609,275
  Risk & administrative expense (note 2)...............      (209,727)       (62,014)       (136,232)    (367,304)
                                                          -----------     ----------     -----------   ----------
       Net investment activity.........................      (157,086)        (3,213)          3,033      241,971
                                                          -----------     ----------     -----------   ----------
Reinvested capital gains...............................             0              0               0            0
                                                          -----------     ----------     -----------   ----------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss).................................    (2,481,172)       300,079      (1,098,640)    (158,330)
  Unrealized gain (loss)...............................     3,015,613      1,082,041       1,474,390    1,571,300
                                                          -----------     ----------     -----------   ----------
       Net gain (loss) on investments..................       534,441      1,382,120         375,750    1,412,970
                                                          -----------     ----------     -----------   ----------
          Net increase (decrease) in contracts owner's
            equity from operations.....................   $   377,355     $1,378,907     $   378,783   $1,654,941
                                                          ===========     ==========     ===========   ==========

                                                          SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
                                                         ---------------------------------------------
                                                                             TOTAL
                                                           ALL CAP           RETURN        INVESTORS
                                                          SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                         ------------     ------------    ------------
                                                             2005             2005            2005
                                                         ------------     ------------    ------------
Investment activity:
  Reinvested dividends.................................    $ 121,961        $138,582        $ 70,062
  Risk & administrative expense (note 2)...............     (178,557)        (99,285)        (79,686)
                                                           ---------        --------        --------
       Net investment activity.........................      (56,596)         39,297          (9,624)
                                                           ---------        --------        --------
Reinvested capital gains...............................       10,048          46,741               0
                                                           ---------        --------        --------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss).................................      278,101          88,091         160,770
  Unrealized gain (loss)...............................      145,618         (51,938)        137,786
                                                           ---------        --------        --------
       Net gain (loss) on investments..................      423,719          36,153         298,556
                                                           ---------        --------        --------
          Net increase (decrease) in contracts owner's
            equity from operations.....................    $ 377,171        $122,191        $288,932
                                                           =========        ========        ========

---------------

(d) Formerly known as Growth Subaccount.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                                                        STRONG
                                                                                                                       VARIABLE
                                                                                                                      INSURANCE
                                                                                WELLS FARGO ADVANTAGE VARIABLE        FUNDS INC.
                                                                                     TRUST FUNDS (NOTE 4)              (NOTE 4)
                                                                             -------------------------------------   ------------
                                                                                           MULTI CAP                   MID CAP
                                                                             OPPORTUNITY     VALUE      DISCOVERY     GROWTH II
                                                                             SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                                             -----------   ----------   ----------   ------------
                                                                                2005          2005         2005          2005
                                                                             -----------   ----------   ----------   ------------
Investment activity:
  Reinvested dividends....................................................   $        0     $  5,433    $        0   $          0
  Risk & administrative expense (note 2)..................................     (242,059)     (18,585)     (177,243)       (69,022)
                                                                             ----------     --------    ----------   ------------
       Net investment activity............................................     (242,059)     (13,152)     (177,243)       (69,022)
                                                                             ----------     --------    ----------   ------------
Reinvested capital gains..................................................            0            0             0              0
                                                                             ----------     --------    ----------   ------------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)....................................................      282,960       47,986       218,603    (11,798,834)
  Unrealized gain (loss)..................................................    1,066,265      155,040     2,532,763     10,695,283
                                                                             ----------     --------    ----------   ------------
       Net gain (loss) on investments.....................................    1,349,225      203,026     2,751,366     (1,103,551)
                                                                             ----------     --------    ----------   ------------
        Net increase (decrease) in contracts owner's equity from
operations................................................................   $1,107,166     $189,874    $2,574,123   $ (1,172,573)
                                                                             ==========     ========    ==========   ============

                                  VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I     GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                 -----------------------------------------------------   ----------------------------------------
                                  CORE PLUS     U.S. REAL                   EMERGING       GROWTH &      CORE U.S.      CAPITAL
                                 FIXED INCOME     ESTATE       VALUE      MARKETS DEBT      INCOME        EQUITY        GROWTH
                                  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                 ------------   ----------   ----------   ------------   ------------   -----------   -----------
                                     2005          2005         2005          2005           2005          2005          2005
                                 ------------   ----------   ----------   ------------   ------------   -----------   -----------
Investment activity:
  Reinvested dividends.........    $141,594     $  133,664    $ 14,248      $15,923       $1,017,408    $  305,072     $  20,947
  Risk & administrative expense
     (note 2)..................     (54,920)      (144,386)    (13,405)      (2,656)        (573,246)     (363,912)     (181,609)
                                   --------     ----------    --------      -------       ----------    ----------     ---------
       Net investment
          activity.............      86,674        (10,722)        843       13,267          444,162       (58,840)     (160,662)
                                   --------     ----------    --------      -------       ----------    ----------     ---------
Reinvested capital gains.......      29,036        295,233      59,076        3,384                0             0             0
                                   --------     ----------    --------      -------       ----------    ----------     ---------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss).........      75,432        386,616      57,059        2,248           16,818        25,349       (19,872)
  Unrealized gain (loss).......     (77,551)     1,087,009     (94,194)       2,007          924,298     2,426,038       367,405
                                   --------     ----------    --------      -------       ----------    ----------     ---------
       Net gain (loss) on
          investments..........      (2,119)     1,473,625     (37,135)       4,255          941,116     2,451,387       347,533
                                   --------     ----------    --------      -------       ----------    ----------     ---------
          Net increase
            (decrease) in
            contracts owner's
            equity from
            operations.........    $113,591     $1,758,136    $ 22,784      $20,906       $1,385,278    $2,392,547     $ 186,871
                                   ========     ==========    ========      =======       ==========    ==========     =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      LAZARD RETIREMENT                      THE PRUDENTIAL SERIES     UBS SERIES
                                                        SERIES, INC.                               FUND, INC.            TRUST
                                    -----------------------------------------------------   ------------------------   ----------
                                     EMERGING                               INTERNATIONAL    JENNISON                     U.S.
                                     MARKETS      SMALL CAP      EQUITY        EQUITY       20/20 FOCUS    JENNISON    ALLOCATION
                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                    ----------   -----------   ----------   -------------   -----------   ----------   ----------
                                       2005         2005        2005(B)        2005(B)         2005          2005         2005
                                    ----------   -----------   ----------   -------------   -----------   ----------   ----------
Investment activity:
  Reinvested dividends............  $   72,967   $         0     $  248        $ 3,917      $        0     $      0    $ 123,782
  Risk & administrative expense
     (note 2).....................    (283,623)     (456,782)      (367)        (4,301)       (185,446)     (95,316)    (120,486)
                                    ----------   -----------     ------        -------      ----------     --------    ---------
Net investment activity...........    (210,656)     (456,782)      (119)          (384)       (185,446)     (95,316)       3,296
                                    ----------   -----------     ------        -------      ----------     --------    ---------
Reinvested capital gains..........     869,616     2,552,120          0          5,965               0            0            0
                                    ----------   -----------     ------        -------      ----------     --------    ---------
Realized & unrealized gain (loss)
  on investments:
  Realized gain (loss)............   1,263,903     1,019,564          5            105         485,245      (19,066)      44,880
  Unrealized gain (loss)..........   6,174,583    (2,156,218)     2,634         68,190       2,260,476      988,851      413,111
                                    ----------   -----------     ------        -------      ----------     --------    ---------
       Net gain (loss) on
          investments.............   7,438,486    (1,136,654)     2,639         68,295       2,745,721      969,785      457,991
                                    ----------   -----------     ------        -------      ----------     --------    ---------
          Net increase (decrease)
            in contracts owner's
            equity from
            operations............  $8,097,446   $   958,684     $2,520        $73,876      $2,560,275     $874,469    $ 461,287
                                    ==========   ===========     ======        =======      ==========     ========    =========

                                                               OLD MUTUAL
                                                               INSURANCE
                                                              SERIES FUND        FIDELITY VARIABLE INSURANCE PRODUCTS FUND --
                                                                  (E)                          SERVICE CLASS 2
                                                              ------------   ----------------------------------------------------
                                                                TECHN. &                       VIP                    VIP EQUITY-
                                                                 COMM.       VIP MID CAP   CONTRAFUND    VIP GROWTH     INCOME
                                                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                              ------------   -----------   -----------   ----------   -----------
                                                                  2005          2005          2005          2005         2005
                                                              ------------   -----------   -----------   ----------   -----------
Investment activity:
  Reinvested dividends......................................   $       0     $         0   $    69,982   $   61,471   $  221,499
  Risk & administrative expense (note 2)....................     (35,580)     (1,215,956)     (888,293)    (301,877)    (282,098)
                                                               ---------     -----------   -----------   ----------   ----------
       Net investment activity..............................     (35,580)     (1,215,956)     (818,311)    (240,406)     (60,599)
                                                               ---------     -----------   -----------   ----------   ----------
Reinvested capital gains....................................           0       1,282,659         9,997            0      547,595
                                                               ---------     -----------   -----------   ----------   ----------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)......................................    (715,094)        483,339        95,438     (408,134)      18,007
  Unrealized gain (loss)....................................     947,358      14,776,422    11,422,692    1,536,425      667,231
                                                               ---------     -----------   -----------   ----------   ----------
       Net gain (loss) on investments.......................     232,264      15,259,761    11,518,130    1,128,291      685,238
                                                               ---------     -----------   -----------   ----------   ----------
          Net increase (decrease) in contracts owner's
          equity from operations............................   $ 196,684     $15,326,464   $10,709,816   $  887,885   $1,172,234
                                                               =========     ===========   ===========   ==========   ==========

---------------

(b) Period from May 2, 2005, date of commencement of operations.
(e) Formerly known as PBHG Insurance Series Fund.
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                    JANUS ASPEN SERIES -- SERVICE SHARES             J.P. MORGAN SERIES TRUST II
                                          --------------------------------------------------------   ----------------------------
                                            LARGE CAP      WORLDWIDE                 INTERNATIONAL       SMALL         MID CAP
                                              GROWTH         GROWTH      BALANCED       GROWTH          COMPANY         VALUE
                                          SUBACCOUNT(D)    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                          --------------   ----------   ----------   -------------   -------------   ------------
                                               2005           2005         2005          2005            2005            2005
                                          --------------   ----------   ----------   -------------   -------------   ------------
Investment activity:
  Reinvested dividends..................   $    24,500     $ 193,509    $1,244,129    $  209,047      $         0     $   96,338
  Risk & administrative expense (note
     2).................................      (260,450)     (213,379)     (811,951)     (234,035)        (239,103)      (807,458)
                                           -----------     ---------    ----------    ----------      -----------     ----------
       Net investment activity..........      (235,950)      (19,870)      432,178       (24,988)        (239,103)      (711,120)
                                           -----------     ---------    ----------    ----------      -----------     ----------
Reinvested capital gains................             0             0             0             0        2,249,247        712,277
                                           -----------     ---------    ----------    ----------      -----------     ----------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)..................    (1,092,408)      541,782       403,243       163,536          483,492         53,340
  Unrealized gain (loss)................     1,767,296        91,178     2,781,640     5,464,385       (2,093,367)     4,667,493
                                           -----------     ---------    ----------    ----------      -----------     ----------
       Net gain (loss) on investments...       674,888       632,960     3,184,883     5,627,921       (1,609,875)     4,720,833
                                           -----------     ---------    ----------    ----------      -----------     ----------
          Net increase (decrease) in
            contracts owner's equity
            from operations.............   $   438,938     $ 613,090    $3,617,061    $5,602,933      $   400,269     $4,721,990
                                           ===========     =========    ==========    ==========      ===========     ==========

                                         ALLIANCEBERSTEIN VARIABLE
                                   SERIES PRODUCT FUND, INC. -- CLASS B         MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                  ---------------------------------------   -----------------------------------------------------
                                    GLOBAL        GROWTH &     SMALL CAP       NEW        INVESTORS      MID CAP
                                     BOND          INCOME        GROWTH     DISCOVERY    GROWTH STOCK     GROWTH     TOTAL RETURN
                                  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                  ----------     ----------    ----------   ----------   ------------   ----------   ------------
                                     2005           2005          2005         2005          2005          2005          2005
                                  ----------     ----------    ----------   ----------   ------------   ----------   ------------
Investment activity:
  Reinvested dividends..........   $ 35,950       $ 20,781      $     0      $      0      $  5,767      $      0    $ 1,238,417
  Risk & administrative expense
     (note 2)...................     (4,999)       (21,785)      (3,034)      (31,212)      (55,218)      (58,337)      (889,070)
                                   --------       --------      -------      --------      --------      --------    -----------
     Net investment activity....     30,951         (1,004)      (3,034)      (31,212)      (49,451)      (58,337)       349,347
                                   --------       --------      -------      --------      --------      --------    -----------
Reinvested capital gains........      4,701              0            0             0             0             0      2,663,168
                                   --------       --------      -------      --------      --------      --------    -----------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss)..........      1,741         47,455        6,011        43,403        77,355       110,900        499,983
  Unrealized gain (loss)........    (74,950)        (2,194)       1,751        81,270        89,844        (1,384)    (2,585,562)
                                   --------       --------      -------      --------      --------      --------    -----------
     Net gain (loss) on
       investments..............    (73,209)        45,261        7,762       124,673       167,199       109,516     (2,085,579)
                                   --------       --------      -------      --------      --------      --------    -----------
       Net increase (decrease)
          in contracts owner's
          equity from
          operations............   $(37,557)      $ 44,257      $ 4,728      $ 93,461      $117,748      $ 51,179    $   926,936
                                   ========       ========      =======      ========      ========      ========    ===========

---------------

(d) Formerly known as Growth Subaccount.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                             DREYFUS
                                                                                            VARIABLE
                                                                             CALVERT       INVESTMENT
                                  PIMCO VARIABLE INSURANCE TRUST --         VARIABLE      FUND-SERVICE
                                        ADMINISTRATIVE SHARES              SERIES INC.       SHARES         ROYCE CAPITAL FUND
                              -----------------------------------------   -------------   -------------   -----------------------
                              REAL RETURN    TOTAL RETURN   GLOBAL BOND   SOCIAL EQUITY   APPRECIATION    SMALL-CAP    MICRO-CAP
                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                              ------------   ------------   -----------   -------------   -------------   ----------   ----------
                                  2005           2005          2005           2005            2005           2005         2005
                              ------------   ------------   -----------   -------------   -------------   ----------   ----------
Investment activity:
  Reinvested dividends......  $ 2,998,149    $ 1,620,833    $   260,800      $   243        $      0      $        0   $  154,077
  Risk & administrative
     expense (note 2).......   (1,353,457)      (623,854)      (129,978)      (5,061)        (82,770)       (617,690)    (295,536)
                              -----------    -----------    -----------      -------        --------      ----------   ----------
     Net investment
       activity.............    1,644,692        996,979        130,822       (4,818)        (82,770)       (617,690)    (141,459)
                              -----------    -----------    -----------      -------        --------      ----------   ----------
Reinvested capital gains....    1,508,593        876,325        172,056            0               0         651,082      465,523
                              -----------    -----------    -----------      -------        --------      ----------   ----------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss)......       20,918         31,323         (6,612)      14,615          39,910          89,729       10,116
  Unrealized gain (loss)....   (2,410,902)    (1,434,140)    (1,110,002)       3,254         209,309       3,541,561    2,432,139
                              -----------    -----------    -----------      -------        --------      ----------   ----------
     Net gain (loss) on
       investments..........   (2,389,984)    (1,402,817)    (1,116,614)      17,869         249,219       3,631,290    2,442,255
                              -----------    -----------    -----------      -------        --------      ----------   ----------
       Net increase
          (decrease) in
          contracts owner's
          equity from
          operations........  $   763,301    $   470,487    $  (813,736)     $13,051        $166,449      $3,664,682   $2,766,319
                              ===========    ===========    ===========      =======        ========      ==========   ==========

                                              VAN KAMPEN UNIVERSAL          FRANKLIN TEMPLETON VARIABLE INSURANCE
                                         INSTITUTIONAL FUNDS -- CLASS II           PRODUCTS TRUST CLASS 2
                                         -------------------------------   ---------------------------------------
                                                                            FRANKLIN    FRANKLIN FLEX   TEMPLETON
                                            CORE PLUS        U.S. REAL       INCOME      CAP GROWTH      FOREIGN
                                          FIXED INCOME        ESTATE       SECURITIES    SECURITIES     SECURITIES      TOTAL
                                           SUBACCOUNT       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNTS
                                         ---------------   -------------   ----------   -------------   ----------   ------------
                                              2005             2005         2005(B)        2005(B)       2005(B)         2005
                                         ---------------   -------------   ----------   -------------   ----------   ------------
Investment activity:
  Reinvested dividends.................     $ 94,537        $  290,905     $  23,411       $ 1,839       $  5,583    $ 23,948,334
  Risk & administrative expense (note
     2)................................      (36,164)         (348,008)      (62,713)       (9,417)       (31,572)    (28,890,161)
                                            --------        ----------     ---------       -------       --------    ------------
     Net investment activity...........       58,373           (57,103)      (39,302)       (7,578)       (25,989)     (4,941,827)
                                            --------        ----------     ---------       -------       --------    ------------
Reinvested capital gains...............       20,016           685,730         2,032             0              0      15,849,826
                                            --------        ----------     ---------       -------       --------    ------------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss).................        4,285           290,796        (2,076)          555            842      (8,219,132)
  Unrealized gain (loss)...............      (17,655)        3,583,278      (129,442)       88,856        471,227     136,246,446
                                            --------        ----------     ---------       -------       --------    ------------
     Net gain (loss) on investments....      (13,370)        3,874,074      (131,518)       89,411        472,069     128,027,314
                                            --------        ----------     ---------       -------       --------    ------------
       Net increase (decrease) in
        contracts owner's equity from
        operations.....................     $ 65,019        $4,502,701     $(168,788)      $81,833       $446,080    $138,935,313
                                            ========        ==========     =========       =======       ========    ============

---------------

(b) Period from May 2, 2005, date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                     OHIO NATIONAL FUND, INC.
                                      ---------------------------------------------------------------------------------------
                                                EQUITY                      MONEY MARKET                      BOND
                                              SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                      ---------------------------   ----------------------------   --------------------------
                                          2005           2004           2005            2004           2005          2004
                                      ------------   ------------   -------------   ------------   ------------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity...........  $ (4,492,083)  $ (3,629,250)  $   1,825,155   $   (257,390)  $  2,908,061   $  (967,702)
  Reinvested capital gains..........             0              0               0              0              0             0
  Realized gain (loss)..............     2,164,215        307,837          30,610             (3)       160,248       215,259
  Unrealized gain (loss)............    20,699,494     38,703,302               0              0     (3,926,954)    3,817,955
                                      ------------   ------------   -------------   ------------   ------------   -----------
     Net increase (decrease) in
       contract owners' equity from
       operations...................    18,371,626     35,381,889       1,855,765       (257,393)      (858,645)    3,065,512
                                      ------------   ------------   -------------   ------------   ------------   -----------
Equity transactions:
  Contract purchase payments (note
     1).............................    32,019,901     28,070,717     216,138,343    114,827,216     15,560,204    12,674,936
  Transfers to & from fixed & other
     subaccounts....................    21,130,882     39,937,851    (170,266,791)   (91,094,456)    21,142,945    15,527,149
  Withdrawals & surrenders..........   (25,106,861)   (22,856,424)    (15,165,863)   (11,637,634)    (5,558,564)   (3,943,066)
  Surrender charges (note 2)........      (373,221)      (310,557)       (260,485)      (274,057)      (123,650)      (82,636)
  Annual contract charges (note
     2).............................      (594,731)      (348,632)       (189,925)       (81,967)      (196,705)      (72,152)
  Annuity & death benefit
     payments.......................    (6,001,070)    (4,204,788)     (3,728,673)    (3,231,048)    (1,986,672)   (1,308,309)
                                      ------------   ------------   -------------   ------------   ------------   -----------
     Net equity transactions........    21,074,900     40,288,167      26,526,606      8,508,054     28,837,558    22,795,922
                                      ------------   ------------   -------------   ------------   ------------   -----------
       Net change in contract
          owners' equity............    39,446,526     75,670,056      28,382,371      8,250,661     27,978,913    25,861,434
Contract owners' equity:
  Beginning of period...............   349,003,434    273,333,378      97,009,432     88,758,771     86,763,648    60,902,214
                                      ------------   ------------   -------------   ------------   ------------   -----------
  End of period.....................  $388,449,960   $349,003,434   $ 125,391,803   $ 97,009,432   $114,742,561   $86,763,648
                                      ============   ============   =============   ============   ============   ===========
Change in units:
  Beginning units...................    25,847,040     21,310,002       8,410,026      7,590,090      6,034,033     4,318,609
                                      ------------   ------------   -------------   ------------   ------------   -----------
  Units purchased...................     8,291,557      9,056,148      27,272,641     22,942,494      3,432,305     3,060,400
  Units redeemed....................    (5,737,585)    (4,519,110)    (24,906,037)   (22,122,558)    (1,314,751)   (1,344,976)
                                      ------------   ------------   -------------   ------------   ------------   -----------
  Ending units......................    28,401,012     25,847,040      10,776,630      8,410,026      8,151,587     6,034,033
                                      ============   ============   =============   ============   ============   ===========

                                      OHIO NATIONAL FUND, INC.
                                      -------------------------
                                                OMNI
                                             SUBACCOUNT
                                      -------------------------
                                         2005          2004
                                      -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity...........  $    (2,562)  $   132,922
  Reinvested capital gains..........            0             0
  Realized gain (loss)..............   (1,147,482)     (963,962)
  Unrealized gain (loss)............    3,684,054     2,761,999
                                      -----------   -----------
     Net increase (decrease) in
       contract owners' equity from
       operations...................    2,534,010     1,930,959
                                      -----------   -----------
Equity transactions:
  Contract purchase payments (note
     1).............................    1,271,033     3,003,627
  Transfers to & from fixed & other
     subaccounts....................   (2,031,884)    4,866,406
  Withdrawals & surrenders..........   (3,764,098)   (3,100,455)
  Surrender charges (note 2)........      (44,792)      (42,454)
  Annual contract charges (note
     2).............................      (60,812)      (37,689)
  Annuity & death benefit
     payments.......................     (523,015)     (899,328)
                                      -----------   -----------
     Net equity transactions........   (5,153,568)    3,790,107
                                      -----------   -----------
       Net change in contract
          owners' equity............   (2,619,558)    5,721,066
Contract owners' equity:
  Beginning of period...............   34,115,944    28,394,878
                                      -----------   -----------
  End of period.....................  $31,496,386   $34,115,944
                                      ===========   ===========
Change in units:
  Beginning units...................    2,707,818     1,838,399
                                      -----------   -----------
  Units purchased...................      588,875     1,316,302
  Units redeemed....................     (943,079)     (446,883)
                                      -----------   -----------
  Ending units......................    2,353,614     2,707,818
                                      ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                      OHIO NATIONAL FUND, INC.
                                         -----------------------------------------------------------------------------------

                                               INTERNATIONAL             CAPITAL APPRECIATION              DISCOVERY
                                                 SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                         --------------------------   --------------------------   -------------------------
                                             2005          2004           2005          2004          2005          2004
                                         ------------   -----------   ------------   -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $ (1,434,062)  $  (622,031)  $   (573,341)  $  (499,764)  $  (364,712)  $  (431,742)
  Reinvested capital gains.............             0             0              0             0             0             0
  Realized gain (loss).................       699,404       227,482        140,961       280,904    (2,033,628)   (2,117,361)
  Unrealized gain (loss)...............    14,209,270     8,130,298      5,343,057     7,416,242     1,771,354     5,792,510
                                         ------------   -----------   ------------   -----------   -----------   -----------
     Net increase (decrease) in
       contract owners' equity from
       operations......................    13,474,612     7,735,749      4,910,677     7,197,382      (626,986)    3,243,407
                                         ------------   -----------   ------------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note
     1)................................    32,949,549    18,052,504     19,513,294     5,512,960     1,144,210     1,031,302
  Transfers to & from fixed & other
     subaccounts.......................    49,041,600    28,223,331     30,357,251     9,731,293    (3,314,609)   (1,350,832)
  Withdrawals & surrenders.............    (5,275,958)   (3,664,394)    (7,374,359)   (4,308,398)   (4,241,306)   (4,401,330)
  Surrender charges (note 2)...........      (102,482)      (53,958)       (88,799)      (73,236)      (53,799)      (75,808)
  Annual contract charges (note 2).....      (295,512)      (54,564)      (173,235)      (64,497)      (40,647)      (43,557)
  Annuity & death benefit payments.....    (1,753,948)     (542,508)    (1,327,378)   (1,171,146)     (411,279)     (454,881)
                                         ------------   -----------   ------------   -----------   -----------   -----------
     Net equity transactions...........    74,563,249    41,960,411     40,906,774     9,626,976    (6,917,430)   (5,295,106)
                                         ------------   -----------   ------------   -----------   -----------   -----------
       Net change in contract owners'
          equity.......................    88,037,861    49,696,160     45,817,451    16,824,358    (7,544,416)   (2,051,699)
Contract owners' equity:
  Beginning of period..................    81,269,812    31,573,652     73,689,375    56,865,017    36,279,311    38,331,010
                                         ------------   -----------   ------------   -----------   -----------   -----------
  End of period........................  $169,307,673   $81,269,812   $119,506,826   $73,689,375   $28,734,895   $36,279,311
                                         ============   ===========   ============   ===========   ===========   ===========
Change in units:
  Beginning units......................     7,840,678     2,828,421      4,035,544     3,333,112     2,802,728     3,107,511
                                         ------------   -----------   ------------   -----------   -----------   -----------
  Units purchased......................     9,683,394     5,849,439      3,386,747     1,319,034       272,237       338,479
  Units redeemed.......................    (1,583,359)     (837,182)      (808,028)     (616,602)     (735,007)     (643,262)
                                         ------------   -----------   ------------   -----------   -----------   -----------
  Ending units.........................    15,940,713     7,840,678      6,614,263     4,035,544     2,339,958     2,802,728
                                         ============   ===========   ============   ===========   ===========   ===========

                                         OHIO NATIONAL FUND, INC.
                                         -------------------------
                                               INTERNATIONAL
                                               SMALL COMPANY
                                                SUBACCOUNT
                                         -------------------------
                                            2005          2004
                                         -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $   (99,846)  $   (12,972)
  Reinvested capital gains.............            0             0
  Realized gain (loss).................      401,942       338,426
  Unrealized gain (loss)...............    4,151,697     1,618,929
                                         -----------   -----------
     Net increase (decrease) in
       contract owners' equity from
       operations......................    4,453,793     1,944,383
                                         -----------   -----------
Equity transactions:
  Contract purchase payments (note
     1)................................    3,857,419       601,504
  Transfers to & from fixed & other
     subaccounts.......................    5,515,106     1,483,385
  Withdrawals & surrenders.............   (1,244,006)   (1,035,568)
  Surrender charges (note 2)...........      (18,709)      (17,666)
  Annual contract charges (note 2).....      (21,168)      (13,845)
  Annuity & death benefit payments.....     (224,238)     (120,495)
                                         -----------   -----------
     Net equity transactions...........    7,864,404       897,315
                                         -----------   -----------
       Net change in contract owners'
          equity.......................   12,318,197     2,841,698
Contract owners' equity:
  Beginning of period..................   12,265,921     9,424,223
                                         -----------   -----------
  End of period........................  $24,584,118   $12,265,921
                                         ===========   ===========
Change in units:
  Beginning units......................      928,177       807,410
                                         -----------   -----------
  Units purchased......................      938,194       313,831
  Units redeemed.......................     (304,480)     (193,064)
                                         -----------   -----------
  Ending units.........................    1,561,891       928,177
                                         ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                       OHIO NATIONAL FUND, INC.
                                             -----------------------------------------------------------------------------
                                                AGGRESSIVE GROWTH         SMALL CAP GROWTH          MID CAP OPPORTUNITY
                                                   SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                             -----------------------   -----------------------   -------------------------
                                                2005         2004         2005         2004         2005          2004
                                             ----------   ----------   ----------   ----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $  (47,961)  $  (54,709)  $  (68,309)  $  (67,470)  $  (572,453)  $  (522,150)
  Reinvested capital gains.................           0            0            0            0             0             0
  Realized gain (loss).....................    (405,869)    (697,392)    (322,386)    (635,660)      504,611      (275,548)
  Unrealized gain (loss)...................     881,024    1,025,625      675,468    1,234,501     3,880,574     6,202,277
                                             ----------   ----------   ----------   ----------   -----------   -----------
       Net increase (decrease) in contract
          owners' equity from operations...     427,194      273,524      284,773      531,371     3,812,732     5,404,579
                                             ----------   ----------   ----------   ----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)......     244,577      301,411      403,195      358,004     2,556,425     3,376,381
  Transfers to & from fixed & other
     subaccounts...........................     (96,979)    (329,402)     (78,389)    (500,313)   (3,739,225)    3,118,762
  Withdrawals & surrenders.................    (712,549)    (648,874)    (546,416)    (516,936)   (4,667,908)   (4,376,457)
  Surrender charges (note 2)...............     (17,859)     (18,383)     (12,608)      (9,055)      (60,269)      (80,193)
  Annual contract charges (note 2).........      (7,205)      (7,783)     (11,260)     (10,107)      (69,716)      (47,851)
  Annuity & death benefit payments.........     (39,245)    (114,131)     (31,077)     (81,199)     (613,361)     (688,968)
                                             ----------   ----------   ----------   ----------   -----------   -----------
       Net equity transactions.............    (629,260)    (817,162)    (276,555)    (759,606)   (6,594,054)    1,301,674
                                             ----------   ----------   ----------   ----------   -----------   -----------
          Net change in contract owners'
            equity.........................    (202,066)    (543,638)       8,218     (228,235)   (2,781,322)    6,706,253
Contract owners' equity:
  Beginning of period......................   4,226,121    4,769,759    5,780,619    6,008,854    50,139,461    43,433,208
                                             ----------   ----------   ----------   ----------   -----------   -----------
  End of period............................  $4,024,055   $4,226,121   $5,788,837   $5,780,619   $47,358,139   $50,139,461
                                             ==========   ==========   ==========   ==========   ===========   ===========
Change in units:
  Beginning units..........................     746,923      908,525      771,074      839,506     3,013,264     2,802,199
                                             ----------   ----------   ----------   ----------   -----------   -----------
  Units purchased..........................     137,332      119,074      244,038      176,136       502,455       831,196
  Units redeemed...........................    (244,930)    (280,676)    (227,469)    (244,568)     (866,696)     (620,131)
                                             ----------   ----------   ----------   ----------   -----------   -----------
  Ending units.............................     639,325      746,923      787,643      771,074     2,649,023     3,013,264
                                             ==========   ==========   ==========   ==========   ===========   ===========

                                              OHIO NATIONAL FUND, INC.
                                             ---------------------------
                                                    S&P 500 INDEX
                                                     SUBACCOUNT
                                             ---------------------------
                                                 2005           2004
                                             ------------   ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $   (261,111)  $   (144,789)
  Reinvested capital gains.................             0              0
  Realized gain (loss).....................      (335,400)    (1,131,849)
  Unrealized gain (loss)...................     3,589,963      9,444,986
                                             ------------   ------------
       Net increase (decrease) in contract
          owners' equity from operations...     2,993,452      8,168,348
                                             ------------   ------------
Equity transactions:
  Contract purchase payments (note 1)......     4,919,478      5,074,401
  Transfers to & from fixed & other
     subaccounts...........................     1,585,535      3,330,266
  Withdrawals & surrenders.................   (11,184,946)    (8,848,699)
  Surrender charges (note 2)...............      (150,932)      (223,824)
  Annual contract charges (note 2).........      (141,152)      (119,813)
  Annuity & death benefit payments.........    (1,166,042)    (1,332,384)
                                             ------------   ------------
       Net equity transactions.............    (6,138,059)    (2,120,053)
                                             ------------   ------------
          Net change in contract owners'
            equity.........................    (3,144,607)     6,048,295
Contract owners' equity:
  Beginning of period......................   100,252,325     94,204,030
                                             ------------   ------------
  End of period............................  $ 97,107,718   $100,252,325
                                             ============   ============
Change in units:
  Beginning units..........................     8,103,050      8,170,261
                                             ------------   ------------
  Units purchased..........................     1,512,729      1,789,072
  Units redeemed...........................    (1,891,387)    (1,856,283)
                                             ------------   ------------
  Ending units.............................     7,724,392      8,103,050
                                             ============   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                        OHIO NATIONAL FUND, INC.
                                            ---------------------------------------------------------------------------------
                                                    BLUE CHIP               HIGH INCOME BOND             CAPITAL GROWTH
                                                   SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                            -------------------------   -------------------------   -------------------------
                                               2005          2004          2005          2004          2005          2004
                                            -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................  $  (106,651)  $     5,622   $ 1,452,433   $  (265,633)  $  (252,408)  $  (263,041)
  Reinvested capital gains................            0             0             0             0             0             0
  Realized gain (loss)....................      639,255       264,470       400,068       144,560       324,807       (48,847)
  Unrealized gain (loss)..................      233,444     1,600,225    (1,202,521)    2,577,219       114,502     3,697,911
                                            -----------   -----------   -----------   -----------   -----------   -----------
       Net increase (decrease) in contract
          owners' equity from
          operations......................      766,048     1,870,317       649,980     2,456,146       186,901     3,386,023
                                            -----------   -----------   -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).....      633,891     1,205,352     4,946,245     3,175,900       762,368       655,040
  Transfers to & from fixed & other
     subaccounts..........................     (651,815)    1,506,615     7,368,642     4,680,502        99,202      (397,274)
  Withdrawals & surrenders................   (2,259,353)   (1,549,600)   (3,057,320)   (1,117,991)   (1,984,350)   (2,328,978)
  Surrender charges (note 2)..............      (35,873)      (45,125)      (50,349)      (26,328)      (43,200)      (28,447)
  Annual contract charges (note 2)........      (52,474)      (29,620)      (57,604)      (33,341)      (32,345)      (29,494)
  Annuity & death benefit payments........     (397,284)     (416,253)     (580,049)     (399,186)     (281,996)     (263,942)
                                            -----------   -----------   -----------   -----------   -----------   -----------
       Net equity transactions............   (2,762,908)      671,369     8,569,565     6,279,556    (1,480,321)   (2,393,095)
                                            -----------   -----------   -----------   -----------   -----------   -----------
          Net change in contract owners'
            equity........................   (1,996,860)    2,541,686     9,219,545     8,735,702    (1,293,420)      992,928
Contract owners' equity:
  Beginning of period.....................   25,205,729    22,664,043    31,593,674    22,857,972    20,993,736    20,000,808
                                            -----------   -----------   -----------   -----------   -----------   -----------
  End of period...........................  $23,208,869   $25,205,729   $40,813,219   $31,593,674   $19,700,316   $20,993,736
                                            ===========   ===========   ===========   ===========   ===========   ===========
Change in units:
  Beginning units.........................    2,353,715     2,288,155     2,469,538     1,948,964     1,317,109     1,476,885
                                            -----------   -----------   -----------   -----------   -----------   -----------
  Units purchased.........................      164,519       445,015     1,435,457     1,034,574       272,987       247,257
  Units redeemed..........................     (420,934)     (379,455)     (768,331)     (514,000)     (386,908)     (407,033)
                                            -----------   -----------   -----------   -----------   -----------   -----------
  Ending units............................    2,097,300     2,353,715     3,136,664     2,469,538     1,203,188     1,317,109
                                            ===========   ===========   ===========   ===========   ===========   ===========

                                            OHIO NATIONAL FUND, INC.
                                            -------------------------
                                                NASDAQ-100 INDEX
                                                   SUBACCOUNT
                                            -------------------------
                                               2005          2004
                                            -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................  $  (211,468)  $  (133,617)
  Reinvested capital gains................            0             0
  Realized gain (loss)....................      187,002       248,033
  Unrealized gain (loss)..................      610,617       755,598
                                            -----------   -----------
       Net increase (decrease) in contract
          owners' equity from
          operations......................      586,151       870,014
                                            -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).....    4,645,709       731,515
  Transfers to & from fixed & other
     subaccounts..........................    7,872,941       617,872
  Withdrawals & surrenders................     (854,363)     (512,626)
  Surrender charges (note 2)..............      (19,155)      (15,526)
  Annual contract charges (note 2)........      (30,040)      (14,746)
  Annuity & death benefit payments........     (256,514)      (72,082)
                                            -----------   -----------
       Net equity transactions............   11,358,578       734,407
                                            -----------   -----------
          Net change in contract owners'
            equity........................   11,944,729     1,604,421
Contract owners' equity:
  Beginning of period.....................   11,288,397     9,683,976
                                            -----------   -----------
  End of period...........................  $23,233,126   $11,288,397
                                            ===========   ===========
Change in units:
  Beginning units.........................    2,868,696     2,673,662
                                            -----------   -----------
  Units purchased.........................    4,232,638     1,101,125
  Units redeemed..........................   (1,205,676)     (906,091)
                                            -----------   -----------
  Ending units............................    5,895,658     2,868,696
                                            ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                               OHIO NATIONAL FUND, INC.
                                                  --------------------------------------------------
                                                          BRISTOL                 BRYTON GROWTH
                                                         SUBACCOUNT                SUBACCOUNT
                                                  ------------------------   -----------------------
                                                     2005          2004         2005         2004
                                                  -----------   ----------   ----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.......................  $  (166,017)  $   (2,820)  $  (61,661)  $  (21,802)
  Reinvested capital gains......................            0      179,685            0            0
  Realized gain (loss)..........................        7,738       31,137       29,406       71,317
  Unrealized gain (loss)........................    1,520,248      (91,684)     428,639       57,775
                                                  -----------   ----------   ----------   ----------
       Net increase (decrease) in contract
          owners' equity from operations........    1,361,969      116,318      396,384      107,290
                                                  -----------   ----------   ----------   ----------
Equity transactions:
  Contract purchase payments (note 1)...........    7,603,094      174,253    2,449,283      484,785
  Transfers to & from fixed & other
     subaccounts................................   14,608,554      204,013    4,185,655     (103,017)
  Withdrawals & surrenders......................     (270,907)     (65,854)     (89,920)     (40,734)
  Surrender charges (note 2)....................       (7,782)        (605)      (1,573)        (182)
  Annual contract charges (note 2)..............      (23,498)        (556)     (11,533)      (1,804)
  Annuity & death benefit payments..............     (233,956)     (38,927)     (39,775)      (3,987)
                                                  -----------   ----------   ----------   ----------
       Net equity transactions..................   21,675,505      272,324    6,492,137      335,061
                                                  -----------   ----------   ----------   ----------
          Net change in contract owners'
            equity..............................   23,037,474      388,642    6,888,521      442,351
Contract owners' equity:
  Beginning of period...........................    1,758,662    1,370,020    1,819,300    1,376,949
                                                  -----------   ----------   ----------   ----------
  End of period.................................  $24,796,136   $1,758,662   $8,707,821   $1,819,300
                                                  ===========   ==========   ==========   ==========
Change in units:
  Beginning units...............................      160,090      133,762      187,686      150,735
                                                  -----------   ----------   ----------   ----------
  Units purchased...............................    1,997,738       60,089      756,807      123,849
  Units redeemed................................     (115,828)     (33,761)     (71,858)     (86,898)
                                                  -----------   ----------   ----------   ----------
  Ending units..................................    2,042,000      160,090      872,635      187,686
                                                  ===========   ==========   ==========   ==========

                                                               OHIO NATIONAL FUND, INC.
                                                  --------------------------------------------------
                                                        U.S. EQUITY                 BALANCED
                                                         SUBACCOUNT                SUBACCOUNT
                                                  ------------------------   -----------------------
                                                     2005        2004(A)        2005       2004(A)
                                                  -----------   ----------   ----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.......................  $  (105,473)  $  (19,591)  $  (30,350)  $   (9,531)
  Reinvested capital gains......................            0            0            0            0
  Realized gain (loss)..........................       17,663       12,172       11,373       24,680
  Unrealized gain (loss)........................      896,106      507,055      121,060      128,884
                                                  -----------   ----------   ----------   ----------
       Net increase (decrease) in contract
          owners' equity from operations........      808,296      499,636      102,083      144,033
                                                  -----------   ----------   ----------   ----------
Equity transactions:
  Contract purchase payments (note 1)...........    3,772,274    3,628,492      800,601    1,256,851
  Transfers to & from fixed & other
     subaccounts................................    3,065,819    1,165,975    1,570,735      805,894
  Withdrawals & surrenders......................      (56,649)    (582,249)     (40,407)    (539,051)
  Surrender charges (note 2)....................         (507)        (787)        (201)        (534)
  Annual contract charges (note 2)..............      (18,100)        (853)      (3,070)           0
  Annuity & death benefit payments..............      (30,770)      (3,067)     (10,095)      (1,296)
                                                  -----------   ----------   ----------   ----------
       Net equity transactions..................    6,732,067    4,207,511    2,317,563    1,521,864
                                                  -----------   ----------   ----------   ----------
          Net change in contract owners'
            equity..............................    7,540,363    4,707,147    2,419,646    1,665,897
Contract owners' equity:
  Beginning of period...........................    4,707,147            0    1,665,897            0
                                                  -----------   ----------   ----------   ----------
  End of period.................................  $12,247,510   $4,707,147   $4,085,543   $1,665,897
                                                  ===========   ==========   ==========   ==========
Change in units:
  Beginning units...............................      405,606            0      148,370            0
                                                  -----------   ----------   ----------   ----------
  Units purchased...............................      605,675      464,441      232,714      207,548
  Units redeemed................................      (27,324)     (58,835)     (24,704)     (59,178)
                                                  -----------   ----------   ----------   ----------
  Ending units..................................      983,957      405,606      356,380      148,370
                                                  ===========   ==========   ==========   ==========

---------------

(a) Period from May 1, 2004, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                            OHIO NATIONAL FUND, INC.
                                                              -----------------------------------------------------
                                                                                                         TARGET
                                                                    COVERED CALL         TARGET VIP   EQUITY/INCOME
                                                                     SUBACCOUNT          SUBACCOUNT    SUBACCOUNT
                                                              ------------------------   ----------   -------------
                                                                 2005        2004(A)      2005(C)        2005(C)
                                                              ----------   -----------   ----------   -------------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $  (41,234)  $   (13,738)  $   (2,278)   $   (5,310)
  Reinvested capital gains..................................           0             0            0             0
  Realized gain (loss)......................................      36,630        25,399         (359)         (326)
  Unrealized gain (loss)....................................      92,975       105,131        3,038        16,636
                                                              ----------   -----------   ----------    ----------
       Net increase (decrease) in contract owners' equity
        from operations.....................................      88,371       116,792          401        11,000
                                                              ----------   -----------   ----------    ----------
Equity transactions:
  Contract purchase payments (note 1).......................   1,047,414     1,791,717    1,047,489     1,494,690
  Transfers to & from fixed & other subaccounts.............   1,105,669     1,149,865      370,834     2,062,204
  Withdrawals & surrenders..................................     (79,081)   (1,094,211)           0        (4,583)
  Surrender charges (note 2)................................      (1,030)         (870)           0           (18)
  Annual contract charges (note 2)..........................      (6,459)       (1,097)           0             0
  Annuity & death benefit payments..........................      (8,103)       (1,875)        (386)         (906)
                                                              ----------   -----------   ----------    ----------
       Net equity transactions..............................   2,058,410     1,843,529    1,417,937     3,551,387
                                                              ----------   -----------   ----------    ----------
          Net change in contract owners' equity.............   2,146,781     1,960,321    1,418,338     3,562,387
Contract owners' equity:
  Beginning of period.......................................   1,960,321             0            0             0
                                                              ----------   -----------   ----------    ----------
  End of period.............................................  $4,107,102   $ 1,960,321   $1,418,338    $3,562,387
                                                              ==========   ===========   ==========    ==========
Change in units:
  Beginning units...........................................     183,953             0            0             0
                                                              ----------   -----------   ----------    ----------
  Units purchased...........................................     473,843       298,020      140,329       353,181
  Units redeemed............................................    (278,656)     (114,067)        (135)         (749)
                                                              ----------   -----------   ----------    ----------
  Ending units..............................................     379,140       183,953      140,194       352,432
                                                              ==========   ===========   ==========    ==========

---------------

(a) Period from May 1, 2004, date of commencement of operations.
(c) Period from November 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                  DOW TARGET 10 PORTFOLIOS
                            -----------------------------------------------------------------------------------------------------
                                 FIRST QUARTER            SECOND QUARTER             THIRD QUARTER            FOURTH QUARTER
                                  SUBACCOUNT                SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                            -----------------------   -----------------------   -----------------------   -----------------------
                               2005         2004         2005         2004         2005         2004         2005         2004
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment
     activity.............  $  (33,316)  $  (38,196)  $  (42,273)  $  (42,755)  $  (38,406)  $  (39,445)  $  (25,651)  $  (27,883)
  Reinvested capital
     gains................           0            0            0            0            0            0            0            0
  Realized gain (loss)....      91,960       92,858       84,758       72,055       60,013       49,055       43,010       70,037
  Unrealized gain
     (loss)...............    (263,215)     (20,015)    (176,651)     (17,839)    (230,317)      50,384     (134,482)     (52,725)
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
       Net increase
          (decrease) in
          contract owners'
          equity from
          operations......    (204,571)      34,647     (134,166)      11,461     (208,710)      59,994     (117,123)     (10,571)
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Equity transactions:
  Contract purchase
     payments (note 1)....      83,833       97,225      315,612       57,669      195,847      340,184      152,763       95,467
  Transfers to & from
     fixed & other
     subaccounts..........    (157,266)      81,588       42,478      131,942       63,706       55,635       65,461     (290,619)
  Withdrawals &
     surrenders...........    (274,677)    (120,429)    (327,754)    (335,654)    (398,202)    (329,488)    (195,963)    (131,990)
  Surrender charges (note
     2)...................        (977)      (1,647)      (1,358)     (12,459)      (3,637)     (11,171)      (1,715)      (1,632)
  Annual contract charges
     (note 2).............      (5,742)      (5,892)      (4,931)      (5,510)      (5,516)      (5,071)      (4,462)      (4,036)
  Annuity & death benefit
     payments.............     (29,240)     (42,183)     (57,469)     (52,196)     (33,988)     (31,529)     (39,812)     (28,505)
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
       Net equity
          transactions....    (384,069)       8,662      (33,422)    (216,208)    (181,790)      18,560      (23,728)    (361,315)
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
          Net change in
            contract
            owners'
            equity........    (588,640)      43,309     (167,588)    (204,747)    (390,500)      78,554     (140,851)    (371,886)
Contract owners' equity:
  Beginning of period.....   2,789,724    2,746,415    3,145,228    3,349,975    3,278,730    3,200,176    2,168,234    2,540,120
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  End of period...........  $2,201,084   $2,789,724   $2,977,640   $3,145,228   $2,888,230   $3,278,730   $2,027,383   $2,168,234
                            ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========
Change in units:
  Beginning units.........     258,822      259,371      269,232      288,451      329,746      328,615      197,285      230,081
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased.........      43,569       54,119       58,275       42,604       54,655       73,999       42,008       26,646
  Units redeemed..........     (81,689)     (54,668)     (62,311)     (61,823)     (73,201)     (72,868)     (43,311)     (59,442)
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Ending units............     220,702      258,822      265,196      269,232      311,200      329,746      195,982      197,285
                            ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                          DOW TARGET 5 PORTFOLIOS
                                          ---------------------------------------------------------------------------------------
                                             FIRST QUARTER        SECOND QUARTER         THIRD QUARTER          FOURTH QUARTER
                                              SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                          -------------------   -------------------   --------------------   --------------------
                                            2005       2004       2005       2004       2005        2004       2005        2004
                                          --------   --------   --------   --------   ---------   --------   ---------   --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $(10,082)  $ (7,842)  $ (7,605)  $ (6,433)  $  (7,117)  $ (7,903)  $  (8,995)  $ (9,809)
  Reinvested capital gains..............         0          0          0          0           0          0           0          0
  Realized gain (loss)..................    14,886      7,273     21,932      6,971         623     22,734       9,479     14,146
  Unrealized gain (loss)................   (25,553)    48,292    (42,040)    44,307    (114,233)    22,034     (98,730)    32,144
                                          --------   --------   --------   --------   ---------   --------   ---------   --------
       Net increase (decrease) in
          contract owners' equity from
          operations....................   (20,749)    47,723    (27,713)    44,845    (120,727)    36,865     (98,246)    36,481
                                          --------   --------   --------   --------   ---------   --------   ---------   --------
Equity transactions:
  Contract purchase payments (note 1)...   122,937     32,430     32,615      5,084     119,941     12,805      23,174     11,430
  Transfers to & from fixed & other
     subaccounts........................    81,239      9,287     70,600    106,633     (18,472)   (40,640)     26,080     20,642
  Withdrawals & surrenders..............   (25,760)    (9,686)   (31,961)   (63,943)    (52,776)   (25,228)    (73,712)   (32,222)
  Surrender charges (note 2)............       (38)      (366)      (216)    (1,427)       (544)      (732)       (589)      (439)
  Annual contract charges (note 2)......    (1,178)      (607)      (855)      (603)     (1,592)    (1,327)     (1,736)    (1,483)
  Annuity & death benefit payments......    (9,297)    (4,195)    (6,347)    (6,689)    (10,327)   (26,815)    (25,060)    (1,122)
                                          --------   --------   --------   --------   ---------   --------   ---------   --------
       Net equity transactions..........   167,903     26,863     63,836     39,055      36,230    (81,937)    (51,843)    (3,194)
                                          --------   --------   --------   --------   ---------   --------   ---------   --------
          Net change in contract owners'
            equity......................   147,154     74,586     36,123     83,900     (84,497)   (45,072)   (150,089)    33,287
Contract owners' equity:
  Beginning of period...................   585,272    510,686    510,751    426,851     592,741    637,813     759,411    726,124
                                          --------   --------   --------   --------   ---------   --------   ---------   --------
  End of period.........................  $732,426   $585,272   $546,874   $510,751   $ 508,244   $592,741   $ 609,322   $759,411
                                          ========   ========   ========   ========   =========   ========   =========   ========
Change in units:
  Beginning units.......................    49,534     47,150     39,617     36,229      50,896     58,293      70,645     70,809
                                          --------   --------   --------   --------   ---------   --------   ---------   --------
  Units purchased.......................    33,506      9,847     14,943     10,045      18,032     26,908       8,212     10,514
  Units redeemed........................   (18,776)    (7,463)   (10,177)    (6,657)    (14,188)   (34,305)    (13,165)   (10,678)
                                          --------   --------   --------   --------   ---------   --------   ---------   --------
  Ending units..........................    64,264     49,534     44,383     39,617      54,740     50,896      65,692     70,645
                                          ========   ========   ========   ========   =========   ========   =========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                                                       --------------------------------------------------------------------------
                                                              VIP GROWTH             VIP EQUITY-INCOME      VIP HIGH INCOME BOND
                                                              SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                                       ------------------------   -----------------------   ---------------------
                                                          2005          2004         2005         2004        2005        2004
                                                       -----------   ----------   ----------   ----------   ---------   ---------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity............................  $   (24,853)  $  (48,996)  $   15,211   $   11,410   $ 107,568   $  69,026
  Reinvested capital gains...........................            0            0      127,606       14,695           0           0
  Realized gain (loss)...............................     (467,323)    (286,922)      28,278      (10,999)   (102,921)    (92,429)
  Unrealized gain (loss).............................      599,094      407,350      (41,378)     348,312       4,395      95,757
                                                       -----------   ----------   ----------   ----------   ---------   ---------
       Net increase (decrease) in contract owners'
        equity from operations.......................      106,918       71,432      129,717      363,418       9,042      72,354
                                                       -----------   ----------   ----------   ----------   ---------   ---------
Equity transactions:
  Contract purchase payments (note 1)................       61,253       87,813       36,521       50,122       1,304       8,267
  Transfers to & from fixed & other subaccounts......     (618,552)    (164,960)    (145,892)     (85,817)    (11,009)     (8,220)
  Withdrawals & surrenders...........................     (958,108)    (542,728)    (732,220)    (504,233)   (199,223)   (156,459)
  Surrender charges (note 2).........................       (4,307)      (7,026)      (5,067)      (9,867)     (1,318)     (2,729)
  Annual contract charges (note 2)...................       (3,936)      (4,872)      (3,119)      (3,538)       (587)       (667)
  Annuity & death benefit payments...................       (8,336)     (47,893)    (134,703)     (30,711)     (3,809)     (2,406)
                                                       -----------   ----------   ----------   ----------   ---------   ---------
       Net equity transactions.......................   (1,531,986)    (679,666)    (984,480)    (584,044)   (214,642)   (162,214)
                                                       -----------   ----------   ----------   ----------   ---------   ---------
          Net change in contract owners' equity......   (1,425,068)    (608,234)    (854,763)    (220,626)   (205,600)    (89,860)
Contract owners' equity:
  Beginning of period................................    4,553,822    5,162,056    3,819,007    4,039,633     903,435     993,295
                                                       -----------   ----------   ----------   ----------   ---------   ---------
  End of period......................................  $ 3,128,754   $4,553,822   $2,964,244   $3,819,007   $ 697,835   $ 903,435
                                                       ===========   ==========   ==========   ==========   =========   =========
Change in units:
  Beginning units....................................      295,990      342,395      226,431      263,690      82,781      98,462
                                                       -----------   ----------   ----------   ----------   ---------   ---------
  Units purchased....................................       17,465       16,952        6,508        8,243         172       2,037
  Units redeemed.....................................     (118,746)     (63,357)     (64,773)     (45,502)    (19,886)    (17,718)
                                                       -----------   ----------   ----------   ----------   ---------   ---------
  Ending units.......................................      194,709      295,990      168,166      226,431      63,067      82,781
                                                       ===========   ==========   ==========   ==========   =========   =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                 JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                             ---------------------------------------------------
                                                 LARGE CAP GROWTH         INTERNATIONAL GROWTH
                                                   SUBACCOUNT(D)               SUBACCOUNT
                                             -------------------------   -----------------------
                                                2005          2004          2005         2004
                                             -----------   -----------   ----------   ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $  (157,086)  $  (239,141)  $   (3,213)  $  (17,826)
  Reinvested capital gains.................            0             0            0            0
  Realized gain (loss).....................   (2,481,172)   (3,715,170)     300,079      156,410
  Unrealized gain (loss)...................    3,015,613     4,388,057    1,082,041      512,505
                                             -----------   -----------   ----------   ----------
       Net increase (decrease) in contract
          owners' equity from operations...      377,355       433,746    1,378,907      651,089
                                             -----------   -----------   ----------   ----------
Equity transactions:
  Contract purchase payments (note 1)......      102,689       212,884       10,299       17,518
  Transfers to & from fixed & other
     subaccounts...........................   (1,756,560)   (3,484,837)     436,267     (258,902)
  Withdrawals & surrenders.................   (2,731,172)   (1,842,569)    (439,892)    (308,056)
  Surrender charges (note 2)...............      (23,065)      (29,189)      (3,874)      (4,043)
  Annual contract charges (note 2).........      (29,502)      (37,822)      (8,287)      (8,282)
  Annuity & death benefit payments.........     (254,071)     (427,145)    (104,769)     (82,958)
                                             -----------   -----------   ----------   ----------
       Net equity transactions.............   (4,691,681)   (5,608,678)    (110,256)    (644,723)
                                             -----------   -----------   ----------   ----------
          Net change in contract owners'
            equity.........................   (4,314,326)   (5,174,932)   1,268,651        6,366
Contract owners' equity:
  Beginning of period......................   18,960,761    24,135,693    4,334,219    4,327,853
                                             -----------   -----------   ----------   ----------
  End of period............................  $14,646,435   $18,960,761   $5,602,870   $4,334,219
                                             ===========   ===========   ==========   ==========
Change in units:
  Beginning units..........................    2,002,578     2,630,883      337,765      396,336
                                             -----------   -----------   ----------   ----------
  Units purchased..........................       35,887       100,631       77,691       33,610
  Units redeemed...........................     (533,764)     (728,936)     (81,280)     (92,181)
                                             -----------   -----------   ----------   ----------
  Ending units.............................    1,504,701     2,002,578      334,176      337,765
                                             ===========   ===========   ==========   ==========

                                                  JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                             -----------------------------------------------------
                                                 WORLDWIDE GROWTH                BALANCED
                                                    SUBACCOUNT                  SUBACCOUNT
                                             -------------------------   -------------------------
                                                2005          2004          2005          2004
                                             -----------   -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $     3,033   $   (45,972)  $   241,971   $   289,536
  Reinvested capital gains.................            0             0             0             0
  Realized gain (loss).....................   (1,098,640)   (1,566,500)     (158,330)     (770,051)
  Unrealized gain (loss)...................    1,474,390     1,913,546     1,571,300     2,715,335
                                             -----------   -----------   -----------   -----------
       Net increase (decrease) in contract
          owners' equity from operations...      378,783       301,074     1,654,941     2,234,820
                                             -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)......       83,479       156,237       149,520       260,190
  Transfers to & from fixed & other
     subaccounts...........................   (1,742,666)   (2,576,571)   (3,009,095)   (4,431,936)
  Withdrawals & surrenders.................   (1,738,357)   (1,280,333)   (5,871,448)   (3,583,159)
  Surrender charges (note 2)...............      (16,274)      (18,855)      (40,536)      (51,509)
  Annual contract charges (note 2).........      (19,197)      (22,900)      (37,914)      (37,783)
  Annuity & death benefit payments.........     (243,533)     (239,649)     (621,559)     (793,072)
                                             -----------   -----------   -----------   -----------
       Net equity transactions.............   (3,676,548)   (3,982,071)   (9,431,032)   (8,637,269)
                                             -----------   -----------   -----------   -----------
          Net change in contract owners'
            equity.........................   (3,297,765)   (3,680,997)   (7,776,091)   (6,402,449)
Contract owners' equity:
  Beginning of period......................   12,747,999    16,428,996    32,674,545    39,076,994
                                             -----------   -----------   -----------   -----------
  End of period............................   $9,450,234   $12,747,999   $24,898,454   $32,674,545
                                             ===========   ===========   ===========   ===========
Change in units:
  Beginning units..........................    1,334,120     1,778,626     2,339,609     2,991,279
                                             -----------   -----------   -----------   -----------
  Units purchased..........................       30,422        57,498        42,677       117,423
  Units redeemed...........................     (415,397)     (502,004)     (699,770)     (769,093)
                                             -----------   -----------   -----------   -----------
  Ending units.............................      949,145     1,334,120     1,682,516     2,339,609
                                             ===========   ===========   ===========   ===========

---------------

(d) Formerly known as Growth Subaccount.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                     SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
                                                    -----------------------------------------------------------------------------
                                                             ALL CAP                 TOTAL RETURN                INVESTORS
                                                           SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                                    -------------------------   -----------------------   -----------------------
                                                       2005          2004          2005         2004         2005         2004
                                                    -----------   -----------   ----------   ----------   ----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.........................  $   (56,596)  $  (111,847)  $   39,297   $   40,313   $   (9,624)  $    6,244
  Reinvested capital gains........................       10,048             0       46,741      137,341            0            0
  Realized gain (loss)............................      278,101       227,888       88,091       91,325      160,770      125,753
  Unrealized gain (loss)..........................      145,618       804,468      (51,938)     238,477      137,786      422,676
                                                    -----------   -----------   ----------   ----------   ----------   ----------
       Net increase (decrease) in contract owners'
        equity from operations....................      377,171       920,509      122,191      507,456      288,932      554,673
                                                    -----------   -----------   ----------   ----------   ----------   ----------
Equity transactions:
  Contract purchase payments (note 1).............      743,515       820,560      220,557      189,706       94,289       43,238
  Transfers to & from fixed & other subaccounts...      423,437       492,772     (395,481)   1,023,333      (13,635)     615,551
  Withdrawals & surrenders........................     (860,398)     (861,279)    (534,879)    (390,307)    (592,038)    (383,124)
  Surrender charges (note 2)......................      (11,639)      (22,003)      (4,709)     (14,145)      (4,294)      (6,351)
  Annual contract charges (note 2)................      (28,436)      (22,068)      (8,826)      (9,426)      (7,848)      (8,009)
  Annuity & death benefit payments................     (305,286)     (352,653)    (113,052)    (723,824)    (129,591)    (203,889)
                                                    -----------   -----------   ----------   ----------   ----------   ----------
       Net equity transactions....................      (38,807)       55,329     (836,390)      75,337     (653,117)      57,416
                                                    -----------   -----------   ----------   ----------   ----------   ----------
          Net change in contract owners' equity...      338,364       975,838     (714,199)     582,793     (364,185)     612,089
Contract owners' equity:
  Beginning of period.............................   13,937,991    12,962,153    7,722,656    7,139,863    6,330,102    5,718,013
                                                    -----------   -----------   ----------   ----------   ----------   ----------
  End of period...................................  $14,276,355   $13,937,991   $7,008,457   $7,722,656   $5,965,917   $6,330,102
                                                    ===========   ===========   ==========   ==========   ==========   ==========
Change in units:
  Beginning units.................................      845,895       840,411      659,241      655,519      488,333      480,529
                                                    -----------   -----------   ----------   ----------   ----------   ----------
  Units purchased.................................      205,602       208,282       53,592      152,123       59,909      111,316
  Units redeemed..................................     (207,127)     (202,798)    (125,503)    (148,401)    (110,575)    (103,512)
                                                    -----------   -----------   ----------   ----------   ----------   ----------
  Ending units....................................      844,370       845,895      587,330      659,241      437,667      488,333
                                                    ===========   ===========   ==========   ==========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                                                       STRONG VARIABLE INSURANCE
                                          WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS (NOTE 4)             FUNDS, INC. (NOTE 4)
                                   -----------------------------------------------------------------   --------------------------
                                          OPPORTUNITY              MULTI CAP VALUE        DISCOVERY        MID-CAP GROWTH II
                                          SUBACCOUNT                 SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                   -------------------------   -----------------------   -----------   --------------------------
                                      2005          2004          2005         2004         2005           2005          2004
                                   -----------   -----------   ----------   ----------   -----------   ------------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity........  $  (242,059)  $  (286,414)  $  (13,152)  $  (19,087)  $  (177,243)  $    (69,022)  $  (279,621)
  Reinvested capital gains.......            0             0            0            0             0              0             0
  Realized gain (loss)...........      282,960      (273,157)      47,986       36,099       218,603    (11,798,834)   (3,848,851)
  Unrealized gain (loss).........    1,066,265     3,819,783      155,040      182,530     2,532,763     10,695,283     7,447,709
                                   -----------   -----------   ----------   ----------   -----------   ------------   -----------
       Net increase (decrease) in
          contract owners' equity
          from operations........    1,107,166     3,260,212      189,874      199,542     2,574,123     (1,172,573)    3,319,237
                                   -----------   -----------   ----------   ----------   -----------   ------------   -----------
Equity transactions:
  Contract purchase payments
     (note 1)....................      130,738       529,332        4,273        6,874        65,715         30,944       225,048
  Transfers to & from fixed &
     other subaccounts...........   (1,783,551)   (2,156,240)      53,746     (168,233)   17,331,252    (19,185,733)   (2,266,725)
  Withdrawals & surrenders.......   (1,778,604)   (2,925,812)     (83,455)    (185,771)   (1,226,347)      (566,246)   (2,254,213)
  Surrender charges (note 2).....      (26,340)      (36,048)      (1,454)      (3,059)      (17,489)        (8,009)      (40,262)
  Annual contract charges (note
     2)..........................      (41,916)      (27,316)      (1,876)      (1,912)      (31,494)        (7,766)      (30,320)
  Annuity & death benefit
     payments....................     (511,895)     (344,089)     (12,710)     (28,754)     (189,656)       (84,038)     (342,009)
                                   -----------   -----------   ----------   ----------   -----------   ------------   -----------
       Net equity transactions...   (4,011,568)   (4,960,173)     (41,476)    (380,855)   15,931,981    (19,820,848)   (4,708,481)
                                   -----------   -----------   ----------   ----------   -----------   ------------   -----------
          Net change in contract
            owners' equity.......   (2,904,402)   (1,699,961)     148,398     (181,313)   18,506,104    (20,993,421)   (1,389,244)
Contract owners' equity:
  Beginning of period............   20,560,681    22,260,642    1,436,096    1,617,409             0     20,993,421    22,382,665
                                   -----------   -----------   ----------   ----------   -----------   ------------   -----------
  End of period..................  $17,656,279   $20,560,681   $1,584,494   $1,436,096   $18,506,104   $          0   $20,993,421
                                   ===========   ===========   ==========   ==========   ===========   ============   ===========
Change in units:
  Beginning units................    1,434,165     1,813,163      120,196      155,713             0      1,844,960     2,318,174
                                   -----------   -----------   ----------   ----------   -----------   ------------   -----------
  Units purchased................       29,941       167,764       16,676        3,112     1,744,839         11,559       114,949
  Units redeemed.................     (308,166)     (546,762)     (21,731)     (38,629)     (241,990)    (1,856,519)     (588,163)
                                   -----------   -----------   ----------   ----------   -----------   ------------   -----------
  Ending units...................    1,155,940     1,434,165      115,141      120,196     1,502,849              0     1,844,960
                                   ===========   ===========   ==========   ==========   ===========   ============   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                     VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I
                            -----------------------------------------------------------------------------------------------------
                             CORE PLUS FIXED INCOME        U.S. REAL ESTATE                VALUE            EMERGING MARKETS DEBT
                                   SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                            ------------------------   ------------------------   -----------------------   ---------------------
                               2005          2004         2005          2004         2005         2004        2005        2004
                            -----------   ----------   -----------   ----------   ----------   ----------   ---------   ---------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment
     activity.............  $    86,674   $  112,531   $   (10,722)  $   18,850   $      843   $   (3,464)  $ 13,267    $ 11,027
  Reinvested capital
     gains................       29,036       10,522       295,233      108,716       59,076       33,565      3,384       6,304
  Realized gain (loss)....       75,432       42,489       386,616       86,434       57,059       30,193      2,248       5,043
  Unrealized gain
     (loss)...............      (77,551)     (31,928)    1,087,009    1,802,931      (94,194)      98,270      2,007      (4,791)
                            -----------   ----------   -----------   ----------   ----------   ----------   --------    --------
     Net increase
       (decrease) in
       contract owners'
       equity from
       operations.........      113,591      133,614     1,758,136    2,016,931       22,784      158,564     20,906      17,583
                            -----------   ----------   -----------   ----------   ----------   ----------   --------    --------
Equity transactions:
  Contract purchase
     payments (note 1)....       16,912       35,666       173,019      179,463            0            0          0           0
  Transfers to & from
     fixed & other
     subaccounts..........      162,240       20,448     3,252,773    4,260,937      (65,189)      44,517     (5,407)      3,189
  Withdrawals &
     surrenders...........   (1,088,195)    (253,127)     (937,612)    (554,167)    (248,249)     (93,546)    (3,463)          0
  Surrender charges (note
     2)...................       (1,706)      (4,291)      (11,495)     (11,057)        (117)        (898)         0           0
  Annual contract charges
     (note 2).............       (3,233)      (3,725)      (11,445)      (5,843)        (616)        (892)      (100)       (138)
  Annuity & death benefit
     payments.............     (202,824)    (168,285)     (155,445)     (71,181)     (11,357)      (9,649)      (179)       (341)
                            -----------   ----------   -----------   ----------   ----------   ----------   --------    --------
     Net equity
       transactions.......   (1,116,806)    (373,314)    2,309,795    3,798,152     (325,528)     (60,468)    (9,149)      2,710
                            -----------   ----------   -----------   ----------   ----------   ----------   --------    --------
       Net change in
          contract owners'
          equity..........   (1,003,215)    (239,700)    4,067,931    5,815,083     (302,744)      98,096     11,757      20,293
Contract owners' equity:
  Beginning of period.....    4,455,887    4,695,587     9,445,335    3,630,252    1,110,381    1,012,285    202,590     182,297
                            -----------   ----------   -----------   ----------   ----------   ----------   --------    --------
  End of period...........  $ 3,452,672   $4,455,887   $13,513,266   $9,445,335   $  807,637   $1,110,381   $214,347    $202,590
                            ===========   ==========   ===========   ==========   ==========   ==========   ========    ========
Change in units:
  Beginning units.........      330,241      358,294       425,247      217,916       88,598       93,889     13,362      13,109
                            -----------   ----------   -----------   ----------   ----------   ----------   --------    --------
  Units purchased.........       33,460       35,543       228,193      281,367          434       15,916        281       2,156
  Units redeemed..........     (115,170)     (63,596)     (128,042)     (74,036)     (26,621)     (21,207)      (872)     (1,903)
                            -----------   ----------   -----------   ----------   ----------   ----------   --------    --------
  Ending units............      248,531      330,241       525,398      425,247       62,411       88,598     12,771      13,362
                            ===========   ==========   ===========   ==========   ==========   ==========   ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                     GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                ---------------------------------------------------------------------------------
                                                     GROWTH & INCOME            CORE U.S. EQUITY             CAPITAL GROWTH
                                                       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                -------------------------   -------------------------   -------------------------
                                                   2005          2004          2005          2004          2005          2004
                                                -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $   444,162   $   154,842   $   (58,840)  $   (17,786)  $  (160,662)  $   (20,374)
  Reinvested capital gains....................            0             0             0             0             0             0
  Realized gain (loss)........................       16,818        60,738        25,349         2,972       (19,872)      (54,063)
  Unrealized gain (loss)......................      924,298     2,434,517     2,426,038     1,689,559       367,405     1,040,377
                                                -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in contract
       owners' equity from operations.........    1,385,278     2,650,097     2,392,547     1,674,745       186,871       965,940
                                                -----------   -----------   -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).........   14,622,361     3,670,452     9,206,874     2,942,580     1,180,262     2,893,147
  Transfers to & from fixed & other
     subaccounts..............................   26,101,796     9,917,489    17,647,344     1,592,112      (952,760)    5,111,410
  Withdrawals & surrenders....................   (1,712,673)     (597,789)   (1,130,372)     (613,698)     (561,717)     (682,135)
  Surrender charges (note 2)..................      (27,943)      (12,349)      (26,233)      (11,827)      (12,949)      (11,926)
  Annual contract charges (note 2)............      (95,940)      (21,175)      (60,177)      (16,536)      (39,397)      (11,611)
  Annuity & death benefit payments............     (669,297)     (227,051)     (535,533)     (228,956)     (165,155)     (139,329)
                                                -----------   -----------   -----------   -----------   -----------   -----------
     Net equity transactions..................   38,218,304    12,729,577    25,101,903     3,663,675      (551,716)    7,159,556
                                                -----------   -----------   -----------   -----------   -----------   -----------
       Net change in contract owners'
          equity..............................   39,603,582    15,379,674    27,494,450     5,338,420      (364,845)    8,125,496
Contract owners' equity:
  Beginning of period.........................   24,593,338     9,213,664    15,198,149     9,859,729    14,513,675     6,388,179
                                                -----------   -----------   -----------   -----------   -----------   -----------
  End of period...............................  $64,196,920   $24,593,338   $42,692,599   $15,198,149   $14,148,830   $14,513,675
                                                ===========   ===========   ===========   ===========   ===========   ===========
Change in units:
  Beginning units.............................    2,510,206     1,102,470     1,410,688     1,038,874     1,377,910       658,977
                                                -----------   -----------   -----------   -----------   -----------   -----------
  Units purchased.............................    4,358,643     1,629,741     2,637,317       928,737       419,319       897,569
  Units redeemed..............................     (474,223)     (222,005)     (296,831)     (556,923)     (475,383)     (178,636)
                                                -----------   -----------   -----------   -----------   -----------   -----------
  Ending units................................    6,394,626     2,510,206     3,751,174     1,410,688     1,321,846     1,377,910
                                                ===========   ===========   ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                         LAZARD RETIREMENT SERIES, INC.
                                               ----------------------------------------------------------------------------------
                                                                                                                    INTERNATIONAL
                                                   EMERGING MARKETS                SMALL CAP             EQUITY        EQUITY
                                                      SUBACCOUNT                  SUBACCOUNT           SUBACCOUNT    SUBACCOUNT
                                               -------------------------   -------------------------   ----------   -------------
                                                  2005          2004          2005          2004        2005(B)        2005(B)
                                               -----------   -----------   -----------   -----------   ----------   -------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $  (210,656)  $   (47,674)  $  (456,782)  $  (365,560)   $   (119)    $     (384)
  Reinvested capital gains...................      869,616             0     2,552,120             0           0          5,965
  Realized gain (loss).......................    1,263,903       746,280     1,019,564       266,390           5            105
  Unrealized gain (loss).....................    6,174,583     1,963,685    (2,156,218)    4,025,210       2,634         68,190
                                               -----------   -----------   -----------   -----------    --------     ----------
     Net increase (decrease) in contract
      owners' equity from operations.........    8,097,446     2,662,291       958,684     3,926,040       2,520         73,876
                                               -----------   -----------   -----------   -----------    --------     ----------
Equity transactions:
  Contract purchase payments (note 1)........    6,721,037     3,235,493     2,565,938     3,458,999      18,876        471,241
  Transfers to & from fixed & other
     subaccounts.............................   14,091,278     2,172,291      (491,583)    5,302,425      89,214        798,018
  Withdrawals & surrenders...................   (1,203,253)     (672,973)   (2,138,092)   (1,215,720)          0           (303)
  Surrender charges (note 2).................      (12,377)      (12,230)      (41,514)      (35,316)          0              0
  Annual contract charges (note 2)...........      (29,042)      (10,120)      (67,663)      (33,740)       (134)           (11)
  Annuity & death benefit payments...........     (174,344)      (45,234)     (476,963)     (340,521)          0        (11,138)
                                               -----------   -----------   -----------   -----------    --------     ----------
     Net equity transactions.................   19,393,299     4,667,227      (649,877)    7,136,127     107,956      1,257,807
                                               -----------   -----------   -----------   -----------    --------     ----------
       Net change in contract owners'
        equity...............................   27,490,745     7,329,518       308,807    11,062,167     110,476      1,331,683
Contract owners' equity:
  Beginning of period........................   13,616,632     6,287,114    35,390,879    24,328,712           0              0
                                               -----------   -----------   -----------   -----------    --------     ----------
  End of period..............................  $41,107,377   $13,616,632   $35,699,686   $35,390,879    $110,476     $1,331,683
                                               ===========   ===========   ===========   ===========    ========     ==========
Change in units:
  Beginning units............................      931,247       551,249     2,159,593     1,674,079           0              0
                                               -----------   -----------   -----------   -----------    --------     ----------
  Units purchased............................    1,692,073       855,688       593,443       857,221      10,447        120,134
  Units redeemed.............................     (595,832)     (475,690)     (629,276)     (371,707)        (13)        (3,361)
                                               -----------   -----------   -----------   -----------    --------     ----------
  Ending units...............................    2,027,488       931,247     2,123,760     2,159,593      10,434        116,773
                                               ===========   ===========   ===========   ===========    ========     ==========

---------------

(b) Period from May 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                        THE PRUDENTIAL SERIES FUND, INC.                 UBS SERIES TRUST
                                               ---------------------------------------------------   ------------------------

                                                 JENNISON 20/20 FOCUS             JENNISON               U.S. ALLOCATION
                                                      SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                               -------------------------   -----------------------   ------------------------
                                                  2005          2004          2005         2004         2005          2004
                                               -----------   -----------   ----------   ----------   -----------   ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $  (185,446)  $  (148,630)  $  (95,316)  $  (87,696)  $     3,296   $  (53,692)
  Reinvested capital gains...................            0             0            0            0             0            0
  Realized gain (loss).......................      485,245       222,017      (19,066)    (233,143)       44,880     (176,816)
  Unrealized gain (loss).....................    2,260,476     1,452,832      988,851      814,222       413,111      996,932
                                               -----------   -----------   ----------   ----------   -----------   ----------
     Net increase (decrease) in contract
       owners' equity from operations........    2,560,275     1,526,219      874,469      493,383       461,287      766,424
                                               -----------   -----------   ----------   ----------   -----------   ----------
Equity transactions:
  Contract purchase payments (note 1)........    1,867,720     3,904,323      308,598      729,679       363,141      331,643
  Transfers to & from fixed & other
     subaccounts.............................    1,536,994     2,468,037      159,493      531,527      (573,069)    (286,686)
  Withdrawals & surrenders...................     (741,376)     (388,760)    (488,143)    (705,839)     (965,404)    (554,833)
  Surrender charges (note 2).................      (24,105)       (7,822)      (7,404)     (27,443)      (17,485)     (14,484)
  Annual contract charges (note 2)...........      (35,759)      (13,021)     (16,054)     (12,594)      (19,643)     (19,794)
  Annuity & death benefit payments...........     (230,329)     (193,294)    (113,874)    (398,956)      (99,100)    (312,003)
                                               -----------   -----------   ----------   ----------   -----------   ----------
     Net equity transactions.................    2,373,145     5,769,463     (157,384)     116,374    (1,311,560)    (856,157)
                                               -----------   -----------   ----------   ----------   -----------   ----------
       Net change in contract owners'
          equity.............................    4,933,420     7,295,682      717,085      609,757      (850,273)     (89,733)
Contract owners' equity:
  Beginning of period........................   13,239,118     5,943,436    7,022,975    6,413,218     9,119,334    9,209,067
                                               -----------   -----------   ----------   ----------   -----------   ----------
  End of period..............................  $18,172,538   $13,239,118   $7,740,060   $7,022,975   $ 8,269,061   $9,119,334
                                               ===========   ===========   ==========   ==========   ===========   ==========
Change in units:
  Beginning units............................    1,263,950       646,176    1,086,201    1,071,538       999,077    1,103,320
                                               -----------   -----------   ----------   ----------   -----------   ----------
  Units purchased............................      547,477     1,370,588      200,476      405,016       101,149      173,391
  Units redeemed.............................     (365,838)     (752,814)    (224,995)    (390,353)     (237,769)    (277,634)
                                               -----------   -----------   ----------   ----------   -----------   ----------
  Ending units...............................    1,445,589     1,263,950    1,061,682    1,086,201       862,457      999,077
                                               ===========   ===========   ==========   ==========   ===========   ==========

                                               OLD MUTUAL INSURANCE SERIES
                                                         FUND(E)
                                               ----------------------------
                                                       TECHNOLOGY &
                                                      COMMUNICATIONS
                                                        SUBACCOUNT
                                               ----------------------------
                                                   2005           2004
                                               ------------   -------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................   $  (35,580)    $   (42,834)
  Reinvested capital gains...................            0               0
  Realized gain (loss).......................     (715,094)     (1,753,179)
  Unrealized gain (loss).....................      947,358       1,905,388
                                                ----------     -----------
     Net increase (decrease) in contract
       owners' equity from operations........      196,684         109,375
                                                ----------     -----------
Equity transactions:
  Contract purchase payments (note 1)........       34,030         138,229
  Transfers to & from fixed & other
     subaccounts.............................     (247,742)       (441,900)
  Withdrawals & surrenders...................     (208,090)       (338,827)
  Surrender charges (note 2).................       (6,024)        (11,603)
  Annual contract charges (note 2)...........       (5,035)         (6,057)
  Annuity & death benefit payments...........      (25,944)        (43,833)
                                                ----------     -----------
     Net equity transactions.................     (458,805)       (703,991)
                                                ----------     -----------
       Net change in contract owners'
          equity.............................     (262,121)       (594,616)
Contract owners' equity:
  Beginning of period........................    3,036,566       3,631,182
                                                ----------     -----------
  End of period..............................   $2,774,445     $ 3,036,566
                                                ==========     ===========
Change in units:
  Beginning units............................    1,769,320       2,221,954
                                                ----------     -----------
  Units purchased............................      194,904         529,043
  Units redeemed.............................     (473,598)       (981,677)
                                                ----------     -----------
  Ending units...............................    1,490,626       1,769,320
                                                ==========     ===========

---------------

(e) Formerly known as PBHG Insurance Series fund.

   The accompanying notes are in integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                          --------------------------------------------------------------------
                                                 VIP MID CAP                VIP CONTRAFUND         VIP GROWTH
                                                  SUBACCOUNT                  SUBACCOUNT           SUBACCOUNT
                                          --------------------------   -------------------------   -----------
                                              2005          2004          2005          2004          2005
                                          ------------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $ (1,215,956)  $  (714,033)  $  (818,311)  $  (435,174)  $  (240,406)
  Reinvested capital gains..............     1,282,659             0         9,997             0             0
  Realized gain (loss)..................       483,339       436,568        95,438       122,933      (408,134)
  Unrealized gain (loss)................    14,776,422    12,844,729    11,422,692     5,775,127     1,536,425
                                          ------------   -----------   -----------   -----------   -----------
     Net increase (decrease) in contract
       owners' equity from operations...    15,326,464    12,567,264    10,709,816     5,462,886       887,885
                                          ------------   -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)...    15,059,577     6,485,273    13,170,627     5,270,802     1,163,771
  Transfers to & from fixed & other
     subaccounts........................    23,451,239    12,768,834    24,617,318    11,961,607      (166,008)
  Withdrawals & surrenders..............    (5,428,458)   (2,348,435)   (3,438,124)   (1,915,192)   (1,291,240)
  Surrender charges (note 2)............      (110,370)      (66,515)      (59,327)      (56,847)      (25,205)
  Annual contract charges (note 2)......      (167,563)      (68,668)     (118,683)      (52,580)      (31,780)
  Annuity & death benefit payments......    (1,217,598)     (695,024)     (912,723)     (564,227)     (315,192)
                                          ------------   -----------   -----------   -----------   -----------
     Net equity transactions............    31,586,827    16,075,465    33,259,088    14,643,563      (665,654)
                                          ------------   -----------   -----------   -----------   -----------
       Net change in contract owners'
          equity........................    46,913,291    28,642,729    43,968,904    20,106,449       222,231
Contract owners' equity:
  Beginning of period...................    72,717,587    44,074,858    50,344,242    30,237,793    22,961,063
                                          ------------   -----------   -----------   -----------   -----------
  End of period.........................  $119,630,878   $72,717,587   $94,313,146   $50,344,242   $23,183,294
                                          ============   ===========   ===========   ===========   ===========
Change in units:
  Beginning units.......................     4,592,142     3,423,104     4,921,457     3,360,059     3,659,582
                                          ------------   -----------   -----------   -----------   -----------
  Units purchased.......................     2,892,683     1,840,469     3,924,845     2,131,282       574,441
  Units redeemed........................      (998,794)     (671,431)     (848,761)     (569,884)     (684,247)
                                          ------------   -----------   -----------   -----------   -----------
  Ending units..........................     6,486,031     4,592,142     7,997,541     4,921,457     3,549,776
                                          ============   ===========   ===========   ===========   ===========

                                          FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                          ---------------------------------------
                                          VIP GROWTH        VIP EQUITY-INCOME
                                          SUBACCOUNT           SUBACCOUNT
                                          -----------   -------------------------
                                             2004          2005          2004
                                          -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $  (264,501)  $   (60,599)  $   (69,603)
  Reinvested capital gains..............            0       547,595         5,174
  Realized gain (loss)..................     (482,316)       18,007        26,472
  Unrealized gain (loss)................    1,075,883       667,231     1,060,310
                                          -----------   -----------   -----------
     Net increase (decrease) in contract
       owners' equity from operations...      329,066     1,172,234     1,022,353
                                          -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)...    1,292,660     4,129,863     3,464,990
  Transfers to & from fixed & other
     subaccounts........................    2,828,619     9,370,622     8,528,903
  Withdrawals & surrenders..............   (1,001,213)     (786,580)     (163,118)
  Surrender charges (note 2)............      (35,374)      (13,437)       (3,700)
  Annual contract charges (note 2)......      (28,317)      (48,211)       (4,642)
  Annuity & death benefit payments......     (339,032)     (243,380)     (120,604)
                                          -----------   -----------   -----------
     Net equity transactions............    2,717,343    12,408,877    11,701,829
                                          -----------   -----------   -----------
       Net change in contract owners'
          equity........................    3,046,409    13,581,111    12,724,182
Contract owners' equity:
  Beginning of period...................   19,914,654    13,770,584     1,046,402
                                          -----------   -----------   -----------
  End of period.........................  $22,961,063   $27,351,695   $13,770,584
                                          ===========   ===========   ===========
Change in units:
  Beginning units.......................    3,227,912     1,160,154        96,708
                                          -----------   -----------   -----------
  Units purchased.......................    1,152,310     1,270,066     1,176,071
  Units redeemed........................     (720,640)     (217,209)     (112,625)
                                          -----------   -----------   -----------
  Ending units..........................    3,659,582     2,213,011     1,160,154
                                          ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                          JANUS ASPEN SERIES -- SERVICE SHARES
                                           -------------------------------------------------------------------
                                               LARGE CAP GROWTH            WORLDWIDE GROWTH         BALANCED
                                                 SUBACCOUNT(D)                SUBACCOUNT           SUBACCOUNT
                                           -------------------------   -------------------------   -----------
                                              2005          2004          2005          2004          2005
                                           -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................  $  (235,950)  $  (289,015)  $   (19,870)  $   (87,956)  $   432,178
  Reinvested capital gains...............            0             0             0             0             0
  Realized gain (loss)...................   (1,092,408)   (1,536,570)      541,782       670,142       403,243
  Unrealized gain (loss).................    1,767,296     2,318,332        91,178       (88,921)    2,781,640
                                           -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in contract
       owners' equity from operations....      438,938       492,747       613,090       493,265     3,617,061
                                           -----------   -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)....      767,598       665,155       400,732       570,109     3,554,516
  Transfers to & from fixed & other
     subaccounts.........................     (914,077)   (1,749,465)   (1,134,376)   (1,867,801)   (1,484,720)
  Withdrawals & surrenders...............   (1,336,153)   (1,271,802)   (1,257,434)   (2,015,425)   (5,125,072)
  Surrender charges (note 2).............      (40,223)      (44,201)      (42,678)      (46,112)     (122,751)
  Annual contract charges (note 2).......      (28,489)      (30,217)      (38,730)      (26,575)     (105,813)
  Annuity & death benefit payments.......     (351,429)     (378,709)     (214,104)     (260,545)   (1,538,058)
                                           -----------   -----------   -----------   -----------   -----------
     Net equity transactions.............   (1,902,773)   (2,809,239)   (2,286,590)   (3,646,349)   (4,821,898)
                                           -----------   -----------   -----------   -----------   -----------
       Net change in contract owners'
          equity.........................   (1,463,835)   (2,316,492)   (1,673,500)   (3,153,084)   (1,204,837)
Contract owners' equity:
  Beginning of period....................   21,050,149    23,366,641    17,581,804    20,734,888    62,556,488
                                           -----------   -----------   -----------   -----------   -----------
  End of period..........................  $19,586,314   $21,050,149   $15,908,304   $17,581,804   $61,351,651
                                           ===========   ===========   ===========   ===========   ===========
Change in units:
  Beginning units........................    3,646,436     4,161,378     3,125,209     3,801,740     6,214,230
                                           -----------   -----------   -----------   -----------   -----------
  Units purchased........................      332,847       334,650       256,620       353,683       680,092
  Units redeemed.........................     (672,412)     (849,592)     (668,222)   (1,030,214)   (1,157,608)
                                           -----------   -----------   -----------   -----------   -----------
  Ending units...........................    3,306,871     3,646,436     2,713,607     3,125,209     5,736,714
                                           ===========   ===========   ===========   ===========   ===========

                                            JANUS ASPEN SERIES -- SERVICE SHARES
                                           ---------------------------------------
                                            BALANCED       INTERNATIONAL GROWTH
                                           SUBACCOUNT           SUBACCOUNT
                                           -----------   -------------------------
                                              2004          2005          2004
                                           -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................  $   497,498   $   (24,988)  $   (50,255)
  Reinvested capital gains...............            0             0             0
  Realized gain (loss)...................       61,002       163,536       333,624
  Unrealized gain (loss).................    3,526,677     5,464,385     1,499,839
                                           -----------   -----------   -----------
     Net increase (decrease) in contract
       owners' equity from operations....    4,085,177     5,602,933     1,783,208
                                           -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)....    2,900,677     4,450,906     1,606,886
  Transfers to & from fixed & other
     subaccounts.........................   (4,537,818)    6,583,659       777,265
  Withdrawals & surrenders...............   (4,503,504)   (1,227,460)     (862,312)
  Surrender charges (note 2).............     (137,596)      (21,640)      (28,322)
  Annual contract charges (note 2).......      (69,691)      (28,562)      (15,470)
  Annuity & death benefit payments.......   (1,620,851)     (217,238)     (250,028)
                                           -----------   -----------   -----------
     Net equity transactions.............   (7,968,783)    9,539,665     1,228,019
                                           -----------   -----------   -----------
       Net change in contract owners'
          equity.........................   (3,883,606)   15,142,598     3,011,227
Contract owners' equity:
  Beginning of period....................   66,440,094    12,703,804     9,692,577
                                           -----------   -----------   -----------
  End of period..........................  $62,556,488   $27,846,402   $12,703,804
                                           ===========   ===========   ===========
Change in units:
  Beginning units........................    7,052,378     1,857,675     1,674,737
                                           -----------   -----------   -----------
  Units purchased........................      870,341     1,643,888       680,172
  Units redeemed.........................   (1,708,489)     (416,697)     (497,234)
                                           -----------   -----------   -----------
  Ending units...........................    6,214,230     3,084,866     1,857,675
                                           ===========   ===========   ===========

---------------

(d) Formerly known as Growth Subaccount.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                           J.P. MORGAN SERIES TRUST II
                                                              -----------------------------------------------------
                                                                    SMALL COMPANY               MID CAP VALUE
                                                                     SUBACCOUNT                  SUBACCOUNT
                                                              -------------------------   -------------------------
                                                                 2005          2004          2005          2004
                                                              -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $  (239,103)  $  (142,357)  $  (711,120)  $  (220,978)
  Reinvested capital gains..................................    2,249,247             0       712,277        88,999
  Realized gain (loss)......................................      483,492       130,274        53,340       116,495
  Unrealized gain (loss)....................................   (2,093,367)    3,079,786     4,667,493     4,215,210
                                                              -----------   -----------   -----------   -----------
     Net increase (decrease) in contract owners' equity from
      operations............................................      400,269     3,067,703     4,721,990     4,199,726
                                                              -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).......................    2,141,430     3,110,718    24,093,418     7,848,084
  Transfers to & from fixed & other subaccounts.............      (31,201)    5,504,770    31,426,215    13,204,389
  Withdrawals & surrenders..................................     (971,311)     (539,583)   (2,003,432)     (739,400)
  Surrender charges (note 2)................................      (12,029)       (9,214)      (41,782)      (20,550)
  Annual contract charges (note 2)..........................      (46,090)      (15,470)     (133,768)      (27,877)
  Annuity & death benefit payments..........................     (237,320)     (147,113)     (789,202)     (238,480)
                                                              -----------   -----------   -----------   -----------
     Net equity transactions................................      843,479     7,904,108    52,551,449    20,026,166
                                                              -----------   -----------   -----------   -----------
       Net change in contract owners' equity................    1,243,748    10,971,811    57,273,439    24,225,892
Contract owners' equity:
  Beginning of period.......................................   18,524,395     7,552,584    35,200,558    10,974,666
                                                              -----------   -----------   -----------   -----------
  End of period.............................................  $19,768,143   $18,524,395   $92,473,997   $35,200,558
                                                              ===========   ===========   ===========   ===========
Change in units:
  Beginning units...........................................    1,501,270       768,658     2,112,226       786,900
                                                              -----------   -----------   -----------   -----------
  Units purchased...........................................      613,344       943,350     3,473,083     1,688,692
  Units redeemed............................................     (544,626)     (210,738)     (439,399)     (363,366)
                                                              -----------   -----------   -----------   -----------
  Ending units..............................................    1,569,988     1,501,270     5,145,910     2,112,226
                                                              ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                ALLIANCEBERSTEIN VARIABLE SERIES PRODUCT FUND, INC. -- CLASS B
                                                              -------------------------------------------------------------------
                                                                  GLOBAL BOND           GROWTH & INCOME        SMALL CAP GROWTH
                                                                  SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                                              -------------------   -----------------------   -------------------
                                                                2005       2004        2005         2004        2005       2004
                                                              --------   --------   ----------   ----------   --------   --------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $ 30,951   $ 17,088   $   (1,004)  $  (10,359)  $ (3,034)  $ (3,364)
  Reinvested capital gains..................................     4,701      7,963            0            0          0          0
  Realized gain (loss)......................................     1,741      8,764       47,455       17,310      6,011      5,000
  Unrealized gain (loss)....................................   (74,950)    (4,492)      (2,194)     145,746      1,751     25,655
                                                              --------   --------   ----------   ----------   --------   --------
     Net increase (decrease) in contract owners' equity from
      operations............................................   (37,557)    29,323       44,257      152,697      4,728     27,291
                                                              --------   --------   ----------   ----------   --------   --------
Equity transactions:
  Contract purchase payments (note 1).......................       450        385          700          700        876          0
  Transfers to & from fixed & other subaccounts.............    43,617    (11,621)     (50,226)      16,849    (20,779)   (40,294)
  Withdrawals & surrenders..................................   (34,099)   (37,608)    (231,535)     (99,620)   (10,241)    (5,169)
  Surrender charges (note 2)................................      (530)    (1,360)      (2,579)      (2,325)      (151)       (34)
  Annual contract charges (note 2)..........................      (130)      (116)      (1,880)      (1,740)      (285)      (316)
  Annuity & death benefit payments..........................    (4,989)    (2,173)     (27,833)     (15,523)      (988)      (935)
                                                              --------   --------   ----------   ----------   --------   --------
     Net equity transactions................................     4,319    (52,493)    (313,353)    (101,659)   (31,568)   (46,748)
                                                              --------   --------   ----------   ----------   --------   --------
       Net change in contract owners' equity................   (33,238)   (23,170)    (269,096)      51,038    (26,840)   (19,457)
Contract owners' equity:
  Beginning of period.......................................   394,618    417,788    1,701,625    1,650,587    251,812    271,269
                                                              --------   --------   ----------   ----------   --------   --------
  End of period.............................................  $361,380   $394,618   $1,432,529   $1,701,625   $224,972   $251,812
                                                              ========   ========   ==========   ==========   ========   ========
Change in units:
  Beginning units...........................................    30,484     34,876      159,416      169,563     19,676     23,925
                                                              --------   --------   ----------   ----------   --------   --------
  Units purchased...........................................     4,357      2,119        8,451       23,420        117         12
  Units redeemed............................................    (4,162)    (6,511)     (37,814)     (33,567)    (2,810)    (4,261)
                                                              --------   --------   ----------   ----------   --------   --------
  Ending units..............................................    30,679     30,484      130,053      159,416     16,983     19,676
                                                              ========   ========   ==========   ==========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                            MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                         ----------------------------------------------------
                                              NEW DISCOVERY           INVESTORS GROWTH STOCK
                                                SUBACCOUNT                  SUBACCOUNT
                                         ------------------------    ------------------------
                                            2005          2004          2005          2004
                                         ----------    ----------    ----------    ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $  (31,212)   $  (32,237)   $  (49,451)   $  (45,325)
  Reinvested capital gains.............           0             0             0             0
  Realized gain (loss).................      43,403        70,641        77,355        26,541
  Unrealized gain (loss)...............      81,270        64,462        89,844       288,449
                                         ----------    ----------    ----------    ----------
     Net increase (decrease) in
       contract owners' equity from
       operations......................      93,461       102,866       117,748       269,665
                                         ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments (note
     1)................................     163,742       273,441       539,305       620,267
  Transfers to & from fixed & other
     subaccounts.......................     246,778        (7,565)       41,064       977,479
  Withdrawals & surrenders.............    (145,869)     (290,002)     (166,028)     (255,554)
  Surrender charges (note 2)...........      (1,997)       (9,878)       (1,050)       (6,471)
  Annual contract charges (note 2).....      (5,046)       (4,500)       (6,446)       (4,569)
  Annuity & death benefit payments.....     (23,541)      (18,093)      (28,770)      (44,249)
                                         ----------    ----------    ----------    ----------
     Net equity transactions...........     234,067       (56,597)      378,075     1,286,903
                                         ----------    ----------    ----------    ----------
       Net change in contract owners'
          equity.......................     327,528        46,269       495,823     1,556,568
Contract owners' equity:
  Beginning of period..................   2,414,984     2,368,715     4,065,744     2,509,176
                                         ----------    ----------    ----------    ----------
  End of period........................  $2,742,512    $2,414,984    $4,561,567    $4,065,744
                                         ==========    ==========    ==========    ==========
Change in units:
  Beginning units......................     223,647       231,222       409,111       271,373
                                         ----------    ----------    ----------    ----------
  Units purchased......................      63,530        91,691       131,513       195,050
  Units redeemed.......................     (42,515)      (99,266)      (94,450)      (57,312)
                                         ----------    ----------    ----------    ----------
  Ending units.........................     244,662       223,647       446,174       409,111
                                         ==========    ==========    ==========    ==========

                                             MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                         ------------------------------------------------------
                                              MID CAP GROWTH                TOTAL RETURN
                                                SUBACCOUNT                   SUBACCOUNT
                                         ------------------------    --------------------------
                                            2005          2004          2005           2004
                                         ----------    ----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $  (58,337)   $  (52,191)   $   349,347    $    63,026
  Reinvested capital gains.............           0             0      2,663,168              0
  Realized gain (loss).................     110,900        60,040        499,983        241,050
  Unrealized gain (loss)...............      (1,384)      458,539     (2,585,562)     4,865,061
                                         ----------    ----------    -----------    -----------
     Net increase (decrease) in
       contract owners' equity from
       operations......................      51,179       466,388        926,936      5,169,137
                                         ----------    ----------    -----------    -----------
Equity transactions:
  Contract purchase payments (note
     1)................................     474,640       645,248      6,918,931      5,733,929
  Transfers to & from fixed & other
     subaccounts.......................    (124,050)    1,073,968      8,903,894     13,929,427
  Withdrawals & surrenders.............    (248,518)     (276,527)    (5,460,655)    (2,635,558)
  Surrender charges (note 2)...........      (4,564)       (7,831)      (108,506)       (78,558)
  Annual contract charges (note 2).....     (22,374)       (4,559)       (96,989)       (58,557)
  Annuity & death benefit payments.....     (19,885)      (16,448)    (1,563,416)    (1,289,117)
                                         ----------    ----------    -----------    -----------
     Net equity transactions...........      55,249     1,413,851      8,593,259     15,601,566
                                         ----------    ----------    -----------    -----------
       Net change in contract owners'
          equity.......................     106,428     1,880,239      9,520,195     20,770,703
Contract owners' equity:
  Beginning of period..................   4,676,290     2,796,051     63,678,445     42,907,742
                                         ----------    ----------    -----------    -----------
  End of period........................  $4,782,718    $4,676,290    $73,198,640    $63,678,445
                                         ==========    ==========    ===========    ===========
Change in units:
  Beginning units......................     495,114       334,686      5,277,000      3,885,956
                                         ----------    ----------    -----------    -----------
  Units purchased......................     147,241       319,840      2,124,621      2,285,946
  Units redeemed.......................    (143,311)     (159,412)    (1,405,627)      (894,902)
                                         ----------    ----------    -----------    -----------
  Ending units.........................     499,044       495,114      5,995,994      5,277,000
                                         ==========    ==========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                            FIRST AMERICAN INSURANCE
                                                PORTFOLIOS, INC.
                                              (CLASS IB) (NOTE 4)       PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES
                                           --------------------------   ------------------------------------------------------
                                            CORPORATE       EQUITY
                                              BOND          INCOME             REAL RETURN                 TOTAL RETURN
                                           SUBACCOUNT     SUBACCOUNT            SUBACCOUNT                  SUBACCOUNT
                                           -----------   ------------   --------------------------   -------------------------
                                              2004           2004           2005          2004          2005          2004
                                           -----------   ------------   ------------   -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............   $    46,315   $    (36,144)  $  1,644,692   $  (107,489)  $   996,979   $   194,485
  Reinvested capital gains..............             0              0      1,508,593     1,913,958       876,325       577,954
  Realized gain (loss)..................        25,736        534,820         20,918       113,188        31,323        70,122
  Unrealized gain (loss)................       (55,925)      (534,975)    (2,410,902)    1,283,626    (1,434,140)      373,168
                                           -----------   ------------   ------------   -----------   -----------   -----------
     Net increase (decrease) in contract
       owners' equity from operations...        16,126        (36,299)       763,301     3,203,283       470,487     1,215,729
                                           -----------   ------------   ------------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)...         6,561         26,150     28,214,182     9,885,826     6,402,133     6,750,770
  Transfers to & from fixed & other
     subaccounts........................    (2,302,097)   (10,094,158)    53,448,042    25,171,062    11,792,190     7,031,962
  Withdrawals & surrenders..............      (119,146)      (902,791)    (3,783,747)   (1,706,955)   (2,982,604)   (1,496,623)
  Surrender charges (note 2)............        (1,973)       (11,678)       (77,695)      (53,219)      (61,312)      (39,081)
  Annual contract charges (note 2)......        (1,786)        (8,550)      (219,708)      (51,288)     (188,330)      (43,896)
  Annuity & death benefit payments......      (431,033)      (183,465)    (1,912,435)     (781,465)     (869,486)     (591,963)
                                           -----------   ------------   ------------   -----------   -----------   -----------
     Net equity transactions............    (2,849,474)   (11,174,492)    75,668,639    32,463,961    14,092,591    11,611,169
                                           -----------   ------------   ------------   -----------   -----------   -----------
       Net change in contract owners'
          equity........................    (2,833,348)   (11,210,791)    76,431,940    35,667,244    14,563,078    12,826,898
Contract owners' equity:
  Beginning of period...................     2,833,348     11,210,791     65,538,968    29,871,724    41,141,979    28,315,081
                                           -----------   ------------   ------------   -----------   -----------   -----------
  End of period.........................   $         0   $          0   $141,970,908   $65,538,968   $55,705,057   $41,141,979
                                           ===========   ============   ============   ===========   ===========   ===========
Change in units:
  Beginning units.......................       228,909      1,047,407      5,306,132     2,596,696     3,680,951     2,621,563
                                           -----------   ------------   ------------   -----------   -----------   -----------
  Units purchased.......................        10,948         33,195      7,274,951     3,569,970     2,081,102     2,558,138
  Units redeemed........................      (239,857)    (1,080,602)    (1,158,027)     (860,534)     (832,646)   (1,498,750)
                                           -----------   ------------   ------------   -----------   -----------   -----------
  Ending units..........................             0              0     11,423,056     5,306,132     4,929,407     3,680,951
                                           ===========   ============   ============   ===========   ===========   ===========


                                        PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES
                                          -------------------------

                                                 GLOBAL BOND
                                                 SUBACCOUNT
                                          -------------------------
                                             2005          2004
                                          -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $   130,822   $    34,502
  Reinvested capital gains..............      172,056       471,068
  Realized gain (loss)..................       (6,612)       48,052
  Unrealized gain (loss)................   (1,110,002)       72,819
                                          -----------   -----------
     Net increase (decrease) in contract
       owners' equity from operations...     (813,736)      626,441
                                          -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)...    2,774,796       958,724
  Transfers to & from fixed & other
     subaccounts........................    3,108,271     1,676,356
  Withdrawals & surrenders..............     (594,758)     (333,652)
  Surrender charges (note 2)............      (11,568)      (11,787)
  Annual contract charges (note 2)......      (15,898)       (9,003)
  Annuity & death benefit payments......     (119,586)     (109,089)
                                          -----------   -----------
     Net equity transactions............    5,141,257     2,171,549
                                          -----------   -----------
       Net change in contract owners'
          equity........................    4,327,521     2,797,990
Contract owners' equity:
  Beginning of period...................    7,849,472     5,051,482
                                          -----------   -----------
  End of period.........................  $12,176,993   $ 7,849,472
                                          ===========   ===========
Change in units:
  Beginning units.......................      595,942       418,703
                                          -----------   -----------
  Units purchased.......................      587,586       312,511
  Units redeemed........................     (181,217)     (135,272)
                                          -----------   -----------
  Ending units..........................    1,002,311       595,942
                                          ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                   CALVERT VARIABLE      DREYFUS VARIABLE INVESTMENT
                                                 SERIES, INC. (NOTE 4)     FUND -- SERVICE SHARES         ROYCE CAPITAL FUND
                                                 ---------------------   ---------------------------   -------------------------
                                                     SOCIAL EQUITY              APPRECIATION                   SMALL-CAP
                                                      SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT
                                                 ---------------------   ---------------------------   -------------------------
                                                   2005        2004          2005           2004          2005          2004
                                                 ---------   ---------   ------------   ------------   -----------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $ (4,818)   $ (5,156)    $  (82,770)    $   22,211    $  (617,690)  $  (260,791)
  Reinvested capital gains.....................         0           0              0              0        651,082     1,599,869
  Realized gain (loss).........................    14,615      11,917         39,910         11,542         89,729       103,164
  Unrealized gain (loss).......................     3,254      17,927        209,309        124,973      3,541,561     3,358,325
                                                 --------    --------     ----------     ----------    -----------   -----------
     Net increase (decrease) in contract
       owners' equity from operations..........    13,051      24,688        166,449        158,726      3,664,682     4,800,567
                                                 --------    --------     ----------     ----------    -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)..........    19,460      25,329        886,513      1,741,467     11,718,100     6,817,813
  Transfers to & from fixed & other
     subaccounts...............................    14,635     (23,875)       849,619      1,933,179     16,683,899    14,435,142
  Withdrawals & surrenders.....................   (55,926)    (58,642)      (285,919)       (95,645)    (1,642,214)     (601,373)
  Surrender charges (note 2)...................      (644)     (1,019)        (6,316)        (2,144)       (24,496)      (16,382)
  Annual contract charges (note 2).............      (863)       (960)       (18,876)        (3,947)       (98,199)      (24,333)
  Annuity & death benefit payments.............      (430)       (529)       (80,828)       (41,055)      (640,782)     (283,787)
                                                 --------    --------     ----------     ----------    -----------   -----------
     Net equity transactions...................   (23,768)    (59,696)     1,344,193      3,531,855     25,996,308    20,327,080
                                                 --------    --------     ----------     ----------    -----------   -----------
       Net change in contract owners' equity...   (10,717)    (35,008)     1,510,642      3,690,581     29,660,990    25,127,647
Contract owners' equity:
  Beginning of period..........................   455,020     490,028      5,399,761      1,709,180     34,162,850     9,035,203
                                                 --------    --------     ----------     ----------    -----------   -----------
  End of period................................  $444,303    $455,020     $6,910,403     $5,399,761    $63,823,840   $34,162,850
                                                 ========    ========     ==========     ==========    ===========   ===========
Change in units:
  Beginning units..............................    62,226      70,908        445,917        146,140      1,981,986       646,944
                                                 --------    --------     ----------     ----------    -----------   -----------
  Units purchased..............................     7,330       3,686        214,509        477,332      1,883,574     1,732,308
  Units redeemed...............................   (10,766)    (12,368)      (104,802)      (177,555)      (412,588)     (397,266)
                                                 --------    --------     ----------     ----------    -----------   -----------
  Ending units.................................    58,790      62,226        555,624        445,917      3,452,972     1,981,986
                                                 ========    ========     ==========     ==========    ===========   ===========


                                                    ROYCE CAPITAL FUND
                                                 -------------------------
                                                         MICRO-CAP
                                                        SUBACCOUNT
                                                 -------------------------
                                                    2005          2004
                                                 -----------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $  (141,459)  $  (146,550)
  Reinvested capital gains.....................      465,523     1,249,599
  Realized gain (loss).........................       10,116        15,779
  Unrealized gain (loss).......................    2,432,139       427,590
                                                 -----------   -----------
     Net increase (decrease) in contract
       owners' equity from operations..........    2,766,319     1,546,418
                                                 -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)..........    5,306,840     4,794,561
  Transfers to & from fixed & other
     subaccounts...............................    6,118,429     8,275,294
  Withdrawals & surrenders.....................     (749,616)     (535,857)
  Surrender charges (note 2)...................      (16,426)      (16,191)
  Annual contract charges (note 2).............      (62,515)      (14,704)
  Annuity & death benefit payments.............     (277,442)     (179,582)
                                                 -----------   -----------
     Net equity transactions...................   10,319,270    12,323,521
                                                 -----------   -----------
       Net change in contract owners' equity...   13,085,589    13,869,939
Contract owners' equity:
  Beginning of period..........................   18,195,473     4,325,534
                                                 -----------   -----------
  End of period................................  $31,281,062   $18,195,473
                                                 ===========   ===========
Change in units:
  Beginning units..............................    1,102,207       294,414
                                                 -----------   -----------
  Units purchased..............................      875,250       985,550
  Units redeemed...............................     (257,310)     (177,757)
                                                 -----------   -----------
  Ending units.................................    1,720,147     1,102,207
                                                 ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                                         FRANKLIN TEMPLETON VARIABLE INSURANCE
                              VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS II              PRODUCTS TRUST CLASS 2:
                             -------------------------------------------------------   ------------------------------------------
                                                                                        FRANKLIN      FRANKLIN FLEX    TEMPLETON
                                                                                         INCOME        CAP GROWTH       FOREIGN
                              CORE PLUS FIXED INCOME          U.S. REAL ESTATE         SECURITIES      SECURITIES      SECURITIES
                                    SUBACCOUNT                   SUBACCOUNT            SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                             -------------------------   ---------------------------   -----------   ---------------   ----------
                                2005          2004           2005           2004         2005(B)         2005(B)        2005(B)
                             -----------   -----------   ------------   ------------   -----------   ---------------   ----------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment
     activity..............  $   58,373    $   30,230    $   (57,103)   $     4,602    $   (39,302)    $   (7,578)     $  (25,989)
  Reinvested capital
     gains.................      20,016         3,029        685,730        105,349          2,032              0               0
  Realized gain (loss).....       4,285         8,668        290,796         93,754         (2,076)           555             842
  Unrealized gain (loss)...     (17,655)       (1,646)     3,583,278      2,338,382       (129,442)        88,856         471,227
                             ----------    ----------    -----------    -----------    -----------     ----------      ----------
     Net increase
       (decrease) in
       contract owners'
       equity from
       operations..........      65,019        40,281      4,502,701      2,542,087       (168,788)        81,833         446,080
                             ----------    ----------    -----------    -----------    -----------     ----------      ----------
Equity transactions:
  Contract purchase
     payments (note 1).....     605,388       525,836     10,054,929      4,476,718      4,922,388        708,453       3,003,332
  Transfers to & from fixed
     & other subaccounts...   1,208,162       308,768     13,663,377      5,798,039     13,409,353      1,455,611       5,838,248
  Withdrawals &
     surrenders............     (76,622)      (38,475)      (970,320)      (132,672)      (220,272)       (25,228)        (47,965)
  Surrender charges (note
     2)....................        (125)       (2,106)       (32,533)        (3,620)        (2,261)          (213)           (139)
  Annual contract charges
     (note 2)..............      (4,369)       (2,007)       (71,964)        (8,488)        (5,606)          (258)         (1,786)
  Annuity & death benefit
     payments..............     (21,793)      (10,000)      (520,682)       (97,796)      (103,534)        (4,081)        (46,686)
                             ----------    ----------    -----------    -----------    -----------     ----------      ----------
     Net equity
       transactions........   1,710,641       782,016     22,122,807     10,032,181     18,000,068      2,134,284       8,745,004
                             ----------    ----------    -----------    -----------    -----------     ----------      ----------
       Net change in
          contract owners'
          equity...........   1,775,660       822,297     26,625,508     12,574,268     17,831,280      2,216,117       9,191,084
Contract owners' equity:
  Beginning of period......   1,928,334     1,106,037     14,471,921      1,897,653              0              0               0
                             ----------    ----------    -----------    -----------    -----------     ----------      ----------
  End of period............  $3,703,994    $1,928,334    $41,097,429    $14,471,921    $17,831,280     $2,216,117      $9,191,084
                             ==========    ==========    ===========    ===========    ===========     ==========      ==========
Change in units:
  Beginning units..........     163,155        96,069        842,855        148,459              0              0               0
                             ----------    ----------    -----------    -----------    -----------     ----------      ----------
  Units purchased..........     186,664        78,510      1,519,198        795,181      1,776,389        205,513         838,129
  Units redeemed...........     (44,285)      (11,424)      (285,455)      (100,785)       (56,506)        (6,386)        (16,443)
                             ----------    ----------    -----------    -----------    -----------     ----------      ----------
  Ending units.............     305,534       163,155      2,076,598        842,855      1,719,883        199,127         821,686
                             ==========    ==========    ===========    ===========    ===========     ==========      ==========

---------------

(b) Period from May 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                     TOTAL SUBACCOUNTS
                                                              -------------------------------
                                                                   2005             2004
                                                              --------------   --------------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $   (4,941,827)  $  (11,167,820)
  Reinvested capital gains..................................      15,849,826        6,513,790
  Realized gain (loss)......................................      (8,219,132)     (12,680,354)
  Unrealized gain (loss)....................................     136,246,446      185,631,685
                                                              --------------   --------------
     Net increase (decrease) in contract owners' equity from
      operations............................................     138,935,313      168,297,301
                                                              --------------   --------------
Equity transactions:
  Contract purchase payments (note 1).......................     551,760,109      307,267,704
  Transfers to & from fixed & other subaccounts.............     270,512,441      155,440,582
  Withdrawals & surrenders..................................    (165,257,301)    (125,089,479)
  Surrender charges (note 2)................................      (2,676,641)      (2,530,524)
  Annual contract charges (note 2)..........................      (4,247,367)      (1,991,484)
  Annuity & death benefit payments..........................     (37,749,293)     (30,051,634)
                                                              --------------   --------------
     Net equity transactions................................     612,341,948      303,045,165
                                                              --------------   --------------
       Net change in contract owners' equity................     751,277,261      471,342,466
Contract owners' equity:
  Beginning of period.......................................   1,939,275,921    1,467,933,455
                                                              --------------   --------------
  End of period.............................................  $2,690,553,182   $1,939,275,921
                                                              ==============   ==============
Change in units:
  Beginning units...........................................     162,564,799      134,983,619
                                                              --------------   --------------
  Units purchased...........................................     116,264,216       85,070,548
  Units redeemed............................................     (63,778,875)     (57,489,368)
                                                              --------------   --------------
  Ending units..............................................     215,050,140      162,564,799
                                                              ==============   ==============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2005

(1)BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account A (the Account) is a separate account of Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund -- Service Class 2, Janus Aspen Series (Institutional and Service Shares), Salomon Brothers Variable Series Fund, Inc., Wells Fargo Advantage Variable Trust Funds, Van Kampen Universal Institutional Funds, Inc. (Class I & II), Goldman Sachs Variable Insurance Trust, Lazard Retirement Series, Inc., The Prudential Series Fund, Inc., UBS Series Trust, Old Mutual Insurance Series Fund, J. P. Morgan Series Trust II, Alliance Berstein Variable Series Product Fund, Inc. -- Class B, MFS Variable Insurance Trust -- Service Class, PIMCO Variable Insurance Trust
    -- Administrative Shares, Calvert Variable Series, Inc., Dreyfus Variable Investment Fund -- Service Class, Royce Capital Fund, and Franklin Templeton Variable Insurance Products Class 2, (collectively, the "Funds"). All the Funds, other than The Dow Target Variable Fund LLC, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2005. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. ("ONI"), a wholly owned subsidiary of The Ohio National Life Insurance Company (ONLIC), performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) and the Dow Target Variable Fund LLC (Dow Fund), in which the Account invests. For these services, ONI received fees from the ON Fund of approximately $12.2 million and $10.4 million for the years ended December 31, 2005 and 2004, respectively.

   For certain products, ONLIC credits an extra amount to the contract holder's contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment. For the years ended December 31, 2005 and 2004, ONLIC paid into the Account approximately $3.5 million and $2.8 million, respectively, under this feature. The extra credits are recorded as a component of contract purchase payments.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts. Net transfers from the ONLIC fixed portion of annuity contracts from the Account totaled approximately $270.5 million and $155.4 million for the years ended December 31, 2005 and 2004, respectively.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

   The Company offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is through an affiliate, although other distributions are also utilized.

(2) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, ONLIC charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

   The tables on the following pages illustrate product and contract level charges by product:

   The following basic charges are assessed through reduction of daily unit values:

                                                 ANNUAL PAYMENT   VARIABLE INTEREST   FLEXIBLE PAYMENT
                                                  COMBINATION       ANNUITY "VIA"       COMBINATION          TOP I
   MORTALITY AND EXPENSE RISK FEES
     (May increase annually to not more than
        1.55%).................................      0.75%             1.05%               0.85%         0.85% to 1.05%
   ADMINISTRATIVE EXPENSES.....................      0.25%             0.25%               0.25%             0.25%
   Total expenses..............................      1.00%             1.30%               1.1%           1.1% to 1.3%
   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE
   Each year on the contract anniversary (or at
   the time of surrender of the contract)......    No charge            $25                 $25               $30
   TRANSFER FEE -- per transfer
   (currently no charge for the first 4
   transfers each contract year)...............    $3 to $15            NA               $3 to $15         $3 to $15
                                                  3.3% to 6.3%
                                                   for sales
                                                 expense, 1.2%
                                                  to 2.2% for
                                                 administrative
                                                  expense, and
                                                 0.5% for death
                                                    benefit
   PURCHASE PAYMENT CHARGES....................     premium          No charge           No charge         No charge
   SURRENDER CHARGES
   A withdrawal charge may be assessed by ONLIC
   when a contract is surrendered or a partial
   withdrawal of a participant's account value                                                           5% of payments
   is made for any other reason than to make a                                                            in the last
   plan payment to a participant. Percentages                                         6% in the first    eight years on
   vary with the number of years from                                                  year to 0% in         amount
   purchase....................................    No charge         No charge        the seventh year    surrendered
   STATE PREMIUM TAXES
   In those jurisdictions permitting, such
   taxes will be deducted when annuity payments
   begin. Otherwise, they will be deducted from
   purchase payments...........................   0.5% to 4.0%     0.5% to 4.0%        0.5% to 4.0%       0.5% to 4.0%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

   The following basic charges are assessed through reduction of daily unit values:

                                                                                 INVESTAR VISION & TOP
                                                  TOP TRADITION     TOP PLUS           SPECTRUM          TOP EXPLORER
   MORTALITY AND EXPENSE RISK FEES
   (May increase annually to not more than
   1.55%).......................................     0.85%           0.65%              1.15%               1.05%
   ADMINISTRATIVE EXPENSES......................     0.25%           0.25%              0.25%               0.25%
   Total expenses...............................     1.10%           0.90%              1.40%               1.30%
   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE
   Each year on the contract anniversary (or at
   the time of surrender of the contract).......      $30          No charge             $35                 $35
   TRANSFER FEE -- per transfer
   (currently no charge for the first 4
   transfers each contract year)................   $3 to $15       $3 to $15          $3 to $15           $3 to $15
   SALES CHARGE MADE FROM PURCHASE PAYMENTS.....   No charge       No charge          No charge           No charge
   SURRENDER CHARGES
   A withdrawal charge may be assessed by ONLIC
   when a contract is surrendered or a partial      7.75% of
   withdrawal of a participant's account value    payments in
   is made for any other reason than to make a      the last       6% in the                              7% in the
   plan payment to a participant. Percentages     eight years      first year    7% in the first year     first year
   vary with the number of years from              on amount      to 0% in the   to 0% in the eighth     to 0% in the
   purchase.....................................  surrendered     seventh year          year             eighth year
   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes
   will be deducted when annuity payments begin.
   Otherwise, they will be deducted from
   purchase payments............................  0.5% to 4.0%    0.5% to 4.0%      0.5% to 4.0%         0.5% to 4.0%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

   The following basic charges are assessed through reduction of daily unit values:

                                        ONCORE &          ONCORE &            ONCORE &            ONCORE &           ONCORE &
                                     FIRSTAR ONCORE    FIRSTAR ONCORE      FIRSTAR ONCORE      FIRSTAR ONCORE     FIRSTAR ONCORE
                                          FLEX              VALUE              PREMIER              XTRA               LITE
   MORTALITY AND EXPENSE RISK
     FEES..........................      1.25%              0.65%               1.15%              1.15%              1.15%
   ADMINISTRATIVE EXPENSES.........      0.25%              0.25%               0.25%              0.25%              0.25%
   Total expenses..................      1.50%              0.90%               1.40%              1.40%              1.40%
   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE
   Each year on the contract
   anniversary (or at the time of
   surrender of the contract). No
   charge if contract value exceeds
   $50,000.........................       $30                $30                 $30                $30                $30
   TRANSFER FEE --
   (currently no charge for the
   first 12 transfers each contract
   year) per transfer..............       $10                $10                 $10                $10                $10
   SALES CHARGE MADE FROM PURCHASE
   PAYMENTS........................    No charge          No charge           No charge          No charge          No charge
   SURRENDER CHARGES
   A withdrawal charge may be
   assessed by ONLIC when a
   contract is surrendered or a
   partial withdrawal of a
   participant's account value is
   made for any other reason than
   to make a plan payment to a
   participant. Percentages vary                       6% in the first     6% in the first    9% in the first    7% in the first
   with the number of years from                      year to 0% in the   year to 0% in the    year to 0% in      year to 0% in
   purchase........................    No charge        seventh year        seventh year       the ninth year    the fourth year
   STATE PREMIUM TAXES
   In those jurisdictions
   permitting, such taxes will be
   deducted when annuity payments
   begin. Otherwise, they will be
   deducted from purchase
   payments........................  0.5% to 4.0%       0.5% to 4.0%        0.5% to 4.0%        0.5% to 4.0%       0.5% to 4.0%
   OPTIONAL DEATH BENEFITS
   These annual charges are the
   following percentages of the
   optional death benefit amounts:
   Optional Annual Stepped-up Death
   Benefit.........................      0.25%              0.25%               0.25%              0.25%              0.25%
   Optional Guaranteed Minimum
   Death Benefit ("GMDB")..........      0.25%              0.25%               0.25%              0.25%              0.25%
   Optional Guaranteed Minimum
   Death
   Benefit Plus ("GMDB Plus")......       NA                0.45%               0.45%              0.45%              0.45%
   OPTIONAL ENHANCED DEATH BENEFIT
     ("GEB")
   These annual charges are the
   following percentages of average
   variable account value:
   GEB at issue ages through 70....      0.30%              0.15%               0.15%              0.15%              0.15%
   GEB at issue ages 71 through
   75..............................      0.60%              0.30%               0.30%              0.30%              0.30%
   GEB "Plus" at issue ages through
   70..............................       NA                0.30%               0.30%              0.30%              0.30%
   GEB "Plus" at issue ages 71
   through 75......................       NA                0.60%               0.60%              0.60%              0.60%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                        ONCORE &          ONCORE &            ONCORE &            ONCORE &           ONCORE &
                                     FIRSTAR ONCORE    FIRSTAR ONCORE      FIRSTAR ONCORE      FIRSTAR ONCORE     FIRSTAR ONCORE
                                          FLEX              VALUE              PREMIER              XTRA               LITE
   OPTIONAL GUARANTEED MINIMUM
   INCOME BENEFIT ("GMIB")
   This annual charge is the
   following percentage of
   guaranteed income base:
   GMIB............................      0.45%              0.45%               0.45%              0.45%              0.45%
   GMIB Plus.......................       NA                0.55%               0.55%              0.55%              0.55%
   OPTIONAL GUARANTEED PRINCIPAL
   ACCESS ("GPA")
   GPA with 8% guarantee...........       NA                0.50%               0.50%              0.50%              0.50%
   GPA with 7% guarantee...........       NA                0.40%               0.40%              0.40%              0.40%
   OPTIONAL GUARANTEED PRINCIPAL
   PROTECTION ("GPP")
   These annual charges are the
   following percentage of contract
   values as of the beginning of
   the ten-year term...............      0.20%              0.20%               0.20%              0.20%              0.25%

   Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4) FUND MERGERS & REPLACEMENTS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

   Effective April 29, 2003, Subaccounts of The Dow Target Variable Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

   ACQUIRED PORTFOLIOS                                  ACQUIRING PORTFOLIOS
   -------------------                                  --------------------
   Dow Target 10 -- February Portfolio           Dow Target 10 -- January Portfolio
   Dow Target 10 -- March Portfolio

   Dow Target 10 -- May Portfolio                Dow Target 10 -- April Portfolio
   Dow Target 10 -- June Portfolio

   Dow Target 10 -- August Portfolio             Dow Target 10 -- July Portfolio
   Dow Target 10 -- September Portfolio

   Dow Target 10 -- November Portfolio           Dow Target 10 -- October Portfolio
   Dow Target 10 -- December Portfolio

   Dow Target 5 -- February Portfolio            Dow Target 5 -- January Portfolio
   Dow Target 5 -- March Portfolio

   Dow Target 5 -- May Portfolio                 Dow Target 5 -- April Portfolio
   Dow Target 5 -- June Portfolio

   Dow Target 5 -- August Portfolio              Dow Target 5 -- July Portfolio
   Dow Target 5 -- September Portfolio

   Dow Target 5 -- November Portfolio            Dow Target 5 -- October Portfolio
   Dow Target 5 -- December Portfolio

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness Portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity Portfolio.

   Effective August 27, 2004, the Subaccounts of the First American Insurance Corporate Bond and Equity Income Portfolios were terminated. The remaining value on the day of termination was moved to the Subaccount of the Ohio National Fund, Inc. Money Market Portfolio.

   Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds. Opportunity Fund II was renamed Opportunity Fund, Multi Cap Value Fund II was renamed Multi Cap Value Fund, and Discovery Fund II and Mid Cap Growth Fund II were merged and renamed Discovery Fund with the Discovery Fund II as the successor fund.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

(5) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.:
EQUITY SUBACCOUNT
2005
  Annual Payment Combination................       11,298    $186.140212   $  2,102,963      1.0%        5.06%      0.00%
  Flexible Payment Combination..............        4,490    $103.779142   $    466,008      1.1%        4.95%      0.00%
  Top I.....................................       55,439    $ 83.058068   $  4,604,627      1.1%        4.95%      0.00%
  Top Tradition.............................      600,566    $ 71.475875   $ 42,926,004      1.1%        4.95%      0.00%
  Top Plus..................................      312,123    $ 24.856418   $  7,758,252      0.9%        5.16%      0.00%
  Investar Vision & Top Spectrum............      101,320    $ 15.730740   $  1,593,840      1.4%        4.64%      0.00%
  Top Explorer..............................      481,244    $ 16.195237   $  7,793,853      1.3%        4.75%      0.00%
  Oncore & Firstar Oncore Flex..............      381,999    $ 11.810265   $  4,511,512      1.5%        4.54%      0.00%
  Oncore & Firstar Oncore Value.............    4,292,293    $ 12.274730   $ 52,686,733      0.9%        5.16%      0.00%
  Oncore & Firstar Oncore Premier...........    9,122,126    $ 11.886220   $108,427,596      1.4%        4.64%      0.00%
  Oncore & Firstar Oncore Xtra..............    7,489,248    $ 11.886220   $ 89,018,846      1.4%        4.64%      0.00%
  Oncore & Firstar Oncore Lite..............    5,548,866    $ 11.886220   $ 65,955,060      1.4%        4.64%      0.00%
                                              ------------                 ------------
                                               28,401,012                  $387,845,294
                                              ------------                 ------------
2004
  Annual Payment Combination................       12,256    $177.180659   $  2,171,529      1.0%       11.32%      0.05%
  Flexible Payment Combination..............        5,271    $ 98.881397   $    521,180      1.1%       11.21%      0.04%
  Top I.....................................       61,451    $ 79.138232   $  4,863,084      1.1%       11.21%      0.04%
  Top Tradition.............................      693,379    $ 68.102644   $ 47,220,910      1.1%       11.21%      0.04%
  Top Plus..................................      406,952    $ 23.636618   $  9,618,976      0.9%       11.43%      0.04%
  Investar Vision & Top Spectrum............      137,163    $ 15.032687   $  2,061,925      1.4%       10.88%      0.04%
  Top Explorer..............................      518,844    $ 15.461335   $  8,022,019      1.3%       10.99%      0.05%
  Oncore & Firstar Oncore Flex..............      446,498    $ 11.297273   $  5,044,214      1.5%       10.77%      0.04%
  Oncore & Firstar Oncore Value.............    3,704,388    $ 11.672365   $ 43,238,964      0.9%       11.43%      0.05%
  Oncore & Firstar Oncore Premier...........    8,444,254    $ 11.358762   $ 95,916,295      1.4%       10.88%      0.05%
  Oncore & Firstar Oncore Xtra..............    8,022,590    $ 11.358762   $ 91,126,692      1.4%       10.88%      0.05%
  Oncore & Firstar Oncore Lite..............    3,393,994    $ 11.358762   $ 38,551,566      1.4%       10.88%      0.05%
                                              ------------                 ------------
                                               25,847,040                  $348,357,354
                                              ------------                 ------------
2003
  Annual Payment Combination................       12,825    $159.164373   $  2,041,273      1.0%       42.92%      0.18%
  Flexible Payment Combination..............        5,999    $ 88.914984   $    533,442      1.1%       42.78%      0.18%
  Top I.....................................       68,121    $ 71.161763   $  4,847,631      1.1%       42.78%      0.19%
  Top Tradition.............................      780,609    $ 61.238468   $ 47,803,300      1.1%       42.78%      0.18%
  Top Plus..................................      468,185    $ 21.212109   $  9,931,191      0.9%       43.06%      0.18%
  Investar Vision & Top Spectrum............      142,254    $ 13.557748   $  1,928,641      1.4%       42.36%      0.18%
  Top Explorer..............................      496,092    $ 13.930542   $  6,910,827      1.3%       42.50%      0.18%
  Oncore & Firstar Oncore Flex..............      469,009    $ 10.198917   $  4,783,388      1.5%       42.22%      0.18%
  Oncore & Firstar Oncore Value.............    2,772,163    $ 10.475080   $ 29,038,630      0.9%       43.06%      0.18%
  Oncore & Firstar Oncore Premier...........    6,845,493    $ 10.244290   $ 70,127,202      1.4%       42.36%      0.18%
  Oncore & Firstar Oncore Xtra..............    6,964,372    $ 10.244290   $ 71,345,046      1.4%       42.36%      0.18%
  Oncore & Firstar Oncore Lite..............    2,284,880    $ 10.244290   $ 23,406,976      1.4%       42.36%      0.18%
                                              ------------                 ------------
                                               21,310,002                  $272,697,547
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
EQUITY SUBACCOUNT (CONTINUED)
2002
  Annual Payment Combination.......       15,237    $111.365423   $  1,696,864      1.0%      -19.55%      0.36%
  Flexible Payment Combination.....        6,091    $ 62.274254   $    379,332      1.1%      -19.63%      0.35%
  Top I............................       82,392    $ 49.840260   $  4,106,433      1.1%      -19.63%      0.36%
  Top Tradition....................      847,700    $ 42.890194   $ 36,358,007      1.1%      -19.63%      0.36%
  Top Plus.........................      519,281    $ 14.827204   $  7,699,481      0.9%      -19.47%      0.36%
  Investar Vision & Top Spectrum...      158,025    $  9.523728   $  1,504,993      1.4%      -19.86%      0.35%
  Top Explorer.....................      454,784    $  9.775953   $  4,445,950      1.3%      -19.79%      0.36%
  Oncore & Firstar Oncore Flex.....      550,182    $  7.171343   $  3,945,546      1.5%      -19.94%      0.36%
  Oncore & Firstar Oncore Value....    2,332,617    $  7.322063   $ 17,079,568      0.9%      -19.47%      0.37%
  Oncore & Firstar Oncore
     Premier.......................    5,614,225    $  7.196170   $ 40,400,909      1.4%      -19.86%      0.37%
  Oncore & Firstar Oncore Xtra.....    5,186,993    $  7.196170   $ 37,326,486      1.4%      -19.86%      0.37%
  Oncore & Firstar Oncore Lite.....    1,598,962    $  7.196170   $ 11,506,403      1.4%      -19.86%      0.37%
                                     ------------                 ------------
                                      17,366,489                  $166,449,972
                                     ------------                 ------------
2001
  Annual Payment Combination.......       17,324    $138.422362   $  2,398,046      1.0%       -9.34%      0.29%
  Flexible Payment Combination.....        7,488    $ 77.480966   $    580,167      1.1%       -9.43%      0.29%
  Top I............................       92,024    $ 62.010721   $  5,706,477      1.1%       -9.43%      0.29%
  Top Tradition....................      987,197    $ 53.363524   $ 52,680,295      1.1%       -9.43%      0.29%
  Top Plus.........................      605,052    $ 18.411312   $ 11,139,794      0.9%       -9.25%      0.29%
  Investar Vision & Top Spectrum...      226,355    $ 11.884581   $  2,690,139      1.4%       -9.70%      0.29%
  Top Explorer.....................      542,718    $ 12.187242   $  6,614,232      1.3%       -9.61%      0.29%
  Oncore & Firstar Oncore Flex.....      578,730    $  8.957888   $  5,184,196      1.5%       -9.79%      0.29%
  Oncore & Firstar Oncore Value....    2,343,298    $  9.091985   $ 21,305,232      0.9%       -9.25%      0.29%
  Oncore & Firstar Oncore
     Premier.......................    5,582,578    $  8.980038   $ 50,131,758      1.4%       -9.70%      0.29%
  Oncore & Firstar Oncore Xtra.....    4,944,037    $  8.980038   $ 44,397,644      1.4%       -9.70%      0.29%
  Oncore & Firstar Oncore Lite.....      993,611    $  8.980038   $  8,922,671      1.4%       -8.18%      0.29%      4/17/01
                                     ------------                 ------------
                                      16,920,412                  $211,750,651
                                     ------------                 ------------
MONEY MARKET SUBACCOUNT
2005
  Variable Interest Annuity
     "VIA".........................        1,662    $ 31.887866   $     52,997      1.3%        1.62%      1.84%
  Top I............................        5,113    $ 24.162099   $    123,538      1.3%        1.62%      3.08%
  Top Tradition....................       85,123    $ 21.786258   $  1,854,510      1.1%        1.82%      2.76%
  Top Plus.........................       38,666    $ 14.247177   $    550,880      0.9%        2.02%      2.89%
  Investar Vision & Top Spectrum...      149,232    $ 12.059261   $  1,799,622      1.4%        1.52%      2.70%
  Top Explorer.....................      109,579    $ 12.052402   $  1,320,696      1.3%        1.62%      2.83%
  Oncore & Firstar Oncore Flex.....       55,353    $ 11.370759   $    629,409      1.5%        1.42%      2.93%
  Oncore & Firstar Oncore Value....    1,299,573    $ 11.899930   $ 15,464,822      0.9%        2.02%      3.06%
  Oncore & Firstar Oncore
     Premier.......................    2,993,289    $ 11.457019   $ 34,294,170      1.4%        1.52%      2.93%
  Oncore & Firstar Oncore Xtra.....    3,295,664    $ 11.457019   $ 37,758,488      1.4%        1.52%      2.93%
  Oncore & Firstar Oncore Lite.....    2,743,376    $ 11.457019   $ 31,430,917      1.4%        1.52%      2.93%
                                     ------------                 ------------
                                      10,776,630                  $125,280,049
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                               ACCUMULATION   VALUE PER        FAIR                    TOTAL       INCOME
                                                 UNITS***        UNIT         VALUE       EXPENSES*   RETURN**   RATIO****
                                               ------------   ----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
MONEY MARKET SUBACCOUNT (CONTINUED)
2004
  Variable Interest Annuity "VIA"............        1,875    $31.379976   $     58,836      1.3%      -0.29%       0.97%
  Top I......................................        7,798    $23.777267   $    185,422      1.3%      -0.29%       0.95%
  Top Tradition..............................      122,529    $21.397075   $  2,621,757      1.1%      -0.09%       0.91%
  Top Plus...................................       35,635    $13.965057   $    497,650      0.9%       0.11%       0.86%
  Investar Vision & Top Spectrum.............      253,390    $11.878886   $  3,009,994      1.4%      -0.39%       1.60%
  Top Explorer...............................      148,305    $11.860446   $  1,758,962      1.3%      -0.29%       0.97%
  Oncore & Firstar Oncore Flex...............       71,225    $11.211700   $    798,555      1.5%      -0.49%       0.89%
  Oncore & Firstar Oncore Value..............      718,003    $11.664280   $  8,374,993      0.9%       0.11%       1.08%
  Oncore & Firstar Oncore Premier............    2,431,771    $11.285650   $ 27,444,115      1.4%      -0.39%       1.04%
  Oncore & Firstar Oncore Xtra...............    2,865,034    $11.285650   $ 32,333,767      1.4%      -0.39%       1.04%
  Oncore & Firstar Oncore Lite...............    1,754,461    $11.285650   $ 19,800,230      1.4%      -0.39%       1.04%
                                               ------------                ------------
                                                 8,410,026                 $ 96,884,281
                                               ------------                ------------
2003
  Variable Interest Annuity "VIA"............        2,093    $31.471062   $     65,859      1.3%      -0.55%       0.74%
  Top I......................................        9,193    $23.846280   $    219,207      1.3%      -0.55%       0.74%
  Top Tradition..............................      198,840    $21.416684   $  4,258,499      1.1%      -0.36%       0.75%
  Top Plus...................................       98,745    $13.950124   $  1,377,509      0.9%      -0.16%       0.73%
  Investar Vision & Top Spectrum.............       29,942    $11.925179   $    357,061      1.4%      -0.65%       0.74%
  Top Explorer...............................      221,969    $11.894875   $  2,640,290      1.3%      -0.55%       0.71%
  Oncore & Firstar Oncore Flex...............      141,448    $11.266515   $  1,593,627      1.5%      -0.75%       0.79%
  Oncore & Firstar Oncore Value..............      483,179    $11.651817   $  5,629,909      0.9%      -0.16%       0.74%
  Oncore & Firstar Oncore Premier............    1,777,705    $11.329626   $ 20,140,737      1.4%      -0.65%       0.74%
  Oncore & Firstar Oncore Xtra...............    2,850,081    $11.329626   $ 32,290,352      1.4%      -0.65%       0.74%
  Oncore & Firstar Oncore Lite...............    1,776,895    $11.329626   $ 20,131,560      1.4%      -0.65%       0.74%
                                               ------------                ------------
                                                 7,590,090                 $ 88,704,610
                                               ------------                ------------
2002
  Variable Interest Annuity "VIA"............        5,024    $31.645984   $    158,987      1.3%       0.09%       1.39%
  Top I......................................        9,936    $23.978825   $    238,259      1.3%       0.09%       1.42%
  Top Tradition..............................      244,915    $21.493179   $  5,264,001      1.1%       0.28%       1.40%
  Top Plus...................................      130,479    $13.972279   $  1,823,094      0.9%       0.48%       1.41%
  Investar Vision & Top Spectrum.............       49,201    $12.003323   $    590,578      1.4%      -0.01%       1.41%
  Top Explorer...............................      724,890    $11.960997   $  8,670,409      1.3%       0.09%       1.41%
  Oncore & Firstar Oncore Flex...............      737,004    $11.351522   $  8,366,119      1.5%      -0.11%       1.35%
  Oncore & Firstar Oncore Value..............      787,110    $11.670305   $  9,185,812      0.9%       0.48%       1.41%
  Oncore & Firstar Oncore Premier............    2,430,581    $11.403858   $ 27,717,986      1.4%      -0.01%       1.41%
  Oncore & Firstar Oncore Xtra...............    3,967,690    $11.403858   $ 45,246,974      1.4%      -0.01%       1.41%
  Oncore & Firstar Oncore Lite...............    1,232,114    $11.403858   $ 14,050,853      1.4%      -0.01%       1.41%
                                               ------------                ------------
                                                10,318,944                 $121,313,072
                                               ------------                ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
MONEY MARKET SUBACCOUNT (CONTINUED)
2001
  Variable Interest Annuity
     "VIA".........................        5,646    $ 31.618739   $    178,519      1.3%        2.46%      3.90%
  Top I............................       16,138    $ 23.958179   $    386,630      1.3%        2.46%      3.66%
  Top Tradition....................      238,064    $ 21.432248   $  5,102,243      1.1%        2.67%      3.55%
  Top Plus.........................      135,493    $ 13.905126   $  1,884,051      0.9%        2.87%      3.59%
  Investar Vision & Top Spectrum...       70,835    $ 12.004844   $    850,366      1.4%        2.36%      3.64%
  Top Explorer.....................      782,097    $ 11.950712   $  9,346,618      1.3%        2.46%      3.34%
  Oncore & Firstar Oncore Flex.....    2,979,971    $ 11.363815   $ 33,863,838      1.5%        2.26%      3.23%
  Oncore & Firstar Oncore Value....      726,435    $ 11.614214   $  8,436,973      0.9%        2.87%      3.61%
  Oncore & Firstar Oncore
     Premier.......................    2,239,859    $ 11.405310   $ 25,546,283      1.4%        2.36%      3.40%
  Oncore & Firstar Oncore Xtra.....    2,560,944    $ 11.405310   $ 29,208,362      1.4%        2.36%      3.40%
  Oncore & Firstar Oncore Lite.....      212,331    $ 11.405310   $  2,421,697      1.4%        1.20%      3.40%      4/17/01
                                     ------------                 ------------
                                       9,967,813                  $117,225,580
                                     ------------                 ------------
BOND SUBACCOUNT
2005
  Top I............................        6,131    $ 42.621163   $    261,309      1.1%       -0.67%      3.43%
  Top Tradition....................       83,474    $ 38.547683   $  3,217,742      1.1%       -0.67%      3.50%
  Top Plus.........................       74,786    $ 17.875999   $  1,336,875      0.9%       -0.48%      3.42%
  Investar Vision & Top Spectrum...       50,332    $ 14.965486   $    753,250      1.4%       -0.96%      3.21%
  Top Explorer.....................       98,933    $ 15.149050   $  1,498,744      1.3%       -0.87%      3.12%
  Oncore & Firstar Oncore Flex.....       50,040    $ 13.553460   $    678,217      1.5%       -1.06%      3.74%
  Oncore & Firstar Oncore Value....    1,063,209    $ 14.184181   $ 15,080,754      0.9%       -0.48%      4.95%
  Oncore & Firstar Oncore
     Premier.......................    2,551,114    $ 13.656320   $ 34,838,836      1.4%       -0.96%      4.23%
  Oncore & Firstar Oncore Xtra.....    2,336,454    $ 13.656320   $ 31,907,364      1.4%       -0.96%      4.23%
  Oncore & Firstar Oncore Lite.....    1,837,114    $ 13.656320   $ 25,088,185      1.4%       -0.96%      4.23%
                                     ------------                 ------------
                                       8,151,587                  $114,661,276
                                     ------------                 ------------
2004
  Top I............................        6,923    $ 42.909437   $    297,074      1.1%        4.73%      0.00%
  Top Tradition....................       91,364    $ 38.808413   $  3,545,686      1.1%        4.73%      0.00%
  Top Plus.........................       88,151    $ 17.961382   $  1,583,322      0.9%        4.94%      0.00%
  Investar Vision & Top Spectrum...       62,994    $ 15.111299   $    951,914      1.4%        4.42%      0.00%
  Top Explorer.....................      127,643    $ 15.281586   $  1,950,589      1.3%        4.53%      0.00%
  Oncore & Firstar Oncore Flex.....       59,475    $ 13.698981   $    814,740      1.5%        4.32%      0.00%
  Oncore & Firstar Oncore Value....      604,979    $ 14.251932   $  8,622,115      0.9%        4.94%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,912,728    $ 13.789373   $ 26,375,328      1.4%        4.42%      0.00%
  Oncore & Firstar Oncore Xtra.....    2,045,598    $ 13.789373   $ 28,207,517      1.4%        4.42%      0.00%
  Oncore & Firstar Oncore Lite.....    1,034,178    $ 13.789373   $ 14,260,665      1.4%        4.42%      0.00%
                                     ------------                 ------------
                                       6,034,033                  $ 86,608,950
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
BOND SUBACCOUNT (CONTINUED)
2003
  Top I............................        7,320    $ 40.970435   $    299,892      1.1%        9.26%      5.52%
  Top Tradition....................      109,687    $ 37.054730   $  4,064,420      1.1%        9.26%      5.58%
  Top Plus.........................      111,289    $ 17.115732   $  1,904,795      0.9%        9.48%      5.70%
  Investar Vision & Top Spectrum...       74,590    $ 14.471405   $  1,079,421      1.4%        8.94%      5.63%
  Top Explorer.....................      146,536    $ 14.619995   $  2,142,363      1.3%        9.04%      5.55%
  Oncore & Firstar Oncore Flex.....       80,510    $ 13.131854   $  1,057,250      1.5%        8.83%      5.33%
  Oncore & Firstar Oncore Value....      328,037    $ 13.580929   $  4,455,051      0.9%        9.48%      5.69%
  Oncore & Firstar Oncore
     Premier.......................    1,393,108    $ 13.205450   $ 18,396,617      1.4%        8.94%      5.73%
  Oncore & Firstar Oncore Xtra.....    1,697,203    $ 13.205450   $ 22,412,327      1.4%        8.94%      5.73%
  Oncore & Firstar Oncore Lite.....      370,329    $ 13.205450   $  4,890,355      1.4%        8.94%      5.73%
                                     ------------                 ------------
                                       4,318,609                  $ 60,702,491
                                     ------------                 ------------
2002
  Top I............................        7,642    $ 37.498443   $    286,572      1.1%        7.47%      6.31%
  Top Tradition....................      134,726    $ 33.914567   $  4,569,173      1.1%        7.47%      6.08%
  Top Plus.........................      107,791    $ 15.634301   $  1,685,240      0.9%        7.69%      5.94%
  Investar Vision & Top Spectrum...       81,359    $ 13.284382   $  1,080,797      1.4%        7.16%      6.07%
  Top Explorer.....................      188,034    $ 13.407531   $  2,521,067      1.3%        7.26%      6.06%
  Oncore & Firstar Oncore Flex.....      115,317    $ 12.066589   $  1,391,487      1.5%        7.05%      5.95%
  Oncore & Firstar Oncore Value....      304,941    $ 12.405457   $  3,782,932      0.9%        7.69%      6.36%
  Oncore & Firstar Oncore
     Premier.......................    1,312,628    $ 12.122261   $ 15,912,021      1.4%        7.16%      6.52%
  Oncore & Firstar Oncore Xtra.....    1,798,295    $ 12.122261   $ 21,799,403      1.4%        7.16%      6.52%
  Oncore & Firstar Oncore Lite.....      260,014    $ 12.122261   $  3,151,954      1.4%        7.16%      6.52%
                                     ------------                 ------------
                                       4,310,747                  $ 56,180,646
                                     ------------                 ------------
2001
  Top I............................        8,407    $ 34.890873   $    293,341      1.1%        7.23%      6.01%
  Top Tradition....................      118,879    $ 31.556212   $  3,751,372      1.1%        7.23%      6.42%
  Top Plus.........................      129,082    $ 14.518370   $  1,874,054      0.9%        7.45%      6.52%
  Investar Vision & Top Spectrum...       69,466    $ 12.397321   $    861,188      1.4%        6.92%      6.11%
  Top Explorer.....................      163,050    $ 12.499894   $  2,038,111      1.3%        7.02%      6.09%
  Oncore & Firstar Oncore Flex.....      116,131    $ 11.271953   $  1,309,027      1.5%        6.81%      6.24%
  Oncore & Firstar Oncore Value....      147,427    $ 11.519987   $  1,698,353      0.9%        7.45%      6.70%
  Oncore & Firstar Oncore
     Premier.......................      786,392    $ 11.312805   $  8,896,299      1.4%        6.92%      6.97%
  Oncore & Firstar Oncore Xtra.....      897,927    $ 11.312805   $ 10,158,075      1.4%        6.92%      6.97%
  Oncore & Firstar Oncore Lite.....       46,771    $ 11.312805   $    529,115      1.4%        4.58%      6.97%      4/17/01
                                     ------------                 ------------
                                       2,483,532                  $ 31,408,935
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
OMNI SUBACCOUNT
2005
  Top I.....................................       25,224    $ 35.432087   $    893,733      1.1%        8.30%      1.19%
  Top Tradition.............................      372,611    $ 35.351060   $ 13,172,181      1.1%        8.30%      1.20%
  Top Plus..................................      136,855    $ 14.952467   $  2,046,327      0.9%        8.51%      1.21%
  Investar Vision & Top Spectrum............       62,008    $ 10.228225   $    634,229      1.4%        7.98%      1.06%
  Top Explorer..............................      217,854    $ 10.414309   $  2,268,794      1.3%        8.08%      1.18%
  Oncore & Firstar Oncore Flex..............        7,131    $  7.956659   $     56,737      1.5%        7.87%      1.29%
  Oncore & Firstar Oncore Value.............      236,240    $  8.327064   $  1,967,184      0.9%        8.51%      1.35%
  Oncore & Firstar Oncore Premier...........      524,881    $  8.017060   $  4,207,999      1.4%        7.98%      1.27%
  Oncore & Firstar Oncore Xtra..............      448,568    $  8.017060   $  3,596,195      1.4%        7.98%      1.27%
  Oncore & Firstar Oncore Lite..............      322,242    $  8.017060   $  2,583,452      1.4%        7.98%      1.27%
                                              ------------                 ------------
                                                2,353,614                  $ 31,426,831
                                              ------------                 ------------
2004
  Top I.....................................       31,922    $ 32.717333   $  1,044,410      1.1%        5.95%      1.31%
  Top Tradition.............................      444,510    $ 32.642511   $ 14,509,935      1.1%        5.95%      1.32%
  Top Plus..................................      170,747    $ 13.779581   $  2,352,818      0.9%        6.16%      1.22%
  Investar Vision & Top Spectrum............       89,833    $  9.472492   $    850,938      1.4%        5.63%      1.22%
  Top Explorer..............................      260,177    $  9.635338   $  2,506,894      1.3%        5.74%      1.28%
  Oncore & Firstar Oncore Flex..............        7,425    $  7.376007   $     54,770      1.5%        5.53%      1.48%
  Oncore & Firstar Oncore Value.............      249,892    $  7.673885   $  1,917,644      0.9%        6.16%      2.62%
  Oncore & Firstar Oncore Premier...........      572,873    $  7.424696   $  4,253,407      1.4%        5.63%      2.70%
  Oncore & Firstar Oncore Xtra..............      509,906    $  7.424696   $  3,785,896      1.4%        5.63%      2.70%
  Oncore & Firstar Oncore Lite..............      370,533    $  7.424696   $  2,751,094      1.4%        5.63%      2.70%
                                              ------------                 ------------
                                                2,707,818                  $ 34,027,806
                                              ------------                 ------------
2003
  Top I.....................................       35,929    $ 30.880633   $  1,109,522      1.1%       24.83%      1.75%
  Top Tradition.............................      517,789    $ 30.810015   $ 15,953,075      1.1%       24.83%      1.76%
  Top Plus..................................      222,441    $ 12.980233   $  2,887,331      0.9%       25.07%      1.76%
  Investar Vision & Top Spectrum............      114,672    $  8.967345   $  1,028,305      1.4%       24.46%      1.77%
  Top Explorer..............................      314,477    $  9.112481   $  2,865,666      1.3%       24.58%      1.77%
  Oncore & Firstar Oncore Flex..............        6,976    $  6.989558   $     48,762      1.5%       24.33%      1.76%
  Oncore & Firstar Oncore Value.............       91,379    $  7.228729   $    660,552      0.9%       25.07%      1.81%
  Oncore & Firstar Oncore Premier...........      327,302    $  7.028751   $  2,300,520      1.4%       24.46%      1.81%
  Oncore & Firstar Oncore Xtra..............      202,611    $  7.028751   $  1,424,102      1.4%       24.46%      1.81%
  Oncore & Firstar Oncore Lite..............        4,823    $  7.028751   $     33,902      1.4%       24.46%      1.81%
                                              ------------                 ------------
                                                1,838,399                  $ 28,311,737
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
OMNI SUBACCOUNT (CONTINUED)
2002
  Top I............................       44,935    $ 24.739011   $  1,111,651      1.1%      -23.62%      1.88%
  Top Tradition....................      594,964    $ 24.682445   $ 14,685,169      1.1%      -23.62%      1.87%
  Top Plus.........................      270,802    $ 10.378160   $  2,810,424      0.9%      -23.46%      1.83%
  Investar Vision & Top Spectrum...      121,552    $  7.205209   $    875,810      1.4%      -23.84%      1.81%
  Top Explorer.....................      353,453    $  7.314604   $  2,585,367      1.3%      -23.77%      1.85%
  Oncore & Firstar Oncore Flex.....        7,412    $  5.621597   $     41,666      1.5%      -23.92%      1.85%
  Oncore & Firstar Oncore Value....       74,721    $  5.779630   $    431,862      0.9%      -23.46%      1.87%
  Oncore & Firstar Oncore
     Premier.......................      260,319    $  5.647558   $  1,470,161      1.4%      -23.84%      1.94%
  Oncore & Firstar Oncore Xtra.....      196,176    $  5.647558   $  1,107,916      1.4%      -23.84%      1.94%
  Oncore & Firstar Oncore Lite.....        4,063    $  5.647558   $     22,948      1.4%      -23.84%      1.94%
                                     ------------                 ------------
                                       1,928,397                  $ 25,142,974
                                     ------------                 ------------
2001
  Top I............................       55,327    $ 32.387407   $  1,791,903      1.1%      -14.02%      1.80%
  Top Tradition....................      716,682    $ 32.313336   $ 23,158,398      1.1%      -14.02%      1.81%
  Top Plus.........................      379,923    $ 13.559807   $  5,151,686      0.9%      -13.84%      1.79%
  Investar Vision & Top Spectrum...      179,388    $  9.460866   $  1,697,165      1.4%      -14.27%      1.81%
  Top Explorer.....................      476,238    $  9.595001   $  4,569,510      1.3%      -14.19%      1.83%
  Oncore & Firstar Oncore Flex.....        8,533    $  7.388778   $     63,048      1.5%      -14.36%      2.17%
  Oncore & Firstar Oncore Value....       91,519    $  7.551492   $    691,101      0.9%      -13.84%      1.92%
  Oncore & Firstar Oncore
     Premier.......................      253,526    $  7.415572   $  1,880,037      1.4%      -14.27%      1.92%
  Oncore & Firstar Oncore Xtra.....      202,433    $  7.415572   $  1,501,155      1.4%      -14.27%      1.92%
  Oncore & Firstar Oncore Lite.....        2,754    $  7.415572   $     20,422      1.4%       -3.69%      1.92%      4/17/01
                                     ------------                 ------------
                                       2,366,323                  $ 40,524,425
                                     ------------                 ------------
INTERNATIONAL SUBACCOUNT
2005
  Top I............................       21,559    $ 19.091962   $    411,606      1.1%        8.21%      0.04%
  Top Tradition....................      616,609    $ 19.091962   $ 11,772,272      1.1%        8.21%      0.04%
  Top Plus.........................      129,409    $ 17.076646   $  2,209,867      0.9%        8.42%      0.04%
  Investar Vision & Top Spectrum...       37,720    $ 11.214716   $    423,014      1.4%        7.89%      0.04%
  Top Explorer.....................      195,976    $ 11.028787   $  2,161,373      1.3%        8.00%      0.05%
  Oncore & Firstar Oncore Flex.....       36,228    $ 10.044769   $    363,900      1.5%        7.79%      0.05%
  Oncore & Firstar Oncore Value....    2,725,079    $ 10.512396   $ 28,647,114      0.9%        8.42%      0.07%
  Oncore & Firstar Oncore
     Premier.......................    3,962,206    $ 10.121037   $ 40,101,633      1.4%        7.89%      0.06%
  Oncore & Firstar Oncore Xtra.....    3,183,325    $ 10.121037   $ 32,218,553      1.4%        7.89%      0.06%
  Oncore & Firstar Oncore Lite.....    5,032,602    $ 10.121037   $ 50,935,156      1.4%        7.89%      0.06%
                                     ------------                 ------------
                                      15,940,713                  $169,244,488
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
INTERNATIONAL SUBACCOUNT (CONTINUED)
2004
  Top I.....................................       30,030    $ 17.643397   $    529,833      1.1%       11.74%      0.00%
  Top Tradition.............................      706,998    $ 17.643397   $ 12,473,845      1.1%       11.74%      0.00%
  Top Plus..................................      167,103    $ 15.749854   $  2,631,855      0.9%       11.96%      0.00%
  Investar Vision & Top Spectrum............       44,121    $ 10.394495   $    458,611      1.4%       11.41%      0.00%
  Top Explorer..............................      183,083    $ 10.212099   $  1,869,657      1.3%       11.52%      0.00%
  Oncore & Firstar Oncore Flex..............       29,221    $  9.319260   $    272,319      1.5%       11.30%      0.00%
  Oncore & Firstar Oncore Value.............    1,017,534    $  9.695624   $  9,865,629      0.9%       11.96%      0.00%
  Oncore & Firstar Oncore Premier...........    1,960,786    $  9.380801   $ 18,393,746      1.4%       11.41%      0.00%
  Oncore & Firstar Oncore Xtra..............    1,843,156    $  9.380801   $ 17,290,282      1.4%       11.41%      0.00%
  Oncore & Firstar Oncore Lite..............    1,858,646    $  9.380801   $ 17,435,587      1.4%       11.41%      0.00%
                                              ------------                 ------------
                                                7,840,678                  $ 81,221,364
                                              ------------                 ------------
2003
  Top I.....................................       33,316    $ 15.789447   $    526,034      1.1%       31.15%      0.47%
  Top Tradition.............................      823,762    $ 15.789447   $ 13,006,739      1.1%       31.15%      0.46%
  Top Plus..................................      208,100    $ 14.066942   $  2,927,330      0.9%       31.41%      0.46%
  Investar Vision & Top Spectrum............       50,496    $  9.329934   $    471,123      1.4%       30.76%      0.47%
  Top Explorer..............................      179,729    $  9.157148   $  1,645,807      1.3%       30.89%      0.47%
  Oncore & Firstar Oncore Flex..............       12,078    $  8.373086   $    101,127      1.5%       30.64%      1.62%
  Oncore & Firstar Oncore Value.............      322,930    $  8.659624   $  2,796,456      0.9%       31.41%      0.41%
  Oncore & Firstar Oncore Premier...........      468,878    $  8.420052   $  3,947,979      1.4%       30.76%      0.47%
  Oncore & Firstar Oncore Xtra..............      496,700    $  8.420052   $  4,182,239      1.4%       30.76%      0.47%
  Oncore & Firstar Oncore Lite..............      232,432    $  8.420052   $  1,957,092      1.4%       30.76%      0.47%
                                              ------------                 ------------
                                                2,828,421                  $ 31,561,926
                                              ------------                 ------------
2002
  Top I.....................................       37,403    $ 12.039008   $    450,297      1.1%      -21.51%      0.26%
  Top Tradition.............................      933,614    $ 12.039008   $ 11,239,782      1.1%      -21.51%      0.26%
  Top Plus..................................      257,163    $ 10.704470   $  2,752,790      0.9%      -21.36%      0.25%
  Investar Vision & Top Spectrum............       50,787    $  7.134928   $    362,364      1.4%      -21.75%      0.26%
  Top Explorer..............................      201,956    $  6.995874   $  1,412,860      1.3%      -21.67%      0.26%
  Oncore & Firstar Oncore Flex..............       14,067    $  6.409494   $     90,162      1.5%      -21.82%      0.03%
  Oncore & Firstar Oncore Value.............       84,460    $  6.589677   $    556,566      0.9%      -21.36%      0.27%
  Oncore & Firstar Oncore Premier...........      178,571    $  6.439106   $  1,149,846      1.4%      -21.75%      0.20%
  Oncore & Firstar Oncore Xtra..............      153,208    $  6.439106   $    986,519      1.4%      -21.75%      0.20%
  Oncore & Firstar Oncore Lite..............       17,662    $  6.439106   $    113,724      1.4%      -21.75%      0.20%
                                              ------------                 ------------
                                                1,928,891                  $ 19,114,910
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
INTERNATIONAL SUBACCOUNT (CONTINUED)
2001
  Top I............................       41,535    $ 15.338791   $    637,098      1.1%      -30.33%      0.00%
  Top Tradition....................    1,077,389    $ 15.338791   $ 16,525,840      1.1%      -30.33%      0.00%
  Top Plus.........................      336,597    $ 13.611451   $  4,581,579      0.9%      -30.19%      0.00%
  Investar Vision & Top Spectrum...       65,664    $  9.117591   $    598,699      1.4%      -30.54%      0.00%
  Top Explorer.....................      246,419    $  8.931051   $  2,200,779      1.3%      -30.47%      0.00%
  Oncore & Firstar Oncore Flex.....      423,863    $  8.198667   $  3,475,109      1.5%      -30.61%      0.00%
  Oncore & Firstar Oncore Value....       71,854    $  8.379223   $    602,082      0.9%      -30.19%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      140,861    $  8.228415   $  1,159,061      1.4%      -30.54%      0.00%
  Oncore & Firstar Oncore Xtra.....      538,177    $  8.228415   $  4,428,347      1.4%      -30.54%      0.00%
  Oncore Lite......................        5,154    $  8.228415   $     42,406      1.4%      -17.65%      0.00%      4/17/01
                                     ------------                 ------------
                                       2,947,513                  $ 34,251,000
                                     ------------                 ------------
CAPITAL APPRECIATION SUBACCOUNT
2005
  Top I............................        6,683    $ 27.490513   $    183,719      1.1%        4.12%      0.56%
  Top Tradition....................      297,867    $ 27.490513   $  8,188,506      1.1%        4.12%      0.50%
  Top Plus.........................      137,079    $ 31.137683   $  4,268,319      0.9%        4.33%      0.48%
  Investar Vision & Top Spectrum...       47,804    $ 20.572205   $    983,434      1.4%        3.82%      0.46%
  Top Explorer.....................      201,904    $ 20.802256   $  4,200,060      1.3%        3.92%      0.49%
  Oncore & Firstar Oncore Flex.....       38,144    $ 16.917170   $    645,294      1.5%        3.72%      0.42%
  Oncore & Firstar Oncore Value....      953,450    $ 17.704447   $ 16,880,302      0.9%        4.33%      0.80%
  Oncore & Firstar Oncore
     Premier.......................    1,804,587    $ 17.045507   $ 30,760,094      1.4%        3.82%      0.69%
  Oncore & Firstar Oncore Xtra.....    1,576,423    $ 17.045507   $ 26,870,932      1.4%        3.82%      0.69%
  Oncore & Firstar Oncore Lite.....    1,550,322    $ 17.045507   $ 26,426,038      1.4%        3.82%      0.69%
                                     ------------                 ------------
                                       6,614,263                  $119,406,698
                                     ------------                 ------------
2004
  Top I............................        9,412    $ 26.401629   $    248,485      1.1%       11.27%      0.37%
  Top Tradition....................      352,542    $ 26.401629   $  9,307,696      1.1%       11.27%      0.36%
  Top Plus.........................      178,030    $ 29.845326   $  5,313,371      0.9%       11.49%      0.36%
  Investar Vision & Top Spectrum...       65,541    $ 19.815804   $  1,298,741      1.4%       10.94%      0.34%
  Top Explorer.....................      245,754    $ 20.017664   $  4,919,414      1.3%       11.05%      0.38%
  Oncore & Firstar Oncore Flex.....       61,316    $ 16.311173   $  1,000,134      1.5%       10.83%      0.35%
  Oncore & Firstar Oncore Value....      390,386    $ 16.969627   $  6,624,712      0.9%       11.49%      0.50%
  Oncore & Firstar Oncore
     Premier.......................    1,135,299    $ 16.418770   $ 18,640,209      1.4%       10.94%      0.48%
  Oncore & Firstar Oncore Xtra.....    1,102,890    $ 16.418770   $ 18,108,091      1.4%       10.94%      0.48%
  Oncore & Firstar Oncore Lite.....      494,374    $ 16.418770   $  8,117,015      1.4%       10.94%      0.48%
                                     ------------                 ------------
                                       4,035,544                  $ 73,577,868
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
CAPITAL APPRECIATION SUBACCOUNT (CONTINUED)
2003
  Top I............................       10,658    $ 23.726799   $    252,889      1.1%       30.10%      0.25%
  Top Tradition....................      418,784    $ 23.726799   $  9,936,415      1.1%       30.10%      0.26%
  Top Plus.........................      202,810    $ 26.768431   $  5,428,904      0.9%       30.35%      0.25%
  Investar Vision & Top Spectrum...       81,920    $ 17.861213   $  1,463,185      1.4%       29.71%      0.25%
  Top Explorer.....................      258,031    $ 18.025307   $  4,651,085      1.3%       29.84%      0.25%
  Oncore & Firstar Oncore Flex.....       73,347    $ 14.716804   $  1,079,431      1.5%       29.58%      0.25%
  Oncore & Firstar Oncore Value....      271,812    $ 15.220145   $  4,137,025      0.9%       30.35%      0.26%
  Oncore & Firstar Oncore
     Premier.......................      944,419    $ 14.799258   $ 13,976,687      1.4%       29.71%      0.26%
  Oncore & Firstar Oncore Xtra.....      872,974    $ 14.799258   $ 12,919,371      1.4%       29.71%      0.26%
  Oncore & Firstar Oncore Lite.....      198,357    $ 14.799258   $  2,935,537      1.4%       29.71%      0.26%
                                     ------------                 ------------
                                       3,333,112                  $ 56,780,529
                                     ------------                 ------------
2002
  Top I............................       14,507    $ 18.237893   $    264,570      1.1%      -21.02%      0.19%
  Top Tradition....................      468,721    $ 18.237893   $  8,548,492      1.1%      -21.02%      0.21%
  Top Plus.........................      231,188    $ 20.535249   $  4,747,498      0.9%      -20.86%      0.21%
  Investar Vision & Top Spectrum...       92,584    $ 13.769972   $  1,274,873      1.4%      -21.25%      0.21%
  Top Explorer.....................      292,382    $ 13.882772   $  4,059,076      1.3%      -21.18%      0.21%
  Oncore & Firstar Oncore Flex.....      101,635    $ 11.356986   $  1,154,270      1.5%      -21.33%      0.20%
  Oncore & Firstar Oncore Value....      287,639    $ 11.676046   $  3,358,483      0.9%      -20.86%      0.21%
  Oncore & Firstar Oncore
     Premier.......................      951,564    $ 11.409383   $ 10,856,753      1.4%      -21.25%      0.21%
  Oncore & Firstar Oncore Xtra.....      853,498    $ 11.409383   $  9,737,887      1.4%      -21.25%      0.21%
  Oncore & Firstar Oncore Lite.....      138,520    $ 11.409383   $  1,580,431      1.4%      -21.25%      0.21%
                                     ------------                 ------------
                                       3,432,238                  $ 45,582,333
                                     ------------                 ------------
2001
  Top I............................       15,753    $ 23.091636   $    363,754      1.1%        8.50%      0.50%
  Top Tradition....................      506,990    $ 23.091636   $ 11,707,217      1.1%        8.50%      0.50%
  Top Plus.........................      269,879    $ 25.948909   $  7,003,065      0.9%        8.72%      0.49%
  Investar Vision & Top Spectrum...      123,301    $ 17.486540   $  2,156,108      1.4%        8.18%      0.49%
  Top Explorer.....................      330,320    $ 17.612333   $  5,817,699      1.3%        8.29%      0.49%
  Oncore & Firstar Oncore Flex.....       85,646    $ 14.436518   $  1,236,433      1.5%        8.07%      0.51%
  Oncore & Firstar Oncore Value....      247,596    $ 14.754171   $  3,653,074      0.9%        8.72%      0.50%
  Oncore & Firstar Oncore
     Premier.......................      734,536    $ 14.488811   $ 10,642,579      1.4%        8.18%      0.51%
  Oncore & Firstar Oncore Xtra.....      572,224    $ 14.488811   $  8,290,839      1.4%        8.18%      0.51%
  Oncore & Firstar Oncore Lite.....       35,450    $ 14.488811   $    513,622      1.4%        6.43%      0.51%      4/17/01
                                     ------------                 ------------
                                       2,921,695                  $ 51,384,390
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
DISCOVERY SUBACCOUNT
2005
  Top I.....................................        9,070    $ 23.732936   $    215,260      1.1%       -1.08%      0.00%
  Top Tradition.............................      350,949    $ 23.732936   $  8,329,061      1.1%       -1.08%      0.00%
  Top Plus..................................      109,228    $ 31.524814   $  3,443,399      0.9%       -0.89%      0.00%
  Investar Vision & Top Spectrum............       42,489    $ 16.506873   $    701,364      1.4%       -1.38%      0.00%
  Top Explorer..............................      218,018    $ 19.502215   $  4,251,840      1.3%       -1.28%      0.00%
  Oncore & Firstar Oncore Flex..............       18,765    $  7.244308   $    135,937      1.5%       -1.47%      0.00%
  Oncore & Firstar Oncore Value.............      242,251    $  7.506592   $  1,818,483      0.9%       -0.89%      0.00%
  Oncore & Firstar Oncore Premier...........      631,803    $  7.287265   $  4,604,114      1.4%       -1.38%      0.00%
  Oncore & Firstar Oncore Xtra..............      614,444    $  7.287265   $  4,477,618      1.4%       -1.38%      0.00%
  Oncore & Firstar Oncore Lite..............      102,941    $  7.287265   $    750,147      1.4%       -1.38%      0.00%
                                              ------------                 ------------
                                                2,339,958                  $ 28,727,223
                                              ------------                 ------------
2004
  Top I.....................................       16,110    $ 23.993241   $    386,521      1.1%        9.72%      0.00%
  Top Tradition.............................      442,116    $ 23.993241   $ 10,607,791      1.1%        9.72%      0.00%
  Top Plus..................................      162,308    $ 31.807684   $  5,162,655      0.9%        9.94%      0.00%
  Investar Vision & Top Spectrum............       59,278    $ 16.737295   $    992,158      1.4%        9.40%      0.00%
  Top Explorer..............................      272,018    $ 19.754975   $  5,373,713      1.3%        9.50%      0.00%
  Oncore & Firstar Oncore Flex..............       23,795    $  7.352652   $    174,955      1.5%        9.29%      0.00%
  Oncore & Firstar Oncore Value.............      343,161    $  7.573944   $  2,599,079      0.9%        9.94%      0.00%
  Oncore & Firstar Oncore Premier...........      717,035    $  7.388987   $  5,298,160      1.4%        9.40%      0.00%
  Oncore & Firstar Oncore Xtra..............      698,642    $  7.388987   $  5,162,258      1.4%        9.40%      0.00%
  Oncore & Firstar Oncore Lite..............       68,265    $  7.388987   $    504,413      1.4%        9.40%      0.00%
                                              ------------                 ------------
                                                2,802,728                  $ 36,261,703
                                              ------------                 ------------
2003
  Top I.....................................       21,084    $ 21.867330   $    461,057      1.1%       36.17%      0.00%
  Top Tradition.............................      541,497    $ 21.867330   $ 11,841,091      1.1%       36.17%      0.00%
  Top Plus..................................      203,338    $ 28.931906   $  5,882,957      0.9%       36.44%      0.00%
  Investar Vision & Top Spectrum............       79,920    $ 15.299718   $  1,222,760      1.4%       35.77%      0.00%
  Top Explorer..............................      316,662    $ 18.040312   $  5,712,681      1.3%       35.90%      0.00%
  Oncore & Firstar Oncore Flex..............       26,637    $  6.727774   $    179,208      1.5%       35.63%      0.00%
  Oncore & Firstar Oncore Value.............      360,171    $  6.889175   $  2,481,282      0.9%       36.44%      0.00%
  Oncore & Firstar Oncore Premier...........      769,694    $  6.754339   $  5,198,768      1.4%       35.77%      0.00%
  Oncore & Firstar Oncore Xtra..............      726,422    $  6.754339   $  4,906,500      1.4%       35.77%      0.00%
  Oncore & Firstar Oncore Lite..............       62,086    $  6.754339   $    419,349      1.4%       35.77%      0.00%
                                              ------------                 ------------
                                                3,107,511                  $ 38,305,653
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
DISCOVERY SUBACCOUNT (CONTINUED)
2002
  Top I............................       27,567    $ 16.058949   $    442,690      1.1%      -33.47%      0.00%
  Top Tradition....................      605,966    $ 16.058949   $  9,731,180      1.1%      -33.47%      0.00%
  Top Plus.........................      229,639    $ 21.205098   $  4,869,517      0.9%      -33.34%      0.00%
  Investar Vision & Top Spectrum...       94,937    $ 11.269135   $  1,069,853      1.4%      -33.67%      0.00%
  Top Explorer.....................      367,097    $ 13.274634   $  4,873,082      1.3%      -33.60%      0.00%
  Oncore & Firstar Oncore Flex.....       48,398    $  4.960280   $    240,066      1.5%      -33.73%      0.00%
  Oncore & Firstar Oncore Value....      274,120    $  5.049289   $  1,384,110      0.9%      -33.34%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      793,400    $  4.974966   $  3,947,141      1.4%      -33.67%      0.00%
  Oncore & Firstar Oncore Xtra.....      753,989    $  4.974966   $  3,751,071      1.4%      -33.67%      0.00%
  Oncore & Firstar Oncore Lite.....       61,177    $  4.974966   $    304,354      1.4%      -33.67%      0.00%
                                     ------------                 ------------
                                       3,256,290                  $ 30,613,064
                                     ------------                 ------------
2001
  Top I............................       29,355    $ 24.137799   $    708,571      1.1%      -19.25%      0.00%
  Top Tradition....................      679,746    $ 24.137799   $ 16,407,580      1.1%      -19.25%      0.00%
  Top Plus.........................      271,408    $ 31.809662   $  8,633,382      0.9%      -19.09%      0.00%
  Investar Vision & Top Spectrum...      129,693    $ 16.988803   $  2,203,331      1.4%      -19.49%      0.00%
  Top Explorer.....................      418,403    $ 19.992369   $  8,364,870      1.3%      -19.41%      0.00%
  Oncore & Firstar Oncore Flex.....       47,002    $  7.485265   $    351,822      1.5%      -19.57%      0.00%
  Oncore & Firstar Oncore Value....      212,203    $  7.574405   $  1,607,310      0.9%      -19.09%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      768,394    $  7.500015   $  5,762,966      1.4%      -19.49%      0.00%
  Oncore & Firstar Oncore Xtra.....      733,425    $  7.500015   $  5,500,695      1.4%      -19.49%      0.00%
  Oncore & Firstar Oncore Lite.....       24,306    $  7.500015   $    182,298      1.4%        1.79%      0.00%      4/17/01
                                     ------------                 ------------
                                       3,313,935                  $ 49,722,825
                                     ------------                 ------------
INTERNATIONAL SMALL CO. SUBACCOUNT
2005
  Top I............................        6,104    $ 24.667115   $    150,563      1.1%       27.60%      0.54%
  Top Tradition....................      116,404    $ 24.667115   $  2,871,350      1.1%       27.60%      0.50%
  Top Plus.........................       42,137    $ 26.876546   $  1,132,488      0.9%       27.85%      0.49%
  Investar Vision & Top Spectrum...       22,876    $ 21.441408   $    490,500      1.4%       27.22%      0.49%
  Top Explorer.....................       88,292    $ 21.058920   $  1,859,339      1.3%       27.35%      0.50%
  Oncore & Firstar Oncore Flex.....       22,385    $ 13.878402   $    310,673      1.5%       27.10%      0.76%
  Oncore & Firstar Oncore Value....      265,950    $ 14.409653   $  3,832,254      0.9%       27.85%      0.76%
  Oncore & Firstar Oncore
     Premier.......................      352,430    $ 13.965342   $  4,921,808      1.4%       27.22%      0.67%
  Oncore & Firstar Oncore Xtra.....      381,912    $ 13.965342   $  5,333,534      1.4%       27.22%      0.67%
  Oncore & Firstar Oncore Lite.....      263,401    $ 13.965342   $  3,678,476      1.4%       27.22%      0.67%
                                     ------------                 ------------
                                       1,561,891                  $ 24,580,985
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
INTERNATIONAL SMALL CO. SUBACCOUNT (CONTINUED)
2004
  Top I.....................................        2,137    $ 19.332118   $     41,306      1.1%       19.55%      0.67%
  Top Tradition.............................      116,939    $ 19.332118   $  2,260,673      1.1%       19.55%      0.99%
  Top Plus..................................       45,038    $ 21.022163   $    946,800      0.9%       19.79%      0.97%
  Investar Vision & Top Spectrum............       23,943    $ 16.853745   $    403,522      1.4%       19.20%      1.05%
  Top Explorer..............................       82,828    $ 16.536802   $  1,369,708      1.3%       19.32%      1.02%
  Oncore & Firstar Oncore Flex..............       14,030    $ 10.919657   $    153,198      1.5%       19.08%      1.01%
  Oncore & Firstar Oncore Value.............       91,275    $ 11.270879   $  1,028,751      0.9%       19.79%      1.27%
  Oncore & Firstar Oncore Premier...........      263,335    $ 10.977275   $  2,890,720      1.4%       19.20%      1.21%
  Oncore & Firstar Oncore Xtra..............      236,490    $ 10.977275   $  2,596,013      1.4%       19.20%      1.21%
  Oncore & Firstar Oncore Lite..............       52,162    $ 10.977275   $    572,591      1.4%       19.20%      1.21%
                                              ------------                 ------------
                                                  928,177                  $ 12,263,282
                                              ------------                 ------------
2003
  Top I.....................................        4,373    $ 16.170236   $     70,710      1.1%       52.24%      0.17%
  Top Tradition.............................      131,050    $ 16.170236   $  2,119,102      1.1%       52.24%      0.22%
  Top Plus..................................       57,050    $ 17.549014   $  1,001,163      0.9%       52.54%      0.22%
  Investar Vision & Top Spectrum............       25,391    $ 14.139164   $    359,011      1.4%       51.79%      0.23%
  Top Explorer..............................       92,568    $ 13.859543   $  1,282,954      1.3%       51.94%      0.22%
  Oncore Flex...............................       12,896    $  9.169918   $    118,253      1.5%       51.64%      0.20%
  Oncore & Firstar Oncore Value.............       62,867    $  9.408776   $    591,500      0.9%       52.54%      0.22%
  Oncore & Firstar Oncore Premier...........      224,145    $  9.209200   $  2,064,211      1.4%       51.79%      0.21%
  Oncore & Firstar Oncore Xtra..............      173,575    $  9.209200   $  1,598,485      1.4%       51.79%      0.21%
  Oncore & Firstar Oncore Lite..............       23,495    $  9.209200   $    216,369      1.4%       51.79%      0.21%
                                              ------------                 ------------
                                                  807,410                  $  9,421,757
                                              ------------                 ------------
2002
  Top I.....................................        2,198    $ 10.621378   $     23,343      1.1%      -15.93%      0.00%
  Top Tradition.............................      134,150    $ 10.621378   $  1,424,853      1.1%      -15.93%      0.00%
  Top Plus..................................       74,427    $ 11.504273   $    856,230      0.9%      -15.77%      0.00%
  Investar Vision & Top Spectrum............       24,648    $  9.314799   $    229,595      1.4%      -16.18%      0.00%
  Top Explorer..............................       97,436    $  9.121594   $    888,775      1.3%      -16.10%      0.00%
  Oncore Flex...............................       12,122    $  6.047041   $     73,303      1.5%      -16.27%      0.00%
  Oncore & Firstar Oncore Value.............       52,385    $  6.167936   $    323,105      0.9%      -15.77%      0.00%
  Oncore & Firstar Oncore Premier...........      198,627    $  6.066974   $  1,205,063      1.4%      -16.18%      0.00%
  Oncore & Firstar Oncore Xtra..............      135,773    $  6.066974   $    823,732      1.4%      -16.18%      0.00%
  Oncore Lite...............................        5,370    $  6.066974   $     32,582      1.4%      -16.18%      0.00%
                                              ------------                 ------------
                                                  737,136                  $  5,880,581
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
INTERNATIONAL SMALL CO. SUBACCOUNT (CONTINUED)
2001
  Top I............................        1,074    $ 12.634695   $     13,575      1.1%      -30.05%      0.00%
  Top Tradition....................      148,637    $ 12.634695   $  1,877,988      1.1%      -30.05%      0.00%
  Top Plus.........................       95,273    $ 13.657853   $  1,301,228      0.9%      -29.91%      0.00%
  Investar Vision & Top Spectrum...       28,137    $ 11.113392   $    312,702      1.4%      -30.26%      0.00%
  Top Explorer.....................      110,579    $ 10.872126   $  1,202,225      1.3%      -30.19%      0.00%
  Oncore & Firstar Oncore Flex.....       24,799    $  7.221789   $    179,092      1.5%      -30.33%      0.00%
  Oncore & Firstar Oncore Value....       55,262    $  7.322572   $    404,657      0.9%      -29.91%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      218,498    $  7.238439   $  1,581,584      1.4%      -30.26%      0.00%
  Oncore & Firstar Oncore Xtra.....       96,639    $  7.238439   $    699,512      1.4%      -30.26%      0.00%
  Oncore Lite......................          462    $  7.238439   $      3,344      1.4%      -16.18%      0.00%      4/17/01
                                     ------------                 ------------
                                         779,360                  $  7,575,907
                                     ------------                 ------------
AGGRESSIVE GROWTH SUBACCOUNT
2005
  Top Tradition....................      162,770    $  7.052988   $  1,148,017      1.1%       12.05%      0.02%
  Top Plus.........................       25,046    $  8.640452   $    216,407      0.9%       12.27%      0.02%
  Investar Vision & Top Spectrum...       19,393    $  6.594137   $    127,879      1.4%       11.72%      0.02%
  Top Explorer.....................       52,726    $  7.387077   $    389,493      1.3%       11.83%      0.02%
  Oncore Flex......................       25,766    $  5.604112   $    144,397      1.5%       11.61%      0.02%
  Oncore Value.....................       25,661    $  5.807078   $    149,018      0.9%       12.27%      0.02%
  Oncore & Firstar Oncore
     Premier.......................      139,309    $  5.637364   $    785,335      1.4%       11.72%      0.02%
  Oncore & Firstar Oncore Xtra.....      168,971    $  5.637364   $    952,548      1.4%       11.72%      0.02%
  Oncore & Firstar Oncore Lite.....       19,683    $  5.637364   $    110,961      1.4%       11.72%      0.02%
                                     ------------                 ------------
                                         639,325                  $  4,024,055
                                     ------------                 ------------
2004
  Top I............................          422    $  6.294415   $      2,657      1.1%        7.77%      0.00%
  Top Tradition....................      192,494    $  6.294415   $  1,211,636      1.1%        7.77%      0.00%
  Top Plus.........................       33,943    $  7.695920   $    261,224      0.9%        7.98%      0.00%
  Investar Vision & Top Spectrum...       25,931    $  5.902318   $    153,054      1.4%        7.45%      0.00%
  Top Explorer.....................       64,534    $  6.605557   $    426,282      1.3%        7.56%      0.00%
  Oncore Flex......................       25,098    $  5.021097   $    126,020      1.5%        7.34%      0.00%
  Oncore & Firstar Oncore Value....       32,977    $  5.172269   $    170,565      0.9%        7.98%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      148,721    $  5.045926   $    750,436      1.4%        7.45%      0.00%
  Oncore & Firstar Oncore Xtra.....      214,747    $  5.045926   $  1,083,599      1.4%        7.45%      0.00%
  Oncore & Firstar Oncore Lite.....        8,056    $  5.045926   $     40,648      1.4%        7.45%      0.00%
                                     ------------                 ------------
                                         746,923                  $  4,226,121
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
AGGRESSIVE GROWTH SUBACCOUNT (CONTINUED)
2003
  Top I............................          422    $  5.840646   $      2,466      1.1%       30.06%      0.00%
  Top Tradition....................      212,331    $  5.840646   $  1,240,151      1.1%       30.06%      0.00%
  Top Plus.........................       46,881    $  7.126951   $    334,120      0.9%       30.32%      0.00%
  Investar Vision & Top Spectrum...       32,512    $  5.493122   $    178,594      1.4%       29.68%      0.00%
  Top Explorer.....................       78,758    $  6.141509   $    483,694      1.3%       29.80%      0.00%
  Oncore Flex......................       24,163    $  4.677618   $    113,024      1.5%       29.55%      0.00%
  Oncore & Firstar Oncore Value....       68,946    $  4.789877   $    330,244      0.9%       30.32%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      197,271    $  4.696098   $    926,400      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Xtra.....      239,688    $  4.696098   $  1,125,598      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Lite.....        7,553    $  4.696098   $     35,468      1.4%       29.68%      0.00%
                                     ------------                 ------------
                                         908,525                  $  4,769,759
                                     ------------                 ------------
2002
  Top I............................          422    $  4.490665   $      1,897      1.1%      -28.70%      0.00%
  Top Tradition....................      214,617    $  4.490665   $    963,775      1.1%      -28.70%      0.00%
  Top Plus.........................       69,054    $  5.468849   $    377,648      0.9%      -28.56%      0.00%
  Investar Vision & Top Spectrum...       45,864    $  4.236001   $    194,281      1.4%      -28.91%      0.00%
  Top Explorer.....................       96,543    $  4.731338   $    456,778      1.3%      -28.84%      0.00%
  Oncore Flex......................       32,552    $  3.610684   $    117,536      1.5%      -28.98%      0.00%
  Oncore & Firstar Oncore Value....       76,997    $  3.675501   $    283,001      0.9%      -28.56%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      210,910    $  3.621377   $    763,783      1.4%      -28.91%      0.00%
  Oncore & Firstar Oncore Xtra.....      279,017    $  3.621377   $  1,010,424      1.4%      -28.91%      0.00%
  Oncore & Firstar Oncore Lite.....        3,972    $  3.621377   $     14,383      1.4%      -28.91%      0.00%
                                     ------------                 ------------
                                       1,029,948                  $  4,183,506
                                     ------------                 ------------
2001
  Top I............................          423    $  6.298389   $      2,662      1.1%      -32.56%      1.00%
  Top Tradition....................      220,085    $  6.298389   $  1,386,181      1.1%      -32.56%      1.02%
  Top Plus.........................       80,930    $  7.655137   $    619,527      0.9%      -32.43%      1.00%
  Investar Vision & Top Spectrum...       67,253    $  5.958895   $    400,752      1.4%      -32.76%      0.99%
  Top Explorer.....................      100,958    $  6.649110   $    671,282      1.3%      -32.69%      1.00%
  Oncore Flex......................       57,060    $  5.084258   $    290,109      1.5%      -32.83%      0.77%
  Oncore & Firstar Oncore Value....      140,922    $  5.144865   $    725,023      0.9%      -32.43%      1.14%
  Oncore & Firstar Oncore
     Premier.......................      272,824    $  5.094282   $  1,389,843      1.4%      -32.76%      1.13%
  Oncore & Firstar Oncore Xtra.....      257,022    $  5.094282   $  1,309,344      1.4%      -32.76%      1.13%
  Oncore & Firstar Oncore Lite.....        4,818    $  5.094282   $     24,546      1.4%      -11.64%      1.13%      4/17/01
                                     ------------                 ------------
                                       1,202,295                  $  6,819,269
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
SMALL CAP GROWTH SUBACCOUNT
2005
  Top I.....................................        4,190    $  8.130715   $     34,065      1.1%        5.32%      0.00%
  Top Tradition.............................       97,972    $ 12.042400   $  1,179,817      1.1%        5.32%      0.00%
  Top Plus..................................       48,640    $ 12.258855   $    596,272      0.9%        5.53%      0.00%
  Investar Vision & Top Spectrum............        2,258    $  7.983258   $     18,024      1.4%        5.01%      0.00%
  Top Explorer..............................       64,456    $ 14.038597   $    904,865      1.3%        5.12%      0.00%
  Oncore Flex...............................        4,023    $  5.296644   $     21,310      1.5%        4.91%      0.00%
  Oncore & Firstar Oncore Value.............       79,387    $  5.477934   $    434,875      0.9%        5.53%      0.00%
  Oncore & Firstar Oncore Premier...........      173,681    $  5.326372   $    925,088      1.4%        5.01%      0.00%
  Oncore & Firstar Oncore Xtra..............      194,351    $  5.326372   $  1,035,186      1.4%        5.01%      0.00%
  Oncore Lite...............................      118,685    $  5.326372   $    632,169      1.4%        5.01%      0.00%
                                              ------------                 ------------
                                                  787,643                  $  5,781,671
                                              ------------                 ------------
2004
  Top I.....................................        1,864    $  7.719698   $     14,387      1.1%       10.23%      0.00%
  Top Tradition.............................      122,489    $ 11.433639   $  1,400,500      1.1%       10.23%      0.00%
  Top Plus..................................       55,394    $ 11.616196   $    643,473      0.9%       10.45%      0.00%
  Investar Vision & Top Spectrum............        2,692    $  7.602113   $     20,462      1.4%        9.90%      0.00%
  Top Explorer..............................       84,511    $ 13.355197   $  1,128,655      1.3%       10.01%      0.00%
  Oncore Flex...............................        5,361    $  5.048725   $     27,066      1.5%        9.79%      0.00%
  Oncore & Firstar Oncore Value.............       76,298    $  5.190763   $    396,045      0.9%       10.45%      0.00%
  Oncore & Firstar Oncore Premier...........      158,973    $  5.072075   $    806,324      1.4%        9.90%      0.00%
  Oncore & Firstar Oncore Xtra..............      195,801    $  5.072075   $    993,118      1.4%        9.90%      0.00%
  Oncore Lite...............................       67,691    $  5.072075   $    343,333      1.4%        9.90%      0.00%
                                              ------------                 ------------
                                                  771,074                  $  5,773,363
                                              ------------                 ------------
2003
  Top I.....................................       13,349    $  7.003370   $     93,489      1.1%       43.77%      0.00%
  Top Tradition.............................      151,471    $ 10.372684   $  1,571,165      1.1%       43.77%      0.00%
  Top Plus..................................       76,690    $ 10.517403   $    806,577      0.9%       44.05%      0.00%
  Investar Vision & Top Spectrum............        2,693    $  6.917226   $     18,628      1.4%       43.34%      0.00%
  Top Explorer..............................      100,526    $ 12.139983   $  1,220,389      1.3%       43.48%      0.00%
  Oncore Flex...............................        5,613    $  4.598419   $     25,810      1.5%       43.20%      0.00%
  Oncore & Firstar Oncore Value.............       95,546    $  4.699759   $    449,042      0.9%       44.05%      0.00%
  Oncore & Firstar Oncore Premier...........      186,335    $  4.615120   $    859,956      1.4%       43.34%      0.00%
  Oncore & Firstar Oncore Xtra..............      173,566    $  4.615120   $    801,026      1.4%       43.34%      0.00%
  Oncore Lite...............................       33,717    $  4.615120   $    155,609      1.4%       43.34%      0.00%
                                              ------------                 ------------
                                                  839,506                  $  6,001,691
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
SMALL CAP GROWTH SUBACCOUNT (CONTINUED)
2002
  Top I............................        3,365    $  4.871298   $     16,390      1.1%      -29.90%      0.00%
  Top Tradition....................      174,699    $  7.214868   $  1,260,430      1.1%      -29.90%      0.00%
  Top Plus.........................       84,761    $  7.301096   $    618,849      0.9%      -29.76%      0.00%
  Top Spectrum.....................        2,950    $  4.825638   $     14,236      1.4%      -30.10%      0.00%
  Top Explorer.....................      105,060    $  8.460821   $    888,896      1.3%      -30.03%      0.00%
  Oncore Flex......................        5,620    $  3.211139   $     18,047      1.5%      -30.17%      0.00%
  Oncore & Firstar Oncore Value....       67,854    $  3.262529   $    221,375      0.9%      -29.76%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      141,646    $  3.219625   $    456,048      1.4%      -30.10%      0.00%
  Oncore & Firstar Oncore Xtra.....      124,440    $  3.219625   $    400,650      1.4%      -30.10%      0.00%
  Oncore Lite......................        4,883    $  3.219625   $     15,720      1.4%      -30.10%      0.00%
                                     ------------                 ------------
                                         715,278                  $  3,910,641
                                     ------------                 ------------
2001
  Top I............................        5,020    $  6.948667   $     34,881      1.1%      -40.16%      0.00%
  Top Tradition....................      201,045    $ 10.291639   $  2,069,080      1.1%      -40.16%      0.00%
  Top Plus.........................       91,360    $ 10.393992   $    949,598      0.9%      -40.04%      0.00%
  Top Spectrum.....................        3,437    $  6.904016   $     23,729      1.4%      -40.34%      0.00%
  Top Explorer.....................      128,754    $ 12.092892   $  1,557,011      1.3%      -40.28%      0.00%
  Oncore Flex......................       12,441    $  4.598712   $     57,214      1.5%      -40.40%      0.00%
  Oncore & Firstar Oncore Value....       63,172    $  4.644610   $    293,411      0.9%      -40.04%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      208,184    $  4.606304   $    958,963      1.4%      -40.34%      0.00%
  Oncore & Firstar Oncore Xtra.....      108,841    $  4.606304   $    501,356      1.4%      -40.34%      0.00%
  Oncore Lite......................        4,469    $  4.606304   $     20,577      1.4%      -10.08%      0.00%      4/17/01
                                     ------------                 ------------
                                         826,723                  $  6,465,820
                                     ------------                 ------------
MID CAP OPPORTUNITY SUBACCOUNT
2005
  Top I............................        6,768    $ 13.401489   $     90,703      1.1%        8.79%      0.00%
  Top Tradition....................      419,408    $ 23.330098   $  9,784,824      1.1%        8.79%      0.00%
  Top Plus.........................      166,804    $ 23.749133   $  3,961,458      0.9%        9.00%      0.00%
  Investar Vision & Top Spectrum...        4,178    $ 14.840842   $     62,007      1.4%        8.47%      0.00%
  Top Explorer.....................      330,716    $ 23.260264   $  7,692,547      1.3%        8.57%      0.00%
  Oncore & Firstar Oncore Flex.....        4,624    $ 14.729016   $     68,113      1.5%        8.36%      0.00%
  Oncore & Firstar Oncore Value....      316,665    $ 15.414658   $  4,881,277      0.9%        9.00%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      686,907    $ 14.840842   $ 10,194,276      1.4%        8.47%      0.00%
  Oncore & Firstar Oncore Xtra.....      444,679    $ 14.840842   $  6,599,406      1.4%        8.47%      0.00%
  Oncore & Firstar Oncore Lite.....      268,274    $ 14.840842   $  3,981,417      1.4%        8.47%      0.00%
                                     ------------                 ------------
                                       2,649,023                  $ 47,316,028
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
MID CAP OPPORTUNITY SUBACCOUNT (CONTINUED)
2004
  Top I.....................................        7,847    $ 12.318904   $     96,671      1.1%       12.32%      0.00%
  Top Tradition.............................      504,422    $ 21.445455   $ 10,817,556      1.1%       12.32%      0.00%
  Top Plus..................................      225,163    $ 21.787570   $  4,905,745      0.9%       12.54%      0.00%
  Investar Vision & Top Spectrum............        2,983    $ 13.682335   $     40,812      1.4%       11.99%      0.00%
  Top Explorer..............................      382,243    $ 21.423407   $  8,188,955      1.3%       12.10%      0.00%
  Oncore & Firstar Oncore Flex..............        6,433    $ 13.592579   $     87,444      1.5%       11.88%      0.00%
  Oncore & Firstar Oncore Value.............      361,287    $ 14.141487   $  5,109,139      0.9%       12.54%      0.00%
  Oncore & Firstar Oncore Premier...........      780,144    $ 13.682335   $ 10,674,180      1.4%       11.99%      0.00%
  Oncore & Firstar Oncore Xtra..............      498,288    $ 13.682335   $  6,817,744      1.4%       11.99%      0.00%
  Oncore & Firstar Oncore Lite..............      244,454    $ 13.682335   $  3,344,705      1.4%       11.99%      0.00%
                                              ------------                 ------------
                                                3,013,264                  $ 50,082,951
                                              ------------                 ------------
2003
  Top I.....................................        7,168    $ 10.967734   $     78,614      1.1%       44.75%      0.04%
  Top Tradition.............................      582,520    $ 19.093264   $ 11,122,204      1.1%       44.75%      0.04%
  Top Plus..................................      267,784    $ 19.359387   $  5,184,130      0.9%       45.04%      0.04%
  Investar Vision & Top Spectrum............        4,665    $ 12.217876   $     57,000      1.4%       44.32%      0.04%
  Top Explorer..............................      454,152    $ 19.111464   $  8,679,515      1.3%       44.47%      0.04%
  Oncore & Firstar Oncore Flex..............       13,825    $ 12.149723   $    167,969      1.5%       44.18%      0.04%
  Oncore & Firstar Oncore Value.............      299,086    $ 12.565438   $  3,758,150      0.9%       45.04%      0.04%
  Oncore & Firstar Oncore Premier...........      738,274    $ 12.217876   $  9,020,134      1.4%       44.32%      0.04%
  Oncore & Firstar Oncore Xtra..............      387,378    $ 12.217876   $  4,732,941      1.4%       44.32%      0.04%
  Oncore & Firstar Oncore Lite..............       47,347    $ 12.217876   $    578,480      1.4%       44.32%      0.04%
                                              ------------                 ------------
                                                2,802,199                  $ 43,379,137
                                              ------------                 ------------
2002
  Top I.....................................       18,199    $  7.576987   $    137,895      1.1%      -26.44%      0.00%
  Top Tradition.............................      616,115    $ 13.190461   $  8,126,842      1.1%      -26.44%      0.00%
  Top Plus..................................      300,119    $ 13.347926   $  4,005,969      0.9%      -26.29%      0.00%
  Investar Vision & Top Spectrum............        3,301    $  8.465667   $     27,947      1.4%      -26.66%      0.00%
  Top Explorer..............................      522,652    $ 13.229122   $  6,914,227      1.3%      -26.58%      0.00%
  Oncore & Firstar Oncore Flex..............       21,042    $  8.426738   $    177,314      1.5%      -26.73%      0.00%
  Oncore & Firstar Oncore Value.............      294,737    $  8.663624   $  2,553,489      0.9%      -26.29%      0.00%
  Oncore & Firstar Oncore Premier...........      794,097    $  8.465667   $  6,722,556      1.4%      -26.66%      0.00%
  Oncore & Firstar Oncore Xtra..............      376,288    $  8.465667   $  3,185,525      1.4%      -26.66%      0.00%
  Oncore & Firstar Oncore Lite..............       29,735    $  8.465667   $    251,730      1.4%      -26.66%      0.00%
                                              ------------                 ------------
                                                2,976,285                  $ 32,103,494
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
MID CAP OPPORTUNITY SUBACCOUNT (CONTINUED)
2001
  Top I............................       16,457    $ 10.300307   $    169,511      1.1%      -13.79%      1.27%
  Top Tradition....................      694,773    $ 17.931371   $ 12,458,235      1.1%      -13.79%      1.26%
  Top Plus.........................      363,743    $ 18.109480   $  6,587,204      0.9%      -13.61%      1.26%
  Investar Vision & Top Spectrum...        5,613    $ 11.542658   $     64,788      1.4%      -14.04%      1.30%
  Top Explorer.....................      603,213    $ 18.019610   $ 10,869,659      1.3%      -13.96%      1.26%
  Oncore & Firstar Oncore Flex.....       27,193    $ 11.500928   $    312,744      1.5%      -14.13%      1.29%
  Oncore & Firstar Oncore Value....      304,951    $ 11.754163   $  3,584,444      0.9%      -13.61%      1.28%
  Oncore & Firstar Oncore
     Premier.......................      944,476    $ 11.542658   $ 10,901,770      1.4%      -14.04%      1.30%
  Oncore & Firstar Oncore Xtra.....      461,170    $ 11.542658   $  5,323,123      1.4%      -14.04%      1.30%
  Oncore & Firstar Oncore Lite.....       15,551    $ 11.542658   $    179,500      1.4%       -7.94%      1.30%      4/17/01
                                     ------------                 ------------
                                       3,437,140                  $ 50,450,978
                                     ------------                 ------------
S&P 500 INDEX SUBACCOUNT
2005
  Top I............................       11,960    $  9.271844   $    110,888      1.1%        3.33%      1.00%
  Top Tradition....................      722,817    $ 17.402963   $ 12,579,164      1.1%        3.33%      0.94%
  Top Plus.........................      229,126    $ 17.715460   $  4,059,075      0.9%        3.54%      0.92%
  Investar Vision & Top Spectrum...      102,279    $ 11.649395   $  1,191,490      1.4%        3.03%      0.91%
  Top Explorer.....................      619,152    $ 16.703578   $ 10,342,053      1.3%        3.13%      0.93%
  Oncore & Firstar Oncore Flex.....       91,530    $ 11.244364   $  1,029,195      1.5%        2.93%      0.97%
  Oncore & Firstar Oncore Value....      843,939    $ 11.767737   $  9,931,252      0.9%        3.54%      1.20%
  Oncore & Firstar Oncore
     Premier.......................    2,932,440    $ 11.329667   $ 33,223,573      1.4%        3.03%      1.01%
  Oncore & Firstar Oncore Xtra.....    1,774,333    $ 11.329667   $ 20,102,603      1.4%        3.03%      1.01%
  Oncore & Firstar Oncore Lite.....      396,816    $ 11.329667   $  4,495,784      1.4%        3.03%      1.01%
                                     ------------                 ------------
                                       7,724,392                  $ 97,065,077
                                     ------------                 ------------
2004
  Top I............................       13,918    $  8.972855   $    124,882      1.1%        9.10%      1.18%
  Top Tradition....................      865,003    $ 16.841761   $ 14,568,168      1.1%        9.10%      1.06%
  Top Plus.........................      308,745    $ 17.110362   $  5,282,732      0.9%        9.32%      1.01%
  Investar Vision & Top Spectrum...      131,066    $ 11.307096   $  1,481,973      1.4%        8.78%      1.01%
  Top Explorer.....................      749,308    $ 16.196798   $ 12,136,386      1.3%        8.88%      1.08%
  Oncore & Firstar Oncore Flex.....      111,642    $ 10.924689   $  1,219,649      1.5%        8.67%      1.03%
  Oncore & Firstar Oncore Value....      647,913    $ 11.365793   $  7,364,047      0.9%        9.32%      1.14%
  Oncore & Firstar Oncore
     Premier.......................    2,915,101    $ 10.996761   $ 32,056,676      1.4%        8.78%      1.16%
  Oncore & Firstar Oncore Xtra.....    1,900,670    $ 10.996761   $ 20,901,216      1.4%        8.78%      1.16%
  Oncore & Firstar Oncore Lite.....      459,684    $ 10.996761   $  5,055,040      1.4%        8.78%      1.16%
                                     ------------                 ------------
                                       8,103,050                  $100,190,769
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
S&P 500 INDEX SUBACCOUNT (CONTINUED)
2003
  Top I............................       10,513    $  8.224458   $     86,462      1.1%       26.45%      1.15%
  Top Tradition....................      986,495    $ 15.437040   $ 15,228,556      1.1%       26.45%      1.20%
  Top Plus.........................      386,328    $ 15.652148   $  6,046,868      0.9%       26.70%      1.18%
  Investar Vision & Top Spectrum...      160,544    $ 10.394851   $  1,668,828      1.4%       26.08%      1.18%
  Top Explorer.....................      824,604    $ 14.875317   $ 12,266,244      1.3%       26.20%      1.20%
  Oncore & Firstar Oncore Flex.....      129,328    $ 10.053229   $  1,300,164      1.5%       25.95%      1.11%
  Oncore & Firstar Oncore Value....      664,592    $ 10.397150   $  6,909,862      0.9%       26.70%      1.24%
  Oncore & Firstar Oncore
     Premier.......................    2,952,652    $ 10.109565   $ 29,850,032      1.4%       26.08%      1.24%
  Oncore & Firstar Oncore Xtra.....    1,741,329    $ 10.109565   $ 17,604,081      1.4%       26.08%      1.24%
  Oncore & Firstar Oncore Lite.....      313,876    $ 10.109565   $  3,173,153      1.4%       26.08%      1.24%
                                     ------------                 ------------
                                       8,170,261                  $ 94,134,249
                                     ------------                 ------------
2002
  Top I............................       18,843    $  6.504141   $    122,555      1.1%      -23.47%      1.09%
  Top Tradition....................    1,062,848    $ 12.208071   $ 12,975,329      1.1%      -23.47%      1.09%
  Top Plus.........................      454,870    $ 12.353754   $  5,619,351      0.9%      -23.32%      1.08%
  Investar Vision & Top Spectrum...      189,257    $  8.244948   $  1,560,417      1.4%      -23.70%      1.07%
  Top Explorer.....................      888,209    $ 11.787111   $ 10,469,416      1.3%      -23.62%      1.09%
  Oncore & Firstar Oncore Flex.....      243,608    $  7.981824   $  1,944,432      1.5%      -23.77%      1.10%
  Oncore & Firstar Oncore Value....      598,915    $  8.206149   $  4,914,786      0.9%      -23.32%      1.10%
  Oncore & Firstar Oncore
     Premier.......................    2,645,161    $  8.018669   $ 21,210,670      1.4%      -23.70%      1.11%
  Oncore & Firstar Oncore Xtra.....    1,486,199    $  8.018669   $ 11,917,339      1.4%      -23.70%      1.11%
  Oncore & Firstar Oncore Lite.....      128,490    $  8.018669   $  1,030,320      1.4%      -23.70%      1.11%
                                     ------------                 ------------
                                       7,716,400                  $ 71,764,615
                                     ------------                 ------------
2001
  Top I............................       13,014    $  8.499003   $    110,605      1.1%      -14.28%      2.08%
  Top Tradition....................    1,203,210    $ 15.952375   $ 19,194,063      1.1%      -14.28%      2.03%
  Top Plus.........................      568,161    $ 16.110753   $  9,153,499      0.9%      -14.11%      2.03%
  Investar Vision & Top Spectrum...      261,808    $ 10.805793   $  2,829,042      1.4%      -14.53%      2.00%
  Top Explorer.....................    1,009,929    $ 15.432853   $ 15,586,092      1.3%      -14.45%      2.03%
  Oncore & Firstar Oncore Flex.....      267,760    $ 10.471290   $  2,803,792      1.5%      -14.62%      2.02%
  Oncore & Firstar Oncore Value....      662,230    $ 10.701790   $  7,087,049      0.9%      -14.11%      2.06%
  Oncore & Firstar Oncore
     Premier.......................    2,803,334    $ 10.509245   $ 29,460,937      1.4%      -14.53%      2.09%
  Oncore & Firstar Oncore Xtra.....    1,463,282    $ 10.509245   $ 15,377,990      1.4%      -14.53%      2.09%
  Oncore & Firstar Oncore Lite.....       38,672    $ 10.509245   $    406,397      1.4%       -4.95%      2.09%      4/17/01
                                     ------------                 ------------
                                       8,291,400                  $102,009,466
                                     ------------                 ------------
SOCIAL AWARENESS SUBACCOUNT (NOTE
  4)
2002
  Top Tradition....................       20,531    $  5.388262   $    110,627      1.1%      -29.10%      0.00%
  Top Plus.........................       15,048    $  5.452617   $     82,053      0.9%      -28.95%      0.00%
  Top Explorer.....................       50,017    $  5.684032   $    284,294      1.3%      -29.24%      0.00%
                                     ------------                 ------------
                                          85,596                  $    476,974
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
SOCIAL AWARENESS SUBACCOUNT (NOTE 4) (CONTINUED)
2001
  Top Tradition.............................       21,057    $  7.599331   $    160,020      1.1%      -20.66%      0.00%
  Top Plus..................................       16,390    $  7.674852   $    125,794      0.9%      -20.50%      0.00%
  Top Explorer..............................       53,593    $  8.032375   $    430,478      1.3%      -20.82%      0.00%
                                              ------------                 ------------
                                                   91,040                  $    716,292
                                              ------------                 ------------
BLUE CHIP SUBACCOUNT
2005
  Top I.....................................        1,542    $ 10.993372   $     16,951      1.1%        3.60%      0.98%
  Top Tradition.............................       47,952    $ 10.993372   $    527,149      1.1%        3.60%      0.97%
  Top Plus..................................        6,365    $ 11.128423   $     70,836      0.9%        3.80%      0.85%
  Investar Vision & Top Spectrum............        1,769    $ 11.048572   $     19,541      1.4%        3.29%      0.92%
  Top Explorer..............................       28,570    $ 10.860149   $    310,278      1.3%        3.40%      0.86%
  Oncore & Firstar Oncore Flex..............       40,707    $ 10.965373   $    446,372      1.5%        3.19%      0.74%
  Oncore & Firstar Oncore Value.............      111,649    $ 11.475703   $  1,281,246      0.9%        3.80%      0.90%
  Oncore & Firstar Oncore Premier...........      640,038    $ 11.048572   $  7,071,503      1.4%        3.29%      0.92%
  Oncore & Firstar Oncore Xtra..............    1,017,109    $ 11.048572   $ 11,237,605      1.4%        3.29%      0.92%
  Oncore & Firstar Oncore Lite..............      201,599    $ 11.048572   $  2,227,388      1.4%        3.29%      0.92%
                                              ------------                 ------------
                                                2,097,300                  $ 23,208,869
                                              ------------                 ------------
2004
  Top I.....................................        1,542    $ 10.611435   $     16,366      1.1%        8.41%      1.24%
  Top Tradition.............................       50,399    $ 10.611435   $    534,806      1.1%        8.41%      1.26%
  Top Plus..................................        9,015    $ 10.720596   $     96,651      0.9%        8.62%      1.28%
  Investar Vision & Top Spectrum............        5,780    $ 10.696275   $     61,822      1.4%        8.09%      1.40%
  Top Explorer..............................       36,448    $ 10.503505   $    382,829      1.3%        8.19%      1.29%
  Oncore & Firstar Oncore Flex..............       65,506    $ 10.626161   $    696,081      1.5%        7.98%      1.19%
  Oncore & Firstar Oncore Value.............      126,918    $ 11.055144   $  1,403,102      0.9%        8.62%      1.38%
  Oncore & Firstar Oncore Premier...........      779,857    $ 10.696275   $  8,341,568      1.4%        8.09%      1.40%
  Oncore & Firstar Oncore Xtra..............    1,065,624    $ 10.696275   $ 11,398,203      1.4%        8.09%      1.40%
  Oncore & Firstar Oncore Lite..............      212,626    $ 10.696275   $  2,274,301      1.4%        8.09%      1.40%
                                              ------------                 ------------
                                                2,353,715                  $ 25,205,729
                                              ------------                 ------------
2003
  Top I.....................................        1,543    $  9.788494   $     15,100      1.1%       25.21%      1.35%
  Top Tradition.............................       57,233    $  9.788494   $    560,226      1.1%       25.21%      1.37%
  Top Plus..................................        9,843    $  9.869589   $     97,150      0.9%       25.45%      1.45%
  Investar Vision & Top Spectrum............        5,708    $  9.896131   $     56,486      1.4%       24.84%      1.43%
  Top Explorer..............................       36,165    $  9.708148   $    351,100      1.3%       24.96%      1.39%
  Oncore & Firstar Oncore Flex..............       77,873    $  9.840980   $    766,351      1.5%       24.71%      1.52%
  Oncore & Firstar Oncore Value.............      134,460    $ 10.177576   $  1,368,474      0.9%       25.45%      1.40%
  Oncore & Firstar Oncore Premier...........      835,051    $  9.896131   $  8,263,770      1.4%       24.84%      1.43%
  Oncore & Firstar Oncore Xtra..............      970,247    $  9.896131   $  9,601,690      1.4%       24.84%      1.43%
  Oncore & Firstar Oncore Lite..............      160,032    $  9.896131   $  1,583,696      1.4%       24.84%      1.43%
                                              ------------                 ------------
                                                2,288,155                  $ 22,664,043
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
BLUE CHIP SUBACCOUNT (CONTINUED)
2002
  Top I............................        1,543    $  7.817892   $     12,064      1.1%      -20.31%      0.88%
  Top Tradition....................       47,593    $  7.817892   $    372,077      1.1%      -20.31%      0.90%
  Top Plus.........................        2,729    $  7.867097   $     21,472      0.9%      -20.15%      0.80%
  Investar Vision..................          198    $  7.927309   $      1,570      1.4%      -20.54%      0.94%
  Top Explorer.....................       22,003    $  7.769060   $    170,939      1.3%      -20.47%      0.86%
  Oncore Flex......................       25,179    $  7.890890   $    198,687      1.5%      -20.62%      0.93%
  Oncore & Firstar Oncore Value....       76,041    $  8.112600   $    616,891      0.9%      -20.15%      0.89%
  Oncore & Firstar Oncore
     Premier.......................      396,963    $  7.927309   $  3,146,839      1.4%      -20.54%      0.94%
  Oncore & Firstar Oncore Xtra.....      474,853    $  7.927309   $  3,764,310      1.4%      -20.54%      0.94%
  Oncore & Firstar Oncore Lite.....       30,308    $  7.927309   $    240,263      1.4%      -20.54%      0.94%
                                     ------------                 ------------
                                       1,077,410                  $  8,545,112
                                     ------------                 ------------
2001
  Top I............................        1,544    $  9.810085   $     15,142      1.1%       -5.27%      0.33%
  Top Tradition....................       42,464    $  9.810085   $    416,576      1.1%       -5.27%      0.80%
  Top Plus.........................        6,350    $  9.852275   $     62,562      0.9%       -5.08%      0.72%
  Investar Vision..................          198    $  9.976974   $      1,975      1.4%       -5.56%      0.67%
  Top Explorer.....................       29,931    $  9.768135   $    292,374      1.3%       -5.46%      0.69%
  Oncore Flex......................       27,221    $  9.940933   $    270,606      1.5%       -5.65%      0.63%
  Oncore & Firstar Oncore Value....       76,008    $ 10.159728   $    772,224      0.9%       -5.08%      0.60%
  Oncore & Firstar Oncore
     Premier.......................      377,958    $  9.976974   $  3,770,875      1.4%       -5.56%      0.67%
  Oncore & Firstar Oncore Xtra.....      261,426    $  9.976974   $  2,608,236      1.4%       -5.56%      0.67%
  Oncore & Firstar Oncore Lite.....        9,624    $  9.976974   $     96,017      1.4%       -2.03%      0.67%      4/17/01
                                     ------------                 ------------
                                         832,724                  $  8,306,587
                                     ------------                 ------------

EQUITY INCOME SUBACCOUNT (NOTE 4)
2002
  Top Tradition....................       10,408    $  6.447392   $     67,105      1.1%      -21.74%      1.32%
  Top Plus.........................       11,034    $  6.487970   $     71,587      0.9%      -21.58%      1.35%
  Investar Vision & Top Spectrum...        4,484    $  7.194067   $     32,260      1.4%      -21.97%      1.38%
  Top Explorer.....................       10,580    $  6.407080   $     67,786      1.3%      -21.89%      1.26%
  Oncore & Firstar Oncore Flex.....       23,385    $  7.160990   $    167,461      1.5%      -22.05%      1.52%
  Oncore & Firstar Oncore Value....       66,432    $  7.362248   $    489,091      0.9%      -21.58%      1.28%
  Oncore & Firstar Oncore
     Premier.......................      505,254    $  7.194067   $  3,634,836      1.4%      -21.97%      1.38%
  Oncore & Firstar Oncore Xtra.....      399,504    $  7.194067   $  2,874,056      1.4%      -21.97%      1.38%
  Oncore & Firstar Oncore Lite.....       81,631    $  7.194067   $    587,256      1.4%      -21.97%      1.38%
                                     ------------                 ------------
                                       1,112,712                  $  7,991,438
                                     ------------                 ------------
2001
  Top Tradition....................       11,904    $  8.238360   $     98,072      1.1%      -12.79%      1.41%
  Top Plus.........................       11,174    $  8.273785   $     92,450      0.9%      -12.61%      1.37%
  Investar Vision & Top Spectrum...        4,485    $  9.219791   $     41,355      1.4%      -13.05%      1.48%
  Top Explorer.....................       14,443    $  8.203088   $    118,478      1.3%      -12.96%      1.34%
  Oncore & Firstar Oncore Flex.....       13,322    $  9.186470   $    122,384      1.5%      -13.13%      1.36%
  Oncore & Firstar Oncore Value....       90,357    $  9.388717   $    848,338      0.9%      -12.61%      1.37%
  Oncore & Firstar Oncore
     Premier.......................      516,754    $  9.219791   $  4,764,365      1.4%      -13.05%      1.48%
  Oncore & Firstar Oncore Xtra.....      302,814    $  9.219791   $  2,791,873      1.4%      -13.05%      1.48%
  Oncore & Firstar Oncore Lite.....       36,875    $  9.219791   $    339,979      1.4%       -4.10%      1.48%      4/17/01
                                     ------------                 ------------
                                       1,002,128                  $  9,217,294
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
HIGH INCOME BOND SUBACCOUNT
2005
  Top I.....................................        3,303    $ 13.573436   $     44,829      1.1%        1.87%      5.94%
  Top Tradition.............................       41,596    $ 13.573436   $    564,603      1.1%        1.87%      5.49%
  Top Plus..................................       14,685    $ 13.740101   $    201,777      0.9%        2.08%      6.90%
  Investar Vision & Top Spectrum............        5,409    $ 12.901575   $     69,790      1.4%        1.57%      5.38%
  Top Explorer..............................       47,917    $ 13.408981   $    642,521      1.3%        1.67%      5.17%
  Oncore & Firstar Oncore Flex..............       14,409    $ 12.804436   $    184,493      1.5%        1.47%      4.03%
  Oncore & Firstar Oncore Value.............      414,973    $ 13.400215   $  5,560,726      0.9%        2.08%      6.11%
  Oncore & Firstar Oncore Premier...........    1,041,558    $ 12.901575   $ 13,437,733      1.4%        1.57%      5.38%
  Oncore & Firstar Oncore Xtra..............      970,510    $ 12.901575   $ 12,521,108      1.4%        1.57%      5.38%
  Oncore & Firstar Oncore Lite..............      582,304    $ 12.901575   $  7,512,645      1.4%        1.57%      5.38%
                                              ------------                 ------------
                                                3,136,664                  $ 40,740,225
                                              ------------                 ------------
2004
  Top I.....................................        1,470    $ 13.323676   $     19,579      1.1%        9.46%      0.26%
  Top Tradition.............................       31,474    $ 13.323676   $    419,346      1.1%        9.46%      0.32%
  Top Plus..................................        4,357    $ 13.460648   $     58,646      0.9%        9.68%      0.25%
  Investar Vision & Top Spectrum............        5,873    $ 13.682335   $     74,596      1.4%        9.14%      0.36%
  Top Explorer..............................       36,892    $ 13.188188   $    486,542      1.3%        9.25%      0.36%
  Oncore & Firstar Oncore Flex..............       59,855    $ 12.618415   $    755,281      1.5%        9.03%      0.41%
  Oncore & Firstar Oncore Value.............      226,445    $ 13.127684   $  2,972,705      0.9%        9.68%      0.37%
  Oncore & Firstar Oncore Premier...........      859,441    $ 12.701656   $ 10,916,318      1.4%        9.14%      0.36%
  Oncore & Firstar Oncore Xtra..............      843,534    $ 12.701656   $ 10,714,278      1.4%        9.14%      0.36%
  Oncore & Firstar Oncore Lite..............      400,197    $ 12.701656   $  5,083,170      1.4%        9.14%      0.36%
                                              ------------                 ------------
                                                2,469,538                  $ 31,500,461
                                              ------------                 ------------
2003
  Top I.....................................        2,432    $ 12.171803   $     29,597      1.1%       21.45%      8.13%
  Top Tradition.............................       36,128    $ 12.171803   $    439,745      1.1%       21.45%      7.84%
  Top Plus..................................        6,539    $ 12.272560   $     80,249      0.9%       21.69%      7.91%
  Investar Vision & Top Spectrum............        4,594    $ 11.638098   $     53,463      1.4%       21.09%      7.77%
  Top Explorer..............................       27,234    $ 12.071928   $    328,770      1.3%       21.21%      7.72%
  Oncore & Firstar Oncore Flex..............       24,151    $ 11.573251   $    279,506      1.5%       20.97%      8.85%
  Oncore & Firstar Oncore Value.............      203,555    $ 11.968977   $  2,436,345      0.9%       21.69%      7.73%
  Oncore & Firstar Oncore Premier...........      715,211    $ 11.638098   $  8,323,702      1.4%       21.09%      7.77%
  Oncore & Firstar Oncore Xtra..............      658,534    $ 11.638098   $  7,664,084      1.4%       21.09%      7.77%
  Oncore & Firstar Oncore Lite..............      270,586    $ 11.638098   $  3,149,101      1.4%       21.09%      7.77%
                                              ------------                 ------------
                                                1,948,964                  $ 22,784,562
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
HIGH INCOME BOND SUBACCOUNT (CONTINUED)
2002
  Top I............................        2,413    $ 10.021930   $     24,185      1.1%        2.81%      8.93%
  Top Tradition....................       27,079    $ 10.021930   $    271,386      1.1%        2.81%     10.69%
  Top Plus.........................        1,748    $ 10.084932   $     17,629      0.9%        3.02%      9.92%
  Investar Vision & Top Spectrum...          499    $  9.610925   $      4,794      1.4%        2.51%     10.29%
  Top Explorer.....................       26,410    $  9.959353   $    263,031      1.3%        2.61%     10.21%
  Oncore & Firstar Oncore Flex.....       20,238    $  9.566784   $    193,609      1.5%        2.41%      8.52%
  Oncore & Firstar Oncore Value....      165,141    $  9.835460   $  1,624,237      0.9%        3.02%     10.31%
  Oncore & Firstar Oncore
     Premier.......................      681,899    $  9.610925   $  6,553,679      1.4%        2.51%     10.29%
  Oncore & Firstar Oncore Xtra.....      514,987    $  9.610925   $  4,949,498      1.4%        2.51%     10.29%
  Oncore & Firstar Oncore Lite.....      113,924    $  9.610925   $  1,094,914      1.4%        2.51%     10.29%
                                     ------------                 ------------
                                       1,554,338                  $ 14,996,962
                                     ------------                 ------------
2001
  Top Tradition....................       20,599    $  9.747713   $    200,790      1.1%        3.14%     19.40%
  Top Plus.........................        1,024    $  9.789608   $     10,027      0.9%        3.34%     11.62%
  Top Explorer.....................       26,382    $  9.706019   $    256,060      1.3%        2.93%     14.51%
  Oncore & Firstar Oncore Flex.....       19,112    $  9.341858   $    178,542      1.5%        2.73%     14.34%
  Oncore & Firstar Oncore Value....      108,594    $  9.547443   $  1,036,793      0.9%        3.34%     13.05%
  Oncore & Firstar Oncore
     Premier.......................      649,708    $  9.375706   $  6,091,478      1.4%        2.83%     13.19%
  Oncore & Firstar Oncore Xtra.....      276,289    $  9.375706   $  2,590,404      1.4%        2.83%     13.19%
  Oncore & Firstar Oncore Lite.....       24,855    $  9.375706   $    233,030      1.4%        0.40%     13.19%      4/17/01
                                     ------------                 ------------
                                       1,126,563                  $ 10,597,124
                                     ------------                 ------------
CAPITAL GROWTH SUBACCOUNT
2005
  Top I............................        1,564    $  8.375158   $     13,100      1.1%        1.50%      0.00%
  Top Tradition....................       90,457    $  8.375158   $    757,595      1.1%        1.50%      0.00%
  Top Plus.........................       32,916    $  8.478128   $    279,067      0.9%        1.71%      0.00%
  Investar Vision & Top Spectrum...        1,524    $ 17.932886   $     27,328      1.4%        1.21%      0.00%
  Top Explorer.....................       84,338    $  8.273551   $    697,774      1.3%        1.30%      0.00%
  Oncore & Firstar Oncore Flex.....       12,445    $ 17.797778   $    221,501      1.5%        1.11%      0.00%
  Oncore & Firstar Oncore Value....      188,504    $ 18.626477   $  3,511,173      0.9%        1.71%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      440,971    $ 17.932886   $  7,907,886      1.4%        1.21%      0.00%
  Oncore & Firstar Oncore Xtra.....      282,513    $ 17.932886   $  5,066,273      1.4%        1.21%      0.00%
  Oncore & Firstar Oncore Lite.....       67,956    $ 17.932886   $  1,218,619      1.4%        1.21%      0.00%
                                     ------------                 ------------
                                       1,203,188                  $ 19,700,316
                                     ------------                 ------------
2004
  Top I............................        3,935    $  8.251025   $     32,465      1.1%       18.40%      0.00%
  Top Tradition....................      112,136    $  8.251025   $    925,233      1.1%       18.40%      0.00%
  Top Plus.........................       40,287    $  8.335993   $    335,829      0.9%       18.64%      0.00%
  Investar Vision & Top Spectrum...        2,536    $ 17.719361   $     44,942      1.4%       18.05%      0.00%
  Top Explorer.....................      103,206    $  8.166981   $    842,885      1.3%       18.17%      0.00%
  Oncore & Firstar Oncore Flex.....       16,045    $ 17.603150   $    282,451      1.5%       17.93%      0.00%
  Oncore & Firstar Oncore Value....      201,998    $ 18.314193   $  3,699,432      0.9%       18.64%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      460,491    $ 17.719361   $  8,159,614      1.4%       18.05%      0.00%
  Oncore & Firstar Oncore Xtra.....      315,048    $ 17.719361   $  5,582,445      1.4%       18.05%      0.00%
  Oncore & Firstar Oncore Lite.....       61,427    $ 17.719361   $  1,088,440      1.4%       18.05%      0.00%
                                     ------------                 ------------
                                       1,317,109                  $ 20,993,736
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
CAPITAL GROWTH SUBACCOUNT (CONTINUED)
2003
  Top I............................        3,201    $  6.968653   $     22,303      1.1%       38.58%      0.00%
  Top Tradition....................      114,522    $  6.968653   $    798,061      1.1%       38.58%      0.00%
  Top Plus.........................       44,349    $  7.026460   $    311,619      0.9%       38.85%      0.00%
  Investar Vision & Top Spectrum...        2,472    $ 15.009966   $     37,101      1.4%       38.17%      0.00%
  Top Explorer.....................      118,213    $  6.911348   $    817,008      1.3%       38.30%      0.00%
  Oncore & Firstar Oncore Flex.....       21,129    $ 14.926259   $    315,376      1.5%       38.03%      0.00%
  Oncore & Firstar Oncore Value....      216,887    $ 15.437146   $  3,348,118      0.9%       38.85%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      508,996    $ 15.009966   $  7,640,028      1.4%       38.17%      0.00%
  Oncore & Firstar Oncore Xtra.....      328,439    $ 15.009966   $  4,929,855      1.4%       38.17%      0.00%
  Oncore & Firstar Oncore Lite.....      118,677    $ 15.009966   $  1,781,339      1.4%       38.17%      0.00%
                                     ------------                 ------------
                                       1,476,885                  $ 20,000,808
                                     ------------                 ------------
2002
  Top I............................        4,269    $  5.028760   $     21,470      1.1%      -42.69%      0.00%
  Top Tradition....................      139,042    $  5.028760   $    699,211      1.1%      -42.69%      0.00%
  Top Plus.........................       46,297    $  5.060464   $    234,283      0.9%      -42.58%      0.00%
  Investar Vision & Top Spectrum...        2,916    $ 10.863704   $     31,678      1.4%      -42.86%      0.00%
  Top Explorer.....................      123,131    $  4.997266   $    615,320      1.3%      -42.81%      0.00%
  Oncore & Firstar Oncore Flex.....       28,289    $ 10.813744   $    305,906      1.5%      -42.92%      0.00%
  Oncore & Firstar Oncore Value....      226,829    $ 11.117866   $  2,521,851      0.9%      -42.58%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      572,349    $ 10.863704   $  6,217,828      1.4%      -42.86%      0.00%
  Oncore & Firstar Oncore Xtra.....      337,868    $ 10.863704   $  3,670,497      1.4%      -42.86%      0.00%
  Oncore & Firstar Oncore Lite.....      107,337    $ 10.863704   $  1,166,080      1.4%      -42.86%      0.00%
                                     ------------                 ------------
                                       1,588,327                  $ 15,484,124
                                     ------------                 ------------
2001
  Top I............................        3,639    $  8.775196   $     31,931      1.1%      -15.54%      0.00%
  Top Tradition....................      153,164    $  8.775196   $  1,344,048      1.1%      -15.54%      0.00%
  Top Plus.........................       53,979    $  8.812997   $    475,720      0.9%      -15.37%      0.00%
  Investar Vision & Top Spectrum...        4,784    $ 19.013727   $     90,958      1.4%      -15.79%      0.00%
  Top Explorer.....................      125,366    $  8.737578   $  1,095,395      1.3%      -15.71%      0.00%
  Oncore & Firstar Oncore Flex.....       42,695    $ 18.945002   $    808,862      1.5%      -15.88%      0.00%
  Oncore & Firstar Oncore Value....      230,722    $ 19.362240   $  4,467,288      0.9%      -15.37%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      781,423    $ 19.013727   $ 14,857,776      1.4%      -15.79%      0.00%
  Oncore & Firstar Oncore Xtra.....      361,869    $ 19.013727   $  6,880,471      1.4%      -15.79%      0.00%
  Oncore & Firstar Oncore Lite.....       87,098    $ 19.013727   $  1,656,054      1.4%        6.59%      0.00%      4/17/01
                                     ------------                 ------------
                                       1,844,739                  $ 31,708,503
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
NASDAQ-100 INDEX SUBACCOUNT
2005
  Top I.....................................          945    $  3.984706   $      3,764      1.1%        0.33%      0.00%
  Top Tradition.............................      100,761    $  3.984706   $    401,502      1.1%        0.33%      0.00%
  Top Plus..................................       55,705    $  4.029756   $    224,477      0.9%        0.53%      0.00%
  Investar Vision & Top Spectrum............        2,754    $  3.918202   $     10,791      1.4%        0.04%      0.00%
  Top Explorer..............................       92,399    $  3.940267   $    364,075      1.3%        0.14%      0.00%
  Oncore Flex...............................       24,926    $  3.896373   $     97,119      1.5%       -0.06%      0.00%
  Oncore & Firstar Oncore Value.............    1,060,246    $  4.029756   $  4,272,531      0.9%        0.53%      0.00%
  Oncore & Firstar Oncore Premier...........    1,808,807    $  3.918202   $  7,087,271      1.4%        0.04%      0.00%
  Oncore & Firstar Oncore Xtra..............    1,186,324    $  3.918202   $  4,648,258      1.4%        0.04%      0.00%
  Oncore & Firstar Oncore Lite..............    1,562,791    $  3.918202   $  6,123,338      1.4%        0.04%      0.00%
                                              ------------                 ------------
                                                5,895,658                  $ 23,233,126
                                              ------------                 ------------
2004
  Top I.....................................        3,327    $  3.971406   $     13,211      1.1%        8.80%      0.00%
  Top Tradition.............................      134,268    $  3.971406   $    533,233      1.1%        8.80%      0.00%
  Top Plus..................................       67,200    $  4.008381   $    269,365      0.9%        9.02%      0.00%
  Top Spectrum..............................        3,474    $  3.916679   $     13,607      1.4%        8.48%      0.00%
  Top Explorer..............................      122,789    $  3.934857   $    483,157      1.3%        8.59%      0.00%
  Oncore Flex...............................       14,917    $  3.898693   $     58,158      1.5%        8.37%      0.00%
  Oncore & Firstar Oncore Value.............      403,259    $  4.008381   $  1,616,417      0.9%        9.02%      0.00%
  Oncore & Firstar Oncore Premier...........    1,071,195    $  3.916679   $  4,195,521      1.4%        8.48%      0.00%
  Oncore & Firstar Oncore Xtra..............      773,192    $  3.916679   $  3,028,347      1.4%        8.48%      0.00%
  Oncore & Firstar Oncore Lite..............      275,075    $  3.916679   $  1,077,381      1.4%        8.48%      0.00%
                                              ------------                 ------------
                                                2,868,696                  $ 11,288,397
                                              ------------                 ------------
2003
  Top I.....................................       17,203    $  3.650175   $     62,795      1.1%       46.26%      0.00%
  Top Tradition.............................      140,108    $  3.650175   $    511,418      1.1%       46.26%      0.00%
  Top Plus..................................       69,975    $  3.676860   $    257,287      0.9%       46.54%      0.00%
  Top Spectrum..............................        5,090    $  3.610591   $     18,379      1.4%       45.82%      0.00%
  Top Explorer..............................      149,069    $  3.623755   $    540,189      1.3%       45.97%      0.00%
  Oncore & Firstar Oncore Flex..............       49,395    $  3.597556   $    177,700      1.5%       45.68%      0.00%
  Oncore & Firstar Oncore Value.............      276,066    $  3.676860   $  1,015,058      0.9%       46.54%      0.00%
  Oncore & Firstar Oncore Premier...........      950,712    $  3.610591   $  3,432,633      1.4%       45.82%      0.00%
  Oncore & Firstar Oncore Xtra..............      820,115    $  3.610591   $  2,961,099      1.4%       45.82%      0.00%
  Oncore & Firstar Oncore Lite..............      195,929    $  3.610591   $    707,418      1.4%       45.82%      0.00%
                                              ------------                 ------------
                                                2,673,662                  $  9,683,976
                                              ------------                 ------------
2002
  Top I.....................................       18,145    $  2.495758   $     45,286      1.1%      -38.02%      0.00%
  Top Tradition.............................       86,697    $  2.495758   $    216,374      1.1%      -38.02%      0.00%
  Top Plus..................................       74,774    $  2.509045   $    187,611      0.9%      -37.89%      0.00%
  Top Spectrum..............................        6,071    $  2.476013   $     15,031      1.4%      -38.20%      0.00%
  Top Explorer..............................      133,298    $  2.482587   $    330,924      1.3%      -38.14%      0.00%
  Oncore & Firstar Oncore Flex..............      103,807    $  2.469492   $    256,351      1.5%      -38.26%      0.00%
  Oncore & Firstar Oncore Value.............      192,327    $  2.509045   $    482,558      0.9%      -37.89%      0.00%
  Oncore & Firstar Oncore Premier...........      534,845    $  2.476013   $  1,324,285      1.4%      -38.20%      0.00%
  Oncore & Firstar Oncore Xtra..............      673,042    $  2.476013   $  1,666,460      1.4%      -38.20%      0.00%
  Oncore & Firstar Oncore Lite..............       90,603    $  2.476013   $    224,334      1.4%      -38.20%      0.00%
                                              ------------                 ------------
                                                1,913,609                  $  4,749,214
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
NASDAQ-100 INDEX SUBACCOUNT (CONTINUED)
2001
  Top I............................       10,989    $  4.026481   $     44,247      1.1%      -33.39%      0.00%
  Top Tradition....................       69,922    $  4.026481   $    281,541      1.1%      -33.39%      0.00%
  Top Plus.........................       67,348    $  4.039873   $    272,079      0.9%      -33.26%      0.00%
  Top Spectrum.....................        1,804    $  4.006520   $      7,229      1.4%      -33.59%      0.00%
  Top Explorer.....................      105,192    $  4.013175   $    422,155      1.3%      -33.52%      0.00%
  Oncore & Firstar Oncore Flex.....       65,240    $  3.999920   $    260,956      1.5%      -33.66%      0.00%
  Oncore Value.....................      105,531    $  4.039873   $    426,331      0.9%      -33.26%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      441,286    $  4.006520   $  1,768,017      1.4%      -33.59%      0.00%
  Oncore & Firstar Oncore Xtra.....      514,531    $  4.006520   $  2,061,476      1.4%      -33.59%      0.00%
  Oncore & Firstar Oncore Lite.....       47,945    $  4.006520   $    192,093      1.4%       -6.22%      0.00%      4/17/01
                                     ------------                 ------------
                                       1,429,788                  $  5,736,124
                                     ------------                 ------------
BRISTOL SUBACCOUNT
2005
  Top I............................          308    $ 10.321480   $      3,176      1.1%        3.21%      0.00%      11/2/05
  Top Tradition....................        8,423    $ 12.232704   $    103,034      1.1%       10.81%      0.00%
  Top Plus.........................       11,409    $ 12.321848   $    140,579      0.9%       11.03%      0.00%
  Investar Vision & Top Spectrum...        1,050    $ 10.316620   $     10,837      1.4%        3.17%      0.00%      11/2/05
  Top Explorer.....................       37,724    $ 12.144310   $    458,133      1.3%       10.59%      0.00%
  Oncore & Firstar Oncore Flex.....        4,281    $ 12.056721   $     51,617      1.5%       10.38%      0.00%
  Oncore & Firstar Oncore Value....      381,338    $ 12.321848   $  4,698,786      0.9%       11.03%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      514,265    $ 12.100392   $  6,222,814      1.4%       10.49%      0.00%
  Oncore & Firstar Oncore Xtra.....      397,514    $ 12.100392   $  4,810,070      1.4%       10.49%      0.00%
  Oncore & Firstar Oncore Lite.....      685,688    $ 12.100392   $  8,297,090      1.4%       10.49%      0.00%
                                     ------------                 ------------
                                       2,042,000                  $ 24,796,136
                                     ------------                 ------------
2004
  Top Tradition....................        6,694    $ 11.039073   $     73,896      1.1%        7.44%      0.90%
  Top Plus.........................       12,814    $ 11.097582   $    142,201      0.9%        7.65%      0.95%
  Top Explorer.....................       37,425    $ 10.980911   $    410,958      1.3%        7.23%      1.09%
  Oncore Flex......................          635    $ 10.923170   $      6,941      1.5%        7.01%      1.06%
  Oncore & Firstar Oncore Value....       12,661    $ 11.097582   $    140,506      0.9%        7.65%      1.33%
  Oncore & Firstar Oncore
     Premier.......................       40,686    $ 10.951971   $    445,597      1.4%        7.12%      1.12%
  Oncore & Firstar Oncore Xtra.....       44,385    $ 10.951971   $    486,099      1.4%        7.12%      1.12%
  Oncore Lite......................        4,790    $ 10.951971   $     52,464      1.4%        7.12%      1.12%
                                     ------------                 ------------
                                         160,090                  $  1,758,662
                                     ------------                 ------------
2003
  Top Tradition....................        6,755    $ 10.274749   $     69,401      1.1%       31.02%      0.48%
  Top Plus.........................        8,601    $ 10.308725   $     88,661      0.9%       31.28%      0.46%
  Top Explorer.....................       34,505    $ 10.240892   $    353,366      1.3%       30.76%      0.59%
  Oncore Flex......................          637    $ 10.207211   $      6,498      1.5%       30.50%      1.52%
  Oncore Value.....................        9,401    $ 10.308725   $     96,912      0.9%       31.28%      0.33%
  Oncore Premier...................       41,234    $ 10.224018   $    421,579      1.4%       30.63%      0.78%
  Oncore & Firstar Oncore Xtra.....       31,261    $ 10.224018   $    319,617      1.4%       30.63%      0.78%
  Oncore Lite......................        1,368    $ 10.224018   $     13,986      1.4%       30.63%      0.78%
                                     ------------                 ------------
                                         133,762                  $  1,370,020
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
BRISTOL SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................        2,114    $  7.842290   $     16,579      1.1%      -21.58%      0.00%       5/1/02
  Top Plus.........................        4,625    $  7.852697   $     36,321      0.9%      -21.47%      0.00%       5/1/02
  Top Explorer.....................       15,474    $  7.831903   $    121,193      1.3%      -21.68%      0.00%       5/1/02
  Oncore Value.....................        9,173    $  7.852697   $     72,037      0.9%      -21.47%      0.00%       5/1/02
  Oncore Premier...................        5,413    $  7.826725   $     42,360      1.4%      -21.73%      0.00%       5/1/02
  Oncore Xtra......................        5,313    $  7.826725   $     41,582      1.4%      -21.73%      0.00%       5/1/02
  Oncore Lite......................          576    $  7.826725   $      4,507      1.4%      -21.73%      0.00%       5/1/02
                                     ------------                 ------------
                                          42,688                  $    334,579
                                     ------------                 ------------
BRYTON GROWTH SUBACCOUNT
2005
  Top Tradition....................        7,262    $ 10.050205   $     72,989      1.1%        3.17%      0.02%
  Top Plus.........................        6,105    $ 10.123465   $     61,800      0.9%        3.38%      0.02%
  Top Explorer.....................       12,938    $  9.977577   $    129,087      1.3%        2.97%      0.02%
  Oncore Flex......................          570    $  9.905614   $      5,651      1.5%        2.77%      0.02%
  Oncore & Firstar Oncore Value....      165,846    $ 10.123465   $  1,678,940      0.9%        3.38%      0.03%
  Oncore & Firstar Oncore
     Premier.......................      200,956    $  9.941498   $  1,997,807      1.4%        2.87%      0.03%
  Oncore & Firstar Oncore Xtra.....      199,913    $  9.941498   $  1,987,435      1.4%        2.87%      0.03%
  Oncore & Firstar Oncore Lite.....      279,045    $  9.941498   $  2,774,112      1.4%        2.87%      0.03%
                                     ------------                 ------------
                                         872,635                  $  8,707,821
                                     ------------                 ------------
2004
  Top Tradition....................        9,643    $  9.741115   $     93,929      1.1%        6.33%      0.00%
  Top Plus.........................       11,068    $  9.792756   $    108,383      0.9%        6.54%      0.00%
  Top Explorer.....................       24,711    $  9.689786   $    239,446      1.3%        6.12%      0.00%
  Oncore Flex......................          142    $  9.638831   $      1,372      1.5%        5.91%      0.00%
  Oncore Value.....................       20,773    $  9.792756   $    203,422      0.9%        6.54%      0.00%
  Oncore Premier...................       42,009    $  9.664253   $    405,985      1.4%        6.01%      0.00%
  Oncore & Firstar Oncore Xtra.....       76,016    $  9.664253   $    734,640      1.4%        6.01%      0.00%
  Oncore Lite......................        3,324    $  9.664253   $     32,123      1.4%        6.01%      0.00%
                                     ------------                 ------------
                                         187,686                  $  1,819,300
                                     ------------                 ------------
2003
  Top Tradition....................       13,953    $  9.161204   $    127,830      1.1%       34.14%      0.00%
  Top Plus.........................        9,615    $  9.191509   $     88,378      0.9%       34.40%      0.00%
  Top Explorer.....................       24,726    $  9.131024   $    225,776      1.3%       33.87%      0.00%
  Oncore Value.....................       14,798    $  9.191509   $    136,013      0.9%       34.40%      0.00%
  Oncore Premier...................       40,264    $  9.115981   $    367,051      1.4%       33.74%      0.00%
  Oncore Xtra......................       45,266    $  9.115981   $    412,642      1.4%       33.74%      0.00%
  Oncore Lite......................        2,113    $  9.115981   $     19,259      1.4%       33.74%      0.00%
                                     ------------                 ------------
                                         150,735                  $  1,376,949
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
BRYTON GROWTH SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................        3,554    $  6.829705   $     24,272      1.1%      -31.70%      0.00%       5/1/02
  Top Plus.........................        7,090    $  6.838775   $     48,485      0.9%      -31.61%      0.00%       5/1/02
  Top Explorer.....................       14,319    $  6.820655   $     97,662      1.3%      -31.79%      0.00%       5/1/02
  Oncore Value.....................        9,188    $  6.838775   $     62,838      0.9%      -31.61%      0.00%       5/1/02
  Oncore Premier...................       18,551    $  6.816137   $    126,448      1.4%      -31.84%      0.00%       5/1/02
  Oncore Xtra......................        6,525    $  6.816137   $     44,475      1.4%      -31.84%      0.00%       5/1/02
  Oncore Lite......................          690    $  6.816137   $      4,702      1.4%      -31.84%      0.00%       5/1/02
                                     ------------                 ------------
                                          59,917                  $    408,882
                                     ------------                 ------------
U.S. EQUITY SUBACCOUNT
2005
  Oncore Flex......................          360    $ 12.419343   $      4,467      1.5%        7.11%      0.00%
  Oncore Value.....................       72,503    $ 12.542147   $    909,348      0.9%        7.74%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      356,148    $ 12.439661   $  4,430,357      1.4%        7.21%      0.00%
  Oncore & Firstar Oncore Xtra.....      165,953    $ 12.439661   $  2,064,401      1.4%        7.21%      0.00%
  Oncore Lite......................      388,993    $ 12.439661   $  4,838,937      1.4%        7.21%      0.00%
                                     ------------                 ------------
                                         983,957                  $ 12,247,510
                                     ------------                 ------------
2004
  Oncore Flex......................        3,337    $ 11.595024   $     38,690      1.5%       15.95%      0.00%       5/3/04
  Oncore Value.....................       28,484    $ 11.640680   $    331,579      0.9%       16.41%      0.00%       5/3/04
  Oncore & Firstar Oncore
     Premier.......................      190,848    $ 11.602603   $  2,214,332      1.4%       16.03%      0.00%       5/3/04
  Oncore & Firstar Oncore Xtra.....       59,312    $ 11.602603   $    688,173      1.4%       16.03%      0.00%       5/3/04
  Oncore Lite......................      123,625    $ 11.602603   $  1,434,373      1.4%       16.03%      0.00%       5/3/04
                                     ------------                 ------------
                                         405,606                  $  4,707,147
                                     ------------                 ------------
BALANCED SUBACCOUNT
2005
  Oncore Flex......................          724    $ 11.437239   $      8,276      1.5%        1.95%      0.35%
  Oncore Value.....................       30,508    $ 11.550361   $    352,384      0.9%        2.55%      0.29%
  Oncore & Firstar Oncore
     Premier.......................       62,832    $ 11.455950   $    719,798      1.4%        2.05%      0.28%
  Oncore Xtra......................      100,685    $ 11.455950   $  1,153,443      1.4%        2.05%      0.28%
  Oncore Lite......................      161,631    $ 11.455950   $  1,851,642      1.4%        2.05%      0.28%
                                     ------------                 ------------
                                         356,380                  $  4,085,543
                                     ------------                 ------------
2004
  Oncore Flex......................          178    $ 11.218760   $      1,998      1.5%       12.19%      0.00%       5/3/04
  Oncore Value.....................        7,633    $ 11.262923   $     85,969      0.9%       12.63%      0.00%       5/3/04
  Oncore & Firstar Oncore
     Premier.......................       28,154    $ 11.226079   $    316,065      1.4%       12.26%      0.00%       5/3/04
  Oncore Xtra......................       53,809    $ 11.226079   $    604,060      1.4%       12.26%      0.00%       5/3/04
  Oncore Lite......................       58,596    $ 11.226079   $    657,805      1.4%       12.26%      0.00%       5/3/04
                                     ------------                 ------------
                                         148,370                  $  1,665,897
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
COVERED CALL SUBACCOUNT
2005
  Top Plus.........................          196    $ 10.235413   $      2,006      0.9%        2.35%      0.00%      11/2/05
  Oncore Flex......................        4,917    $ 10.799790   $     53,100      1.5%        1.46%      0.00%
  Oncore Value.....................       66,981    $ 10.906590   $    730,530      0.9%        2.06%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       65,416    $ 10.817466   $    707,632      1.4%        1.56%      0.00%
  Oncore & Firstar Oncore Xtra.....       73,699    $ 10.817466   $    797,232      1.4%        1.56%      0.00%
  Oncore & Firstar Oncore Lite.....      167,931    $ 10.817466   $  1,816,602      1.4%        1.56%      0.00%
                                     ------------                 ------------
                                         379,140                  $  4,107,102
                                     ------------                 ------------
2004
  Oncore Flex......................        3,003    $ 10.644429   $     31,962      1.5%        6.44%      0.00%       5/3/04
  Oncore Value.....................       28,221    $ 10.686342   $    301,580      0.9%        6.86%      0.00%       5/3/04
  Oncore & Firstar Oncore
     Premier.......................       11,817    $ 10.651383   $    125,872      1.4%        6.51%      0.00%       5/3/04
  Oncore & Firstar Oncore Xtra.....       63,366    $ 10.651383   $    674,940      1.4%        6.51%      0.00%       5/3/04
  Oncore & Firstar Oncore Lite.....       77,546    $ 10.651383   $    825,967      1.4%        6.51%      0.00%       5/3/04
                                     ------------                 ------------
                                         183,953                  $  1,960,321
                                     ------------                 ------------
TARGET VIP SUBACCOUNT
2005
  Top Tradition....................          254    $ 10.122377   $      2,572      1.1%        1.22%      0.00%      11/2/05
  Oncore Flex......................       75,791    $ 10.116026   $    766,705      1.5%        1.16%      0.00%      11/2/05
  Oncore Value.....................        3,605    $ 10.125566   $     36,505      0.9%        1.26%      0.00%      11/2/05
  Oncore Premier...................        1,731    $ 10.117607   $     17,516      1.4%        1.18%      0.00%      11/2/05
  Oncore Xtra......................        7,135    $ 10.117607   $     72,193      1.4%        1.18%      0.00%      11/2/05
  Oncore Lite......................       51,678    $ 10.117607   $    522,847      1.4%        1.18%      0.00%      11/2/05
                                     ------------                 ------------
                                         140,194                  $  1,418,338
                                     ------------                 ------------
TARGET EQUITY/INCOME SUBACCOUNT
2005
  Top Tradition....................        2,020    $ 10.112390   $     20,429      1.1%        1.12%      0.00%      11/2/05
  Oncore Flex......................       75,000    $ 10.106042   $    757,953      1.5%        1.06%      0.00%      11/2/05
  Oncore Value.....................       30,860    $ 10.115577   $    312,169      0.9%        1.16%      0.00%      11/2/05
  Oncore Premier...................      139,489    $ 10.107627   $  1,409,904      1.4%        1.08%      0.00%      11/2/05
  Oncore Xtra......................        6,746    $ 10.107627   $     68,186      1.4%        1.08%      0.00%      11/2/05
  Oncore Lite......................       98,317    $ 10.107627   $    993,746      1.4%        1.08%      0.00%      11/2/05
                                     ------------                 ------------
                                         352,432                  $  3,562,387
                                     ------------                 ------------
DOW TARGET 10 PORTFOLIOS (NOTE 4):
FIRST QUARTER SUBACCOUNT
2005
  Top Tradition....................          555    $ 10.122592   $      5,617      1.1%       -7.24%      0.00%
  Top Plus.........................          491    $ 10.243391   $      5,032      0.9%       -7.06%      0.00%
  Top Explorer.....................        1,096    $ 10.003354   $     10,959      1.3%       -7.43%      0.00%
  Oncore Flex......................        6,493    $  9.867028   $     64,064      1.5%       -7.61%      0.00%
  Oncore & Firstar Oncore Value....       24,235    $ 10.284567   $    249,245      0.9%       -7.06%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      133,633    $  9.935236   $  1,327,671      1.4%       -7.52%      0.00%
  Oncore & Firstar Oncore Xtra.....       35,345    $  9.935236   $    351,160      1.4%       -7.52%      0.00%
  Oncore Lite......................       18,854    $  9.935236   $    187,336      1.4%       -7.52%      0.00%
                                     ------------                 ------------
                                         220,702                  $  2,201,084
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
DOW TARGET 10 PORTFOLIOS (NOTE 4): (CONTINUED)
FIRST QUARTER SUBACCOUNT (CONTINUED)
2004
  Top Tradition.............................        1,889    $ 10.913089   $     20,610      1.1%        2.09%      0.00%
  Top Plus..................................          491    $ 11.021522   $      5,414      0.9%        2.29%      0.00%
  Top Explorer..............................          941    $ 10.805814   $     10,165      1.3%        1.88%      0.00%
  Oncore Flex...............................       23,583    $ 10.679548   $    251,858      1.5%        1.68%      0.00%
  Oncore & Firstar Oncore Value.............       31,655    $ 11.065824   $    350,294      0.9%        2.29%      0.00%
  Oncore & Firstar Oncore Premier...........      144,729    $ 10.742820   $  1,554,795      1.4%        1.78%      0.00%
  Oncore & Firstar Oncore Xtra..............       39,970    $ 10.742820   $    429,386      1.4%        1.78%      0.00%
  Oncore Lite...............................       15,564    $ 10.742820   $    167,202      1.4%        1.78%      0.00%
                                              ------------                 ------------
                                                  258,822                  $  2,789,724
                                              ------------                 ------------
2003
  Top Tradition.............................        1,589    $ 10.689982   $     16,981      1.1%       23.88%      3.26%
  Top Explorer..............................        3,025    $ 10.605901   $     32,086      1.3%       23.64%      3.25%
  Oncore Flex...............................       28,325    $ 10.502718   $    297,487      1.5%       23.40%      3.25%
  Oncore & Firstar Oncore Value.............       37,842    $ 10.818103   $    409,382      0.9%       24.13%      3.10%
  Oncore & Firstar Oncore Premier...........      153,537    $ 10.554517   $  1,620,518      1.4%       23.52%      3.18%
  Oncore & Firstar Oncore Xtra..............       27,667    $ 10.554517   $    292,010      1.4%       23.52%      3.18%
  Oncore Lite...............................        7,386    $ 10.554517   $     77,951      1.4%       23.52%      3.18%
                                              ------------                 ------------
                                                  259,371                  $  2,746,415
                                              ------------                 ------------
2002
  Top Tradition.............................           63    $  8.628992   $        540      1.1%      -11.72%      2.01%
  Top Explorer..............................          112    $  8.578048   $        964      1.3%      -11.89%      3.15%
  Oncore Flex...............................          492    $  8.511345   $      4,191      1.5%      -12.07%      2.89%
  Oncore & Firstar Oncore Value.............       14,343    $  8.715175   $    125,005      0.9%      -11.54%      2.74%
  Oncore & Firstar Oncore Premier...........       25,594    $  8.544896   $    218,690      1.4%      -11.98%      2.93%
  Oncore & Firstar Oncore Xtra..............        2,225    $  8.544896   $     19,015      1.4%      -11.98%      2.93%
  Oncore Lite...............................          933    $  8.544896   $      7,972      1.4%      -11.98%      2.93%
                                              ------------                 ------------
                                                   43,762                  $    376,377
                                              ------------                 ------------
2001
  Top Tradition.............................          264    $  9.774322   $      2,576      1.1%       -4.57%      1.67%
  Top Explorer..............................           48    $  9.735872   $        467      1.3%       -4.76%      1.65%
  Oncore Flex...............................          725    $  9.679279   $      7,020      1.5%       -4.95%      1.64%
  Oncore & Firstar Oncore Value.............       24,143    $  9.852414   $    237,865      0.9%       -4.38%      1.65%
  Oncore & Firstar Oncore Premier...........       29,963    $  9.707846   $    290,888      1.4%       -4.86%      1.62%
  Oncore & Firstar Oncore Xtra..............          733    $  9.707846   $      7,112      1.4%       -4.86%      1.62%
                                              ------------                 ------------
                                                   55,876                  $    545,928
                                              ------------                 ------------
SECOND QUARTER SUBACCOUNT
2005
  Top Tradition.............................          162    $ 12.157413   $      1,965      1.1%       -3.67%      0.00%
  Top Explorer..............................        2,151    $ 12.020151   $     25,861      1.3%       -3.86%      0.00%
  Oncore Flex...............................          496    $ 11.102141   $      5,505      1.5%       -4.05%      0.00%
  Oncore & Firstar Oncore Value.............       31,140    $ 11.555629   $    359,844      0.9%       -3.48%      0.00%
  Oncore & Firstar Oncore Premier...........      134,973    $ 11.176238   $  1,508,487      1.4%       -3.95%      0.00%
  Oncore & Firstar Oncore Xtra..............       75,262    $ 11.176238   $    841,146      1.4%       -3.95%      0.00%
  Oncore & Firstar Oncore Lite..............       21,012    $ 11.176238   $    234,832      1.4%       -3.95%      0.00%
                                              ------------                 ------------
                                                  265,196                  $  2,977,640
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
DOW TARGET 10 PORTFOLIOS (NOTE 4): (CONTINUED)
SECOND QUARTER SUBACCOUNT (CONTINUED)
2004
  Top Tradition.............................          467    $ 12.620548   $      5,888      1.1%        0.82%      0.00%
  Top Explorer..............................        2,155    $ 12.502660   $     26,938      1.3%        0.62%      0.00%
  Oncore Flex...............................        1,299    $ 11.570552   $     15,026      1.5%        0.42%      0.00%
  Oncore & Firstar Oncore Value.............       30,100    $ 11.972150   $    360,360      0.9%        1.02%      0.00%
  Oncore & Firstar Oncore Premier...........      155,610    $ 11.636337   $  1,810,745      1.4%        0.52%      0.00%
  Oncore & Firstar Oncore Xtra..............       65,873    $ 11.636337   $    766,526      1.4%        0.52%      0.00%
  Oncore & Firstar Oncore Lite..............       13,728    $ 11.636337   $    159,745      1.4%        0.52%      0.00%
                                              ------------                 ------------
                                                  269,232                  $  3,145,228
                                              ------------                 ------------
2003
  Top Tradition.............................          385    $ 12.518333   $      4,821      1.1%       26.97%      2.80%
  Top Explorer..............................        2,252    $ 12.426010   $     27,989      1.3%       26.72%      2.93%
  Oncore Flex...............................        1,446    $ 11.522391   $     16,665      1.5%       26.47%      2.72%
  Oncore & Firstar Oncore Value.............       30,998    $ 11.851641   $    367,382      0.9%       27.22%      2.76%
  Oncore & Firstar Oncore Premier...........      165,780    $ 11.576462   $  1,919,135      1.4%       26.59%      2.89%
  Oncore & Firstar Oncore Xtra..............       79,238    $ 11.576462   $    917,292      1.4%       26.59%      2.89%
  Oncore Lite...............................        8,352    $ 11.576462   $     96,691      1.4%       26.59%      2.89%
                                              ------------                 ------------
                                                  288,451                  $  3,349,975
                                              ------------                 ------------
2002
  Top Tradition.............................            3    $  9.859315   $         32      1.1%       -7.63%      2.06%
  Top Explorer..............................          263    $  9.805947   $      2,577      1.3%       -7.81%      2.12%
  Oncore Flex...............................          923    $  9.110784   $      8,409      1.5%       -7.99%      3.01%
  Oncore & Firstar Oncore Value.............       12,414    $  9.315805   $    115,643      0.9%       -7.44%      4.21%
  Oncore & Firstar Oncore Premier...........       62,170    $  9.144547   $    568,521      1.4%       -7.90%      4.39%
  Oncore & Firstar Oncore Xtra..............        3,466    $  9.144547   $     31,698      1.4%       -7.90%      4.39%
  Oncore Lite...............................          516    $  9.144547   $      4,719      1.4%       -7.90%      4.39%
                                              ------------                 ------------
                                                   79,755                  $    731,599
                                              ------------                 ------------
2001
  Top Explorer..............................          101    $ 10.636662   $      1,078      1.3%       -3.36%      1.88%
  Oncore Flex...............................        1,455    $  9.902143   $     14,403      1.5%       -3.55%      1.78%
  Oncore & Firstar Oncore Value.............       22,941    $ 10.065069   $    230,906      0.9%       -2.97%      1.79%
  Oncore & Firstar Oncore Premier...........      100,471    $  9.929047   $    997,570      1.4%       -3.45%      1.77%
  Oncore & Firstar Oncore Xtra..............        1,239    $  9.929047   $     12,307      1.4%       -3.45%      1.77%
                                              ------------                 ------------
                                                  126,207                  $  1,256,264
                                              ------------                 ------------
THIRD QUARTER SUBACCOUNT
2005
  Top Tradition.............................        1,612    $ 11.849075   $     19,107      1.1%       -6.45%      0.00%
  Top Explorer..............................        7,558    $ 11.721071   $     88,583      1.3%       -6.63%      0.00%
  Oncore & Firstar Oncore Flex..............       11,590    $  9.072397   $    105,145      1.5%       -6.82%      0.00%
  Oncore & Firstar Oncore Value.............       78,645    $  9.429101   $    741,553      0.9%       -6.26%      0.00%
  Oncore & Firstar Oncore Premier...........      131,028    $  9.130719   $  1,196,378      1.4%       -6.72%      0.00%
  Oncore & Firstar Oncore Xtra..............       42,047    $  9.130719   $    383,924      1.4%       -6.72%      0.00%
  Oncore Lite...............................       38,720    $  9.130719   $    353,540      1.4%       -6.72%      0.00%
                                              ------------                 ------------
                                                  311,200                  $  2,888,230
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
DOW TARGET 10 PORTFOLIOS (NOTE 4): (CONTINUED)
THIRD QUARTER SUBACCOUNT (CONTINUED)
2004
  Top Tradition.............................        2,487    $ 12.665868   $     31,496      1.1%        2.21%      0.00%
  Top Explorer..............................        8,719    $ 12.553757   $    109,462      1.3%        2.01%      0.00%
  Oncore & Firstar Oncore Flex..............       11,626    $  9.736068   $    113,189      1.5%        1.81%      0.00%
  Oncore & Firstar Oncore Value.............       74,755    $ 10.059185   $    751,972      0.9%        2.42%      0.00%
  Oncore & Firstar Oncore Premier...........      155,269    $  9.789027   $  1,519,938      1.4%        1.91%      0.00%
  Oncore & Firstar Oncore Xtra..............       46,071    $  9.789027   $    450,986      1.4%        1.91%      0.00%
  Oncore Lite...............................       30,819    $  9.789027   $    301,687      1.4%        1.91%      0.00%
                                              ------------                 ------------
                                                  329,746                  $  3,278,730
                                              ------------                 ------------
2003
  Top Tradition.............................        2,474    $ 12.391628   $     30,659      1.1%       23.11%      3.07%
  Top Explorer..............................        8,658    $ 12.306306   $    106,552      1.3%       22.87%      2.02%
  Oncore & Firstar Oncore Flex..............       11,291    $  9.563072   $    107,974      1.5%       22.63%      3.19%
  Oncore & Firstar Oncore Value.............       63,987    $  9.821865   $    628,468      0.9%       23.36%      3.04%
  Oncore & Firstar Oncore Premier...........      169,253    $  9.605588   $  1,625,778      1.4%       22.75%      2.93%
  Oncore & Firstar Oncore Xtra..............       56,680    $  9.605588   $    544,440      1.4%       22.75%      3.03%
  Oncore Lite...............................       16,272    $  9.605588   $    156,305      1.4%       22.75%      3.03%
                                              ------------                 ------------
                                                  328,615                  $  3,200,176
                                              ------------                 ------------
2002
  Top Tradition.............................          688    $ 10.065103   $      6,925      1.1%       -9.51%      3.19%
  Top Plus..................................        1,160    $ 10.114945   $     11,732      0.9%       -9.34%      1.70%
  Top Explorer..............................          192    $ 10.015563   $      1,927      1.3%       -9.69%      2.57%
  Oncore Flex...............................          338    $  7.798307   $      2,637      1.5%       -9.87%      2.40%
  Oncore & Firstar Oncore Value.............       35,258    $  7.962073   $    280,727      0.9%       -9.34%      2.50%
  Oncore & Firstar Oncore Premier...........       68,176    $  7.825283   $    533,493      1.4%       -9.78%      2.45%
  Oncore & Firstar Oncore Xtra..............       16,111    $  7.825283   $    126,075      1.4%       -9.78%      2.45%
  Oncore Lite...............................        1,289    $  7.825283   $     10,087      1.4%       -9.78%      2.45%
                                              ------------                 ------------
                                                  123,212                  $    973,603
                                              ------------                 ------------
2001
  Top Tradition.............................          166    $ 11.123504   $      1,848      1.1%       -4.43%      1.82%
  Top Explorer..............................          153    $ 11.090680   $      1,692      1.3%       -4.62%      1.65%
  Oncore Flex...............................          455    $  8.652487   $      3,940      1.5%       -4.81%      0.93%
  Oncore & Firstar Oncore Value.............       32,826    $  8.781917   $    288,271      0.9%       -4.24%      1.59%
  Oncore & Firstar Oncore Premier...........       80,730    $  8.673860   $    700,246      1.4%       -4.71%      1.58%
  Oncore & Firstar Oncore Xtra..............        9,709    $  8.673860   $     84,212      1.4%       -4.71%      1.58%
                                              ------------                 ------------
                                                  124,039                  $  1,080,209
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
DOW TARGET 10 PORTFOLIOS (NOTE 4): (CONTINUED)
FOURTH QUARTER SUBACCOUNT
2005
  Top Tradition.............................          944    $ 12.230451   $     11,542      1.1%       -5.54%      0.00%
  Top Plus..................................          339    $ 12.358123   $      4,185      0.9%       -5.35%      0.00%
  Top Explorer..............................          702    $ 12.104285   $      8,498      1.3%       -5.73%      0.00%
  Oncore Flex...............................        7,472    $ 10.227332   $     76,422      1.5%       -5.91%      0.00%
  Oncore & Firstar Oncore Value.............       22,574    $ 10.613529   $    239,592      0.9%       -5.35%      0.00%
  Oncore & Firstar Oncore Premier...........       87,456    $ 10.290509   $    899,969      1.4%       -5.82%      0.00%
  Oncore & Firstar Oncore Xtra..............       41,856    $ 10.290509   $    430,720      1.4%       -5.82%      0.00%
  Oncore Lite...............................       34,639    $ 10.290509   $    356,455      1.4%       -5.82%      0.00%
                                              ------------                 ------------
                                                  195,982                  $  2,027,383
                                              ------------                 ------------
2004
  Top Tradition.............................        1,874    $ 12.947669   $     24,267      1.1%        0.04%      0.00%
  Top Plus..................................          348    $ 13.056995   $      4,543      0.9%        0.23%      0.00%
  Top Explorer..............................          738    $ 12.839375   $      9,480      1.3%       -0.16%      0.00%
  Oncore & Firstar Oncore Flex..............        8,286    $ 10.869807   $     90,062      1.5%       -0.36%      0.00%
  Oncore & Firstar Oncore Value.............       24,956    $ 11.213748   $    279,851      0.9%        0.23%      0.00%
  Oncore & Firstar Oncore Premier...........       97,060    $ 10.926212   $  1,060,497      1.4%       -0.26%      0.00%
  Oncore & Firstar Oncore Xtra..............       41,599    $ 10.926212   $    454,522      1.4%       -0.26%      0.00%
  Oncore Lite...............................       22,424    $ 10.926212   $    245,012      1.4%       -0.26%      0.00%
                                              ------------                 ------------
                                                  197,285                  $  2,168,234
                                              ------------                 ------------
2003
  Top Tradition.............................        1,882    $ 12.943122   $     24,357      1.1%       22.47%      2.74%
  Top Plus..................................          586    $ 13.026525   $      7,632      0.9%       22.71%      2.58%
  Top Explorer..............................        2,051    $ 12.860334   $     26,376      1.3%       22.23%      2.86%
  Oncore & Firstar Oncore Flex..............        9,876    $ 10.909110   $    107,740      1.5%       21.99%      2.59%
  Oncore & Firstar Oncore Value.............       48,093    $ 11.187585   $    538,048      0.9%       22.71%      2.73%
  Oncore & Firstar Oncore Premier...........      111,363    $ 10.954905   $  1,219,963      1.4%       22.11%      2.83%
  Oncore & Firstar Oncore Xtra..............       47,113    $ 10.954905   $    516,123      1.4%       22.11%      2.83%
  Oncore Lite...............................        9,117    $ 10.954905   $     99,881      1.4%       22.11%      2.83%
                                              ------------                 ------------
                                                  230,081                  $  2,540,120
                                              ------------                 ------------
2002
  Top Tradition.............................          727    $ 10.568571   $      7,684      1.1%       -6.70%      2.48%
  Top Explorer..............................          169    $ 10.521716   $      1,780      1.3%       -6.89%      2.52%
  Oncore & Firstar Oncore Flex..............        8,445    $  8.942927   $     75,521      1.5%       -7.07%      2.43%
  Oncore & Firstar Oncore Value.............       10,579    $  9.117076   $     96,453      0.9%       -6.52%      2.26%
  Oncore & Firstar Oncore Premier...........       37,078    $  8.971626   $    332,645      1.4%       -6.98%      2.38%
  Oncore & Firstar Oncore Xtra..............       10,433    $  8.971626   $     93,600      1.4%       -6.98%      2.38%
  Oncore Lite...............................        1,530    $  8.971626   $     13,727      1.4%       -6.98%      2.38%
                                              ------------                 ------------
                                                   68,961                  $    621,410
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
DOW TARGET 10 PORTFOLIOS (NOTE 4): (CONTINUED)
FOURTH QUARTER SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................          620    $ 11.327983   $      7,023      1.1%       -2.66%      1.85%
  Top Explorer.....................          123    $ 11.300106   $      1,392      1.3%       -2.85%      1.61%
  Oncore & Firstar Oncore Flex.....        8,584    $  9.623510   $     82,605      1.5%       -3.04%      1.45%
  Oncore & Firstar Oncore Value....       14,100    $  9.752850   $    137,519      0.9%       -2.46%      1.48%
  Oncore & Firstar Oncore
     Premier.......................       48,811    $  9.644863   $    470,769      1.4%       -2.95%      1.43%
  Oncore & Firstar Oncore Xtra.....        3,228    $  9.644863   $     31,134      1.4%       -2.95%      1.43%
  Oncore Lite......................        1,073    $  9.644863   $     10,350      1.4%        0.55%      1.43%      4/17/01
                                     ------------                 ------------
                                          76,539                  $    740,792
                                     ------------                 ------------
FEBRUARY SUBACCOUNT
2002
  Top Tradition....................        1,581    $  9.415504   $     14,889      1.1%      -11.16%      4.35%
  Top Explorer.....................        1,932    $  9.361415   $     18,083      1.3%      -11.33%      4.27%
  Oncore Flex......................       22,458    $  9.138457   $    205,228      1.5%      -11.51%      4.97%
  Oncore & Firstar Oncore Value....       11,033    $  9.353078   $    103,188      0.9%      -10.98%      3.99%
  Oncore & Firstar Oncore
     Premier.......................       52,528    $  9.173787   $    481,884      1.4%      -11.42%      4.04%
  Oncore & Firstar Oncore Xtra.....        2,576    $  9.173787   $     23,636      1.4%      -11.42%      4.04%
  Oncore Lite......................          632    $  9.173787   $      5,796      1.4%      -11.42%      4.04%
                                     ------------                 ------------
                                          92,740                  $    852,704
                                     ------------                 ------------
2001
  Top Tradition....................        1,216    $ 10.597795   $     12,884      1.1%       -5.49%      1.73%
  Top Explorer.....................        1,377    $ 10.557785   $     14,543      1.3%       -5.67%      1.75%
  Oncore Flex......................       30,185    $ 10.326726   $    311,708      1.5%       -5.86%      1.73%
  Oncore & Firstar Oncore Value....       15,392    $ 10.506686   $    161,721      0.9%       -5.30%      1.67%
  Oncore & Firstar Oncore
     Premier.......................       62,475    $ 10.356416   $    647,023      1.4%       -5.77%      1.75%
  Oncore & Firstar Oncore Xtra.....        1,676    $ 10.356416   $     17,356      1.4%       -5.77%      1.75%
                                     ------------                 ------------
                                         112,321                  $  1,165,235
                                     ------------                 ------------
MARCH SUBACCOUNT
2002
  Top Tradition....................          316    $ 10.180415   $      3,215      1.1%      -11.65%      4.17%
  Top Explorer.....................          442    $ 10.123510   $      4,472      1.3%      -11.83%      5.06%
  Oncore Flex......................        8,515    $  8.711499   $     74,175      1.5%      -12.00%      4.07%
  Oncore & Firstar Oncore Value....       14,966    $  8.912035   $    133,377      0.9%      -11.48%      4.08%
  Oncore & Firstar Oncore
     Premier.......................       66,995    $  8.744519   $    585,844      1.4%      -11.91%      4.15%
  Oncore & Firstar Oncore Xtra.....        3,048    $  8.744519   $     26,656      1.4%      -11.91%      4.15%
  Oncore Lite......................        1,048    $  8.744519   $      9,166      1.4%      -11.91%      4.15%
                                     ------------                 ------------
                                          95,330                  $    836,905
                                     ------------                 ------------
2001
  Top Tradition....................          285    $ 11.523204   $      3,285      1.1%       -6.01%      1.80%
  Top Explorer.....................           91    $ 11.481491   $      1,049      1.3%       -6.20%      1.83%
  Oncore Flex......................        9,713    $  9.899611   $     96,156      1.5%       -6.38%      1.67%
  Oncore & Firstar Oncore Value....       18,688    $ 10.067556   $    188,146      0.9%       -5.82%      1.69%
  Oncore & Firstar Oncore
     Premier.......................       72,336    $  9.927334   $    718,094      1.4%       -6.29%      1.68%
  Oncore & Firstar Oncore Xtra.....          184    $  9.927334   $      1,827      1.4%       -6.29%      1.68%
                                     ------------                 ------------
                                         101,297                  $  1,008,557
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
DOW TARGET 10 PORTFOLIOS (NOTE 4): (CONTINUED)
MAY SUBACCOUNT
2002
  Top Tradition.............................          349    $ 10.234544   $      3,573      1.1%       -8.93%      3.08%
  Top Explorer..............................        1,594    $ 10.180683   $     16,227      1.3%       -9.11%      3.23%
  Oncore & Firstar Oncore Value.............       15,461    $  8.436159   $    130,431      0.9%       -8.75%      3.59%
  Oncore & Firstar Oncore Premier...........       61,041    $  8.284283   $    505,682      1.4%       -9.20%      3.64%
  Oncore & Firstar Oncore Xtra..............       11,143    $  8.284283   $     92,311      1.4%       -9.20%      3.64%
  Oncore Lite...............................          627    $  8.284283   $      5,193      1.4%       -9.20%      3.64%
                                              ------------                 ------------
                                                   90,215                  $    753,417
                                              ------------                 ------------
2001
  Top Tradition.............................            8    $ 11.238224   $         88      1.1%       -2.58%      1.63%
  Top Explorer..............................          222    $ 11.201228   $      2,485      1.3%       -2.77%      1.66%
  Oncore Flex...............................        1,112    $  9.099753   $     10,116      1.5%       -2.97%      1.66%
  Oncore & Firstar Oncore Value.............       18,283    $  9.245139   $    169,028      0.9%       -2.39%      1.64%
  Oncore & Firstar Oncore Premier...........       77,593    $  9.123748   $    707,949      1.4%       -2.87%      1.61%
  Oncore & Firstar Oncore Xtra..............        1,703    $  9.123748   $     15,536      1.4%       -2.87%      1.61%
                                              ------------                 ------------
                                                   98,921                  $    905,202
                                              ------------                 ------------
JUNE SUBACCOUNT
2002
  Top Tradition.............................          131    $  9.588094   $      1,260      1.1%       -8.62%      3.38%
  Top Explorer..............................          317    $  9.539217   $      3,020      1.3%       -8.80%      3.41%
  Oncore Flex...............................          891    $  7.998160   $      7,128      1.5%       -8.98%      3.32%
  Oncore & Firstar Oncore Value.............       15,904    $  8.170105   $    129,936      0.9%       -8.43%      3.31%
  Oncore & Firstar Oncore Premier...........       55,658    $  8.026498   $    446,735      1.4%       -8.89%      3.37%
  Oncore & Firstar Oncore Xtra..............       57,647    $  8.026498   $    462,707      1.4%       -8.89%      3.37%
  Oncore Lite...............................          749    $  8.026498   $      6,014      1.4%       -8.89%      3.37%
                                              ------------                 ------------
                                                  131,297                  $  1,056,800
                                              ------------                 ------------
2001
  Top Tradition.............................           70    $ 10.492033   $        730      1.1%       -2.39%      1.06%
  Top Explorer..............................          317    $ 10.459236   $      3,313      1.3%       -2.58%      1.63%
  Oncore Flex...............................        1,186    $  8.786883   $     10,420      1.5%       -2.78%      1.51%
  Oncore & Firstar Oncore Value.............       18,360    $  8.922657   $    163,821      0.9%       -2.19%      1.50%
  Oncore & Firstar Oncore Premier...........       72,427    $  8.809318   $    638,034      1.4%       -2.68%      1.52%
  Oncore & Firstar Oncore Xtra..............       14,025    $  8.809318   $    123,554      1.4%       -2.68%      1.52%
                                              ------------                 ------------
                                                  106,385                  $    939,872
                                              ------------                 ------------
AUGUST SUBACCOUNT
2002
  Top Tradition.............................          234    $  9.674458   $      2,267      1.1%       -8.58%      3.17%
  Top Explorer..............................        8,676    $  9.628330   $     83,531      1.3%       -8.76%      3.31%
  Oncore Flex...............................        5,113    $  7.770595   $     39,735      1.5%       -8.94%      2.65%
  Oncore & Firstar Oncore Value.............        9,922    $  7.930049   $     78,681      0.9%       -8.39%      2.60%
  Oncore & Firstar Oncore Premier...........       43,564    $  7.796877   $    339,662      1.4%       -8.85%      2.67%
  Oncore & Firstar Oncore Xtra..............       10,763    $  7.796877   $     83,920      1.4%       -8.85%      2.67%
  Oncore Lite...............................        1,914    $  7.796877   $     14,923      1.4%       -8.85%      2.67%
                                              ------------                 ------------
                                                   80,186                  $    642,719
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
DOW TARGET 10 PORTFOLIOS (NOTE 4): (CONTINUED)
AUGUST SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................          137    $ 10.581981   $      1,446      1.1%       -4.11%      2.08%
  Top Explorer.....................        3,648    $ 10.552392   $     38,494      1.3%       -4.30%      1.86%
  Oncore Flex......................        5,320    $  8.533203   $     45,396      1.5%       -4.49%      1.65%
  Oncore & Firstar Oncore Value....       12,287    $  8.656762   $    106,361      0.9%       -3.92%      1.66%
  Oncore & Firstar Oncore
     Premier.......................       57,718    $  8.553624   $    493,710      1.4%       -4.39%      1.60%
  Oncore Xtra......................        5,567    $  8.553624   $     47,618      1.4%       -4.39%      1.60%
                                     ------------                 ------------
                                          84,677                  $    733,025
                                     ------------                 ------------
SEPTEMBER SUBACCOUNT
2002
  Top Tradition....................        2,127    $  9.110959   $     19,381      1.1%       -8.86%      2.58%
  Top Explorer.....................          163    $  9.069034   $      1,481      1.3%       -9.04%      2.90%
  Oncore & Firstar Oncore Flex.....       12,137    $  7.692318   $     93,359      1.5%       -9.22%      2.50%
  Oncore & Firstar Oncore Value....       22,187    $  7.845961   $    174,075      0.9%       -8.68%      2.50%
  Oncore & Firstar Oncore
     Premier.......................       37,691    $  7.717646   $    290,889      1.4%       -9.13%      2.55%
  Oncore & Firstar Oncore Xtra.....        5,053    $  7.717646   $     38,999      1.4%       -9.13%      2.55%
  Oncore Lite......................          668    $  7.717646   $      5,155      1.4%       -9.13%      2.55%
                                     ------------                 ------------
                                          80,026                  $    623,339
                                     ------------                 ------------
2001
  Top Tradition....................        2,071    $  9.996512   $     20,705      1.1%       -5.07%      2.36%
  Top Explorer.....................          115    $  9.970224   $      1,142      1.3%       -5.26%      1.66%
  Oncore & Firstar Oncore Flex.....       12,905    $  8.473433   $    109,346      1.5%       -5.45%      1.38%
  Oncore & Firstar Oncore Value....       24,810    $  8.591526   $    213,162      0.9%       -4.88%      1.39%
  Oncore & Firstar Oncore
     Premier.......................       51,454    $  8.492948   $    437,001      1.4%       -5.35%      1.35%
  Oncore & Firstar Oncore Xtra.....        1,124    $  8.492948   $      9,547      1.4%       -5.35%      1.35%
  Oncore Lite......................          295    $  8.492948   $      2,503      1.4%       -4.52%      1.35%      4/17/01
                                     ------------                 ------------
                                          92,774                  $    793,406
                                     ------------                 ------------
NOVEMBER SUBACCOUNT
2002
  Top Tradition....................        3,163    $  7.926971   $     25,072      1.1%      -13.99%      2.51%
  Top Plus.........................          894    $  7.976817   $      7,135      0.9%      -13.82%      3.33%
  Top Explorer.....................        1,456    $  7.877482   $     11,472      1.3%      -14.16%      2.47%
  Oncore Flex......................        2,701    $  7.828372   $     21,147      1.5%      -14.33%      2.25%
  Oncore & Firstar Oncore Value....       12,656    $  7.976817   $    100,953      0.9%      -13.82%      2.36%
  Oncore & Firstar Oncore
     Premier.......................       40,536    $  7.852855   $    318,319      1.4%      -14.24%      2.43%
  Oncore & Firstar Oncore Xtra.....       15,218    $  7.852855   $    119,503      1.4%      -14.24%      2.43%
  Oncore Lite......................          521    $  7.852855   $      4,092      1.4%      -14.24%      2.43%
                                     ------------                 ------------
                                          77,145                  $    607,693
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
DOW TARGET 10 PORTFOLIOS (NOTE 4): (CONTINUED)
NOVEMBER SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................        2,651    $  9.216288   $     24,431      1.1%       -2.42%      1.41%
  Top Plus.........................          214    $  9.255888   $      1,982      0.9%       -2.22%      1.36%
  Top Explorer.....................        1,240    $  9.176908   $     11,382      1.3%       -2.61%      2.21%
  Oncore Flex......................        4,590    $  9.137733   $     41,940      1.5%       -2.81%      1.39%
  Oncore & Firstar Oncore Value....       14,725    $  9.255888   $    136,289      0.9%       -2.22%      1.41%
  Oncore & Firstar Oncore
     Premier.......................       41,526    $  9.157275   $    380,269      1.4%       -2.71%      1.35%
  Oncore & Firstar Oncore Xtra.....       11,728    $  9.157275   $    107,397      1.4%       -2.71%      1.35%
  Oncore Lite......................          246    $  9.157275   $      2,250      1.4%       -0.32%      1.35%      4/17/01
                                     ------------                 ------------
                                          76,920                  $    705,940
                                     ------------                 ------------
DECEMBER SUBACCOUNT
2002
  Top Tradition....................          237    $  8.263209   $      1,956      1.1%      -14.53%      4.20%
  Top Plus.........................          331    $  8.313818   $      2,754      0.9%      -14.36%      2.31%
  Top Explorer.....................        1,129    $  8.212927   $      9,270      1.3%      -14.70%      2.50%
  Oncore Flex......................          500    $  8.163072   $      4,082      1.5%      -14.86%      2.34%
  Oncore & Firstar Oncore Value....        8,368    $  8.313818   $     69,574      0.9%      -14.36%      2.29%
  Oncore & Firstar Oncore
     Premier.......................       27,878    $  8.187941   $    228,266      1.4%      -14.78%      2.45%
  Oncore & Firstar Oncore Xtra.....       10,013    $  8.187941   $     81,983      1.4%      -14.78%      2.45%
  Oncore Lite......................          800    $  8.187941   $      6,551      1.4%      -14.78%      2.45%
                                     ------------                 ------------
                                          49,256                  $    404,436
                                     ------------                 ------------
2001
  Top Tradition....................           61    $  9.667527   $        591      1.1%       -1.97%      1.28%
  Top Plus.........................          388    $  9.707487   $      3,766      0.9%       -1.77%      1.26%
  Top Explorer.....................          994    $  9.627760   $      9,572      1.3%       -2.17%      2.62%
  Oncore Flex......................          633    $  9.588243   $      6,066      1.5%       -2.36%      1.28%
  Oncore & Firstar Oncore Value....       10,587    $  9.707487   $    102,773      0.9%       -1.77%      1.28%
  Oncore & Firstar Oncore
     Premier.......................       30,835    $  9.607965   $    296,260      1.4%       -2.26%      1.26%
  Oncore & Firstar Oncore Xtra.....        7,532    $  9.607965   $     72,371      1.4%       -2.26%      1.26%
  Oncore Lite......................          256    $  9.607965   $      2,460      1.4%       -0.26%      1.26%      4/17/01
                                     ------------                 ------------
                                          51,286                  $    493,859
                                     ------------                 ------------
DOW TARGET 5 PORTFOLIOS (NOTE 4):
FIRST QUARTER SUBACCOUNT
2005
  Top I............................          181    $ 11.592905   $      2,102      1.1%       -3.26%      0.00%
  Top Tradition....................          180    $ 11.592905   $      2,086      1.1%       -3.26%      0.00%
  Top Explorer.....................          769    $ 11.456407   $      8,813      1.3%       -3.45%      0.00%
  Oncore Value.....................        1,190    $ 11.731211   $     13,955      0.9%       -3.07%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       31,015    $ 11.388760   $    353,219      1.4%       -3.55%      0.00%
  Oncore Xtra......................       26,736    $ 11.388760   $    304,491      1.4%       -3.55%      0.00%
  Oncore & Firstar Oncore Lite.....        4,193    $ 11.388760   $     47,760      1.4%       -3.55%      0.00%
                                     ------------                 ------------
                                          64,264                  $    732,426
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
DOW TARGET 5 PORTFOLIOS (NOTE 4): (CONTINUED)
FIRST QUARTER SUBACCOUNT (CONTINUED)
2004
  Top I.....................................          182    $ 11.983597   $      2,178      1.1%        9.48%      0.00%
  Top Tradition.............................          174    $ 11.983597   $      2,086      1.1%        9.48%      0.00%
  Top Explorer..............................          772    $ 11.865840   $      9,165      1.3%        9.26%      0.00%
  Oncore Value..............................          995    $ 12.102624   $     12,046      0.9%        9.70%      0.00%
  Oncore & Firstar Oncore Premier...........       23,813    $ 11.807403   $    281,166      1.4%        9.16%      0.00%
  Oncore Xtra...............................       19,583    $ 11.807403   $    231,224      1.4%        9.16%      0.00%
  Oncore & Firstar Oncore Lite..............        4,015    $ 11.807403   $     47,407      1.4%        9.16%      0.00%
                                              ------------                 ------------
                                                   49,534                  $    585,272
                                              ------------                 ------------
2003
  Top I.....................................          182    $ 10.945819   $      1,994      1.1%       18.25%      2.68%
  Top Tradition.............................          274    $ 10.945819   $      3,004      1.1%       18.25%      2.65%
  Top Plus..................................        1,579    $ 11.032629   $     17,419      0.9%       18.48%      2.68%
  Top Explorer..............................        1,273    $ 10.859753   $     13,823      1.3%       18.02%      2.43%
  Oncore Value..............................          996    $ 11.032629   $     10,994      0.9%       18.48%      2.53%
  Oncore & Firstar Oncore Premier...........       22,283    $ 10.816974   $    241,028      1.4%       17.90%      2.55%
  Oncore & Firstar Oncore Xtra..............       17,444    $ 10.816974   $    188,691      1.4%       17.90%      2.55%
  Oncore Lite...............................        3,119    $ 10.816974   $     33,734      1.4%       17.90%      2.55%
                                              ------------                 ------------
                                                   47,150                  $    510,687
                                              ------------                 ------------
2002
  Top Tradition.............................           16    $  9.256458   $        145      1.1%      -13.55%      3.06%
  Top Explorer..............................          824    $  9.201833   $      7,586      1.3%      -13.72%      3.07%
  Oncore & Firstar Oncore Premier...........        4,606    $  9.174638   $     42,255      1.4%      -13.81%      2.89%
  Oncore & Firstar Oncore Xtra..............        5,681    $  9.174638   $     52,124      1.4%      -13.81%      2.89%
  Oncore Lite...............................        1,928    $  9.174638   $     17,691      1.4%      -13.81%      2.89%
                                              ------------                 ------------
                                                   13,055                  $    119,801
                                              ------------                 ------------
2001
  Top Tradition.............................           16    $ 10.707627   $        169      1.1%       -4.35%      1.93%
  Top Explorer..............................          782    $ 10.665537   $      8,345      1.3%       -4.54%      1.89%
  Oncore Flex...............................            4    $ 10.623676   $         46      1.5%       -4.73%      1.89%
  Oncore Value..............................           65    $ 10.749930   $        701      0.9%       -4.16%      1.46%
  Oncore & Firstar Oncore Premier...........        5,882    $ 10.644549   $     62,608      1.4%       -4.63%      1.86%
  Oncore & Firstar Oncore Xtra..............        6,131    $ 10.644549   $     65,253      1.4%       -4.63%      1.86%
                                              ------------                 ------------
                                                   12,880                  $    137,122
                                              ------------                 ------------
SECOND QUARTER SUBACCOUNT
2005
  Top I.....................................          384    $ 12.528382   $      4,813      1.1%       -4.15%      0.00%
  Top Tradition.............................          393    $ 12.528382   $      4,927      1.1%       -4.15%      0.00%
  Oncore Value..............................          145    $ 12.671608   $      1,840      0.9%       -3.96%      0.00%
  Oncore & Firstar Oncore Premier...........       17,557    $ 12.316883   $    216,243      1.4%       -4.43%      0.00%
  Oncore Xtra...............................       23,649    $ 12.316883   $    291,285      1.4%       -4.43%      0.00%
  Oncore & Firstar Oncore Lite..............        2,255    $ 12.316883   $     27,766      1.4%       -4.43%      0.00%
                                              ------------                 ------------
                                                   44,383                  $    546,874
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
DOW TARGET 5 PORTFOLIOS (NOTE 4): (CONTINUED)
SECOND QUARTER SUBACCOUNT (CONTINUED)
2004
  Top I.....................................          384    $ 13.070210   $      5,025      1.1%        9.75%      0.00%
  Top Tradition.............................          388    $ 13.070210   $      5,070      1.1%        9.75%      0.00%
  Oncore Value..............................          146    $ 13.193528   $      1,923      0.9%        9.97%      0.00%
  Oncore & Firstar Oncore Premier...........       19,312    $ 12.887587   $    248,884      1.4%        9.43%      0.00%
  Oncore Xtra...............................       18,053    $ 12.887587   $    232,662      1.4%        9.43%      0.00%
  Oncore & Firstar Oncore Lite..............        1,334    $ 12.887587   $     17,187      1.4%        9.43%      0.00%
                                              ------------                 ------------
                                                   39,617                  $    510,751
                                              ------------                 ------------
2003
  Top I.....................................          385    $ 11.908693   $      4,582      1.1%       21.91%      2.53%
  Top Tradition.............................          382    $ 11.908693   $      4,544      1.1%       21.91%      2.14%
  Top Explorer..............................          171    $ 11.820891   $      2,025      1.3%       21.67%      2.30%
  Oncore Value..............................          276    $ 11.997233   $      3,314      0.9%       22.15%      2.27%
  Oncore & Firstar Oncore Premier...........       15,509    $ 11.777236   $    182,657      1.4%       21.55%      2.48%
  Oncore Xtra...............................       18,430    $ 11.777236   $    217,058      1.4%       21.55%      2.48%
  Oncore Lite...............................        1,076    $ 11.777236   $     12,671      1.4%       21.55%      2.48%
                                              ------------                 ------------
                                                   36,229                  $    426,851
                                              ------------                 ------------
2002
  Top Tradition.............................          366    $  9.768484   $      3,576      1.1%      -10.51%      3.10%
  Top Explorer..............................           83    $  9.715627   $        805      1.5%      -10.69%      2.11%
  Oncore Value..............................          146    $  9.821690   $      1,438      0.9%      -10.33%      2.88%
  Oncore Premier............................        3,952    $  9.689305   $     38,280      1.4%      -10.78%      3.06%
  Oncore Xtra...............................        4,701    $  9.689305   $     45,552      1.4%      -10.78%      3.06%
  Oncore Lite...............................          361    $  9.689305   $      3,500      1.4%      -10.78%      3.06%
                                              ------------                 ------------
                                                    9,609                  $     93,151
                                              ------------                 ------------
2001
  Top Tradition.............................          364    $ 10.916013   $      3,973      1.1%      -11.61%      1.66%
  Oncore Flex...............................            4    $ 10.841084   $         48      1.5%      -11.96%      1.66%
  Oncore Value..............................          221    $ 10.953742   $      2,424      0.9%      -11.43%      1.61%
  Oncore Premier............................        3,963    $ 10.859730   $     43,039      1.4%      -11.87%      1.67%
  Oncore Xtra...............................        3,792    $ 10.859730   $     41,171      1.4%      -11.87%      1.67%
                                              ------------                 ------------
                                                    8,344                  $     90,655
                                              ------------                 ------------
THIRD QUARTER SUBACCOUNT
2005
  Top Tradition.............................          109    $  9.421328   $      1,026      1.1%      -20.06%      0.00%
  Oncore Flex...............................          257    $  9.218989   $      2,367      1.5%      -20.37%      0.00%
  Oncore Value..............................        3,341    $  9.524383   $     31,821      0.9%      -19.90%      0.00%
  Oncore & Firstar Oncore Premier...........       27,566    $  9.269049   $    255,507      1.4%      -20.29%      0.00%
  Oncore Xtra...............................       17,912    $  9.269049   $    166,028      1.4%      -20.29%      0.00%
  Oncore Lite...............................        5,555    $  9.269049   $     51,495      1.4%      -20.29%      0.00%
                                              ------------                 ------------
                                                   54,740                  $    508,244
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
DOW TARGET 5 PORTFOLIOS (NOTE 4): (CONTINUED)
THIRD QUARTER SUBACCOUNT (CONTINUED)
2004
  Top Tradition.............................          341    $ 11.785236   $      4,015      1.1%        6.69%      0.00%
  Top Explorer..............................        2,418    $ 11.680872   $     28,240      1.3%        6.48%      0.00%
  Oncore Flex...............................          257    $ 11.577647   $      2,973      1.5%        6.27%      0.00%
  Oncore Value..............................        2,704    $ 11.890616   $     32,149      0.9%        6.90%      0.00%
  Oncore & Firstar Oncore Premier...........       26,796    $ 11.629080   $    311,627      1.4%        6.37%      0.00%
  Oncore Xtra...............................       17,189    $ 11.629080   $    199,892      1.4%        6.37%      0.00%
  Oncore Lite...............................        1,191    $ 11.629080   $     13,845      1.4%        6.37%      0.00%
                                              ------------                 ------------
                                                   50,896                  $    592,741
                                              ------------                 ------------
2003
  Top Tradition.............................          337    $ 11.046269   $      3,720      1.1%       13.64%      3.27%
  Top Explorer..............................        3,347    $ 10.970174   $     36,715      1.3%       13.41%      3.35%
  Oncore Flex...............................          257    $ 10.894764   $      2,800      1.5%       13.19%      2.66%
  Oncore Value..............................        1,957    $ 11.122949   $     21,765      0.9%       13.86%      2.45%
  Oncore & Firstar Oncore Premier...........       35,323    $ 10.932361   $    386,172      1.4%       13.30%      3.18%
  Oncore & Firstar Oncore Xtra..............       16,583    $ 10.932361   $    181,295      1.4%       13.30%      3.18%
  Oncore Lite...............................          489    $ 10.932361   $      5,346      1.4%       13.30%      3.18%
                                              ------------                 ------------
                                                   58,293                  $    637,813
                                              ------------                 ------------
2002
  Top Tradition.............................            7    $  9.720700   $         67      1.1%      -11.76%      2.57%
  Oncore Flex...............................          257    $  9.625278   $      2,475      1.5%      -12.11%      2.34%
  Oncore Value..............................       20,766    $  9.768851   $    202,861      0.9%      -11.58%      3.49%
  Oncore & Firstar Oncore Premier...........        2,045    $  9.648991   $     19,724      1.4%      -12.02%      1.71%
  Oncore Xtra...............................        1,058    $  9.648991   $     10,211      1.4%      -12.02%      1.71%
  Oncore Lite...............................          326    $  9.648991   $      3,149      1.4%      -12.02%      1.71%
                                              ------------                 ------------
                                                   24,459                  $    238,487
                                              ------------                 ------------
2001
  Top Tradition.............................            4    $ 11.016026   $         49      1.1%       -6.33%      0.82%
  Top Explorer..............................            3    $ 10.983500   $         38      1.3%       -6.51%      0.82%
  Oncore Flex...............................          266    $ 10.951136   $      2,918      1.5%       -6.70%      1.76%
  Oncore Value..............................           62    $ 11.048678   $        681      0.9%       -6.14%      1.56%
  Oncore & Firstar Oncore Premier...........        2,180    $ 10.967284   $     23,904      1.4%       -6.61%      1.67%
  Oncore & Firstar Oncore Xtra..............        7,339    $ 10.967284   $     80,480      1.4%       -6.61%      1.67%
                                              ------------                 ------------
                                                    9,854                  $    108,070
                                              ------------                 ------------
FOURTH QUARTER SUBACCOUNT
2005
  Top Tradition.............................          113    $ 12.749342   $      1,440      1.1%      -13.45%      0.00%
  Top Plus..................................          600    $ 12.882396   $      7,734      0.9%      -13.28%      0.00%
  Oncore Value..............................          876    $  9.521994   $      8,342      0.9%      -13.28%      0.00%
  Oncore & Firstar Oncore Premier...........       40,652    $  9.232197   $    375,307      1.4%      -13.71%      0.00%
  Oncore Xtra...............................       18,941    $  9.232197   $    174,869      1.4%      -13.71%      0.00%
  Oncore Lite...............................        4,510    $  9.232197   $     41,630      1.4%      -13.71%      0.00%
                                              ------------                 ------------
                                                   65,692                  $    609,322
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
DOW TARGET 5 PORTFOLIOS (NOTE 4): (CONTINUED)
FOURTH QUARTER SUBACCOUNT (CONTINUED)
2004
  Top Tradition....................          107    $ 14.730567   $      1,581      1.1%        5.40%      0.00%
  Top Plus.........................          600    $ 14.854913   $      8,918      0.9%        5.60%      0.00%
  Top Explorer.....................          104    $ 14.607342   $      1,526      1.3%        5.19%      0.00%
  Oncore Value.....................        1,023    $ 10.979975   $     11,232      0.9%        5.60%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       45,950    $ 10.698436   $    491,577      1.4%        5.08%      0.00%
  Oncore Xtra......................       21,508    $ 10.698436   $    230,106      1.4%        5.08%      0.00%
  Oncore Lite......................        1,353    $ 10.698436   $     14,471      1.4%        5.08%      0.00%
                                     ------------                 ------------
                                          70,645                  $    759,411
                                     ------------                 ------------
2003
  Top Tradition....................          102    $ 13.976503   $      1,432      1.1%       18.25%      2.46%
  Top Plus.........................          816    $ 14.066554   $     11,478      0.9%       18.48%      2.12%
  Top Explorer.....................          341    $ 13.887085   $      4,738      1.3%       18.01%      2.42%
  Oncore Value.....................        1,828    $ 10.397256   $     19,003      0.9%       18.48%      2.46%
  Oncore & Firstar Oncore
     Premier.......................       46,700    $ 10.180997   $    475,442      1.4%       17.90%      2.67%
  Oncore & Firstar Oncore Xtra.....       20,189    $ 10.180997   $    205,546      1.4%       17.90%      2.67%
  Oncore Lite......................          833    $ 10.180997   $      8,485      1.4%       17.90%      2.67%
                                     ------------                 ------------
                                          70,809                  $    726,124
                                     ------------                 ------------
2002
  Top Tradition....................           15    $ 11.819898   $        178      1.1%       -6.92%      2.49%
  Top Plus.........................          761    $ 11.872577   $      9,034      0.9%       -6.73%      2.45%
  Top Explorer.....................           38    $ 11.767492   $        450      1.3%       -7.10%      2.36%
  Oncore Value.....................        3,179    $  8.775583   $     27,899      0.9%       -6.73%      2.78%
  Oncore & Firstar Oncore
     Premier.......................       10,316    $  8.635585   $     89,088      1.4%       -7.19%      2.29%
  Oncore & Firstar Oncore Xtra.....        1,257    $  8.635585   $     10,853      1.4%       -7.19%      2.29%
  Oncore Lite......................          129    $  8.635585   $      1,110      1.4%       -7.19%      2.29%
                                     ------------                 ------------
                                          15,695                  $    138,612
                                     ------------                 ------------
2001
  Top Tradition....................           13    $ 12.698301   $        162      1.1%        2.08%      1.61%
  Top Plus.........................          761    $ 12.729653   $      9,686      0.9%        2.28%      0.54%
  Top Explorer.....................           42    $ 12.667052   $        530      1.3%        1.87%      0.54%
  Oncore Flex......................           13    $  9.284298   $        116      1.5%        1.67%      1.62%
  Oncore Value.....................        1,206    $  9.409087   $     11,352      0.9%        2.28%      1.52%
  Oncore & Firstar Oncore
     Premier.......................       12,987    $  9.304931   $    120,843      1.4%        1.77%      1.30%
  Oncore & Firstar Oncore Xtra.....        3,306    $  9.304931   $     30,765      1.4%        1.77%      1.30%
  Oncore Lite......................          129    $  9.304931   $      1,202      1.4%        1.73%      1.30%      4/17/01
                                     ------------                 ------------
                                          18,457                  $    174,656
                                     ------------                 ------------
FEBRUARY SUBACCOUNT
2002
  Top I............................           95    $ 10.766311   $      1,021      1.1%       -8.49%      2.77%
  Top Tradition....................            1    $ 10.766311   $         15      1.1%       -8.49%      2.79%
  Oncore Value.....................           26    $ 10.828569   $        281      0.9%       -8.31%      2.21%
  Oncore & Firstar Oncore
     Premier.......................        4,975    $ 10.673665   $     53,093      1.4%       -8.76%      2.73%
  Oncore & Firstar Oncore Xtra.....        7,960    $ 10.673665   $     84,961      1.4%       -8.76%      2.73%
  Oncore Lite......................          343    $ 10.673665   $      3,666      1.4%       -8.76%      2.73%
                                     ------------                 ------------
                                          13,400                  $    143,037
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
DOW TARGET 5 PORTFOLIOS (NOTE 4): (CONTINUED)
FEBRUARY SUBACCOUNT (CONTINUED)
2001
  Top I.....................................           95    $ 11.765062   $      1,118      1.1%       -2.52%      2.01%
  Oncore Flex...............................            4    $ 11.676483   $         49      1.5%       -2.91%      2.19%
  Oncore Value..............................           96    $ 11.809675   $      1,130      0.9%       -2.33%      1.85%
  Oncore & Firstar Oncore Premier...........        5,028    $ 11.698512   $     58,819      1.4%       -2.81%      1.99%
  Oncore & Firstar Oncore Xtra..............        7,066    $ 11.698512   $     82,658      1.4%       -2.81%      1.99%
                                              ------------                 ------------
                                                   12,289                  $    143,774
                                              ------------                 ------------
MARCH SUBACCOUNT
2002
  Top I.....................................           52    $ 11.504336   $        603      1.1%       -9.91%      3.31%
  Top Tradition.............................          559    $ 11.504336   $      6,426      1.1%       -9.91%      4.36%
  Top Plus..................................        1,223    $ 11.569043   $     14,148      0.9%       -9.73%      4.38%
  Top Explorer..............................          350    $ 11.440015   $      4,008      1.5%      -10.09%      3.36%
  Oncore Value..............................          686    $ 11.569043   $      7,932      0.9%       -9.73%      4.21%
  Oncore & Firstar Oncore Premier...........        5,191    $ 11.408008   $     59,224      1.4%      -10.18%      3.34%
  Oncore Xtra...............................        4,124    $ 11.408008   $     47,049      1.4%      -10.18%      3.34%
  Oncore Lite...............................          290    $ 11.408008   $      3,307      1.4%      -10.18%      3.34%
                                              ------------                 ------------
                                                   12,475                  $    142,697
                                              ------------                 ------------
2001
  Top I.....................................           53    $ 12.769902   $        671      1.1%       -5.63%      1.59%
  Top Tradition.............................            9    $ 12.769902   $        119      1.1%       -5.63%      1.58%
  Top Plus..................................          642    $ 12.816307   $      8,229      0.9%       -5.45%      1.32%
  Oncore Flex...............................            4    $ 12.677705   $         48      1.5%       -6.01%      1.59%
  Oncore Value..............................           85    $ 12.816307   $      1,090      0.9%       -5.45%      1.32%
  Oncore & Firstar Oncore Premier...........        6,159    $ 12.700642   $     78,234      1.4%       -5.92%      1.29%
  Oncore & Firstar Oncore Xtra..............        3,534    $ 12.700642   $     44,879      1.4%       -5.92%      1.29%
                                              ------------                 ------------
                                                   10,486                  $    133,270
                                              ------------                 ------------
MAY SUBACCOUNT
2002
  Top Tradition.............................            2    $  9.747448   $         20      1.1%      -15.16%      2.21%
  Top Explorer..............................           89    $  9.696156   $        859      1.5%      -15.32%      2.18%
  Oncore Value..............................           25    $  9.799062   $        246      0.9%      -14.99%      2.81%
  Oncore & Firstar Oncore Premier...........        3,741    $  9.670632   $     36,176      1.4%      -15.41%      3.24%
  Oncore Xtra...............................        4,004    $  9.670632   $     38,723      1.4%      -15.41%      3.24%
  Oncore Lite...............................          269    $  9.670632   $      2,604      1.4%      -15.41%      3.24%
                                              ------------                 ------------
                                                    8,130                  $     78,628
                                              ------------                 ------------
2001
  Oncore Flex...............................          976    $ 11.413128   $     11,140      1.5%      -10.60%      1.65%
  Oncore Value..............................           65    $ 11.526500   $        746      0.9%      -10.07%      1.61%
  Oncore & Firstar Oncore Premier...........        3,882    $ 11.431892   $     44,384      1.4%      -10.51%      1.67%
  Oncore & Firstar Oncore Xtra..............        3,607    $ 11.431892   $     41,233      1.4%      -10.51%      1.67%
                                              ------------                 ------------
                                                    8,530                  $     97,503
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
DOW TARGET 5 PORTFOLIOS (NOTE 4): (CONTINUED)
JUNE SUBACCOUNT
2002
  Top I.....................................          421    $  9.228008   $      3,888      1.1%      -12.65%      2.93%
  Top Tradition.............................            7    $  9.228008   $         63      1.1%      -12.65%      3.31%
  Oncore Value..............................           25    $  9.275316   $        236      0.9%      -12.47%      2.18%
  Oncore & Firstar Oncore Premier...........        3,673    $  9.157556   $     33,632      1.4%      -12.90%      2.26%
  Oncore Xtra...............................        4,221    $  9.157556   $     38,656      1.4%      -12.90%      2.26%
  Oncore Lite...............................          308    $  9.157556   $      2,817      1.4%      -12.90%      2.26%
                                              ------------                 ------------
                                                    8,655                  $     79,292
                                              ------------                 ------------
2001
  Top I.....................................          422    $ 10.563869   $      4,455      1.1%       -9.40%      1.47%
  Top Tradition.............................            4    $ 10.563869   $         47      1.1%       -9.40%      1.47%
  Oncore Flex...............................            9    $ 10.498008   $         95      1.5%       -9.76%      1.34%
  Oncore Value..............................           63    $ 10.597004   $        672      0.9%       -9.22%      1.24%
  Oncore & Firstar Oncore Premier...........        3,898    $ 10.514396   $     40,989      1.4%       -9.67%      1.42%
  Oncore & Firstar Oncore Xtra..............       14,083    $ 10.514396   $    148,061      1.4%       -9.67%      1.42%
                                              ------------                 ------------
                                                   18,479                  $    194,319
                                              ------------                 ------------
AUGUST SUBACCOUNT
2002
  Top Tradition.............................          122    $ 11.617437   $      1,421      1.1%       -2.20%      1.85%
  Top Explorer..............................        2,091    $ 11.562059   $     24,173      1.3%       -2.40%      2.03%
  Oncore & Firstar Oncore Premier...........       13,591    $ 11.534489   $    156,768      1.4%       -2.49%      2.02%
  Oncore & Firstar Oncore Xtra..............        2,739    $ 11.534489   $     31,594      1.4%       -2.49%      2.02%
                                              ------------                 ------------
                                                   18,543                  $    213,956
                                              ------------                 ------------
2001
  Top Tradition.............................          424    $ 11.879245   $      5,035      1.1%        0.78%      2.34%
  Top Plus..................................          703    $ 11.912570   $      8,380      0.9%        0.98%      1.01%
  Top Explorer..............................        2,137    $ 11.846045   $     25,310      1.3%        0.58%      1.01%
  Oncore Flex...............................            9    $ 11.812984   $        106      1.5%        0.38%      1.88%
  Oncore Value..............................           35    $ 11.912570   $        420      0.9%        0.98%      1.66%
  Oncore & Firstar Oncore Premier...........       14,847    $ 11.829490   $    175,634      1.4%        0.48%      2.39%
  Oncore & Firstar Oncore Xtra..............        1,695    $ 11.829490   $     20,051      1.4%        0.48%      2.39%
                                              ------------                 ------------
                                                   19,850                  $    234,936
                                              ------------                 ------------
SEPTEMBER SUBACCOUNT
2002
  Top Tradition.............................          239    $ 10.028142   $      2,395      1.1%      -14.77%      2.24%
  Oncore Value..............................        3,107    $  7.523456   $     23,372      0.9%      -14.60%      4.81%
  Oncore & Firstar Oncore Premier...........       11,392    $  7.400409   $     84,316      1.4%      -15.03%      2.27%
  Oncore & Firstar Oncore Xtra..............        1,537    $  7.400409   $     11,372      1.4%      -15.03%      2.27%
                                              ------------                 ------------
                                                   16,275                  $    121,455
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
DOW TARGET 5 PORTFOLIOS (NOTE 4): (CONTINUED)
SEPTEMBER SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................          236    $ 11.766432   $      2,778      1.1%        1.24%      0.36%
  Top Explorer.....................            4    $ 11.735516   $         44      1.3%        1.04%      0.36%
  Oncore Flex......................           12    $  8.689052   $        107      1.5%        0.84%      1.03%
  Oncore Value.....................          270    $  8.810112   $      2,375      0.9%        1.44%      0.99%
  Oncore & Firstar Oncore
     Premier.......................       11,935    $  8.709050   $    103,948      1.4%        0.94%      1.00%
  Oncore & Firstar Oncore Xtra.....          621    $  8.709050   $      5,405      1.4%        0.94%      1.00%
                                     ------------                 ------------
                                          13,078                  $    114,657
                                     ------------                 ------------
NOVEMBER SUBACCOUNT
2002
  Top Tradition....................          649    $  7.231070   $      4,691      1.1%      -16.30%      3.84%
  Top Plus.........................          732    $  7.276536   $      5,329      0.9%      -16.13%      0.90%
  Top Explorer.....................        1,217    $  7.185911   $      8,743      1.3%      -16.46%      2.52%
  Oncore Value.....................        4,107    $  7.276536   $     29,886      0.9%      -16.13%      2.95%
  Oncore & Firstar Oncore
     Premier.......................        6,732    $  7.163439   $     48,217      1.4%      -16.54%      2.26%
  Oncore & Firstar Oncore Xtra.....        2,463    $  7.163439   $     17,646      1.4%      -16.54%      2.26%
  Oncore Lite......................          102    $  7.163439   $        732      1.4%      -16.54%      2.26%
                                     ------------                 ------------
                                          16,002                  $    115,244
                                     ------------                 ------------
2001
  Top Tradition....................          112    $  8.638926   $        966      1.1%        1.15%      1.42%
  Top Explorer.....................        1,062    $  8.602000   $      9,133      1.3%        0.95%      1.42%
  Oncore Flex......................           12    $  8.565296   $        107      1.5%        0.75%      1.50%
  Oncore Value.....................        2,044    $  8.676037   $     17,733      0.9%        1.35%      1.42%
  Oncore & Firstar Oncore
     Premier.......................        7,098    $  8.583584   $     60,929      1.4%        0.85%      1.45%
  Oncore & Firstar Oncore Xtra.....        5,671    $  8.583584   $     48,675      1.4%        0.85%      1.45%
  Oncore Lite......................          205    $  8.583584   $      1,758      1.4%       -3.06%      1.45%      4/17/01
                                     ------------                 ------------
                                          16,204                  $    139,301
                                     ------------                 ------------
DECEMBER SUBACCOUNT
2002
  Top Tradition....................            8    $  8.918335   $         72      1.1%      -18.44%      2.77%
  Top Plus.........................          792    $  8.972972   $      7,105      0.9%      -18.28%      2.33%
  Top Explorer.....................          345    $  8.864105   $      3,061      1.3%      -18.60%      2.89%
  Oncore Value.....................        2,047    $  8.972972   $     18,368      0.9%      -18.28%     12.68%
  Oncore & Firstar Oncore
     Premier.......................        8,227    $  8.837123   $     72,706      1.4%      -18.68%      2.23%
  Oncore & Firstar Oncore Xtra.....        7,777    $  8.837123   $     68,724      1.4%      -18.68%      2.23%
  Oncore Lite......................           76    $  8.837123   $        672      1.4%      -18.68%      2.23%
                                     ------------                 ------------
                                          19,272                  $    170,708
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
DOW TARGET 5 PORTFOLIOS (NOTE 4): (CONTINUED)
DECEMBER SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................            5    $ 10.934492   $         59      1.1%        3.20%      0.96%
  Top Plus.........................          792    $ 10.979675   $      8,693      0.9%        3.41%      0.97%
  Top Explorer.....................          211    $ 10.889552   $      2,303      1.3%        3.00%      0.94%
  Oncore Flex......................           10    $ 10.844863   $        106      1.5%        2.79%      0.93%
  Oncore Value.....................           63    $ 10.979675   $        690      0.9%        3.41%      0.97%
  Oncore & Firstar Oncore
     Premier.......................        7,632    $ 10.867159   $     82,941      1.4%        2.90%      0.96%
  Oncore & Firstar Oncore Xtra.....       10,095    $ 10.867159   $    109,689      1.4%        2.90%      0.96%
  Oncore Lite......................          152    $ 10.867159   $      1,656      1.4%        0.93%      0.96%      4/17/01
                                     ------------                 ------------
                                          18,960                  $    206,137
                                     ------------                 ------------
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND:
VIP GROWTH SUBACCOUNT
2005
  Top Explorer.....................      194,709    $ 16.068911   $  3,128,754      1.3%        4.44%      0.59%
2004
  Top Explorer.....................      295,990    $ 15.385058   $  4,553,822      1.3%        2.05%      0.28%
2003
  Top Explorer.....................      342,395    $ 15.076312   $  5,162,056      1.3%       31.15%      0.28%
2002
  Top Explorer.....................      378,768    $ 11.495896   $  4,354,282      1.3%      -31.00%      0.26%
2001
  Top Explorer.....................      429,163    $ 16.661660   $  7,150,565      1.3%      -18.71%      0.08%

VIP EQUITY-INCOME SUBACCOUNT
2005
  Top Explorer.....................      168,166    $ 17.626890   $  2,964,244      1.3%        4.51%      1.75%
2004
  Top Explorer.....................      226,431    $ 16.866119   $  3,819,007      1.3%       10.09%      1.59%
2003
  Top Explorer.....................      263,690    $ 15.319655   $  4,039,633      1.3%       28.66%      2.00%
2002
  Top Explorer.....................      336,449    $ 11.907187   $  4,006,164      1.3%      -18.01%      1.83%
2001
  Top Explorer.....................      396,056    $ 14.523453   $  5,752,099      1.3%       -6.18%      1.81%

VIP HIGH INCOME BOND SUBACCOUNT
2005
  Top Explorer.....................       63,067    $ 11.064892   $    697,835      1.3%        1.39%     14.60%
2004
  Top Explorer.....................       82,781    $ 10.913572   $    903,435      1.3%        8.18%      8.67%
2003
  Top Explorer.....................       98,462    $ 10.088071   $    993,295      1.3%       25.63%      7.51%
2002
  Top Explorer.....................      115,348    $  8.029812   $    926,225      1.3%        2.12%     11.48%
2001
  Top Explorer.....................      144,957    $  7.863433   $  1,139,858      1.3%      -12.87%     14.55%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
LARGE CAP GROWTH SUBACCOUNT
2005
  Top I.....................................        4,648    $  7.407944   $     34,431      1.1%        3.16%      0.34%
  Top Tradition.............................      174,095    $  7.407944   $  1,289,686      1.1%        3.16%      0.33%
  Top Plus..................................       47,032    $  7.498999   $    352,696      0.9%        3.36%      0.33%
  Investar Vision & Top Spectrum............       11,602    $ 10.245288   $    118,861      1.4%        2.85%      0.32%
  Top Explorer..............................       69,223    $  7.318094   $    506,582      1.3%        2.95%      0.32%
  Oncore & Firstar Oncore Flex..............       38,389    $ 10.168070   $    390,344      1.5%        2.75%      0.30%
  Oncore & Firstar Oncore Value.............      182,354    $ 10.641533   $  1,940,522      0.9%        3.36%      0.32%
  Oncore & Firstar Oncore Premier...........      892,972    $ 10.245288   $  9,148,757      1.4%        2.85%      0.32%
  Oncore & Firstar Oncore Xtra..............       84,386    $ 10.245288   $    864,556      1.4%        2.85%      0.32%
                                              ------------                 ------------
                                                1,504,701                  $ 14,646,435
                                              ------------                 ------------
2004
  Top I.....................................        5,953    $  7.181339   $     42,752      1.1%        3.38%      0.14%
  Top Tradition.............................      211,039    $  7.181339   $  1,515,540      1.1%        3.38%      0.13%
  Top Plus..................................       76,951    $  7.255263   $    558,298      0.9%        3.58%      0.14%
  Investar Vision & Top Spectrum............       17,072    $  9.961271   $    170,054      1.4%        3.07%      0.13%
  Top Explorer..............................       90,047    $  7.108215   $    640,074      1.3%        3.17%      0.12%
  Oncore & Firstar Oncore Flex..............       67,586    $  9.895909   $    668,820      1.5%        2.97%      0.13%
  Oncore & Firstar Oncore Value.............      255,162    $ 10.295650   $  2,627,055      0.9%        3.58%      0.13%
  Oncore & Firstar Oncore Premier...........    1,167,051    $  9.961271   $ 11,625,323      1.4%        3.07%      0.13%
  Oncore & Firstar Oncore Xtra..............      111,717    $  9.961271   $  1,112,845      1.4%        3.07%      0.13%
                                              ------------                 ------------
                                                2,002,578                  $ 18,960,761
                                              ------------                 ------------
2003
  Top I.....................................        7,382    $  6.946735   $     51,283      1.1%       30.30%      0.08%
  Top Tradition.............................      266,246    $  6.946735   $  1,849,544      1.1%       30.30%      0.08%
  Top Plus..................................       87,949    $  7.004322   $    616,020      0.9%       30.56%      0.08%
  Investar Vision & Top Spectrum............       23,316    $  9.664556   $    225,339      1.4%       29.91%      0.09%
  Top Explorer..............................      145,041    $  6.889647   $    999,283      1.3%       30.04%      0.08%
  Oncore & Firstar Flex.....................       94,757    $  9.610625   $    910,674      1.5%       29.79%      0.08%
  Oncore & Firstar Oncore Value.............      343,998    $  9.939562   $  3,419,189      0.9%       30.56%      0.09%
  Oncore & Firstar Oncore Premier...........    1,492,481    $  9.664556   $ 14,424,164      1.4%       29.91%      0.09%
  Oncore & Firstar Oncore Xtra..............      169,713    $  9.664556   $  1,640,197      1.4%       29.91%      0.09%
                                              ------------                 ------------
                                                2,630,883                  $ 24,135,693
                                              ------------                 ------------
2002
  Top I.....................................        9,833    $  5.331366   $     52,422      1.1%      -27.31%      0.00%
  Top Tradition.............................      334,455    $  5.331366   $  1,783,101      1.1%      -27.31%      0.00%
  Top Plus..................................      112,249    $  5.364950   $    602,209      0.9%      -27.17%      0.00%
  Investar Vision & Top Spectrum............       35,416    $  7.439185   $    263,469      1.4%      -27.53%      0.00%
  Top Explorer..............................      164,853    $  5.298008   $    873,390      1.3%      -27.45%      0.00%
  Oncore & Firstar Flex.....................      147,202    $  7.404975   $  1,090,025      1.5%      -27.60%      0.00%
  Oncore & Firstar Oncore Value.............      463,086    $  7.613192   $  3,525,559      0.9%      -27.17%      0.00%
  Oncore & Firstar Oncore Premier...........    1,813,000    $  7.439185   $ 13,487,247      1.4%      -27.53%      0.00%
  Oncore & Firstar Oncore Xtra..............      221,111    $  7.439185   $  1,644,893      1.4%      -27.53%      0.00%
                                              ------------                 ------------
                                                3,301,205                  $ 23,322,315
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
  (CONTINUED)
LARGE CAP GROWTH SUBACCOUNT (CONTINUED)
2001
  Top I.....................................       17,297    $  7.334439   $    126,864      1.1%      -25.56%      0.07%
  Top Tradition.............................      402,977    $  7.334439   $  2,955,608      1.1%      -25.56%      0.07%
  Top Plus..................................      149,573    $  7.366024   $  1,101,755      0.9%      -25.41%      0.07%
  Investar Vision & Top Spectrum............       40,381    $ 10.264673   $    414,499      1.4%      -25.78%      0.06%
  Top Explorer..............................      212,895    $  7.303014   $  1,554,775      1.3%      -25.71%      0.06%
  Oncore & Firstar Flex.....................      205,284    $ 10.227571   $  2,099,558      1.5%      -25.86%      0.06%
  Oncore & Firstar Oncore Value.............      596,168    $ 10.452831   $  6,231,643      0.9%      -25.41%      0.07%
  Oncore & Firstar Oncore Premier...........    2,524,855    $ 10.264673   $ 25,916,820      1.4%      -25.78%      0.06%
  Oncore & Firstar Oncore Xtra..............      329,196    $ 10.264673   $  3,379,086      1.4%      -25.78%      0.06%
                                              ------------                 ------------
                                                4,478,626                  $ 43,780,608
                                              ------------                 ------------
INTERNATIONAL GROWTH SUBACCOUNT
2005
  Oncore & Firstar Oncore Flex..............       33,269    $ 16.519053   $    549,569      1.5%       30.34%      1.29%
  Oncore & Firstar Oncore Value.............       67,171    $ 17.287798   $  1,161,235      0.9%       31.12%      1.22%
  Oncore & Firstar Oncore Premier...........      166,642    $ 16.644398   $  2,773,655      1.4%       30.47%      1.22%
  Oncore & Firstar Oncore Xtra..............       67,094    $ 16.644398   $  1,116,742      1.4%       30.47%      1.22%
                                              ------------                 ------------
                                                  334,176                  $  5,601,201
                                              ------------                 ------------
2004
  Oncore & Firstar Oncore Flex..............       27,970    $ 12.673406   $    354,473      1.5%       17.19%      0.90%
  Oncore & Firstar Oncore Value.............       61,451    $ 13.185067   $    810,234      0.9%       17.89%      0.91%
  Oncore & Firstar Oncore Premier...........      189,524    $ 12.757043   $  2,417,774      1.4%       17.30%      0.88%
  Oncore & Firstar Oncore Xtra..............       58,820    $ 12.757043   $    750,364      1.4%       17.30%      0.88%
                                              ------------                 ------------
                                                  337,765                  $  4,332,845
                                              ------------                 ------------
2003
  Oncore & Firstar Oncore Flex..............       30,477    $ 10.814633   $    329,597      1.5%       32.92%      1.00%
  Oncore & Firstar Oncore Value.............       62,869    $ 11.184582   $    703,160      0.9%       33.71%      1.21%
  Oncore & Firstar Oncore Premier...........      232,971    $ 10.875254   $  2,533,622      1.4%       33.05%      1.22%
  Oncore & Firstar Oncore Xtra..............       70,019    $ 10.875254   $    761,474      1.4%       33.05%      1.22%
                                              ------------                 ------------
                                                  396,336                  $  4,327,853
                                              ------------                 ------------
2002
  Oncore & Firstar Oncore Flex..............       39,242    $  8.136008   $    319,276      1.5%      -26.69%      0.56%
  Oncore & Firstar Oncore Value.............       82,021    $  8.364642   $    686,078      0.9%      -26.25%      0.82%
  Oncore & Firstar Oncore Premier...........      275,525    $  8.173564   $  2,252,018      1.4%      -26.61%      0.80%
  Oncore & Firstar Oncore Xtra..............       79,167    $  8.173564   $    647,077      1.4%      -26.61%      0.80%
                                              ------------                 ------------
                                                  475,955                  $  3,904,449
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
  (CONTINUED)
INTERNATIONAL GROWTH SUBACCOUNT (CONTINUED)
2001
  Oncore & Firstar Oncore Flex..............       53,202    $ 11.097464   $    590,405      1.5%      -24.38%      1.06%
  Oncore & Firstar Oncore Value.............      104,233    $ 11.341733   $  1,182,178      0.9%      -23.92%      1.01%
  Oncore & Firstar Oncore Premier...........      380,072    $ 11.137690   $  4,233,123      1.4%      -24.30%      1.00%
  Oncore & Firstar Oncore Xtra..............      108,231    $ 11.137690   $  1,205,455      1.4%      -24.30%      1.00%
                                              ------------                 ------------
                                                  645,738                  $  7,211,161
                                              ------------                 ------------
WORLDWIDE GROWTH SUBACCOUNT
2005
  Top I.....................................        9,299    $  8.300095   $     77,183      1.1%        4.72%      1.30%
  Top Tradition.............................      125,911    $  8.300095   $  1,045,076      1.1%        4.72%      1.35%
  Top Plus..................................       21,516    $  8.402063   $    180,775      0.9%        4.92%      1.24%
  Investar Vision & Top Spectrum............       39,235    $ 10.307219   $    404,408      1.4%        4.41%      1.33%
  Top Explorer..............................       91,796    $  8.199446   $    752,679      1.3%        4.51%      1.35%
  Oncore & Firstar Oncore Flex..............       34,988    $ 10.424300   $    364,731      1.5%        4.30%      1.17%
  Oncore & Firstar Oncore Value.............       98,568    $ 10.909551   $  1,075,337      0.9%        4.92%      1.31%
  Oncore & Firstar Oncore Premier...........      458,681    $ 10.503437   $  4,817,732      1.4%        4.41%      1.31%
  Oncore & Firstar Oncore Xtra..............       69,151    $ 10.503437   $    726,303      1.4%        4.41%      1.31%
                                              ------------                 ------------
                                                  949,145                  $  9,444,224
                                              ------------                 ------------
2004
  Top I.....................................       14,579    $  7.926252   $    115,553      1.1%        3.64%      1.02%
  Top Tradition.............................      164,556    $  7.926252   $  1,304,311      1.1%        3.64%      0.96%
  Top Plus..................................       39,696    $  8.007801   $    317,874      0.9%        3.84%      0.91%
  Investar Vision & Top Spectrum............       51,613    $  9.872113   $    509,534      1.4%        3.33%      0.94%
  Top Explorer..............................      113,552    $  7.845571   $    890,882      1.3%        3.43%      0.95%
  Oncore & Firstar Oncore Flex..............       68,077    $  9.994066   $    680,363      1.5%        3.23%      0.95%
  Oncore & Firstar Oncore Value.............      147,886    $ 10.397621   $  1,537,658      0.9%        3.84%      0.91%
  Oncore & Firstar Oncore Premier...........      629,370    $ 10.060040   $  6,331,497      1.4%        3.33%      0.97%
  Oncore & Firstar Oncore Xtra..............      104,791    $ 10.060040   $  1,054,205      1.4%        3.33%      0.97%
                                              ------------                 ------------
                                                1,334,120                  $ 12,741,877
                                              ------------                 ------------
2003
  Top I.....................................       14,297    $  7.648142   $    109,346      1.1%       22.64%      0.97%
  Top Tradition.............................      213,452    $  7.648142   $  1,632,511      1.1%       22.64%      1.11%
  Top Plus..................................       59,560    $  7.711505   $    459,296      0.9%       22.89%      1.07%
  Investar Vision & Top Spectrum............       66,624    $  9.554088   $    636,534      1.4%       22.28%      1.10%
  Top Explorer..............................      162,508    $  7.585312   $  1,232,672      1.3%       22.40%      1.11%
  Oncore & Firstar Oncore Flex..............       87,186    $  9.681675   $    844,106      1.5%       22.16%      1.06%
  Oncore & Firstar Oncore Value.............      247,172    $ 10.012904   $  2,474,912      0.9%       22.89%      1.10%
  Oncore & Firstar Oncore Premier...........      810,029    $  9.735966   $  7,886,412      1.4%       22.28%      1.09%
  Oncore & Firstar Oncore Xtra..............      117,798    $  9.735966   $  1,146,879      1.4%       22.28%      1.09%
                                              ------------                 ------------
                                                1,778,626                  $ 16,422,668
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
  (CONTINUED)
WORLDWIDE GROWTH SUBACCOUNT (CONTINUED)
2002
  Top I.....................................       23,137    $  6.236113   $    144,287      1.1%      -26.31%      0.87%
  Top Tradition.............................      250,428    $  6.236113   $  1,561,694      1.1%      -26.31%      0.86%
  Top Plus..................................       84,760    $  6.275358   $    531,899      0.9%      -26.17%      0.82%
  Investar Vision & Top Spectrum............       86,447    $  7.813288   $    675,436      1.4%      -26.53%      0.83%
  Top Explorer..............................      201,998    $  6.197110   $  1,251,802      1.3%      -26.46%      0.87%
  Oncore & Firstar Oncore Flex..............      118,759    $  7.925431   $    941,213      1.5%      -26.60%      0.72%
  Oncore & Firstar Oncore Value.............      321,826    $  8.148162   $  2,622,290      0.9%      -26.17%      0.85%
  Oncore & Firstar Oncore Premier...........    1,039,628    $  7.962021   $  8,277,550      1.4%      -26.53%      0.83%
  Oncore & Firstar Oncore Xtra..............      168,250    $  7.962021   $  1,339,607      1.4%      -26.53%      0.83%
                                              ------------                 ------------
                                                2,295,233                  $ 17,345,778
                                              ------------                 ------------
2001
  Top I.....................................       27,965    $  8.463030   $    236,665      1.1%      -23.29%      0.49%
  Top Tradition.............................      307,065    $  8.463030   $  2,598,700      1.1%      -23.29%      0.47%
  Top Plus..................................      134,429    $  8.499423   $  1,142,572      0.9%      -23.13%      0.48%
  Investar Vision & Top Spectrum............      113,857    $ 10.634980   $  1,210,864      1.4%      -23.51%      0.44%
  Top Explorer..............................      242,670    $  8.426786   $  2,044,926      1.3%      -23.44%      0.46%
  Oncore & Firstar Oncore Flex..............      172,729    $ 10.798282   $  1,865,173      1.5%      -23.59%      0.41%
  Oncore & Firstar Oncore Value.............      397,264    $ 11.035976   $  4,384,201      0.9%      -23.13%      0.45%
  Oncore & Firstar Oncore Premier...........    1,408,490    $ 10.837423   $ 15,264,397      1.4%      -23.51%      0.46%
  Oncore & Firstar Oncore Xtra..............      225,665    $ 10.837423   $  2,445,632      1.4%      -23.51%      0.46%
                                              ------------                 ------------
                                                3,030,134                  $ 31,193,130
                                              ------------                 ------------
BALANCED SUBACCOUNT
2005
  Top I.....................................       15,867    $ 12.024522   $    190,795      1.1%        6.78%      2.14%
  Top Tradition.............................      222,441    $ 12.024522   $  2,674,743      1.1%        6.78%      2.22%
  Top Plus..................................       65,259    $ 12.172221   $    794,347      0.9%        6.99%      2.15%
  Investar Vision & Top Spectrum............      135,505    $ 16.012022   $  2,169,708      1.4%        6.46%      2.15%
  Top Explorer..............................      110,233    $ 11.878778   $  1,309,430      1.3%        6.57%      2.21%
  Oncore & Firstar Oncore Flex..............       29,405    $ 15.454765   $    454,451      1.5%        6.36%      1.86%
  Oncore & Firstar Oncore Value.............      137,650    $ 16.174009   $  2,226,356      0.9%        6.99%      2.21%
  Oncore & Firstar Oncore Premier...........      887,368    $ 15.572016   $ 13,818,106      1.4%        6.46%      2.13%
  Oncore & Firstar Oncore Xtra..............       78,788    $ 15.572016   $  1,226,889      1.4%        6.46%      2.13%
                                              ------------                 ------------
                                                1,682,516                  $ 24,864,825
                                              ------------                 ------------
2004
  Top I.....................................       19,532    $ 11.261194   $    219,949      1.1%        7.34%      2.24%
  Top Tradition.............................      260,603    $ 11.261194   $  2,934,697      1.1%        7.34%      2.20%
  Top Plus..................................      104,122    $ 11.377016   $  1,184,601      0.9%        7.56%      2.15%
  Investar Vision & Top Spectrum............      189,347    $ 15.039919   $  2,847,761      1.4%        7.02%      2.10%
  Top Explorer..............................      133,548    $ 11.146615   $  1,488,604      1.3%        7.13%      2.09%
  Oncore & Firstar Oncore Flex..............       68,297    $ 14.530765   $    992,413      1.5%        6.92%      2.08%
  Oncore & Firstar Oncore Value.............      193,173    $ 15.117361   $  2,920,272      0.9%        7.56%      2.06%
  Oncore & Firstar Oncore Premier...........    1,270,762    $ 14.626630   $ 18,586,974      1.4%        7.02%      2.11%
  Oncore & Firstar Oncore Xtra..............      100,225    $ 14.626630   $  1,465,957      1.4%        7.02%      2.11%
                                              ------------                 ------------
                                                2,339,609                  $ 32,641,228
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
  (CONTINUED)
BALANCED SUBACCOUNT (CONTINUED)
2003
  Top I.....................................       22,397    $ 10.490828   $    234,963      1.1%       12.81%      2.07%
  Top Tradition.............................      303,570    $ 10.490828   $  3,184,705      1.1%       12.81%      2.21%
  Top Plus..................................      132,623    $ 10.577712   $  1,402,852      0.9%       13.03%      2.03%
  Investar Vision & Top Spectrum............      244,365    $ 14.052762   $  3,434,007      1.4%       12.48%      2.17%
  Top Explorer..............................      177,315    $ 10.404689   $  1,844,906      1.3%       12.59%      2.22%
  Oncore & Firstar Oncore Flex..............       92,627    $ 13.590452   $  1,258,843      1.5%       12.36%      2.16%
  Oncore & Firstar Oncore Value.............      268,663    $ 14.055270   $  3,776,128      0.9%       13.03%      2.10%
  Oncore & Firstar Oncore Premier...........    1,615,730    $ 13.666613   $ 22,081,546      1.4%       12.48%      2.15%
  Oncore & Firstar Oncore Xtra..............      133,989    $ 13.666613   $  1,831,171      1.4%       12.48%      2.15%
                                              ------------                 ------------
                                                2,991,279                  $ 39,049,121
                                              ------------                 ------------
2002
  Top I.....................................       30,791    $  9.299613   $    286,346      1.1%       -7.46%      2.53%
  Top Tradition.............................      325,549    $  9.299613   $  3,027,481      1.1%       -7.46%      2.44%
  Top Plus..................................      198,509    $  9.358103   $  1,857,669      0.9%       -7.28%      2.43%
  Investar Vision & Top Spectrum............      291,172    $ 12.494084   $  3,637,923      1.4%       -7.74%      2.31%
  Top Explorer..............................      200,267    $  9.241501   $  1,850,770      1.3%       -7.65%      2.44%
  Oncore & Firstar Oncore Flex..............      115,864    $ 12.094948   $  1,401,367      1.5%       -7.83%      2.33%
  Oncore & Firstar Oncore Value.............      358,015    $ 12.434696   $  4,451,811      0.9%       -7.28%      2.29%
  Oncore & Firstar Oncore Premier...........    1,969,882    $ 12.150767   $ 23,935,571      1.4%       -7.74%      2.30%
  Oncore & Firstar Oncore Xtra..............      176,260    $ 12.150767   $  2,141,689      1.4%       -7.74%      2.30%
                                              ------------                 ------------
                                                3,666,309                  $ 42,590,627
                                              ------------                 ------------
2001
  Top I.....................................       23,511    $ 10.049646   $    236,279      1.1%       -5.71%      2.66%
  Top Tradition.............................      326,327    $ 10.049646   $  3,279,466      1.1%       -5.71%      2.72%
  Top Plus..................................      197,509    $ 10.092837   $  1,993,425      0.9%       -5.52%      2.63%
  Investar Vision & Top Spectrum............      360,910    $ 13.541875   $  4,887,401      1.4%       -5.99%      2.52%
  Top Explorer..............................      201,883    $ 10.006634   $  2,020,170      1.3%       -5.90%      2.51%
  Oncore & Firstar Oncore Flex..............      143,653    $ 13.122207   $  1,885,048      1.5%       -6.08%      2.53%
  Oncore & Firstar Oncore Value.............      459,055    $ 13.410992   $  6,156,377      0.9%       -5.52%      2.55%
  Oncore & Firstar Oncore Premier...........    2,465,027    $ 13.169779   $ 32,463,869      1.4%       -5.99%      2.55%
  Oncore & Firstar Oncore Xtra..............      267,010    $ 13.169779   $  3,516,464      1.4%       -5.99%      2.55%
                                              ------------                 ------------
                                                4,444,885                  $ 56,438,499
                                              ------------                 ------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.:
ALL CAP SUBACCOUNT
2005
  Oncore Flex...............................       11,000    $ 16.589881   $    182,493      1.5%        2.51%      0.66%
  Oncore & Firstar Oncore Value.............      114,467    $ 17.361907   $  1,987,362      0.9%        3.12%      0.98%
  Oncore & Firstar Oncore Premier...........      269,215    $ 16.715728   $  4,500,121      1.4%        2.61%      0.87%
  Oncore & Firstar Oncore Xtra..............      219,832    $ 16.715728   $  3,674,657      1.4%        2.61%      0.87%
  Oncore & Firstar Oncore Lite..............      229,856    $ 16.715728   $  3,842,207      1.4%        2.61%      0.87%
                                              ------------                 ------------
                                                  844,370                  $ 14,186,840
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.: (CONTINUED)
ALL CAP SUBACCOUNT (CONTINUED)
2004
  Oncore & Firstar Oncore Flex.....       21,872    $ 16.183237   $    353,954      1.5%        6.71%      0.47%
  Oncore & Firstar Oncore Value....       93,302    $ 16.836502   $  1,570,887      0.9%        7.34%      0.66%
  Oncore & Firstar Oncore
     Premier.......................      306,133    $ 16.289995   $  4,986,912      1.4%        6.81%      0.54%
  Oncore & Firstar Oncore Xtra.....      251,883    $ 16.289995   $  4,103,173      1.4%        6.81%      0.54%
  Oncore & Firstar Oncore Lite.....      172,705    $ 16.289995   $  2,813,360      1.4%        6.81%      0.54%
                                     ------------                 ------------
                                         845,895                  $ 13,828,286
                                     ------------                 ------------
2003
  Oncore & Firstar Oncore Flex.....       26,439    $ 15.166107   $    400,974      1.5%       36.98%      0.23%
  Oncore & Firstar Oncore Value....       67,026    $ 15.684793   $  1,051,284      0.9%       37.79%      0.28%
  Oncore & Firstar Oncore
     Premier.......................      335,212    $ 15.251089   $  5,112,352      1.4%       37.12%      0.27%
  Oncore & Firstar Oncore Xtra.....      268,577    $ 15.251089   $  4,096,098      1.4%       37.12%      0.27%
  Oncore & Firstar Oncore Lite.....      143,157    $ 15.251089   $  2,183,294      1.4%       37.12%      0.27%
                                     ------------                 ------------
                                         840,411                  $ 12,844,002
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....       49,079    $ 11.071684   $    543,383      1.5%      -26.17%      0.43%
  Oncore & Firstar Oncore Value....       60,895    $ 11.382739   $    693,149      0.9%      -25.73%      0.42%
  Oncore & Firstar Oncore
     Premier.......................      365,296    $ 11.122785   $  4,063,117      1.4%      -26.09%      0.47%
  Oncore & Firstar Oncore Xtra.....      250,504    $ 11.122785   $  2,786,304      1.4%      -26.09%      0.47%
  Oncore & Firstar Oncore Lite.....      113,837    $ 11.122785   $  1,266,185      1.4%      -26.09%      0.47%
                                     ------------                 ------------
                                         839,611                  $  9,352,138
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....       45,028    $ 14.995451   $    675,221      1.5%        0.39%      0.81%
  Oncore & Firstar Oncore Value....       58,830    $ 15.325385   $    901,600      0.9%        0.99%      1.15%
  Oncore & Firstar Oncore
     Premier.......................      299,673    $ 15.049789   $  4,510,016      1.4%        0.49%      1.21%
  Oncore & Firstar Oncore Xtra.....      175,876    $ 15.049789   $  2,646,885      1.4%        0.49%      1.21%
  Oncore Lite......................       32,054    $ 15.049789   $    482,406      1.4%       -0.41%      1.21%      4/17/01
                                     ------------                 ------------
                                         611,461                  $  9,216,128
                                     ------------                 ------------
TOTAL RETURN SUBACCOUNT
2005
  Oncore & Firstar Oncore Flex.....        9,120    $ 11.786214   $    107,494      1.5%        1.79%      1.77%
  Oncore & Firstar Oncore Value....       39,870    $ 12.334736   $    491,789      0.9%        2.40%      1.88%
  Oncore & Firstar Oncore
     Premier.......................      211,646    $ 11.875653   $  2,513,439      1.4%        1.89%      1.89%
  Oncore & Firstar Oncore Xtra.....      221,490    $ 11.875653   $  2,630,335      1.4%        1.89%      1.89%
  Oncore & Firstar Oncore Lite.....      105,204    $ 11.875653   $  1,249,364      1.4%        1.89%      1.89%
                                     ------------                 ------------
                                         587,330                  $  6,992,421
                                     ------------                 ------------
2004
  Oncore & Firstar Oncore Flex.....       12,141    $ 11.578627   $    140,580      1.5%        7.13%      1.78%
  Oncore & Firstar Oncore Value....       49,135    $ 12.046054   $    591,878      0.9%        7.77%      1.80%
  Oncore & Firstar Oncore
     Premier.......................      252,002    $ 11.655037   $  2,937,089      1.4%        7.23%      1.92%
  Oncore & Firstar Oncore Xtra.....      245,292    $ 11.655037   $  2,858,891      1.4%        7.23%      1.92%
  Oncore & Firstar Oncore Lite.....      100,671    $ 11.655037   $  1,173,324      1.4%        7.23%      1.92%
                                     ------------                 ------------
                                         659,241                  $  7,701,762
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.: (CONTINUED)
TOTAL RETURN SUBACCOUNT (CONTINUED)
2003
  Oncore & Firstar Oncore Flex.....       13,053    $ 10.808286   $    141,079      1.5%       14.20%      1.66%
  Oncore & Firstar Oncore Value....       51,447    $ 11.177969   $    575,077      0.9%       14.88%      1.60%
  Oncore & Firstar Oncore
     Premier.......................      301,022    $ 10.868872   $  3,271,760      1.4%       14.32%      1.75%
  Oncore & Firstar Oncore Xtra.....      253,603    $ 10.868872   $  2,756,380      1.4%       14.32%      1.75%
  Oncore & Firstar Oncore Lite.....       36,394    $ 10.868872   $    395,567      1.4%       14.32%      1.75%
                                     ------------                 ------------
                                         655,519                  $  7,139,863
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....       16,555    $  9.464057   $    156,680      1.5%       -8.24%      1.39%
  Oncore & Firstar Oncore Value....       55,689    $  9.729919   $    541,846      0.9%       -7.70%      1.51%
  Oncore & Firstar Oncore
     Premier.......................      275,575    $  9.507740   $  2,620,094      1.4%       -8.15%      1.63%
  Oncore & Firstar Oncore Xtra.....      218,416    $  9.507740   $  2,076,644      1.4%       -8.15%      1.63%
  Oncore & Firstar Oncore Lite.....       17,231    $  9.507740   $    163,829      1.4%       -8.15%      1.63%
                                     ------------                 ------------
                                         583,466                  $  5,559,093
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....       17,591    $ 10.314460   $    181,441      1.5%       -2.27%      3.01%
  Oncore & Firstar Oncore Value....       52,597    $ 10.541475   $    554,455      0.9%       -1.69%      2.29%
  Oncore & Firstar Oncore
     Premier.......................      235,953    $ 10.351859   $  2,442,545      1.4%       -2.18%      3.10%
  Oncore & Firstar Oncore Xtra.....      143,967    $ 10.351859   $  1,490,321      1.4%       -2.18%      3.10%
  Oncore & Firstar Oncore Lite.....        4,546    $ 10.351859   $     47,062      1.4%        0.58%      3.10%      4/17/01
                                     ------------                 ------------
                                         454,654                  $  4,715,824
                                     ------------                 ------------
INVESTORS SUBACCOUNT
2005
  Oncore & Firstar Oncore Flex.....       22,993    $ 13.470984   $    309,732      1.5%        4.96%      0.75%
  Oncore & Firstar Oncore Value....       52,860    $ 14.097887   $    745,210      0.9%        5.58%      1.17%
  Oncore & Firstar Oncore
     Premier.......................      167,895    $ 13.573192   $  2,278,865      1.4%        5.06%      1.22%
  Oncore & Firstar Oncore Xtra.....      121,680    $ 13.573192   $  1,651,590      1.4%        5.06%      1.22%
  Oncore Lite......................       72,239    $ 13.573192   $    980,520      1.4%        5.06%      1.22%
                                     ------------                 ------------
                                         437,667                  $  5,965,917
                                     ------------                 ------------
2004
  Oncore & Firstar Oncore Flex.....       54,406    $ 12.834716   $    698,287      1.5%        8.74%      1.38%
  Oncore & Firstar Oncore Value....       59,379    $ 13.352844   $    792,875      0.9%        9.39%      1.56%
  Oncore & Firstar Oncore
     Premier.......................      170,824    $ 12.919400   $  2,206,953      1.4%        8.85%      1.44%
  Oncore & Firstar Oncore Xtra.....      147,871    $ 12.919400   $  1,910,399      1.4%        8.85%      1.44%
  Oncore & Firstar Oncore Lite.....       55,853    $ 12.919400   $    721,588      1.4%        8.85%      1.44%
                                     ------------                 ------------
                                         488,333                  $  6,330,102
                                     ------------                 ------------
2003
  Oncore & Firstar Oncore Flex.....       60,640    $ 11.803030   $    715,735      1.5%       30.38%      1.81%
  Oncore & Firstar Oncore Value....       54,924    $ 12.206734   $    670,437      0.9%       31.15%      1.48%
  Oncore & Firstar Oncore
     Premier.......................      184,492    $ 11.869178   $  2,189,772      1.4%       30.51%      1.47%
  Oncore & Firstar Oncore Xtra.....      125,056    $ 11.869178   $  1,484,313      1.4%       30.51%      1.47%
  Oncore Lite......................       55,417    $ 11.869178   $    657,756      1.4%       30.51%      1.47%
                                     ------------                 ------------
                                         480,529                  $  5,718,013
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.: (CONTINUED)
INVESTORS SUBACCOUNT (CONTINUED)
2002
  Oncore & Firstar Oncore Flex.....       71,598    $  9.053003   $    648,180      1.5%      -24.19%      1.18%
  Oncore & Firstar Oncore Value....       50,000    $  9.307368   $    465,371      0.9%      -23.74%      1.37%
  Oncore & Firstar Oncore
     Premier.......................      234,005    $  9.094795   $  2,128,222      1.4%      -24.11%      1.33%
  Oncore & Firstar Oncore Xtra.....      106,559    $  9.094795   $    969,133      1.4%      -24.11%      1.33%
  Oncore Lite......................       45,433    $  9.094795   $    413,200      1.4%      -24.11%      1.33%
                                     ------------                 ------------
                                         507,595                  $  4,624,106
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....       62,628    $ 11.941223   $    747,853      1.5%       -5.57%      1.30%
  Oncore & Firstar Oncore Value....       32,448    $ 12.204028   $    395,995      0.9%       -5.01%      0.88%
  Oncore & Firstar Oncore
     Premier.......................      173,272    $ 11.984510   $  2,076,578      1.4%       -5.48%      1.26%
  Oncore & Firstar Oncore Xtra.....       88,848    $ 11.984510   $  1,064,808      1.4%       -5.48%      1.26%
  Oncore Lite......................        6,269    $ 11.984510   $     75,134      1.4%       -4.24%      1.26%      4/17/01
                                     ------------                 ------------
                                         363,465                  $  4,360,368
                                     ------------                 ------------
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS (NOTE 4):
OPPORTUNITY SUBACCOUNT
2005
  Top I............................        3,214    $ 13.716021   $     44,083      1.1%        6.71%      0.00%
  Top Tradition....................       46,503    $ 13.716021   $    637,831      1.1%        6.71%      0.00%
  Top Plus.........................       12,755    $ 13.884465   $    177,090      0.9%        6.92%      0.00%
  Investar Vision & Top Spectrum...        4,622    $ 15.328247   $     70,854      1.4%        6.40%      0.00%
  Top Explorer.....................       33,232    $ 13.549801   $    450,281      1.3%        6.50%      0.00%
  Oncore & Firstar Oncore Flex.....       16,360    $ 15.212835   $    248,879      1.5%        6.29%      0.00%
  Oncore & Firstar Oncore Value....      155,307    $ 15.920809   $  2,472,618      0.9%        6.92%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      339,865    $ 15.328247   $  5,209,540      1.4%        6.40%      0.00%
  Oncore & Firstar Oncore Xtra.....      435,281    $ 15.328247   $  6,672,090      1.4%        6.40%      0.00%
  Oncore & Firstar Oncore Lite.....      108,801    $ 15.328247   $  1,667,744      1.4%        6.40%      0.00%
                                     ------------                 ------------
                                       1,155,940                  $ 17,651,010
                                     ------------                 ------------
2004
  Top I............................        3,842    $ 12.853057   $     49,381      1.1%       16.93%      0.00%
  Top Tradition....................       53,542    $ 12.853057   $    688,176      1.1%       16.93%      0.00%
  Top Plus.........................       20,696    $ 12.985241   $    268,747      0.9%       17.16%      0.00%
  Investar Vision & Top Spectrum...        6,383    $ 14.406341   $     91,954      1.4%       16.58%      0.00%
  Top Explorer.....................       43,658    $ 12.722318   $    555,435      1.3%       16.70%      0.00%
  Oncore & Firstar Oncore Flex.....       23,707    $ 14.311919   $    339,290      1.5%       16.47%      0.00%
  Oncore & Firstar Oncore Value....      183,977    $ 14.889703   $  2,739,361      0.9%       17.16%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      428,808    $ 14.406341   $  6,177,548      1.4%       16.58%      0.00%
  Oncore & Firstar Oncore Xtra.....      513,308    $ 14.406341   $  7,394,885      1.4%       16.58%      0.00%
  Oncore & Firstar Oncore Lite.....      156,244    $ 14.406341   $  2,250,910      1.4%       16.58%      0.00%
                                     ------------                 ------------
                                       1,434,165                  $ 20,555,687
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS (NOTE 4): (CONTINUED)
OPPORTUNITY SUBACCOUNT (CONTINUED)
2003
  Top I............................        3,670    $ 10.992008   $     40,346      1.1%       35.52%      0.05%
  Top Tradition....................       65,730    $ 10.992008   $    722,501      1.1%       35.52%      0.08%
  Top Plus.........................       31,462    $ 11.083042   $    348,692      0.9%       35.79%      0.09%
  Investar Vision & Top Spectrum...        6,973    $ 12.357050   $     86,164      1.4%       35.12%      0.08%
  Top Explorer.....................       56,933    $ 10.901773   $    620,670      1.3%       35.25%      0.08%
  Oncore & Firstar Oncore Flex.....       27,067    $ 12.288188   $    332,600      1.5%       34.98%      0.07%
  Oncore & Firstar Oncore Value....      212,892    $ 12.708516   $  2,705,540      0.9%       35.79%      0.08%
  Oncore & Firstar Oncore
     Premier.......................      583,589    $ 12.357050   $  7,211,452      1.4%       35.12%      0.08%
  Oncore & Firstar Oncore Xtra.....      554,398    $ 12.357050   $  6,850,725      1.4%       35.12%      0.08%
  Oncore & Firstar Oncore Lite.....      270,449    $ 12.357050   $  3,341,952      1.4%       35.12%      0.08%
                                     ------------                 ------------
                                       1,813,163                  $ 22,260,642
                                     ------------                 ------------
2002
  Top I............................        7,767    $  8.111148   $     62,998      1.1%      -27.62%      0.39%
  Top Tradition....................       64,592    $  8.111148   $    523,914      1.1%      -27.62%      0.43%
  Top Plus.........................       28,890    $  8.162179   $    235,807      0.9%      -27.47%      0.44%
  Investar Vision & Top Spectrum...        7,451    $  9.145475   $     68,144      1.4%      -27.83%      0.40%
  Top Explorer.....................       52,049    $  8.060463   $    419,540      1.3%      -27.76%      0.43%
  Oncore & Firstar Oncore Flex.....       38,242    $  9.103468   $    348,130      1.5%      -27.90%      0.39%
  Oncore & Firstar Oncore Value....      225,389    $  9.359256   $  2,109,472      0.9%      -27.47%      0.43%
  Oncore & Firstar Oncore
     Premier.......................      613,606    $  9.145475   $  5,611,716      1.4%      -27.83%      0.40%
  Oncore & Firstar Oncore Xtra.....      596,327    $  9.145475   $  5,453,697      1.4%      -27.83%      0.40%
  Oncore & Firstar Oncore Lite.....      241,758    $  9.145475   $  2,210,991      1.4%      -27.83%      0.40%
                                     ------------                 ------------
                                       1,876,071                  $ 17,044,409
                                     ------------                 ------------
2001
  Top I............................        8,307    $ 11.205725   $     93,090      1.1%       -4.76%      0.52%
  Top Tradition....................       44,704    $ 11.205725   $    500,942      1.1%       -4.76%      0.41%
  Top Plus.........................       23,185    $ 11.253894   $    260,924      0.9%       -4.57%      0.46%
  Top Spectrum.....................        3,911    $ 12.672277   $     49,565      1.4%       -5.04%      0.54%
  Top Explorer.....................       45,268    $ 11.157790   $    505,096      1.3%       -4.95%      0.28%
  Oncore & Firstar Oncore Flex.....       38,737    $ 12.626529   $    489,112      1.5%       -5.14%      0.42%
  Oncore & Firstar Oncore Value....      180,541    $ 12.904401   $  2,329,774      0.9%       -4.57%      0.44%
  Oncore & Firstar Oncore
     Premier.......................      615,990    $ 12.672277   $  7,805,989      1.4%       -5.04%      0.54%
  Oncore & Firstar Oncore Xtra.....      534,528    $ 12.672277   $  6,773,672      1.4%       -5.04%      0.54%
  Oncore & Firstar Oncore Lite.....      144,783    $ 12.672277   $  1,834,732      1.4%       -1.09%      0.54%      4/17/01
                                     ------------                 ------------
                                       1,639,954                  $ 20,642,896
                                     ------------                 ------------
MULTI CAP VALUE SUBACCOUNT
2005
  Top I............................          616    $ 15.641554   $      9,637      1.1%       15.24%      0.36%
  Top Tradition....................        5,635    $ 15.641554   $     88,136      1.1%       15.24%      0.36%
  Top Plus.........................        5,600    $ 15.833700   $     88,665      0.9%       15.47%      0.36%
  Investar Vision & Top Spectrum...        2,057    $ 13.442715   $     27,646      1.4%       14.90%      0.00%
  Top Explorer.....................        2,976    $ 15.451988   $     45,980      1.3%       15.01%      0.37%
  Oncore & Firstar Oncore Flex.....        2,985    $ 13.341494   $     39,819      1.5%       14.78%      0.77%
  Oncore & Firstar Oncore Value....        7,453    $ 13.962519   $    104,059      0.9%       15.47%      0.42%
  Oncore & Firstar Oncore
     Premier.......................       48,531    $ 13.442715   $    652,394      1.4%       14.90%      0.37%
  Oncore & Firstar Oncore Xtra.....       39,288    $ 13.442715   $    528,158      1.4%       14.90%      0.37%
                                     ------------                 ------------
                                         115,141                  $  1,584,494
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS (NOTE 4): (CONTINUED)
MULTI CAP VALUE SUBACCOUNT (CONTINUED)
2004
  Top I.....................................          617    $ 13.573321   $      8,368      1.1%       15.49%      0.00%
  Top Tradition.............................        5,182    $ 13.573321   $     70,343      1.1%       15.49%      0.00%
  Top Plus..................................        5,600    $ 13.712955   $     76,789      0.9%       15.72%      0.00%
  Top Explorer..............................        3,320    $ 13.435239   $     44,609      1.3%       15.26%      0.00%
  Oncore & Firstar Oncore Flex..............        9,933    $ 11.623051   $    115,448      1.5%       15.04%      0.00%
  Oncore & Firstar Oncore Value.............        6,857    $ 12.092388   $     82,920      0.9%       15.72%      0.00%
  Oncore & Firstar Oncore Premier...........       50,453    $ 11.699730   $    590,289      1.4%       15.15%      0.00%
  Oncore & Firstar Oncore Xtra..............       38,234    $ 11.699730   $    447,330      1.4%       15.15%      0.00%
                                              ------------                 ------------
                                                  120,196                  $  1,436,096
                                              ------------                 ------------
2003
  Top I.....................................          617    $ 11.752588   $      7,252      1.1%       36.89%      0.11%
  Top Tradition.............................        9,480    $ 11.752588   $    111,412      1.1%       36.89%      0.12%
  Top Plus..................................        7,179    $ 11.849948   $     85,067      0.9%       37.16%      0.10%
  Top Explorer..............................        3,416    $ 11.656107   $     39,817      1.3%       36.62%      0.12%
  Oncore & Firstar Oncore Flex..............       10,577    $ 10.103864   $    106,864      1.5%       36.35%      0.11%
  Oncore & Firstar Oncore Value.............        8,927    $ 10.449547   $     93,284      0.9%       37.16%      0.12%
  Oncore & Firstar Oncore Premier...........       72,909    $ 10.160486   $    740,795      1.4%       36.49%      0.10%
  Oncore & Firstar Oncore Xtra..............       42,608    $ 10.160486   $    432,918      1.4%       36.49%      0.10%
                                              ------------                 ------------
                                                  155,713                  $  1,617,409
                                              ------------                 ------------
2002
  Top I.....................................          618    $  8.585353   $      5,303      1.1%      -24.00%      0.46%
  Top Tradition.............................        9,258    $  8.585353   $     79,486      1.1%      -24.00%      0.37%
  Top Plus..................................        8,155    $  8.639387   $     70,457      0.9%      -23.85%      0.44%
  Top Explorer..............................        2,955    $  8.531704   $     25,214      1.3%      -24.15%      0.10%
  Oncore & Firstar Oncore Flex..............       10,619    $  7.410125   $     78,686      1.5%      -24.30%      0.46%
  Oncore & Firstar Oncore Value.............        8,108    $  7.618396   $     61,770      0.9%      -23.85%      0.43%
  Oncore & Firstar Oncore Premier...........       85,631    $  7.444322   $    637,464      1.4%      -24.22%      0.37%
  Oncore & Firstar Oncore Xtra..............       52,316    $  7.444322   $    389,456      1.4%      -24.22%      0.37%
                                              ------------                 ------------
                                                  177,660                  $  1,347,836
                                              ------------                 ------------
2001
  Top I.....................................          618    $ 11.296049   $      6,984      1.1%        2.98%      0.00%
  Top Tradition.............................       17,541    $ 11.296049   $    198,142      1.1%        2.98%      0.00%
  Top Plus..................................        5,765    $ 11.344630   $     65,401      0.9%        3.19%      0.00%
  Top Spectrum..............................        2,201    $  9.823899   $     21,623      1.4%        2.68%      0.00%
  Top Explorer..............................       20,612    $ 11.247728   $    231,833      1.3%        2.78%      0.00%
  Oncore & Firstar Oncore Flex..............       10,625    $  9.788424   $    104,005      1.5%        2.58%      0.00%
  Oncore & Firstar Oncore Value.............        9,576    $ 10.003931   $     95,793      0.9%        3.19%      0.00%
  Oncore & Firstar Oncore Premier...........      129,856    $  9.823899   $  1,275,701      1.4%        2.68%      0.00%
  Oncore & Firstar Oncore Xtra..............       63,207    $  9.823899   $    620,940      1.4%        2.68%      0.00%
                                              ------------                 ------------
                                                  260,001                  $  2,620,422
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS (NOTE 4): (CONTINUED)
DISCOVERY SUBACCOUNT
2005
  Top I............................        2,472    $  7.806074   $     19,297      1.1%       14.91%      0.00%       4/8/05
  Top Tradition....................       93,265    $  7.806074   $    728,035      1.1%       14.91%      0.00%       4/8/05
  Top Plus.........................       11,311    $  7.902076   $     89,378      0.9%       15.08%      0.00%       4/8/05
  Investar Vision & Top Spectrum...        5,091    $ 12.813905   $     65,238      1.4%       14.67%      0.00%       4/8/05
  Top Explorer.....................       69,987    $  7.711352   $    539,698      1.3%       14.75%      0.00%       4/8/05
  Oncore & Firstar Oncore Flex.....       15,286    $ 12.717314   $    194,393      1.5%       14.58%      0.00%       4/8/05
  Oncore & Firstar Oncore Value....      198,475    $ 13.309549   $  2,641,610      0.9%       15.08%      0.00%       4/8/05
  Oncore & Firstar Oncore
     Premier.......................      667,544    $ 12.813905   $  8,553,847      1.4%       14.67%      0.00%       4/8/05
  Oncore & Firstar Oncore Xtra.....      412,846    $ 12.813905   $  5,290,164      1.4%       14.67%      0.00%       4/8/05
  Oncore & Firstar Oncore Lite.....       26,572    $ 12.813905   $    340,489      1.4%       14.67%      0.00%       4/8/05
                                     ------------                 ------------
                                       1,502,849                  $ 18,462,149
                                     ------------                 ------------
STRONG VARIABLE INSURANCE FUNDS, INC. (NOTE 4):
MID-CAP GROWTH II SUBACCOUNT
2004
  Top I............................        2,702    $  7.200348   $     19,454      1.1%       17.86%      0.00%
  Top Tradition....................      114,311    $  7.200348   $    823,079      1.1%       17.86%      0.00%
  Top Plus.........................       13,515    $  7.274512   $     98,313      0.9%       18.09%      0.00%
  Investar Vision & Top Spectrum...        9,754    $ 11.854554   $    115,629      1.4%       17.51%      0.00%
  Top Explorer.....................       86,079    $  7.127003   $    613,486      1.3%       17.62%      0.00%
  Oncore & Firstar Oncore Flex.....       21,336    $ 11.776774   $    251,275      1.5%       17.39%      0.00%
  Oncore & Firstar Oncore Value....      238,314    $ 12.252554   $  2,919,953      0.9%       18.09%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      803,840    $ 11.854554   $  9,529,168      1.4%       17.51%      0.00%
  Oncore & Firstar Oncore Xtra.....      484,841    $ 11.854554   $  5,747,576      1.4%       17.51%      0.00%
  Oncore & Firstar Oncore Lite.....       70,268    $ 11.854554   $    832,997      1.4%       17.51%      0.00%
                                     ------------                 ------------
                                       1,844,960                  $ 20,950,930
                                     ------------                 ------------
2003
  Top I............................        2,834    $  6.109458   $     17,317      1.1%       32.75%      0.00%
  Top Tradition....................      136,978    $  6.109458   $    836,859      1.1%       32.75%      0.00%
  Top Plus.........................       24,446    $  6.160144   $    150,593      0.9%       33.02%      0.00%
  Investar Vision & Top Spectrum...        9,422    $ 10.088450   $     95,057      1.4%       32.36%      0.00%
  Top Explorer.....................      110,618    $  6.059228   $    670,262      1.3%       32.49%      0.00%
  Oncore & Firstar Oncore Flex.....       28,993    $ 10.032151   $    290,858      1.5%       32.23%      0.00%
  Oncore & Firstar Oncore Value....      284,194    $ 10.375611   $  2,948,686      0.9%       33.02%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      991,015    $ 10.088450   $  9,997,796      1.4%       32.36%      0.00%
  Oncore & Firstar Oncore Xtra.....      590,657    $ 10.088450   $  5,958,818      1.4%       32.36%      0.00%
  Oncore & Firstar Oncore Lite.....      139,017    $ 10.088450   $  1,402,464      1.4%       32.36%      0.00%
                                     ------------                 ------------
                                       2,318,174                  $ 22,368,710
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
STRONG VARIABLE INSURANCE FUNDS, INC. (NOTE 4): (CONTINUED)
MID-CAP GROWTH II SUBACCOUNT (CONTINUED)
2002
  Top I............................        1,699    $  4.602057   $      7,819      1.1%      -38.23%      0.00%
  Top Tradition....................      131,912    $  4.602057   $    607,065      1.1%      -38.23%      0.00%
  Top Plus.........................       32,322    $  4.631070   $    149,685      0.9%      -38.10%      0.00%
  Investar Vision & Top Spectrum...        9,488    $  7.621828   $     72,317      1.4%      -38.41%      0.00%
  Top Explorer.....................      114,697    $  4.573237   $    524,538      1.3%      -38.35%      0.00%
  Oncore & Firstar Oncore Flex.....       46,933    $  7.586758   $    356,067      1.5%      -38.47%      0.00%
  Oncore & Firstar Oncore Value....      303,965    $  7.800175   $  2,370,983      0.9%      -38.10%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,100,189    $  7.621828   $  8,385,453      1.4%      -38.41%      0.00%
  Oncore & Firstar Oncore Xtra.....      626,229    $  7.621828   $  4,773,008      1.4%      -38.41%      0.00%
  Oncore & Firstar Oncore Lite.....      130,895    $  7.621828   $    997,660      1.4%      -38.41%      0.00%
                                     ------------                 ------------
                                       2,498,329                  $ 18,244,595
                                     ------------                 ------------
2001
  Top I............................        1,733    $  7.449973   $     12,912      1.1%      -31.53%      0.00%
  Top Tradition....................      132,257    $  7.449973   $    985,308      1.1%      -31.53%      0.00%
  Top Plus.........................       48,707    $  7.482075   $    364,426      0.9%      -31.39%      0.00%
  Investar Vision & Top Spectrum...       11,444    $ 12.375260   $    141,628      1.4%      -31.73%      0.00%
  Top Explorer.....................      141,857    $  7.418030   $  1,052,301      1.3%      -31.67%      0.00%
  Oncore & Firstar Oncore Flex.....       70,801    $ 12.330516   $    873,010      1.5%      -31.80%      0.00%
  Oncore & Firstar Oncore Value....      321,910    $ 12.602189   $  4,056,775      0.9%      -31.39%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,468,041    $ 12.375260   $ 18,167,386      1.4%      -31.73%      0.00%
  Oncore & Firstar Oncore Xtra.....      763,291    $ 12.375260   $  9,445,917      1.4%      -31.73%      0.00%
  Oncore & Firstar Oncore Lite.....       82,615    $ 12.375260   $  1,022,388      1.4%      -14.73%      0.00%      4/17/01
                                     ------------                 ------------
                                       3,042,656                  $ 36,122,051
                                     ------------                 ------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I:
CORE PLUS FIXED INCOME SUBACCOUNT
2005
  Oncore Flex......................        8,349    $ 13.728861   $    114,626      1.5%        2.68%      2.37%
  Oncore & Firstar Oncore Value....       29,160    $ 14.367804   $    418,971      0.9%        3.29%      3.20%
  Oncore & Firstar Oncore
     Premier.......................      150,167    $ 13.833055   $  2,077,274      1.4%        2.78%      3.54%
  Oncore & Firstar Oncore Xtra.....       60,855    $ 13.833055   $    841,801      1.4%        2.78%      3.54%
                                     ------------                 ------------
                                         248,531                  $  3,452,672
                                     ------------                 ------------
2004
  Oncore Flex......................       22,850    $ 13.370815   $    305,526      1.5%        2.82%      3.77%
  Oncore & Firstar Oncore Value....       29,175    $ 13.910580   $    405,846      0.9%        3.43%      3.83%
  Oncore & Firstar Oncore
     Premier.......................      225,980    $ 13.459054   $  3,041,468      1.4%        2.92%      3.81%
  Oncore & Firstar Oncore Xtra.....       52,236    $ 13.459054   $    703,047      1.4%        2.92%      3.81%
                                     ------------                 ------------
                                         330,241                  $  4,455,887
                                     ------------                 ------------
2003
  Oncore Flex......................       24,259    $ 13.004005   $    315,465      1.5%        3.09%      0.06%
  Oncore & Firstar Oncore Value....       32,204    $ 13.448755   $    433,100      0.9%        3.71%      0.06%
  Oncore & Firstar Oncore
     Premier.......................      251,670    $ 13.076897   $  3,291,073      1.4%        3.19%      0.06%
  Oncore Xtra......................       50,161    $ 13.076897   $    655,949      1.4%        3.19%      0.06%
                                     ------------                 ------------
                                         358,294                  $  4,695,587
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
CORE PLUS FIXED INCOME SUBACCOUNT
  (CONTINUED)
2002
  Oncore Flex...............................       27,114    $ 12.614010   $    342,013      1.5%        5.74%      3.57%
  Oncore & Firstar Oncore Value.............       42,121    $ 12.968279   $    546,239      0.9%        6.37%      3.36%
  Oncore & Firstar Oncore Premier...........      284,568    $ 12.672219   $  3,606,106      1.4%        5.84%      3.42%
  Oncore & Firstar Oncore Xtra..............        3,142    $ 12.672219   $     39,820      1.4%        5.84%      3.42%
                                              ------------                 ------------
                                                  356,945                  $  4,534,178
                                              ------------                 ------------
2001
  Oncore & Firstar Oncore Flex..............       26,172    $ 11.929215   $    312,212      1.5%        7.70%      3.67%
  Oncore & Firstar Oncore Value.............       48,463    $ 12.191749   $    590,853      0.9%        8.34%      3.87%
  Oncore & Firstar Oncore Premier...........      332,091    $ 11.972451   $  3,975,944      1.4%        7.80%      3.78%
  Oncore & Firstar Oncore Xtra..............        3,512    $ 11.972451   $     42,044      1.4%        7.80%      3.78%
                                              ------------                 ------------
                                                  410,238                  $  4,921,053
                                              ------------                 ------------
U.S. REAL ESTATE SUBACCOUNT
2005
  Top I.....................................        2,072    $ 29.386693   $     60,886      1.1%       15.78%      0.79%
  Top Tradition.............................       47,166    $ 29.386693   $  1,386,054      1.1%       15.78%      1.17%
  Top Plus..................................       21,233    $ 29.747497   $    631,626      0.9%       16.01%      1.16%
  Investar Vision & Top Spectrum............        3,390    $ 24.717979   $     83,784      1.4%       15.44%      1.19%
  Top Explorer..............................       23,831    $ 29.030792   $    691,839      1.3%       15.55%      1.17%
  Oncore & Firstar Oncore Flex..............        7,392    $ 24.531963   $    181,331      1.5%       15.33%      0.96%
  Oncore & Firstar Oncore Value.............       65,805    $ 25.673351   $  1,689,442      0.9%       16.01%      1.18%
  Oncore & Firstar Oncore Premier...........      121,775    $ 24.717979   $  3,010,034      1.4%       15.44%      1.19%
  Oncore & Firstar Oncore Xtra..............      232,734    $ 24.717979   $  5,752,735      1.4%       15.44%      1.19%
                                              ------------                 ------------
                                                  525,398                  $ 13,487,731
                                              ------------                 ------------
2004
  Top I.....................................        7,435    $ 25.381114   $    188,715      1.1%       34.91%      1.15%
  Top Tradition.............................       33,230    $ 25.381114   $    843,421      1.1%       34.91%      1.56%
  Top Plus..................................       14,291    $ 25.642046   $    366,459      0.9%       35.18%      1.56%
  Investar Vision & Top Spectrum............        5,660    $ 21.411919   $    121,195      1.4%       34.51%      1.60%
  Top Explorer..............................       20,125    $ 25.123131   $    505,595      1.3%       34.64%      1.45%
  Oncore & Firstar Oncore Flex..............        5,499    $ 21.271668   $    116,963      1.5%       34.37%      1.73%
  Oncore & Firstar Oncore Value.............       46,568    $ 22.130175   $  1,030,562      0.9%       35.18%      1.70%
  Oncore & Firstar Oncore Premier...........      105,473    $ 21.411919   $  2,258,371      1.4%       34.51%      1.60%
  Oncore & Firstar Oncore Xtra..............      186,966    $ 21.411919   $  4,003,292      1.4%       34.51%      1.60%
                                              ------------                 ------------
                                                  425,247                  $  9,434,573
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
U.S. REAL ESTATE SUBACCOUNT (CONTINUED)
2003
  Top I.....................................        1,089    $ 18.813690   $     20,481      1.1%       36.02%      0.00%
  Top Tradition.............................       22,541    $ 18.813690   $    424,077      1.1%       36.02%      0.00%
  Top Plus..................................       12,211    $ 18.969437   $    231,635      0.9%       36.29%      0.00%
  Top Spectrum..............................          771    $ 15.918756   $     12,279      1.4%       35.61%      0.00%
  Top Explorer..............................       13,271    $ 18.659388   $    247,624      1.3%       35.75%      0.00%
  Oncore & Firstar Oncore Flex..............        6,045    $ 15.830110   $     95,694      1.5%       35.48%      0.00%
  Oncore & Firstar Oncore Value.............       31,222    $ 16.371443   $    511,144      0.9%       36.29%      0.00%
  Oncore & Firstar Oncore Premier...........       65,997    $ 15.918756   $  1,050,609      1.4%       35.61%      0.00%
  Oncore & Firstar Oncore Xtra..............       64,769    $ 15.918756   $  1,031,037      1.4%       35.61%      0.00%
                                              ------------                 ------------
                                                  217,916                  $  3,624,580
                                              ------------                 ------------
2002
  Top I.....................................        1,779    $ 13.831866   $     24,607      1.1%       -1.87%      9.58%
  Top Tradition.............................       15,072    $ 13.831866   $    208,477      1.1%       -1.87%      3.09%
  Top Plus..................................        1,996    $ 13.918838   $     27,778      0.9%       -1.67%      3.77%
  Top Spectrum..............................          391    $ 11.738222   $      4,594      1.4%       -2.16%     23.74%
  Top Explorer..............................        2,402    $ 13.745536   $     33,011      1.3%       -2.06%      1.99%
  Oncore & Firstar Oncore Flex..............        4,405    $ 11.684341   $     51,468      1.5%       -2.25%      3.02%
  Oncore & Firstar Oncore Value.............       12,813    $ 12.012559   $    153,920      0.9%       -1.67%      2.80%
  Oncore & Firstar Oncore Premier...........       45,545    $ 11.738222   $    534,621      1.4%       -2.16%     23.74%
  Oncore Xtra...............................    1,277,332    $ 11.738222   $ 14,993,603      1.4%       -2.16%     23.74%
                                              ------------                 ------------
                                                1,361,735                  $ 16,032,079
                                              ------------                 ------------
2001
  Top I.....................................          365    $ 14.094975   $      5,144      1.1%        8.64%      1.25%
  Top Tradition.............................       13,869    $ 14.094975   $    195,489      1.1%        8.64%      2.79%
  Top Plus..................................        1,196    $ 14.155556   $     16,928      0.9%        8.86%      5.66%
  Top Spectrum..............................       10,323    $ 11.997048   $    123,850      1.4%        8.32%      3.41%
  Top Explorer..............................        3,884    $ 14.034732   $     54,514      1.3%        8.42%      0.55%
  Oncore & Firstar Oncore Flex..............        3,776    $ 11.953743   $     45,142      1.5%        8.21%      3.67%
  Oncore & Firstar Oncore Value.............       15,975    $ 12.216854   $    195,159      0.9%        8.86%      3.12%
  Oncore & Firstar Oncore Premier...........       73,851    $ 11.997048   $    885,982      1.4%        8.32%      3.41%
  Oncore & Firstar Oncore Xtra..............        3,123    $ 11.997048   $     37,472      1.4%        8.32%      3.41%
                                              ------------                 ------------
                                                  126,362                  $  1,559,680
                                              ------------                 ------------
VALUE SUBACCOUNT
2005
  Oncore Flex...............................        2,090    $ 12.784100   $     26,717      1.5%        3.02%      1.32%
  Oncore Value..............................        7,853    $ 13.379018   $    105,064      0.9%        3.63%      1.36%
  Oncore & Firstar Oncore Premier...........       43,346    $ 12.881115   $    558,345      1.4%        3.12%      1.43%
  Oncore Xtra...............................        9,122    $ 12.881115   $    117,511      1.4%        3.12%      1.43%
                                              ------------                 ------------
                                                   62,411                  $    807,637
                                              ------------                 ------------
2004
  Oncore Flex...............................        2,151    $ 12.409098   $     26,694      1.5%       16.09%      1.07%
  Oncore Value..............................        9,265    $ 12.910013   $    119,605      0.9%       16.78%      1.19%
  Oncore & Firstar Oncore Premier...........       67,253    $ 12.490986   $    840,064      1.4%       16.20%      0.98%
  Oncore Xtra...............................        9,929    $ 12.490986   $    124,018      1.4%       16.20%      0.98%
                                              ------------                 ------------
                                                   88,598                  $  1,110,381
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
VALUE SUBACCOUNT (CONTINUED)
2003
  Oncore Flex...............................        3,746    $ 10.689314   $     40,040      1.5%       32.10%      0.00%
  Oncore Value..............................       10,715    $ 11.054926   $    118,456      0.9%       32.88%      0.00%
  Oncore & Firstar Oncore Premier...........       69,251    $ 10.749233   $    744,395      1.4%       32.23%      0.00%
  Oncore Xtra...............................       10,177    $ 10.749233   $    109,394      1.4%       32.23%      0.00%
                                              ------------                 ------------
                                                   93,889                  $  1,012,285
                                              ------------                 ------------
2002
  Oncore Flex...............................        3,716    $  8.091822   $     30,069      1.5%      -23.31%      0.82%
  Oncore Value..............................        8,393    $  8.319174   $     69,823      0.9%      -22.85%      0.58%
  Oncore & Firstar Oncore Premier...........       74,364    $  8.129174   $    604,520      1.4%      -23.23%      0.92%
  Oncore Xtra...............................       14,377    $  8.129174   $    116,874      1.4%      -23.23%      0.92%
                                              ------------                 ------------
                                                  100,850                  $    821,286
                                              ------------                 ------------
2001
  Oncore Flex...............................        4,627    $ 10.551021   $     48,823      1.5%        0.75%      0.79%
  Oncore Value..............................       15,465    $ 10.783192   $    166,758      0.9%        1.35%      0.91%
  Oncore & Firstar Oncore Premier...........       83,555    $ 10.589267   $    884,781      1.4%        0.85%      0.95%
  Oncore & Firstar Oncore Xtra..............       15,876    $ 10.589267   $    168,120      1.4%        0.85%      0.95%
                                              ------------                 ------------
                                                  119,523                  $  1,268,482
                                              ------------                 ------------
EMERGING MARKETS DEBT SUBACCOUNT
2005
  Oncore & Firstar Oncore Value.............        1,839    $ 17.336039   $     31,873      0.9%       11.25%      8.20%
  Oncore & Firstar Oncore Premier...........        9,624    $ 16.690775   $    160,631      1.4%       10.71%      7.75%
  Oncore Xtra...............................        1,308    $ 16.690775   $     21,843      1.4%       10.71%      7.75%
                                              ------------                 ------------
                                                   12,771                  $    214,347
                                              ------------                 ------------
2004
  Oncore & Firstar Oncore Value.............        2,238    $ 15.582645   $     34,870      0.9%        9.08%     10.57%
  Oncore & Firstar Oncore Premier...........        9,807    $ 15.076787   $    147,857      1.4%        8.54%      6.88%
  Oncore Xtra...............................        1,317    $ 15.076787   $     19,863      1.4%        8.54%      6.88%
                                              ------------                 ------------
                                                   13,362                  $    202,590
                                              ------------                 ------------
2003
  Oncore & Firstar Oncore Value.............          527    $ 14.285833   $      7,535      0.9%       26.72%      0.00%
  Oncore & Firstar Oncore Premier...........       11,156    $ 13.890773   $    154,958      1.4%       26.10%      0.00%
  Oncore Xtra...............................        1,426    $ 13.890773   $     19,804      1.4%       26.10%      0.00%
                                              ------------                 ------------
                                                   13,109                  $    182,297
                                              ------------                 ------------
2002
  Oncore & Firstar Oncore Value.............        4,551    $ 11.273140   $     51,308      0.9%        8.25%      6.62%
  Oncore & Firstar Oncore Premier...........       11,716    $ 11.015680   $    129,059      1.4%        7.71%      7.28%
  Oncore Xtra...............................        2,122    $ 11.015680   $     23,373      1.4%        7.71%      7.28%
                                              ------------                 ------------
                                                   18,389                  $    203,740
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
EMERGING MARKETS DEBT SUBACCOUNT (CONTINUED)
2001
  Oncore & Firstar Oncore Value.............        5,107    $ 10.414207   $     53,187      0.9%        9.11%      7.46%
  Oncore & Firstar Oncore Premier...........       12,854    $ 10.226805   $    131,454      1.4%        8.57%      7.51%
  Oncore & Firstar Oncore Xtra..............        2,379    $ 10.226805   $     24,326      1.4%        8.57%      7.51%
                                              ------------                 ------------
                                                   20,340                  $    208,967
                                              ------------                 ------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
GROWTH & INCOME SUBACCOUNT
2005
  Top I.....................................        2,285    $ 11.568970   $     26,440      1.1%        2.80%      1.46%
  Top Tradition.............................       30,489    $ 11.568970   $    352,722      1.1%        2.80%      1.96%
  Top Plus..................................        6,965    $ 11.711069   $     81,563      0.9%        3.00%      2.13%
  Investar Vision & Top Spectrum............       14,087    $  9.953801   $    140,217      1.4%        2.50%      2.29%
  Top Explorer..............................       39,972    $ 11.428733   $    456,830      1.3%        2.60%      1.77%
  Oncore & Firstar Oncore Flex..............       33,261    $  9.878831   $    328,581      1.5%        2.40%      1.70%
  Oncore & Firstar Oncore Value.............    1,006,064    $ 10.338651   $ 10,401,340      0.9%        3.00%      2.64%
  Oncore & Firstar Oncore Premier...........    1,611,015    $  9.953801   $ 16,035,723      1.4%        2.50%      2.29%
  Oncore & Firstar Oncore Xtra..............    1,431,110    $  9.953801   $ 14,244,987      1.4%        2.50%      2.29%
  Oncore & Firstar Oncore Lite..............    2,219,378    $  9.953801   $ 22,091,250      1.4%        2.50%      2.29%
                                              ------------                 ------------
                                                6,394,626                  $ 64,159,653
                                              ------------                 ------------
2004
  Top I.....................................        5,276    $ 11.253743   $     59,379      1.1%       17.50%      2.46%
  Top Tradition.............................       24,067    $ 11.253743   $    270,844      1.1%       17.50%      2.11%
  Top Plus..................................        5,020    $ 11.369495   $     57,075      0.9%       17.74%      1.90%
  Investar Vision & Top Spectrum............       15,520    $  9.711236   $    150,722      1.4%       17.15%      2.46%
  Top Explorer..............................       24,222    $ 11.139244   $    269,815      1.3%       17.27%      1.84%
  Oncore & Firstar Oncore Flex..............       31,595    $  9.647559   $    304,818      1.5%       17.04%      1.88%
  Oncore & Firstar Oncore Value.............      266,214    $ 10.037103   $  2,672,022      0.9%       17.74%      2.84%
  Oncore & Firstar Oncore Premier...........      738,836    $  9.711236   $  7,174,996      1.4%       17.15%      2.46%
  Oncore & Firstar Oncore Xtra..............      723,459    $  9.711236   $  7,025,682      1.4%       17.15%      2.46%
  Oncore & Firstar Oncore Lite..............      675,997    $  9.711236   $  6,564,765      1.4%       17.15%      2.46%
                                              ------------                 ------------
                                                2,510,206                  $ 24,550,118
                                              ------------                 ------------
2003
  Top I.....................................        1,417    $  9.577460   $     13,574      1.1%       23.01%      1.36%
  Top Tradition.............................       19,436    $  9.577460   $    186,143      1.1%       23.01%      1.47%
  Top Plus..................................        1,774    $  9.656808   $     17,131      0.9%       23.25%      1.56%
  Top Spectrum..............................          935    $  8.289314   $      7,749      1.4%       22.64%      1.73%
  Top Explorer..............................       19,586    $  9.498828   $    186,046      1.3%       22.77%      1.31%
  Oncore Flex...............................       22,040    $  8.243099   $    181,675      1.5%       22.52%      0.90%
  Oncore & Firstar Oncore Value.............       97,467    $  8.525128   $    830,919      0.9%       23.25%      1.47%
  Oncore & Firstar Oncore Premier...........      313,813    $  8.289314   $  2,601,299      1.4%       22.64%      1.56%
  Oncore & Firstar Oncore Xtra..............      365,089    $  8.289314   $  3,026,337      1.4%       22.64%      1.56%
  Oncore & Firstar Oncore Lite..............      260,913    $  8.289314   $  2,162,791      1.4%       22.64%      1.56%
                                              ------------                 ------------
                                                1,102,470                  $  9,213,664
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
GROWTH & INCOME SUBACCOUNT (CONTINUED)
2002
  Top I............................        1,418    $  7.786048   $     11,042      1.1%      -12.30%      1.51%
  Top Tradition....................       16,086    $  7.786048   $    125,246      1.1%      -12.30%      1.37%
  Top Plus.........................        1,512    $  7.835039   $     11,847      0.9%      -12.13%      1.28%
  Top Explorer.....................       19,154    $  7.737388   $    148,199      1.3%      -12.48%      1.78%
  Oncore Flex......................       50,672    $  6.727773   $    340,910      1.5%      -12.65%      1.56%
  Oncore & Firstar Oncore Value....       83,623    $  6.916855   $    578,409      0.9%      -12.13%      1.57%
  Oncore & Firstar Oncore
     Premier.......................      310,061    $  6.758832   $  2,095,651      1.4%      -12.56%      1.57%
  Oncore & Firstar Oncore Xtra.....      295,724    $  6.758832   $  1,998,748      1.4%      -12.56%      1.57%
  Oncore & Firstar Oncore Lite.....      101,941    $  6.758832   $    689,001      1.4%      -12.56%      1.57%
                                     ------------                 ------------
                                         880,191                  $  5,999,053
                                     ------------                 ------------
2001
  Top I............................        1,419    $  8.878447   $     12,601      1.1%      -10.33%      0.47%
  Top Tradition....................       19,256    $  8.878447   $    170,961      1.1%      -10.33%      0.43%
  Top Plus.........................          916    $  8.916630   $      8,171      0.9%      -10.15%      0.35%
  Top Explorer.....................       15,077    $  8.840448   $    133,290      1.3%      -10.51%      0.65%
  Oncore & Firstar Oncore Flex.....       40,776    $  7.702095   $    314,064      1.5%      -10.69%      0.53%
  Oncore & Firstar Oncore Value....       79,514    $  7.871689   $    625,912      0.9%      -10.15%      0.44%
  Oncore & Firstar Oncore
     Premier.......................      309,046    $  7.730038   $  2,388,929      1.4%      -10.60%      0.59%
  Oncore & Firstar Oncore Xtra.....      235,382    $  7.730038   $  1,819,503      1.4%      -10.60%      0.59%
  Oncore Lite......................       17,578    $  7.730038   $    135,881      1.4%       -1.77%      0.59%      4/17/01
                                     ------------                 ------------
                                         718,964                  $  5,609,312
                                     ------------                 ------------
CORE U.S. EQUITY SUBACCOUNT
2005
  Top Tradition....................       17,758    $ 10.080590   $    179,009      1.1%        5.36%      0.70%
  Top Plus.........................        3,357    $ 10.204411   $     34,253      0.9%        5.56%      0.73%
  Investar Vision & Top Spectrum...        1,462    $ 11.317571   $     16,551      1.4%        5.04%      1.08%
  Top Explorer.....................       13,197    $  9.958408   $    131,423      1.3%        5.15%      0.83%
  Oncore & Firstar Oncore Flex.....       26,434    $ 11.232325   $    296,919      1.5%        4.94%      0.83%
  Oncore & Firstar Oncore Value....      593,339    $ 11.755126   $  6,974,771      0.9%        5.56%      1.26%
  Oncore & Firstar Oncore
     Premier.......................    1,100,532    $ 11.317571   $ 12,455,351      1.4%        5.04%      1.08%
  Oncore & Firstar Oncore Xtra.....      808,383    $ 11.317571   $  9,148,934      1.4%        5.04%      1.08%
  Oncore & Firstar Oncore Lite.....    1,186,712    $ 11.317571   $ 13,430,692      1.4%        5.04%      1.08%
                                     ------------                 ------------
                                       3,751,174                  $ 42,667,903
                                     ------------                 ------------
2004
  Top I............................        1,395    $  9.568193   $     13,347      1.1%       13.69%      0.93%
  Top Tradition....................       21,559    $  9.568193   $    206,284      1.1%       13.69%      1.24%
  Top Plus.........................        4,797    $  9.666608   $     46,371      0.9%       13.91%      1.13%
  Top Spectrum.....................            6    $ 10.774073   $         68      1.4%       13.35%      1.21%
  Top Explorer.....................       14,453    $  9.470844   $    136,880      1.3%       13.46%      0.93%
  Oncore & Firstar Oncore Flex.....       25,784    $ 10.703431   $    275,980      1.5%       13.24%      0.99%
  Oncore & Firstar Oncore Value....      143,000    $ 11.135594   $  1,592,385      0.9%       13.91%      1.12%
  Oncore & Firstar Oncore
     Premier.......................      522,966    $ 10.774073   $  5,634,477      1.4%       13.35%      1.21%
  Oncore & Firstar Oncore Xtra.....      420,443    $ 10.774073   $  4,529,880      1.4%       13.35%      1.21%
  Oncore & Firstar Oncore Lite.....      256,285    $ 10.774073   $  2,761,233      1.4%       13.35%      1.21%
                                     ------------                 ------------
                                       1,410,688                  $ 15,196,905
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
CORE U.S. EQUITY SUBACCOUNT
  (CONTINUED)
2003
  Top Tradition....................       18,201    $  8.416223   $    153,181      1.1%       28.07%      0.76%
  Top Plus.........................        4,818    $  8.485938   $     40,884      0.9%       28.32%      1.15%
  Investar Vision & Top Spectrum...        2,232    $  9.505131   $     21,213      1.4%       27.69%      0.94%
  Top Explorer.....................       18,179    $  8.347120   $    151,744      1.3%       27.81%      0.71%
  Oncore & Firstar Oncore Flex.....       33,028    $  9.452134   $    312,184      1.5%       27.56%      0.73%
  Oncore & Firstar Oncore Value....      120,665    $  9.775513   $  1,179,564      0.9%       28.32%      0.90%
  Oncore & Firstar Oncore
     Premier.......................      417,384    $  9.505131   $  3,967,287      1.4%       27.69%      0.94%
  Oncore & Firstar Oncore Xtra.....      317,336    $  9.505131   $  3,016,325      1.4%       27.69%      0.94%
  Oncore & Firstar Oncore Lite.....      107,031    $  9.505131   $  1,017,347      1.4%       27.69%      0.94%
                                     ------------                 ------------
                                       1,038,874                  $  9,859,729
                                     ------------                 ------------
2002
  Top Tradition....................       14,974    $  6.571707   $     98,405      1.1%      -22.75%      0.66%
  Top Plus.........................        2,145    $  6.613061   $     14,188      0.9%      -22.59%      0.41%
  Investar Vision & Top Spectrum...       11,603    $  7.443985   $     86,373      1.4%      -22.97%      0.54%
  Top Explorer.....................       18,931    $  6.530631   $    123,628      1.3%      -22.90%      0.51%
  Oncore & Firstar Oncore Flex.....       38,034    $  7.409765   $    281,822      1.5%      -23.05%      0.50%
  Oncore & Firstar Oncore Value....      101,320    $  7.618013   $    771,854      0.9%      -22.59%      0.59%
  Oncore & Firstar Oncore
     Premier.......................      385,471    $  7.443985   $  2,869,442      1.4%      -22.97%      0.54%
  Oncore & Firstar Oncore Xtra.....      210,179    $  7.443985   $  1,564,568      1.4%      -22.97%      0.54%
  Oncore Lite......................       19,240    $  7.443985   $    143,226      1.4%      -22.97%      0.54%
                                     ------------                 ------------
                                         801,897                  $  5,953,506
                                     ------------                 ------------
2001
  Top I............................           83    $  8.506573   $        707      1.1%      -12.91%      0.61%
  Top Tradition....................       11,782    $  8.506573   $    100,228      1.1%      -12.91%      0.37%
  Top Plus.........................        3,786    $  8.543146   $     32,343      0.9%      -12.73%      0.56%
  Investar Vision & Top Spectrum...       12,090    $  9.664349   $    116,847      1.4%      -13.17%      0.50%
  Top Explorer.....................       20,857    $  8.470176   $    176,658      1.3%      -13.08%      0.40%
  Oncore & Firstar Oncore Flex.....       46,745    $  9.629429   $    450,132      1.5%      -13.25%      0.40%
  Oncore & Firstar Oncore Value....       99,007    $  9.841404   $    974,364      0.9%      -12.73%      0.42%
  Oncore & Firstar Oncore
     Premier.......................      423,371    $  9.664349   $  4,091,606      1.4%      -13.17%      0.50%
  Oncore & Firstar Oncore Xtra.....      231,011    $  9.664349   $  2,232,569      1.4%      -13.17%      0.50%
  Oncore Lite......................        9,168    $  9.664349   $     88,599      1.4%       -3.70%      0.50%      4/17/01
                                     ------------                 ------------
                                         857,900                  $  8,264,053
                                     ------------                 ------------
GLOBAL INCOME SUBACCOUNT
2001
  Oncore & Firstar Oncore Flex.....       15,465    $ 11.427883   $    176,732      1.5%        3.25%      3.69%
  Oncore & Firstar Oncore Value....       35,579    $ 11.679374   $    415,540      0.9%        3.86%      4.92%
  Oncore & Firstar Oncore
     Premier.......................      156,735    $ 11.469316   $  1,797,641      1.4%        3.35%      5.43%
  Oncore & Firstar Oncore Xtra.....      102,601    $ 11.469316   $  1,176,773      1.4%        3.35%      5.43%
  Oncore & Firstar Oncore Lite.....       18,686    $ 11.469316   $    214,312      1.4%        1.80%      5.43%      4/17/01
                                     ------------                 ------------
                                         329,066                  $  3,780,998
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
CAPITAL GROWTH SUBACCOUNT
2005
  Top I.....................................           49    $  8.663631   $        429      1.1%        1.82%      0.15%
  Top Tradition.............................       16,732    $  8.663631   $    144,957      1.1%        1.82%      0.15%
  Top Plus..................................        2,973    $  8.770072   $     26,072      0.9%        2.03%      0.15%
  Investar Vision & Top Spectrum............       13,742    $ 11.056445   $    151,942      1.4%        1.52%      0.15%
  Top Explorer..............................       11,307    $  8.558562   $     96,768      1.3%        1.62%      0.15%
  Oncore & Firstar Oncore Flex..............        9,365    $ 10.601986   $     99,285      1.5%        1.42%      0.13%
  Oncore & Firstar Oncore Value.............      175,524    $ 11.095490   $  1,947,523      0.9%        2.03%      0.15%
  Oncore & Firstar Oncore Premier...........      398,513    $ 10.682403   $  4,257,080      1.4%        1.52%      0.15%
  Oncore & Firstar Oncore Xtra..............      352,790    $ 10.682403   $  3,768,645      1.4%        1.52%      0.15%
  Oncore & Firstar Oncore Lite..............      340,851    $ 10.682403   $  3,641,113      1.4%        1.52%      0.15%
                                              ------------                 ------------
                                                1,321,846                  $ 14,133,814
                                              ------------                 ------------
2004
  Top I.....................................           58    $  8.508390   $        495      1.1%        7.90%      0.60%
  Top Tradition.............................       17,062    $  8.508390   $    145,168      1.1%        7.90%      0.63%
  Top Plus..................................        2,591    $  8.595928   $     22,275      0.9%        8.11%      0.66%
  Investar Vision & Top Spectrum............       13,942    $ 10.890456   $    151,832      1.4%        7.58%      0.55%
  Top Explorer..............................       12,326    $  8.421774   $    103,805      1.3%        7.68%      0.60%
  Oncore & Firstar Oncore Flex..............       13,111    $ 10.453079   $    137,047      1.5%        7.47%      0.72%
  Oncore & Firstar Oncore Value.............      174,593    $ 10.875163   $  1,898,728      0.9%        8.11%      1.21%
  Oncore & Firstar Oncore Premier...........      416,483    $ 10.522029   $  4,382,251      1.4%        7.58%      1.11%
  Oncore & Firstar Oncore Xtra..............      386,602    $ 10.522029   $  4,067,839      1.4%        7.58%      1.11%
  Oncore & Firstar Oncore Lite..............      341,142    $ 10.522029   $  3,589,506      1.4%        7.58%      1.11%
                                              ------------                 ------------
                                                1,377,910                  $ 14,498,946
                                              ------------                 ------------
2003
  Top I.....................................           73    $  7.885625   $        576      1.1%       22.39%      0.14%
  Top Tradition.............................       22,684    $  7.885625   $    178,874      1.1%       22.39%      0.28%
  Top Plus..................................        3,825    $  7.950961   $     30,413      0.9%       22.63%      0.25%
  Investar Vision & Top Spectrum............       27,886    $ 10.123381   $    282,304      1.4%       22.03%      0.26%
  Top Explorer..............................       17,352    $  7.820835   $    135,704      1.3%       22.15%      0.25%
  Oncore Flex...............................       12,960    $  9.726410   $    126,053      1.5%       21.91%      0.27%
  Oncore & Firstar Oncore Value.............       64,973    $ 10.059169   $    653,577      0.9%       22.63%      0.26%
  Oncore & Firstar Oncore Premier...........      232,062    $  9.780917   $  2,269,777      1.4%       22.03%      0.29%
  Oncore & Firstar Oncore Xtra..............      195,821    $  9.780917   $  1,915,308      1.4%       22.03%      0.29%
  Oncore & Firstar Oncore Lite..............       81,341    $  9.780917   $    795,593      1.4%       22.03%      0.29%
                                              ------------                 ------------
                                                  658,977                  $  6,388,179
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
CAPITAL GROWTH SUBACCOUNT (CONTINUED)
2002
  Top I............................           89    $  6.442916   $        571      1.1%      -25.16%      0.03%
  Top Tradition....................       20,955    $  6.442916   $    135,014      1.1%      -25.16%      0.20%
  Top Plus.........................        5,440    $  6.483475   $     35,270      0.9%      -25.01%      0.16%
  Investar Vision & Top Spectrum...       30,917    $  8.295824   $    256,479      1.4%      -25.38%      0.14%
  Top Explorer.....................       26,820    $  6.402630   $    171,721      1.3%      -25.30%      0.32%
  Oncore & Firstar.................       17,297    $  7.978356   $    138,003      1.5%      -25.45%      0.19%
  Oncore & Firstar Oncore Value....       68,203    $  8.202587   $    559,439      0.9%      -25.01%      0.19%
  Oncore & Firstar Oncore
     Premier.......................      252,183    $  8.015187   $  2,021,293      1.4%      -25.38%      0.18%
  Oncore & Firstar Oncore Xtra.....      173,153    $  8.015187   $  1,387,856      1.4%      -25.38%      0.18%
  Oncore Lite......................       40,034    $  8.015187   $    320,881      1.4%      -25.38%      0.18%
                                     ------------                 ------------
                                         635,091                  $  5,026,527
                                     ------------                 ------------
2001
  Top I............................          106    $  8.608436   $        915      1.1%      -15.40%      0.14%
  Top Tradition....................       18,972    $  8.608436   $    163,323      1.1%      -15.40%      0.16%
  Top Plus.........................        7,509    $  8.645455   $     64,916      0.9%      -15.23%      0.20%
  Investar Vision & Top Spectrum...       47,707    $ 11.117097   $    530,366      1.4%      -15.65%      0.10%
  Top Explorer.....................       11,056    $  8.571580   $     94,768      1.3%      -15.57%      0.04%
  Oncore & Firstar Oncore Flex.....       16,103    $ 10.702228   $    172,334      1.5%      -15.73%      0.10%
  Oncore & Firstar Oncore Value....       62,797    $ 10.937818   $    686,862      0.9%      -15.23%      0.19%
  Oncore & Firstar Oncore
     Premier.......................      310,825    $ 10.741026   $  3,338,583      1.4%      -15.65%      0.18%
  Oncore & Firstar Oncore Xtra.....      142,219    $ 10.741026   $  1,527,575      1.4%      -15.65%      0.18%
  Oncore Lite......................       14,354    $ 10.741026   $    154,177      1.4%       -5.71%      0.18%      4/17/01
                                     ------------                 ------------
                                         631,648                  $  6,733,819
                                     ------------                 ------------
LAZARD RETIREMENT SERIES, INC.:
EMERGING MARKETS SUBACCOUNT
2005
  Top I............................        7,746    $ 22.154733   $    171,610      1.1%       39.25%      0.31%
  Top Tradition....................       55,759    $ 22.154733   $  1,235,323      1.1%       39.25%      0.35%
  Top Plus.........................       26,504    $ 22.426883   $    594,400      0.9%       39.52%      0.37%
  Investar Vision & Top Spectrum...       11,475    $ 19.972051   $    229,179      1.4%       38.84%      0.32%
  Top Explorer.....................       79,402    $ 21.886225   $  1,737,812      1.3%       38.98%      0.32%
  Oncore & Firstar Oncore Flex.....       35,311    $ 19.844405   $    700,717      1.5%       38.70%      0.32%
  Oncore & Firstar Oncore Value....      314,166    $ 20.624860   $  6,479,623      0.9%       39.52%      0.35%
  Oncore & Firstar Oncore
     Premier.......................      446,998    $ 19.972051   $  8,927,462      1.4%       38.84%      0.32%
  Oncore & Firstar Oncore Xtra.....      499,600    $ 19.972051   $  9,978,043      1.4%       38.84%      0.32%
  Oncore & Firstar Oncore Lite.....      550,527    $ 19.972051   $ 10,995,178      1.4%       38.84%      0.32%
                                     ------------                 ------------
                                       2,027,488                  $ 41,049,347
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
LAZARD RETIREMENT SERIES, INC.: (CONTINUED)
EMERGING MARKETS SUBACCOUNT (CONTINUED)
2004
  Top I.....................................        2,677    $ 15.910050   $     42,589      1.1%       29.16%      0.49%
  Top Tradition.............................       32,890    $ 15.910050   $    523,281      1.1%       29.16%      0.70%
  Top Plus..................................       17,239    $ 16.073745   $    277,101      0.9%       29.42%      0.71%
  Investar Vision & Top Spectrum............       12,143    $ 14.384975   $    174,674      1.4%       28.78%      0.78%
  Top Explorer..............................       67,157    $ 15.748173   $  1,057,603      1.3%       28.91%      0.66%
  Oncore & Firstar Oncore Flex..............       16,447    $ 14.307077   $    235,307      1.5%       28.65%      0.69%
  Oncore & Firstar Oncore Value.............      118,442    $ 14.782215   $  1,750,831      0.9%       29.42%      0.64%
  Oncore & Firstar Oncore Premier...........      208,062    $ 14.384975   $  2,992,974      1.4%       28.78%      0.78%
  Oncore & Firstar Oncore Xtra..............      184,797    $ 14.384975   $  2,658,294      1.4%       28.78%      0.78%
  Oncore & Firstar Oncore Lite..............      271,393    $ 14.384975   $  3,903,978      1.4%       28.78%      0.78%
                                              ------------                 ------------
                                                  931,247                  $ 13,616,632
                                              ------------                 ------------
2003
  Top Tradition.............................       28,285    $ 12.317740   $    348,406      1.1%       51.28%      0.06%
  Top Plus..................................       11,990    $ 12.419811   $    148,916      0.9%       51.58%      0.06%
  Investar Vision & Top Spectrum............       21,514    $ 11.170138   $    240,312      1.4%       50.83%      0.06%
  Top Explorer..............................       59,118    $ 12.216585   $    722,225      1.3%       50.98%      0.06%
  Oncore Flex...............................       13,674    $ 11.120629   $    152,065      1.5%       50.68%      0.05%
  Oncore & Firstar Oncore Value.............       83,226    $ 11.421882   $    950,600      0.9%       51.58%      0.06%
  Oncore & Firstar Oncore Premier...........      110,955    $ 11.170138   $  1,239,386      1.4%       50.83%      0.06%
  Oncore & Firstar Oncore Xtra..............      198,677    $ 11.170138   $  2,219,248      1.4%       50.83%      0.06%
  Oncore & Firstar Oncore Lite..............       23,810    $ 11.170138   $    265,956      1.4%       50.83%      0.06%
                                              ------------                 ------------
                                                  551,249                  $  6,287,114
                                              ------------                 ------------
2002
  Top I.....................................        1,492    $  8.142509   $     12,151      1.1%       -2.57%      0.16%
  Top Tradition.............................       31,520    $  8.142509   $    256,654      1.1%       -2.57%      0.57%
  Top Plus..................................       10,946    $  8.193782   $     89,692      0.9%       -2.38%      1.15%
  Investar Vision & Top Spectrum............       28,005    $  7.405782   $    207,401      1.4%       -2.86%      0.86%
  Top Explorer..............................       60,165    $  8.091598   $    486,834      1.3%       -2.76%      0.58%
  Oncore Flex...............................       13,220    $  7.380214   $     97,565      1.5%       -2.96%      0.56%
  Oncore & Firstar Oncore Value.............       54,024    $  7.535403   $    407,090      0.9%       -2.38%      0.65%
  Oncore & Firstar Oncore Premier...........      100,263    $  7.405782   $    742,521      1.4%       -2.86%      0.86%
  Oncore & Firstar Oncore Xtra..............      214,181    $  7.405782   $  1,586,180      1.4%       -2.86%      0.86%
  Oncore Lite...............................        9,097    $  7.405782   $     67,368      1.4%       -2.86%      0.86%
                                              ------------                 ------------
                                                  522,913                  $  3,953,456
                                              ------------                 ------------
2001
  Top Tradition.............................       12,483    $  8.357476   $    104,325      1.1%       -6.11%      0.47%
  Top Plus..................................        1,047    $  8.393462   $      8,787      0.9%       -5.93%      0.44%
  Investar Vision & Top Spectrum............       32,274    $  7.623890   $    246,050      1.4%       -6.39%      0.40%
  Top Explorer..............................       54,145    $  8.321677   $    450,579      1.3%       -6.30%      0.46%
  Oncore & Firstar Oncore Flex..............        6,437    $  7.605066   $     48,953      1.5%       -6.49%      0.19%
  Oncore & Firstar Oncore Value.............       42,948    $  7.719036   $    331,515      0.9%       -5.93%      0.64%
  Oncore & Firstar Oncore Premier...........       67,943    $  7.623890   $    518,001      1.4%       -6.39%      0.40%
  Oncore Xtra...............................       12,782    $  7.623890   $     97,446      1.4%       -6.39%      0.40%
                                              ------------                 ------------
                                                  230,059                  $  1,805,656
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
LAZARD RETIREMENT SERIES, INC.: (CONTINUED)
SMALL CAP SUBACCOUNT
2005
  Top I.....................................        1,350    $ 19.126277   $     25,820      1.1%        2.87%      0.00%
  Top Tradition.............................       68,240    $ 19.126277   $  1,305,171      1.1%        2.87%      0.00%
  Top Plus..................................       30,037    $ 19.361165   $    581,551      0.9%        3.07%      0.00%
  Investar Vision & Top Spectrum............        5,290    $ 16.560566   $     87,613      1.4%        2.56%      0.00%
  Top Explorer..............................       54,422    $ 18.894531   $  1,028,286      1.3%        2.66%      0.00%
  Oncore & Firstar Oncore Flex..............       24,959    $ 16.454758   $    410,686      1.5%        2.46%      0.00%
  Oncore & Firstar Oncore Value.............      216,601    $ 17.101848   $  3,704,272      0.9%        3.07%      0.00%
  Oncore & Firstar Oncore Premier...........      709,556    $ 16.560566   $ 11,750,647      1.4%        2.56%      0.00%
  Oncore & Firstar Oncore Xtra..............      669,899    $ 16.560566   $ 11,093,914      1.4%        2.56%      0.00%
  Oncore & Firstar Oncore Lite..............      343,406    $ 16.560566   $  5,687,000      1.4%        2.56%      0.00%
                                              ------------                 ------------
                                                2,123,760                  $ 35,674,960
                                              ------------                 ------------
2004
  Top I.....................................        2,062    $ 18.593323   $     38,338      1.1%       13.63%      0.00%
  Top Tradition.............................       76,754    $ 18.593323   $  1,427,113      1.1%       13.63%      0.00%
  Top Plus..................................       29,999    $ 18.784536   $    563,525      0.9%       13.86%      0.00%
  Investar Vision & Top Spectrum............        4,166    $ 16.146731   $     67,269      1.4%       13.30%      0.00%
  Top Explorer..............................       55,688    $ 18.404237   $  1,024,903      1.3%       13.41%      0.00%
  Oncore & Firstar Oncore Flex..............       49,757    $ 16.059334   $    799,056      1.5%       13.19%      0.00%
  Oncore & Firstar Oncore Value.............      229,934    $ 16.592504   $  3,815,182      0.9%       13.86%      0.00%
  Oncore & Firstar Oncore Premier...........      684,580    $ 16.146731   $ 11,053,703      1.4%       13.30%      0.00%
  Oncore & Firstar Oncore Xtra..............      723,166    $ 16.146731   $ 11,676,774      1.4%       13.30%      0.00%
  Oncore & Firstar Oncore Lite..............      303,487    $ 16.146731   $  4,900,327      1.4%       13.30%      0.00%
                                              ------------                 ------------
                                                2,159,593                  $ 35,366,190
                                              ------------                 ------------
2003
  Top I.....................................          614    $ 16.362380   $     10,050      1.1%       35.73%      0.00%
  Top Tradition.............................      102,226    $ 16.362380   $  1,672,660      1.1%       35.73%      0.00%
  Top Plus..................................       29,707    $ 16.497870   $    490,107      0.9%       36.00%      0.00%
  Investar Vision & Top Spectrum............        2,895    $ 14.251640   $     41,252      1.4%       35.33%      0.00%
  Top Explorer..............................       62,888    $ 16.228101   $  1,020,554      1.3%       35.46%      0.00%
  Oncore & Firstar Oncore Flex..............       57,563    $ 14.188521   $    816,735      1.5%       35.20%      0.00%
  Oncore & Firstar Oncore Value.............      156,880    $ 14.572671   $  2,286,167      0.9%       36.00%      0.00%
  Oncore & Firstar Oncore Premier...........      536,066    $ 14.251640   $  7,639,815      1.4%       35.33%      0.00%
  Oncore & Firstar Oncore Xtra..............      589,418    $ 14.251640   $  8,400,174      1.4%       35.33%      0.00%
  Oncore & Firstar Oncore Lite..............      135,822    $ 14.251640   $  1,935,682      1.4%       35.33%      0.00%
                                              ------------                 ------------
                                                1,674,079                  $ 24,313,196
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
LAZARD RETIREMENT SERIES, INC.: (CONTINUED)
SMALL CAP SUBACCOUNT (CONTINUED)
2002
  Top I............................        2,760    $ 12.055137   $     33,274      1.1%      -18.57%      0.00%
  Top Tradition....................      103,931    $ 12.055137   $  1,252,905      1.1%      -18.57%      0.00%
  Top Plus.........................       30,599    $ 12.130971   $    371,198      0.9%      -18.41%      0.00%
  Investar Vision & Top Spectrum...        3,908    $ 10.531174   $     41,155      1.4%      -18.81%      0.00%
  Top Explorer.....................       63,418    $ 11.979836   $    759,737      1.3%      -18.73%      0.00%
  Oncore & Firstar Oncore Flex.....       40,710    $ 10.494853   $    427,249      1.5%      -18.89%      0.00%
  Oncore & Firstar Oncore Value....      147,305    $ 10.715360   $  1,578,421      0.9%      -18.41%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      416,026    $ 10.531174   $  4,381,234      1.4%      -18.81%      0.00%
  Oncore & Firstar Oncore Xtra.....      463,842    $ 10.531174   $  4,884,805      1.4%      -18.81%      0.00%
  Oncore & Firstar Oncore Lite.....       77,031    $ 10.531174   $    811,222      1.4%      -18.81%      0.00%
                                     ------------                 ------------
                                       1,349,530                  $ 14,541,200
                                     ------------                 ------------
2001
  Top I............................        5,795    $ 14.804778   $     85,796      1.1%       17.33%      0.14%
  Top Tradition....................       54,750    $ 14.804778   $    810,563      1.1%       17.33%      0.13%
  Top Plus.........................       20,065    $ 14.868406   $    298,331      0.9%       17.57%      0.14%
  Top Spectrum.....................        2,946    $ 12.971690   $     38,213      1.4%       16.98%      0.14%
  Top Explorer.....................       59,793    $ 14.741471   $    881,439      1.3%       17.10%      0.05%
  Oncore & Firstar Oncore Flex.....        8,258    $ 12.939715   $    106,852      1.5%       16.87%      0.11%
  Oncore & Firstar Oncore Value....       60,187    $ 13.133345   $    790,458      0.9%       17.57%      0.14%
  Oncore & Firstar Oncore
     Premier.......................      230,069    $ 12.971690   $  2,984,377      1.4%       16.98%      0.14%
  Oncore & Firstar Oncore Xtra.....      195,238    $ 12.971690   $  2,532,586      1.4%       16.98%      0.14%
  Oncore & Firstar Oncore Lite.....       10,077    $ 12.971690   $    130,710      1.4%       20.44%      0.14%      4/17/01
                                     ------------                 ------------
                                         647,178                  $  8,659,325
                                     ------------                 ------------
EQUITY SUBACCOUNT
2005
  Oncore Premier...................        1,859    $ 10.587937   $     19,684      1.4%        5.88%      0.92%       5/2/05
  Oncore Xtra......................        6,323    $ 10.587937   $     66,949      1.4%        5.88%      0.92%       5/2/05
  Oncore Lite......................        2,252    $ 10.587937   $     23,843      1.4%        5.88%      0.92%       5/2/05
                                     ------------                 ------------
                                          10,434                  $    110,476
                                     ------------                 ------------
INTERNATIONAL EQUITY SUBACCOUNT
2005
  Top Tradition....................           94    $ 10.429757   $        984      1.1%        4.30%      0.00%      11/2/05
  Top Plus.........................        2,531    $ 10.433037   $     26,404      0.9%        4.33%      0.00%      11/2/05
  Top Explorer.....................          429    $ 10.426488   $      4,474      1.3%        4.26%      0.00%      11/2/05
  Oncore & Firstar Oncore Value....       15,803    $ 11.462413   $    181,144      0.9%       14.62%      0.70%       5/2/05
  Oncore & Firstar Oncore
     Premier.......................       39,721    $ 11.424916   $    453,813      1.4%       14.25%      1.26%       5/2/05
  Oncore Xtra......................       10,912    $ 11.424916   $    124,673      1.4%       14.25%      1.26%       5/2/05
  Oncore Lite......................       47,283    $ 11.424916   $    540,191      1.4%       14.25%      1.26%       5/2/05
                                     ------------                 ------------
                                         116,773                  $  1,331,683
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
THE PRUDENTIAL SERIES FUND, INC.:
JENNISON 20/20 FOCUS SUBACCOUNT
2005
  Top Tradition....................        3,919    $ 16.925595   $     66,329      1.1%       19.94%      0.00%
  Top Plus.........................        1,499    $ 17.015200   $     25,504      0.9%       20.18%      0.00%
  Investar Vision & Top Spectrum...          857    $ 17.310022   $     14,842      1.4%       19.59%      0.00%
  Top Explorer.....................        6,174    $ 16.836643   $    103,945      1.3%       19.71%      0.00%
  Oncore & Firstar Oncore Flex.....       17,810    $ 12.412592   $    221,067      1.5%       19.47%      0.00%
  Oncore & Firstar Oncore Value....      165,087    $ 12.861660   $  2,123,294      0.9%       20.18%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      501,863    $ 12.486109   $  6,266,314      1.4%       19.59%      0.00%
  Oncore & Firstar Oncore Xtra.....      374,772    $ 12.486109   $  4,679,447      1.4%       19.59%      0.00%
  Oncore & Firstar Oncore Lite.....      373,608    $ 12.486109   $  4,664,905      1.4%       19.59%      0.00%
                                     ------------                 ------------
                                       1,445,589                  $ 18,165,647
                                     ------------                 ------------
2004
  Top Tradition....................        1,270    $ 14.111196   $     17,926      1.1%       14.12%      0.00%
  Top Spectrum.....................          814    $ 14.474365   $     11,780      1.4%       13.78%      0.00%
  Top Explorer.....................        1,563    $ 14.064683   $     21,981      1.3%       13.89%      0.00%
  Oncore & Firstar Oncore Flex.....        5,391    $ 10.389413   $     56,013      1.5%       13.67%      0.00%
  Oncore & Firstar Oncore Value....      112,073    $ 10.701866   $  1,199,391      0.9%       14.35%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      471,111    $ 10.440691   $  4,918,725      1.4%       13.78%      0.00%
  Oncore & Firstar Oncore Xtra.....      366,339    $ 10.440691   $  3,824,829      1.4%       13.78%      0.00%
  Oncore & Firstar Oncore Lite.....      305,389    $ 10.440691   $  3,188,473      1.4%       13.78%      0.00%
                                     ------------                 ------------
                                       1,263,950                  $ 13,239,118
                                     ------------                 ------------
2003
  Top Tradition....................          167    $ 12.365330   $      2,066      1.1%       23.65%      0.00%       5/1/03
  Top Explorer.....................          505    $ 12.349020   $      6,239      1.3%       23.49%      0.00%       5/1/03
  Oncore & Firstar Oncore Flex.....       11,827    $  9.140135   $    108,098      1.5%       26.90%      0.00%
  Oncore & Firstar Oncore Value....       67,222    $  9.359209   $    629,148      0.9%       27.65%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      228,307    $  9.176173   $  2,094,988      1.4%       27.02%      0.00%
  Oncore & Firstar Oncore Xtra.....      217,921    $  9.176173   $  1,999,677      1.4%       27.02%      0.00%
  Oncore & Firstar Oncore Lite.....      120,227    $  9.176173   $  1,103,220      1.4%       27.02%      0.00%
                                     ------------                 ------------
                                         646,176                  $  5,943,436
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....       15,829    $  7.202884   $    114,015      1.5%      -23.72%      0.00%
  Oncore & Firstar Oncore Value....        6,681    $  7.331959   $     48,982      0.9%      -23.27%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       77,648    $  7.224177   $    560,948      1.4%      -23.65%      0.00%
  Oncore & Firstar Oncore Xtra.....       54,142    $  7.224177   $    391,129      1.4%      -23.65%      0.00%
  Oncore Lite......................       14,196    $  7.224177   $    102,556      1.4%      -23.65%      0.00%
                                     ------------                 ------------
                                         168,496                  $  1,217,630
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....        3,686    $  9.443234   $     34,808      1.5%       -2.77%      0.28%
  Oncore & Firstar Oncore Value....        5,108    $  9.555500   $     48,809      0.9%       -2.19%      0.30%
  Oncore & Firstar Oncore
     Premier.......................       71,494    $  9.461789   $    676,467      1.4%       -2.68%      0.30%
  Oncore & Firstar Oncore Xtra.....       26,650    $  9.461789   $    252,154      1.4%       -2.68%      0.30%
  Oncore Lite......................        3,204    $  9.461789   $     30,311      1.4%       -1.28%      0.30%      4/17/01
                                     ------------                 ------------
                                         110,142                  $  1,042,549
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
THE PRUDENTIAL SERIES FUND, INC.: (CONTINUED)
JENNISON SUBACCOUNT
2005
  Top Tradition....................        2,034    $ 14.813275   $     30,130      1.1%       12.79%      0.00%
  Top Plus.........................        2,483    $ 14.891678   $     36,980      0.9%       13.01%      0.00%
  Top Explorer.....................          153    $ 14.735402   $      2,259      1.3%       12.57%      0.00%
  Oncore & Firstar Oncore Flex.....        5,577    $  7.184883   $     40,071      1.5%       12.34%      0.00%
  Oncore & Firstar Oncore Value....      144,362    $  7.444939   $  1,074,768      0.9%       13.01%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      361,192    $  7.227488   $  2,610,514      1.4%       12.45%      0.00%
  Oncore & Firstar Oncore Xtra.....      319,469    $  7.227488   $  2,308,958      1.4%       12.45%      0.00%
  Oncore & Firstar Oncore Lite.....      226,412    $  7.227488   $  1,636,380      1.4%       12.45%      0.00%
                                     ------------                 ------------
                                       1,061,682                  $  7,740,060
                                     ------------                 ------------
2004
  Top Tradition....................        2,153    $ 13.133861   $     28,271      1.1%        8.03%      0.05%
  Top Plus.........................        1,955    $ 13.177341   $     25,759      0.9%        8.24%      0.08%
  Top Explorer.....................          213    $ 13.090566   $      2,783      1.3%        7.81%      0.08%
  Oncore & Firstar Oncore Flex.....        6,199    $  6.395441   $     39,648      1.5%        7.60%      0.04%
  Oncore & Firstar Oncore Value....       81,191    $  6.587872   $    534,879      0.9%        8.24%      0.04%
  Oncore & Firstar Oncore
     Premier.......................      392,291    $  6.427045   $  2,521,273      1.4%        7.71%      0.04%
  Oncore & Firstar Oncore Xtra.....      343,789    $  6.427045   $  2,209,549      1.4%        7.71%      0.04%
  Oncore & Firstar Oncore Lite.....      258,410    $  6.427045   $  1,660,813      1.4%        7.71%      0.04%
                                     ------------                 ------------
                                       1,086,201                  $  7,022,975
                                     ------------                 ------------
2003
  Top Tradition....................        1,595    $ 12.157960   $     19,392      1.1%       21.58%      0.00%       5/1/03
  Oncore & Firstar Oncore Flex.....        5,792    $  5.943733   $     34,428      1.5%       27.69%      0.00%
  Oncore & Firstar Oncore Value....       78,941    $  6.086276   $    480,456      0.9%       28.45%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      476,587    $  5.967201   $  2,843,888      1.4%       27.82%      0.00%
  Oncore & Firstar Oncore Xtra.....      317,143    $  5.967201   $  1,892,455      1.4%       27.82%      0.00%
  Oncore & Firstar Oncore Lite.....      191,480    $  5.967201   $  1,142,599      1.4%       27.82%      0.00%
                                     ------------                 ------------
                                       1,071,538                  $  6,413,218
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....        9,479    $  4.654701   $     44,123      1.5%      -32.19%      0.00%
  Oncore & Firstar Oncore Value....       57,686    $  4.738185   $    273,328      0.9%      -31.78%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      467,403    $  4.668475   $  2,182,058      1.4%      -32.12%      0.00%
  Oncore & Firstar Oncore Xtra.....      353,812    $  4.668475   $  1,651,762      1.4%      -32.12%      0.00%
  Oncore Lite......................       68,648    $  4.668475   $    320,483      1.4%      -32.12%      0.00%
                                     ------------                 ------------
                                         957,028                  $  4,471,754
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....       10,192    $  6.863855   $     69,957      1.5%      -19.82%      0.00%
  Oncore & Firstar Oncore Value....       42,197    $  6.945545   $    293,082      0.9%      -19.33%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      460,025    $  6.877368   $  3,163,761      1.4%      -19.74%      0.00%
  Oncore & Firstar Oncore Xtra.....      308,693    $  6.877368   $  2,122,996      1.4%      -19.74%      0.00%
  Oncore Lite......................        3,341    $  6.877368   $     22,978      1.4%       -5.58%      0.00%      4/17/01
                                     ------------                 ------------
                                         824,448                  $  5,672,774
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
UBS SERIES TRUST:
U.S. ALLOCATION SUBACCOUNT
2005
  Top Tradition....................        3,290    $ 13.935835   $     45,844      1.1%        5.44%      1.21%
  Top Explorer.....................          308    $ 13.862590   $      4,265      1.3%        5.24%      1.17%
  Oncore Flex......................       12,694    $  9.456771   $    120,045      1.5%        5.03%      1.34%
  Oncore & Firstar Oncore Value....       92,279    $  9.828756   $    906,989      0.9%        5.65%      1.35%
  Oncore & Firstar Oncore
     Premier.......................      269,215    $  9.517604   $  2,562,281      1.4%        5.13%      1.36%
  Oncore & Firstar Oncore Xtra.....      301,996    $  9.517604   $  2,874,275      1.4%        5.13%      1.36%
  Oncore Lite......................      182,675    $  9.517604   $  1,738,637      1.4%        5.13%      1.36%
                                     ------------                 ------------
                                         862,457                  $  8,252,336
                                     ------------                 ------------
2004
  Top Tradition....................        3,081    $ 13.216506   $     40,722      1.1%        9.17%      0.79%
  Top Plus.........................        1,089    $ 13.260274   $     14,445      0.9%        9.39%      1.02%
  Top Explorer.....................          368    $ 13.172955   $      4,842      1.3%        8.96%      0.70%
  Oncore Flex......................       18,043    $  9.004017   $    162,460      1.5%        8.74%      0.71%
  Oncore & Firstar Oncore Value....      141,986    $  9.303016   $  1,320,896      0.9%        9.39%      0.73%
  Oncore & Firstar Oncore
     Premier.......................      299,779    $  9.053038   $  2,713,911      1.4%        8.85%      0.72%
  Oncore & Firstar Oncore Xtra.....      362,102    $  9.053038   $  3,278,122      1.4%        8.85%      0.72%
  Oncore Lite......................      172,629    $  9.053038   $  1,562,816      1.4%        8.85%      0.72%
                                     ------------                 ------------
                                         999,077                  $  9,098,214
                                     ------------                 ------------
2003
  Top Tradition....................        1,565    $ 12.105933   $     18,948      1.1%       21.06%      0.00%       5/1/03
  Oncore Flex......................       20,437    $  8.280140   $    169,225      1.5%       25.49%      1.18%
  Oncore & Firstar Oncore Value....      147,157    $  8.504395   $  1,251,482      0.9%       26.24%      0.67%
  Oncore & Firstar Oncore
     Premier.......................      434,217    $  8.316999   $  3,611,380      1.4%       25.61%      0.81%
  Oncore & Firstar Oncore Xtra.....      396,099    $  8.316999   $  3,294,355      1.4%       25.61%      0.81%
  Oncore & Firstar Oncore Lite.....      103,845    $  8.316999   $    863,677      1.4%       25.61%      0.81%
                                     ------------                 ------------
                                       1,103,320                  $  9,209,067
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....       49,130    $  6.598255   $    324,173      1.5%      -24.10%      0.68%
  Oncore & Firstar Oncore Value....       88,576    $  6.736942   $    596,728      0.9%      -23.64%      0.49%
  Oncore & Firstar Oncore
     Premier.......................      478,276    $  6.621106   $  3,166,723      1.4%      -24.02%      0.60%
  Oncore & Firstar Oncore Xtra.....      419,260    $  6.621106   $  2,775,962      1.4%      -24.02%      0.60%
  Oncore Lite......................       54,906    $  6.621106   $    363,535      1.4%      -24.02%      0.60%
                                     ------------                 ------------
                                       1,090,148                  $  7,227,121
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....       80,744    $  8.692861   $    701,893      1.5%      -13.85%      2.18%
  Oncore & Firstar Oncore Value....       74,273    $  8.822999   $    655,309      0.9%      -13.33%      1.52%
  Oncore & Firstar Oncore
     Premier.......................      746,759    $  8.714367   $  6,507,533      1.4%      -13.76%      1.66%
  Oncore & Firstar Oncore Xtra.....      416,163    $  8.714367   $  3,626,605      1.4%      -13.76%      1.66%
  Oncore Lite......................       34,619    $  8.714367   $    301,682      1.4%       -4.30%      1.66%      4/17/01
                                     ------------                 ------------
                                       1,352,558                  $ 11,793,022
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OLD MUTUAL INSURANCE SERIES FUND:
TECHNOLOGY & COMMUNICATIONS SUBACCOUNT
2005
  Top I.....................................           33    $  1.886830   $         62      1.1%        8.72%      0.00%
  Top Tradition.............................       77,348    $  1.886830   $    145,942      1.1%        8.72%      0.00%
  Top Plus..................................        5,905    $  1.908197   $     11,269      0.9%        8.94%      0.00%
  Investar Vision & Top Spectrum............        3,156    $  1.855347   $      5,856      1.4%        8.40%      0.00%
  Top Explorer..............................       85,963    $  1.865781   $    160,389      1.3%        8.51%      0.00%
  Oncore Flex...............................       17,230    $  1.844968   $     31,789      1.5%        8.29%      0.00%
  Oncore & Firstar Oncore Value.............      101,242    $  1.908197   $    193,189      0.9%        8.94%      0.00%
  Oncore & Firstar Oncore Premier...........      514,376    $  1.855347   $    954,346      1.4%        8.40%      0.00%
  Oncore & Firstar Oncore Xtra..............      567,341    $  1.855347   $  1,052,615      1.4%        8.40%      0.00%
  Oncore & Firstar Oncore Lite..............      118,032    $  1.855347   $    218,988      1.4%        8.40%      0.00%
                                              ------------                 ------------
                                                1,490,626                  $  2,774,445
                                              ------------                 ------------
2004
  Top I.....................................           34    $  1.735475   $         59      1.1%        5.26%      0.00%
  Top Tradition.............................      103,858    $  1.735475   $    180,243      1.1%        5.26%      0.00%
  Top Plus..................................        8,853    $  1.751658   $     15,508      0.9%        5.47%      0.00%
  Investar Vision & Top Spectrum............        5,204    $  1.711570   $      8,906      1.4%        4.95%      0.00%
  Top Explorer..............................      110,490    $  1.719496   $    189,988      1.3%        5.05%      0.00%
  Oncore Flex...............................       19,306    $  1.703667   $     32,892      1.5%        4.85%      0.00%
  Oncore & Firstar Oncore Value.............      116,967    $  1.751658   $    204,886      0.9%        5.47%      0.00%
  Oncore & Firstar Oncore Premier...........      640,924    $  1.711570   $  1,096,985      1.4%        4.95%      0.00%
  Oncore & Firstar Oncore Xtra..............      624,692    $  1.711570   $  1,069,204      1.4%        4.95%      0.00%
  Oncore & Firstar Oncore Lite..............      138,992    $  1.711570   $    237,895      1.4%        4.95%      0.00%
                                              ------------                 ------------
                                                1,769,320                  $  3,036,566
                                              ------------                 ------------
2003
  Top I.....................................        5,940    $  1.648743   $      9,794      1.1%       43.75%      0.00%
  Top Tradition.............................      109,806    $  1.648743   $    181,042      1.1%       43.75%      0.00%
  Top Plus..................................       16,840    $  1.660811   $     27,968      0.9%       44.04%      0.00%
  Investar Vision & Top Spectrum............       11,329    $  1.630860   $     18,476      1.4%       43.33%      0.00%
  Top Explorer..............................      165,598    $  1.636796   $    271,051      1.3%       43.47%      0.00%
  Oncore & Firstar Oncore Flex..............       44,820    $  1.624937   $     72,830      1.5%       43.19%      0.00%
  Oncore & Firstar Oncore Value.............      140,033    $  1.660811   $    232,568      0.9%       44.04%      0.00%
  Oncore & Firstar Oncore Premier...........      897,921    $  1.630860   $  1,464,383      1.4%       43.33%      0.00%
  Oncore & Firstar Oncore Xtra..............      679,249    $  1.630860   $  1,107,760      1.4%       43.33%      0.00%
  Oncore & Firstar Oncore Lite..............      150,418    $  1.630860   $    245,310      1.4%       43.33%      0.00%
                                              ------------                 ------------
                                                2,221,954                  $  3,631,182
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
OLD MUTUAL INSURANCE SERIES FUND: (CONTINUED)
TECHNOLOGY & COMMUNICATIONS SUBACCOUNT (CONTINUED)
2002
  Top I............................        5,943    $  1.146913   $      6,816      1.1%      -54.49%      0.00%
  Top Tradition....................       96,108    $  1.146913   $    110,228      1.1%      -54.49%      0.00%
  Top Plus.........................       16,948    $  1.153023   $     19,542      0.9%      -54.40%      0.00%
  Investar Vision & Top Spectrum...        5,966    $  1.137825   $      6,788      1.4%      -54.63%      0.00%
  Top Explorer.....................      143,375    $  1.140850   $    163,570      1.3%      -54.58%      0.00%
  Oncore & Firstar Oncore Flex.....       49,216    $  1.134817   $     55,851      1.5%      -54.67%      0.00%
  Oncore & Firstar Oncore Value....      111,881    $  1.153023   $    129,001      0.9%      -54.40%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      708,865    $  1.137825   $    806,564      1.4%      -54.63%      0.00%
  Oncore & Firstar Oncore Xtra.....      647,284    $  1.137825   $    736,495      1.4%      -54.63%      0.00%
  Oncore & Firstar Oncore Lite.....       60,583    $  1.137825   $     68,933      1.4%      -54.63%      0.00%
                                     ------------                 ------------
                                       1,846,169                  $  2,103,788
                                     ------------                 ------------
2001
  Top I............................        5,945    $  2.520168   $     14,982      1.1%      -52.84%      0.00%
  Top Tradition....................       89,491    $  2.520168   $    225,532      1.1%      -52.84%      0.00%
  Top Plus.........................       20,410    $  2.528557   $     51,607      0.9%      -52.75%      0.00%
  Investar Vision & Top Spectrum...        4,693    $  2.507635   $     11,769      1.4%      -52.98%      0.00%
  Top Explorer.....................       95,767    $  2.511810   $    240,548      1.3%      -52.94%      0.00%
  Oncore & Firstar Oncore Flex.....       33,099    $  2.503488   $     82,863      1.5%      -53.03%      0.00%
  Oncore & Firstar Oncore Value....      135,208    $  2.528557   $    341,881      0.9%      -52.75%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      799,692    $  2.507635   $  2,005,339      1.4%      -52.98%      0.00%
  Oncore & Firstar Oncore Xtra.....      701,061    $  2.507635   $  1,758,006      1.4%      -52.98%      0.00%
  Oncore Lite......................       17,191    $  2.507635   $     43,108      1.4%      -22.13%      0.00%      4/17/01
                                     ------------                 ------------
                                       1,902,557                  $  4,775,635
                                     ------------                 ------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2:
VIP MID CAP SUBACCOUNT
2005
  Top I............................       10,004    $ 18.668363   $    186,753      1.1%       16.74%      0.00%
  Top Tradition....................      171,224    $ 18.668363   $  3,196,478      1.1%       16.74%      0.00%
  Top Plus.........................       87,829    $ 18.878915   $  1,658,125      0.9%       16.97%      0.00%
  Investar Vision & Top Spectrum...        9,823    $ 18.357292   $    180,322      1.4%       16.39%      0.00%
  Top Explorer.....................      142,125    $ 18.460394   $  2,623,693      1.3%       16.51%      0.00%
  Oncore & Firstar Oncore Flex.....       73,719    $ 18.255071   $  1,345,750      1.5%       16.28%      0.00%
  Oncore & Firstar Oncore Value....      680,743    $ 18.878915   $ 12,851,692      0.9%       16.97%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    2,092,498    $ 18.357292   $ 38,412,599      1.4%       16.39%      0.00%
  Oncore & Firstar Oncore Xtra.....    1,815,549    $ 18.357292   $ 33,328,559      1.4%       16.39%      0.00%
  Oncore & Firstar Oncore Lite.....    1,402,517    $ 18.357292   $ 25,746,395      1.4%       16.39%      0.00%
                                     ------------                 ------------
                                       6,486,031                  $119,530,366
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2: (CONTINUED)
VIP MID CAP SUBACCOUNT (CONTINUED)
2004
  Top I.....................................        6,642    $ 15.992023   $    106,221      1.1%       23.30%      0.00%
  Top Tradition.............................      149,737    $ 15.992023   $  2,394,593      1.1%       23.30%      0.00%
  Top Plus..................................      102,881    $ 16.140487   $  1,660,552      0.9%       23.54%      0.00%
  Investar Vision & Top Spectrum............        8,169    $ 15.772044   $    128,838      1.4%       22.93%      0.00%
  Top Explorer..............................      124,238    $ 15.845027   $  1,968,550      1.3%       23.05%      0.00%
  Oncore & Firstar Oncore Flex..............       77,331    $ 15.699630   $  1,214,062      1.5%       22.81%      0.00%
  Oncore & Firstar Oncore Value.............      447,592    $ 16.140487   $  7,224,357      0.9%       23.54%      0.00%
  Oncore & Firstar Oncore Premier...........    1,608,799    $ 15.772044   $ 25,374,063      1.4%       22.93%      0.00%
  Oncore & Firstar Oncore Xtra..............    1,516,757    $ 15.772044   $ 23,922,355      1.4%       22.93%      0.00%
  Oncore & Firstar Oncore Lite..............      549,996    $ 15.772044   $  8,674,559      1.4%       22.93%      0.00%
                                              ------------                 ------------
                                                4,592,142                  $ 72,668,150
                                              ------------                 ------------
2003
  Top I.....................................        8,320    $ 12.970347   $    107,916      1.1%       36.75%      0.17%
  Top Tradition.............................      142,617    $ 12.970347   $  1,849,791      1.1%       36.75%      0.25%
  Top Plus..................................       80,477    $ 13.064822   $  1,051,418      0.9%       37.02%      0.23%
  Investar Vision & Top Spectrum............        5,181    $ 12.829995   $     66,466      1.4%       36.34%      0.22%
  Top Explorer..............................      109,214    $ 12.876605   $  1,406,300      1.3%       36.48%      0.29%
  Oncore & Firstar Oncore Flex..............       60,509    $ 12.783713   $    773,532      1.5%       36.21%      0.34%
  Oncore & Firstar Oncore Value.............      307,771    $ 13.064822   $  4,020,973      0.9%       37.02%      0.21%
  Oncore & Firstar Oncore Premier...........    1,265,141    $ 12.829995   $ 16,231,763      1.4%       36.34%      0.23%
  Oncore & Firstar Oncore Xtra..............    1,151,800    $ 12.829995   $ 14,777,582      1.4%       36.34%      0.23%
  Oncore & Firstar Oncore Lite..............      292,074    $ 12.829995   $  3,747,314      1.4%       36.34%      0.23%
                                              ------------                 ------------
                                                3,423,104                  $ 44,033,055
                                              ------------                 ------------
2002
  Top I.....................................        5,173    $  9.484819   $     49,061      1.1%      -11.00%      0.34%
  Top Tradition.............................      130,804    $  9.484819   $  1,240,654      1.1%      -11.00%      0.54%
  Top Plus..................................       64,497    $  9.535043   $    614,985      0.9%      -10.83%      0.56%
  Investar Vision & Top Spectrum............        3,942    $  9.410021   $     37,099      1.4%      -11.27%      0.46%
  Top Explorer..............................      117,955    $  9.434886   $  1,112,889      1.3%      -11.18%      0.51%
  Oncore & Firstar Oncore Flex..............       74,049    $  9.385302   $    694,972      1.5%      -11.36%      0.69%
  Oncore & Firstar Oncore Value.............      219,089    $  9.535043   $  2,089,022      0.9%      -10.83%      0.70%
  Oncore & Firstar Oncore Premier...........    1,044,212    $  9.410021   $  9,826,064      1.4%      -11.27%      0.76%
  Oncore & Firstar Oncore Xtra..............      982,822    $  9.410021   $  9,248,373      1.4%      -11.27%      0.76%
  Oncore & Firstar Oncore Lite..............      145,844    $  9.410021   $  1,372,391      1.4%      -11.27%      0.76%
                                              ------------                 ------------
                                                2,788,387                  $ 26,285,510
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2: (CONTINUED)
VIP MID CAP SUBACCOUNT (CONTINUED)
2001
  Top I............................        1,489    $ 10.657617   $     15,871      1.1%       -4.57%      0.00%
  Top Tradition....................       59,049    $ 10.657617   $    629,321      1.1%       -4.57%      0.00%
  Top Plus.........................       29,783    $ 10.692863   $    318,466      0.9%       -4.38%      0.00%
  Investar Vision & Top Spectrum...        1,406    $ 10.605012   $     14,915      1.4%       -4.86%      0.00%
  Top Explorer.....................       44,983    $ 10.622516   $    477,836      1.3%       -4.76%      0.00%
  Oncore & Firstar Oncore Flex.....       49,172    $ 10.587597   $    520,614      1.5%       -4.95%      0.00%
  Oncore & Firstar Oncore Value....      133,190    $ 10.692863   $  1,424,183      0.9%       -4.38%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      700,708    $ 10.605012   $  7,431,015      1.4%       -4.86%      0.00%
  Oncore & Firstar Oncore Xtra.....      818,683    $ 10.605012   $  8,682,138      1.4%       -4.86%      0.00%
  Oncore & Firstar Oncore Lite.....       45,694    $ 10.605012   $    484,586      1.4%        5.17%      0.00%      4/17/01
                                     ------------                 ------------
                                       1,884,157                    19,998,945
                                     ------------                 ------------
VIP CONTRAFUND SUBACCOUNT
2005
  Top I............................       13,160    $ 11.923636   $    156,911      1.1%       15.38%      0.13%
  Top Tradition....................      234,958    $ 11.923636   $  2,801,553      1.1%       15.38%      0.10%
  Top Plus.........................       86,323    $ 12.058187   $  1,040,901      0.9%       15.61%      0.11%
  Investar Vision & Top Spectrum...       12,539    $ 11.724900   $    147,016      1.4%       15.04%      0.14%
  Top Explorer.....................      199,981    $ 11.790742   $  2,357,929      1.3%       15.15%      0.11%
  Oncore & Firstar Oncore Flex.....       94,484    $ 11.659576   $  1,101,644      1.5%       14.93%      0.09%
  Oncore & Firstar Oncore Value....    1,228,615    $ 12.058187   $ 14,814,868      0.9%       15.61%      0.09%
  Oncore & Firstar Oncore
     Premier.......................    2,104,925    $ 11.724900   $ 24,680,032      1.4%       15.04%      0.10%
  Oncore & Firstar Oncore Xtra.....    2,364,951    $ 11.724900   $ 27,728,819      1.4%       15.04%      0.10%
  Oncore & Firstar Oncore Lite.....    1,657,605    $ 11.724900   $ 19,435,256      1.4%       15.04%      0.10%
                                     ------------                 ------------
                                       7,997,541                  $ 94,264,929
                                     ------------                 ------------
2004
  Top I............................        6,505    $ 10.334117   $     67,221      1.1%       13.90%      0.20%
  Top Tradition....................      147,010    $ 10.334117   $  1,519,221      1.1%       13.90%      0.17%
  Top Plus.........................       68,693    $ 10.430125   $    716,475      0.9%       14.13%      0.23%
  Investar Vision & Top Spectrum...       14,766    $ 10.191930   $    150,493      1.4%       13.56%      0.15%
  Top Explorer.....................      142,693    $ 10.239077   $  1,461,046      1.3%       13.68%      0.18%
  Oncore & Firstar Oncore Flex.....       47,346    $ 10.145103   $    480,329      1.5%       13.45%      0.20%
  Oncore & Firstar Oncore Value....      597,830    $ 10.430125   $  6,235,444      0.9%       14.13%      0.17%
  Oncore & Firstar Oncore
     Premier.......................    1,433,277    $ 10.191930   $ 14,607,855      1.4%       13.56%      0.18%
  Oncore & Firstar Oncore Xtra.....    1,621,864    $ 10.191930   $ 16,529,924      1.4%       13.56%      0.18%
  Oncore & Firstar Oncore Lite.....      841,473    $ 10.191930   $  8,576,234      1.4%       13.56%      0.18%
                                     ------------                 ------------
                                       4,921,457                  $ 50,344,242
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2: (CONTINUED)
VIP CONTRAFUND SUBACCOUNT (CONTINUED)
2003
  Top I............................        7,770    $  9.072746   $     70,495      1.1%       26.80%      0.30%
  Top Tradition....................       85,522    $  9.072746   $    775,923      1.1%       26.80%      0.22%
  Top Plus.........................       69,265    $  9.138874   $    633,003      0.9%       27.05%      0.24%
  Investar Vision & Top Spectrum...        9,200    $  8.974539   $     82,567      1.4%       26.43%      0.16%
  Top Explorer.....................       94,161    $  9.007136   $    848,121      1.3%       26.55%      0.30%
  Oncore & Firstar Oncore Flex.....       39,892    $  8.942128   $    356,722      1.5%       26.30%      0.32%
  Oncore & Firstar Oncore Value....      368,098    $  9.138874   $  3,363,999      0.9%       27.05%      0.23%
  Oncore & Firstar Oncore
     Premier.......................    1,039,505    $  8.974539   $  9,329,076      1.4%       26.43%      0.25%
  Oncore & Firstar Oncore Xtra.....    1,194,552    $  8.974539   $ 10,720,550      1.4%       26.43%      0.25%
  Oncore & Firstar Oncore Lite.....      452,094    $  8.974539   $  4,057,337      1.4%       26.43%      0.25%
                                     ------------                 ------------
                                       3,360,059                  $ 30,237,793
                                     ------------                 ------------
2002
  Top I............................        4,584    $  7.155031   $     32,796      1.1%      -10.59%      0.63%
  Top Tradition....................       41,004    $  7.155031   $    293,386      1.1%      -10.59%      0.58%
  Top Plus.........................       41,886    $  7.192959   $    301,283      0.9%      -10.41%      0.49%
  Investar Vision & Top Spectrum...        2,365    $  7.098583   $     16,791      1.4%      -10.85%      0.68%
  Top Explorer.....................       74,604    $  7.117333   $    530,980      1.3%      -10.77%      0.44%
  Oncore & Firstar Oncore Flex.....       45,890    $  7.079920   $    324,896      1.5%      -10.94%      0.51%
  Oncore & Firstar Oncore Value....      209,793    $  7.192959   $  1,509,034      0.9%      -10.41%      0.67%
  Oncore & Firstar Oncore
     Premier.......................      793,344    $  7.098583   $  5,631,617      1.4%      -10.85%      0.60%
  Oncore & Firstar Oncore Xtra.....      888,668    $  7.098583   $  6,308,286      1.4%      -10.85%      0.60%
  Oncore & Firstar Oncore Lite.....      138,341    $  7.098583   $    982,025      1.4%      -10.85%      0.60%
                                     ------------                 ------------
                                       2,240,479                  $ 15,931,094
                                     ------------                 ------------
2001
  Top I............................        4,044    $  8.002343   $     32,361      1.1%      -13.43%      0.00%
  Top Tradition....................       20,366    $  8.002343   $    162,975      1.1%      -13.43%      0.27%
  Top Plus.........................       17,151    $  8.028835   $    137,699      0.9%      -13.25%      0.22%
  Investar Vision & Top Spectrum...        2,725    $  7.962821   $     21,696      1.4%      -13.69%      0.00%
  Top Explorer.....................       27,636    $  7.975964   $    220,425      1.3%      -13.60%      0.58%
  Oncore & Firstar Oncore Flex.....       26,048    $  7.949721   $    207,078      1.5%      -13.77%      0.40%
  Oncore & Firstar Oncore Value....      157,198    $  8.028835   $  1,262,118      0.9%      -13.25%      0.48%
  Oncore & Firstar Oncore
     Premier.......................      497,783    $  7.962821   $  3,963,760      1.4%      -13.69%      0.40%
  Oncore & Firstar Oncore Xtra.....      529,099    $  7.962821   $  4,213,122      1.4%      -13.69%      0.40%
  Oncore & Firstar Oncore Lite.....       36,987    $  7.962821   $    294,522      1.4%       -1.23%      0.40%      4/17/01
                                     ------------                 ------------
                                       1,319,037                  $ 10,515,756
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2: (CONTINUED)
VIP GROWTH SUBACCOUNT
2005
  Top I.....................................        6,227    $  6.620268   $     41,228      1.1%        4.36%      0.33%
  Top Tradition.............................       68,531    $  6.620268   $    453,693      1.1%        4.36%      0.27%
  Top Plus..................................       36,291    $  6.694999   $    242,968      0.9%        4.56%      0.28%
  Investar Vision & Top Spectrum............       20,540    $  6.509857   $    133,714      1.4%        4.05%      0.28%
  Top Explorer..............................       91,639    $  6.546422   $    599,911      1.3%        4.15%      0.27%
  Oncore & Firstar Oncore Flex..............       29,401    $  6.473550   $    190,328      1.5%        3.95%      0.39%
  Oncore & Firstar Oncore Value.............      256,585    $  6.694999   $  1,717,839      0.9%        4.56%      0.27%
  Oncore & Firstar Oncore Premier...........    1,357,846    $  6.509857   $  8,839,381      1.4%        4.05%      0.27%
  Oncore & Firstar Oncore Xtra..............    1,255,453    $  6.509857   $  8,172,820      1.4%        4.05%      0.27%
  Oncore & Firstar Oncore Lite..............      427,263    $  6.509857   $  2,781,416      1.4%        4.05%      0.27%
                                              ------------                 ------------
                                                3,549,776                  $ 23,173,298
                                              ------------                 ------------
2004
  Top I.....................................       11,489    $  6.343833   $     72,885      1.1%        2.00%      0.14%
  Top Tradition.............................       74,724    $  6.343833   $    474,034      1.1%        2.00%      0.12%
  Top Plus..................................       33,614    $  6.402777   $    215,222      0.9%        2.20%      0.15%
  Investar Vision & Top Spectrum............       17,382    $  6.256481   $    108,748      1.4%        1.69%      0.10%
  Top Explorer..............................       81,693    $  6.285430   $    513,478      1.3%        1.80%      0.13%
  Oncore & Firstar Oncore Flex..............       55,798    $  6.227715   $    347,495      1.5%        1.59%      0.13%
  Oncore & Firstar Oncore Value.............      260,661    $  6.402777   $  1,668,954      0.9%        2.20%      0.12%
  Oncore & Firstar Oncore Premier...........    1,404,305    $  6.256481   $  8,786,013      1.4%        1.69%      0.13%
  Oncore & Firstar Oncore Xtra..............    1,375,206    $  6.256481   $  8,603,951      1.4%        1.69%      0.13%
  Oncore & Firstar Oncore Lite..............      344,710    $  6.256481   $  2,156,668      1.4%        1.69%      0.13%
                                              ------------                 ------------
                                                3,659,582                  $ 22,947,448
                                              ------------                 ------------
2003
  Top I.....................................       10,525    $  6.219608   $     65,464      1.1%       31.10%      0.13%
  Top Tradition.............................       58,159    $  6.219608   $    361,727      1.1%       31.10%      0.10%
  Top Plus..................................       50,194    $  6.264948   $    314,461      0.9%       31.36%      0.11%
  Investar Vision & Top Spectrum............        9,718    $  6.152233   $     59,789      1.4%       30.71%      0.10%
  Top Explorer..............................       80,868    $  6.174579   $    499,326      1.3%       30.84%      0.11%
  Oncore & Firstar Oncore Flex..............       53,550    $  6.129997   $    328,260      1.5%       30.58%      0.09%
  Oncore & Firstar Oncore Value.............      246,113    $  6.264948   $  1,541,885      0.9%       31.36%      0.10%
  Oncore & Firstar Oncore Premier...........    1,197,622    $  6.152233   $  7,368,049      1.4%       30.71%      0.11%
  Oncore & Firstar Oncore Xtra..............    1,241,472    $  6.152233   $  7,637,826      1.4%       30.71%      0.11%
  Oncore & Firstar Oncore Lite..............      279,691    $  6.152233   $  1,720,724      1.4%       30.71%      0.11%
                                              ------------                 ------------
                                                3,227,912                  $ 19,897,511
                                              ------------                 ------------
2002
  Top I.....................................       13,980    $  4.744149   $     66,324      1.1%      -31.06%      0.13%
  Top Tradition.............................       40,662    $  4.744149   $    192,905      1.1%      -31.06%      0.12%
  Top Plus..................................       24,373    $  4.769312   $    116,240      0.9%      -30.92%      0.13%
  Investar Vision & Top Spectrum............        5,217    $  4.706684   $     24,555      1.4%      -31.26%      0.15%
  Top Explorer..............................       63,190    $  4.719133   $    298,201      1.3%      -31.19%      0.13%
  Oncore & Firstar Oncore Flex..............       39,024    $  4.694294   $    183,190      1.5%      -31.33%      0.19%
  Oncore & Firstar Oncore Value.............      201,437    $  4.769312   $    960,718      0.9%      -30.92%      0.12%
  Oncore & Firstar Oncore Premier...........    1,017,060    $  4.706684   $  4,786,979      1.4%      -31.26%      0.15%
  Oncore & Firstar Oncore Xtra..............    1,208,959    $  4.706684   $  5,690,189      1.4%      -31.26%      0.15%
  Oncore & Firstar Oncore Lite..............      163,350    $  4.706684   $    768,839      1.4%      -31.26%      0.15%
                                              ------------                 ------------
                                                2,777,252                  $ 13,088,140
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2: (CONTINUED)
VIP GROWTH SUBACCOUNT (CONTINUED)
2001
  Top I............................       12,332    $  6.881110   $     84,859      1.1%      -18.77%      0.07%
  Top Tradition....................       29,089    $  6.881110   $    200,165      1.1%      -18.77%      0.05%
  Top Plus.........................       18,402    $  6.903910   $    127,046      0.9%      -18.60%      0.04%
  Investar Vision & Top Spectrum...        5,871    $  6.847093   $     40,198      1.4%      -19.01%      0.04%
  Top Explorer.....................       54,548    $  6.858397   $    374,110      1.3%      -18.93%      0.07%
  Oncore & Firstar Oncore Flex.....      107,909    $  6.835818   $    737,644      1.5%      -19.09%      0.06%
  Oncore & Firstar Oncore Value....      134,439    $  6.903910   $    928,154      0.9%      -18.60%      0.05%
  Oncore & Firstar Oncore
     Premier.......................      983,576    $  6.847093   $  6,734,634      1.4%      -19.01%      0.06%
  Oncore & Firstar Oncore Xtra.....    1,355,448    $  6.847093   $  9,280,881      1.4%      -19.01%      0.06%
  Oncore & Firstar Oncore Lite.....       61,682    $  6.847093   $    422,344      1.4%       -5.73%      0.06%      4/17/01
                                     ------------                 ------------
                                       2,763,296                  $ 18,930,035
                                     ------------                 ------------
VIP EQUITY-INCOME SUBACCOUNT
2005
  Top Plus.........................       14,967    $ 12.870922   $    192,633      0.9%        4.63%      1.36%
  Top Explorer.....................       21,012    $ 12.756942   $    268,048      1.3%        4.22%      1.20%
  Oncore & Firstar Oncore Flex.....       27,497    $ 12.317694   $    338,694      1.5%        4.01%      0.93%
  Oncore & Firstar Oncore Value....      113,923    $ 12.480194   $  1,421,775      0.9%        4.63%      0.90%
  Oncore & Firstar Oncore
     Premier.......................      814,934    $ 12.344563   $ 10,060,001      1.4%        4.12%      1.07%
  Oncore & Firstar Oncore Xtra.....      579,698    $ 12.344563   $  7,156,119      1.4%        4.12%      1.07%
  Oncore & Firstar Oncore Lite.....      640,980    $ 12.344563   $  7,912,636      1.4%        4.12%      1.07%
                                     ------------                 ------------
                                       2,213,011                  $ 27,349,906
                                     ------------                 ------------
2004
  Top Plus.........................       14,449    $ 12.301227   $    177,742      0.9%       10.24%      0.55%
  Top Explorer.....................        9,966    $ 12.240475   $    121,992      1.3%        9.80%      0.38%
  Oncore & Firstar Oncore Flex.....       14,591    $ 11.842290   $    172,794      1.5%        9.58%      0.47%
  Oncore & Firstar Oncore Value....       46,981    $ 11.927794   $    560,379      0.9%       10.24%      0.50%
  Oncore & Firstar Oncore
     Premier.......................      398,660    $ 11.856466   $  4,726,689      1.4%        9.69%      0.28%
  Oncore & Firstar Oncore Xtra.....      369,540    $ 11.856466   $  4,381,442      1.4%        9.69%      0.28%
  Oncore & Firstar Oncore Lite.....      305,967    $ 11.856466   $  3,627,690      1.4%        9.69%      0.28%
                                     ------------                 ------------
                                       1,160,154                  $ 13,768,728
                                     ------------                 ------------
2003
  Top Plus.........................        1,749    $ 11.158744   $     19,514      0.9%       11.59%      0.00%      10/1/03
  Top Explorer.....................        1,298    $ 11.147766   $     14,471      1.3%       11.48%      0.00%      10/1/03
  Oncore Flex......................        3,106    $ 10.806489   $     33,564      1.5%        8.06%      0.00%     10/15/03
  Oncore Value.....................        6,119    $ 10.819985   $     66,206      0.9%        8.20%      0.00%     10/15/03
  Oncore & Firstar Oncore
     Premier.......................       41,389    $ 10.808731   $    447,372      1.4%        8.09%      0.00%     10/15/03
  Oncore & Firstar Oncore Xtra.....       35,448    $ 10.808731   $    383,143      1.4%        8.09%      0.00%     10/15/03
  Oncore & Firstar Oncore Lite.....        7,599    $ 10.808731   $     82,132      1.4%        8.09%      0.00%     10/15/03
                                     ------------                 ------------
                                          96,708                  $  1,046,402
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
JANUS ASPEN SERIES -- SERVICE SHARES:
LARGE CAP GROWTH SUBACCOUNT
2005
  Top Tradition.............................       56,229    $  6.008117   $    337,828      1.1%        2.88%      0.13%
  Top Plus..................................       20,034    $  6.075961   $    121,727      0.9%        3.09%      0.12%
  Top Explorer..............................      119,176    $  5.941109   $    708,038      1.3%        2.68%      0.12%
  Oncore & Firstar Oncore Flex..............       52,402    $  5.874944   $    307,857      1.5%        2.48%      0.13%
  Oncore & Firstar Oncore Value.............      228,716    $  6.075961   $  1,389,667      0.9%        3.09%      0.13%
  Oncore & Firstar Oncore Premier...........    1,252,888    $  5.907893   $  7,401,931      1.4%        2.58%      0.13%
  Oncore & Firstar Oncore Xtra..............    1,270,210    $  5.907893   $  7,504,265      1.4%        2.58%      0.13%
  Oncore & Firstar Oncore Lite..............      307,216    $  5.907893   $  1,815,001      1.4%        2.58%      0.13%
                                              ------------                 ------------
                                                3,306,871                  $ 19,586,314
                                              ------------                 ------------
2004
  Top Tradition.............................       62,889    $  5.839672   $    367,251      1.1%        3.06%      0.00%
  Top Plus..................................       21,338    $  5.893969   $    125,767      0.9%        3.27%      0.00%
  Top Explorer..............................      125,636    $  5.785921   $    726,918      1.3%        2.86%      0.00%
  Oncore & Firstar Oncore Flex..............       68,683    $  5.732766   $    393,741      1.5%        2.66%      0.00%
  Oncore & Firstar Oncore Value.............      286,066    $  5.893969   $  1,686,064      0.9%        3.27%      0.00%
  Oncore & Firstar Oncore Premier...........    1,454,352    $  5.759254   $  8,375,991      1.4%        2.76%      0.00%
  Oncore & Firstar Oncore Xtra..............    1,484,119    $  5.759254   $  8,547,417      1.4%        2.76%      0.00%
  Oncore & Firstar Oncore Lite..............      143,353    $  5.759254   $    825,604      1.4%        2.76%      0.00%
                                              ------------                 ------------
                                                3,646,436                  $ 21,048,753
                                              ------------                 ------------
2003
  Top Tradition.............................       58,463    $  5.666017   $    331,253      1.1%       30.06%      0.00%
  Top Plus..................................       23,594    $  5.707363   $    134,657      0.9%       30.32%      0.00%
  Top Explorer..............................      128,282    $  5.625002   $    721,589      1.3%       29.81%      0.00%
  Oncore & Firstar Oncore Flex..............       85,350    $  5.584367   $    476,627      1.5%       29.55%      0.00%
  Oncore & Firstar Oncore Value.............      343,417    $  5.707363   $  1,960,007      0.9%       30.32%      0.00%
  Oncore & Firstar Oncore Premier...........    1,661,880    $  5.604628   $  9,314,217      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Xtra..............    1,738,954    $  5.604628   $  9,746,189      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Lite..............      121,438    $  5.604628   $    680,617      1.4%       29.68%      0.00%
                                              ------------                 ------------
                                                4,161,378                  $ 23,365,156
                                              ------------                 ------------
2002
  Top Tradition.............................       74,617    $  4.356366   $    325,059      1.1%      -27.52%      0.00%
  Top Plus..................................       42,173    $  4.379486   $    184,695      0.9%      -27.38%      0.00%
  Top Explorer..............................      132,552    $  4.333374   $    574,396      1.3%      -27.66%      0.00%
  Oncore & Firstar Oncore Flex..............      124,579    $  4.310559   $    537,004      1.5%      -27.81%      0.00%
  Oncore & Firstar Oncore Value.............      420,322    $  4.379486   $  1,840,793      0.9%      -27.38%      0.00%
  Oncore & Firstar Oncore Premier...........    1,944,519    $  4.321940   $  8,404,101      1.4%      -27.73%      0.00%
  Oncore & Firstar Oncore Xtra..............    2,052,917    $  4.321940   $  8,872,582      1.4%      -27.73%      0.00%
  Oncore & Firstar Oncore Lite..............       88,062    $  4.321940   $    380,598      1.4%      -27.73%      0.00%
                                              ------------                 ------------
                                                4,879,741                  $ 21,119,228
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
LARGE CAP GROWTH SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................       62,090    $  6.010424   $    373,188      1.1%      -25.72%      0.00%
  Top Plus.........................       67,858    $  6.030349   $    409,209      0.9%      -25.57%      0.00%
  Top Explorer.....................      138,508    $  5.990572   $    829,740      1.3%      -25.87%      0.00%
  Oncore & Firstar Oncore Flex.....      169,611    $  5.970827   $  1,012,715      1.5%      -26.02%      0.00%
  Oncore & Firstar Oncore Value....      446,943    $  6.030349   $  2,695,223      0.9%      -25.57%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    2,409,324    $  5.980677   $ 14,409,391      1.4%      -25.94%      0.00%
  Oncore & Firstar Oncore Xtra.....    2,442,837    $  5.980677   $ 14,609,814      1.4%      -25.94%      0.00%
  Oncore & Firstar Oncore Lite.....       49,195    $  5.980677   $    294,222      1.4%      -13.53%      0.00%      4/17/01
                                     ------------                 ------------
                                       5,786,366                  $ 34,633,502
                                     ------------                 ------------
WORLDWIDE GROWTH SUBACCOUNT
2005
  Top Tradition....................       79,457    $  5.940015   $    471,973      1.1%        4.42%      1.22%
  Top Plus.........................       22,398    $  6.007072   $    134,549      0.9%        4.63%      1.23%
  Top Explorer.....................      142,411    $  5.873732   $    836,486      1.3%        4.22%      1.18%
  Oncore Flex......................       28,961    $  5.808349   $    168,213      1.5%        4.01%      1.15%
  Oncore & Firstar Oncore Value....      258,878    $  6.007072   $  1,555,100      0.9%        4.63%      1.27%
  Oncore & Firstar Oncore
     Premier.......................      943,741    $  5.840921   $  5,512,314      1.4%        4.11%      1.20%
  Oncore & Firstar Oncore Xtra.....    1,055,526    $  5.840921   $  6,165,245      1.4%        4.11%      1.20%
  Oncore & Firstar Oncore Lite.....      182,235    $  5.840921   $  1,064,424      1.4%        4.11%      1.20%
                                     ------------                 ------------
                                       2,713,607                  $ 15,908,304
                                     ------------                 ------------
2004
  Top Tradition....................       80,195    $  5.688478   $    456,190      1.1%        3.39%      0.94%
  Top Plus.........................       23,884    $  5.741345   $    137,129      0.9%        3.59%      0.91%
  Top Explorer.....................      169,944    $  5.636093   $    957,823      1.3%        3.18%      0.90%
  Oncore & Firstar Oncore Flex.....       41,746    $  5.584344   $    233,126      1.5%        2.98%      0.80%
  Oncore & Firstar Oncore Value....      265,504    $  5.741345   $  1,524,350      0.9%        3.59%      0.87%
  Oncore & Firstar Oncore
     Premier.......................    1,144,260    $  5.610137   $  6,419,444      1.4%        3.08%      0.87%
  Oncore & Firstar Oncore Xtra.....    1,225,751    $  5.610137   $  6,876,632      1.4%        3.08%      0.87%
  Oncore & Firstar Oncore Lite.....      173,925    $  5.610137   $    975,745      1.4%        3.08%      0.87%
                                     ------------                 ------------
                                       3,125,209                  $ 17,580,439
                                     ------------                 ------------
2003
  Top Tradition....................       78,874    $  5.502103   $    433,971      1.1%       22.34%      0.78%
  Top Plus.........................       28,186    $  5.542235   $    156,215      0.9%       22.58%      0.83%
  Top Explorer.....................      184,594    $  5.462268   $  1,008,304      1.3%       22.09%      0.86%
  Oncore & Firstar Oncore Flex.....       62,160    $  5.422827   $    337,082      1.5%       21.85%      2.02%
  Oncore & Firstar Oncore Value....      326,572    $  5.542235   $  1,809,938      0.9%       22.58%      0.83%
  Oncore & Firstar Oncore
     Premier.......................    1,449,981    $  5.442491   $  7,891,508      1.4%       21.97%      0.78%
  Oncore & Firstar Oncore Xtra.....    1,393,690    $  5.442491   $  7,585,147      1.4%       21.97%      0.78%
  Oncore & Firstar Oncore Lite.....      277,683    $  5.442491   $  1,511,287      1.4%       21.97%      0.78%
                                     ------------                 ------------
                                       3,801,740                  $ 20,733,452
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
WORLDWIDE GROWTH SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................       91,603    $  4.497548   $    411,987      1.1%      -26.52%      0.62%
  Top Plus.........................       35,573    $  4.521400   $    160,842      0.9%      -26.37%      0.54%
  Top Explorer.....................      191,295    $  4.473819   $    855,819      1.3%      -26.66%      0.59%
  Oncore & Firstar Oncore Flex.....      644,319    $  4.450281   $  2,867,400      1.5%      -26.81%      0.31%
  Oncore & Firstar Oncore Value....      398,989    $  4.521400   $  1,803,989      0.9%      -26.37%      0.56%
  Oncore & Firstar Oncore
     Premier.......................    1,680,823    $  4.462021   $  7,499,866      1.4%      -26.73%      0.60%
  Oncore & Firstar Oncore Xtra.....    3,982,164    $  4.462021   $ 17,768,499      1.4%      -26.73%      0.60%
  Oncore & Firstar Oncore Lite.....      231,665    $  4.462021   $  1,033,695      1.4%      -26.73%      0.60%
                                     ------------                 ------------
                                       7,256,431                  $ 32,402,097
                                     ------------                 ------------
2001
  Top Tradition....................       73,156    $  6.120494   $    447,753      1.1%      -23.46%      0.27%
  Top Plus.........................       48,371    $  6.140770   $    297,032      0.9%      -23.31%      0.29%
  Top Explorer.....................      182,581    $  6.100292   $  1,113,798      1.3%      -23.62%      0.28%
  Oncore & Firstar Oncore Flex.....      501,610    $  6.080193   $  3,049,885      1.5%      -23.77%      0.23%
  Oncore & Firstar Oncore Value....      449,841    $  6.140770   $  2,762,371      0.9%      -23.31%      0.29%
  Oncore & Firstar Oncore
     Premier.......................    1,992,495    $  6.090225   $ 12,134,743      1.4%      -23.69%      0.28%
  Oncore & Firstar Oncore Xtra.....    2,395,604    $  6.090225   $ 14,589,771      1.4%      -23.69%      0.28%
  Oncore & Firstar Oncore Lite.....      167,728    $  6.090225   $  1,021,499      1.4%      -10.27%      0.28%      4/17/01
                                     ------------                 ------------
                                       5,811,386                  $ 35,416,852
                                     ------------                 ------------
BALANCED SUBACCOUNT
2005
  Top Tradition....................       86,840    $ 10.849455   $    942,170      1.1%        6.49%      2.11%
  Top Plus.........................       55,547    $ 10.971891   $    609,456      0.9%        6.70%      2.04%
  Top Explorer.....................      179,272    $ 10.728530   $  1,923,330      1.3%        6.28%      2.06%
  Oncore & Firstar Oncore Flex.....      103,359    $ 10.609175   $  1,096,549      1.5%        6.07%      2.04%
  Oncore & Firstar Oncore Value....      360,722    $ 10.971891   $  3,957,800      0.9%        6.70%      2.11%
  Oncore & Firstar Oncore
     Premier.......................    2,290,071    $ 10.668607   $ 24,431,864      1.4%        6.18%      2.06%
  Oncore & Firstar Oncore Xtra.....    1,926,248    $ 10.668607   $ 20,550,388      1.4%        6.18%      2.06%
  Oncore & Firstar Oncore Lite.....      734,655    $ 10.668607   $  7,837,742      1.4%        6.18%      2.06%
                                     ------------                 ------------
                                       5,736,714                  $ 61,349,299
                                     ------------                 ------------
2004
  Top Tradition....................       85,175    $ 10.188011   $    867,762      1.1%        7.11%      2.23%
  Top Plus.........................       62,865    $ 10.282656   $    646,417      0.9%        7.32%      2.32%
  Top Explorer.....................      185,996    $ 10.094323   $  1,877,508      1.3%        6.90%      2.22%
  Oncore & Firstar Oncore Flex.....      120,930    $ 10.001677   $  1,209,502      1.5%        6.69%      2.09%
  Oncore & Firstar Oncore Value....      351,147    $ 10.282656   $  3,610,726      0.9%        7.32%      2.23%
  Oncore & Firstar Oncore
     Premier.......................    2,583,237    $ 10.047828   $ 25,955,914      1.4%        6.79%      2.13%
  Oncore & Firstar Oncore Xtra.....    2,093,026    $ 10.047828   $ 21,030,365      1.4%        6.79%      2.13%
  Oncore & Firstar Oncore Lite.....      731,854    $ 10.047828   $  7,353,547      1.4%        6.79%      2.13%
                                     ------------                 ------------
                                       6,214,230                  $ 62,551,741
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
JANUS ASPEN SERIES--SERVICE SHARES: (CONTINUED)
BALANCED SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................       87,012    $  9.511581   $    827,623      1.1%       12.49%      1.89%
  Top Plus.........................       62,173    $  9.580905   $    595,674      0.9%       12.71%      1.78%
  Top Explorer.....................      188,592    $  9.442810   $  1,780,834      1.3%       12.26%      1.84%
  Oncore & Firstar Oncore Flex.....      145,008    $  9.374671   $  1,359,403      1.5%       12.04%      1.80%
  Oncore & Firstar Oncore Value....      367,126    $  9.580905   $  3,517,403      0.9%       12.71%      1.79%
  Oncore & Firstar Oncore
     Premier.......................    2,925,435    $  9.408634   $ 27,524,349      1.4%       12.15%      1.79%
  Oncore & Firstar Oncore Xtra.....    2,526,974    $  9.408634   $ 23,775,371      1.4%       12.15%      1.79%
  Oncore & Firstar Oncore Lite.....      750,058    $  9.408634   $  7,057,019      1.4%       12.15%      1.79%
                                     ------------                 ------------
                                       7,052,378                  $ 66,437,676
                                     ------------                 ------------
2002
  Top Tradition....................       74,427    $  8.455853   $    629,346      1.1%       -7.69%      2.24%
  Top Plus.........................       68,185    $  8.500668   $    579,620      0.9%       -7.51%      1.96%
  Top Explorer.....................      180,189    $  8.411342   $  1,515,635      1.3%       -7.87%      2.02%
  Oncore & Firstar Oncore Flex.....      157,176    $  8.367134   $  1,315,109      1.5%       -8.05%      1.91%
  Oncore & Firstar Oncore Value....      388,415    $  8.500668   $  3,301,789      0.9%       -7.51%      1.96%
  Oncore & Firstar Oncore
     Premier.......................    3,334,140    $  8.389176   $ 27,970,681      1.4%       -7.96%      2.06%
  Oncore & Firstar Oncore Xtra.....    2,937,078    $  8.389176   $ 24,639,663      1.4%       -7.96%      2.06%
  Oncore & Firstar Oncore Lite.....      619,150    $  8.389176   $  5,194,162      1.4%       -7.96%      2.06%
                                     ------------                 ------------
                                       7,758,760                  $ 65,146,005
                                     ------------                 ------------
2001
  Top Tradition....................       45,265    $  9.160280   $    414,643      1.1%       -5.95%      2.07%
  Top Plus.........................       76,989    $  9.190598   $    707,577      0.9%       -5.76%      1.93%
  Top Explorer.....................      163,510    $  9.130104   $  1,492,867      1.3%       -6.13%      1.97%
  Oncore & Firstar Oncore Flex.....      149,183    $  9.100077   $  1,357,576      1.5%       -6.32%      1.81%
  Oncore & Firstar Oncore Value....      360,002    $  9.190598   $  3,308,632      0.9%       -5.76%      1.94%
  Oncore & Firstar Oncore
     Premier.......................    2,990,319    $  9.115046   $ 27,256,899      1.4%       -6.23%      2.01%
  Oncore & Firstar Oncore Xtra.....    2,354,358    $  9.115046   $ 21,460,068      1.4%       -6.23%      2.01%
  Oncore & Firstar Oncore Lite.....      198,397    $  9.115046   $  1,808,402      1.4%       -1.20%      2.01%      4/17/01
                                     ------------                 ------------
                                       6,338,023                  $ 57,806,664
                                     ------------                 ------------
INTERNATIONAL GROWTH SUBACCOUNT
2005
  Top I............................          730    $ 10.940746   $      7,982      1.1%        9.41%      5.29%      11/2/05
  Top Tradition....................       21,603    $ 20.825080   $    449,892      1.1%       30.51%      1.18%
  Top Plus.........................        9,531    $ 20.935255   $    199,528      0.9%       30.77%      1.18%
  Investar Vision & Top Spectrum...        1,092    $ 10.935612   $     11,946      1.4%        9.36%      2.77%      11/2/05
  Top Explorer.....................       15,727    $ 20.715657   $    325,802      1.3%       30.25%      1.32%
  Oncore & Firstar Oncore Flex.....       33,250    $  8.752122   $    291,012      1.5%       30.00%      1.12%
  Oncore & Firstar Oncore Value....      478,472    $  9.051443   $  4,330,866      0.9%       30.77%      1.22%
  Oncore & Firstar Oncore
     Premier.......................      751,663    $  8.801164   $  6,615,512      1.4%       30.12%      1.16%
  Oncore & Firstar Oncore Xtra.....    1,114,171    $  8.801164   $  9,806,004      1.4%       30.12%      1.16%
  Oncore & Firstar Oncore Lite.....      658,627    $  8.801164   $  5,796,668      1.4%       30.12%      1.16%
                                     ------------                 ------------
                                       3,084,866                  $ 27,835,212
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
INTERNATIONAL GROWTH SUBACCOUNT (CONTINUED)
2004
  Top Tradition....................        4,102    $ 15.956850   $     65,458      1.1%       17.39%      0.95%
  Top Plus.........................        1,674    $ 16.009646   $     26,796      0.9%       17.63%      2.98%
  Top Explorer.....................        5,167    $ 15.904258   $     82,173      1.3%       17.16%      1.24%
  Oncore & Firstar Oncore Flex.....       32,254    $  6.732589   $    217,152      1.5%       16.93%      0.80%
  Oncore & Firstar Oncore Value....      196,732    $  6.921832   $  1,361,749      0.9%       17.63%      0.94%
  Oncore & Firstar Oncore
     Premier.......................      620,333    $  6.763671   $  4,195,727      1.4%       17.04%      0.86%
  Oncore & Firstar Oncore Xtra.....      789,810    $  6.763671   $  5,342,017      1.4%       17.04%      0.86%
  Oncore & Firstar Oncore Lite.....      207,603    $  6.763671   $  1,404,156      1.4%       17.04%      0.86%
                                     ------------                 ------------
                                       1,857,675                  $ 12,695,228
                                     ------------                 ------------
2003
  Top Tradition....................          150    $ 13.592795   $      2,034      1.1%       35.93%      1.04%       5/1/03
  Top Explorer.....................           33    $ 13.574869   $        451      1.3%       35.75%      0.70%       5/1/03
  Oncore & Firstar Oncore Flex.....       55,592    $  5.757890   $    320,091      1.5%       32.55%      2.89%
  Oncore & Firstar Oncore Value....      136,058    $  5.884653   $    800,653      0.9%       33.33%      0.96%
  Oncore & Firstar Oncore
     Premier.......................      739,566    $  5.778757   $  4,273,781      1.4%       32.68%      0.88%
  Oncore & Firstar Oncore Xtra.....      618,597    $  5.778757   $  3,574,719      1.4%       32.68%      0.88%
  Oncore & Firstar Oncore Lite.....      124,741    $  5.778757   $    720,848      1.4%       32.68%      0.88%
                                     ------------                 ------------
                                       1,674,737                  $  9,692,577
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....      351,975    $  4.344038   $  1,528,994      1.5%      -26.86%      0.94%
  Oncore & Firstar Oncore Value....      181,433    $  4.413465   $    800,750      0.9%      -26.42%      0.67%
  Oncore & Firstar Oncore
     Premier.......................      759,977    $  4.355499   $  3,310,077      1.4%      -26.78%      0.68%
  Oncore & Firstar Oncore Xtra.....    2,998,591    $  4.355499   $ 13,060,358      1.4%      -26.78%      0.68%
  Oncore Lite......................       47,413    $  4.355499   $    206,509      1.4%      -26.78%      0.68%
                                     ------------                 ------------
                                       4,339,389                  $ 18,906,688
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....      501,432    $  5.939104   $  2,978,056      1.5%      -24.57%      0.57%
  Oncore & Firstar Oncore Value....      166,194    $  5.998270   $    996,877      0.9%      -24.12%      0.75%
  Oncore & Firstar Oncore
     Premier.......................      846,346    $  5.948893   $  5,034,822      1.4%      -24.49%      0.67%
  Oncore & Firstar Oncore Xtra.....      982,000    $  5.948893   $  5,841,813      1.4%      -24.49%      0.67%
  Oncore & Firstar Oncore Lite.....       17,235    $  5.948893   $    102,530      1.4%      -10.20%      0.67%      4/17/01
                                     ------------                 ------------
                                       2,513,207                  $ 14,954,098
                                     ------------                 ------------
J.P. MORGAN SERIES TRUST II:
SMALL COMPANY SUBACCOUNT
2005
  Top Tradition....................       11,271    $ 14.998025   $    169,049      1.1%        2.29%      0.00%
  Top Plus.........................          358    $ 15.122149   $      5,407      0.9%        2.50%      0.00%
  Top Explorer.....................        7,189    $ 14.875109   $    106,939      1.3%        2.09%      0.00%
  Oncore & Firstar Oncore Flex.....       10,774    $ 12.378673   $    133,371      1.5%        1.89%      0.00%
  Oncore & Firstar Oncore Value....      268,177    $ 12.954923   $  3,474,210      0.9%        2.50%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      472,685    $ 12.472601   $  5,895,609      1.4%        1.99%      0.00%
  Oncore & Firstar Oncore Xtra.....      388,876    $ 12.472601   $  4,850,301      1.4%        1.99%      0.00%
  Oncore & Firstar Oncore Lite.....      410,658    $ 12.472601   $  5,121,968      1.4%        1.99%      0.00%
                                     ------------                 ------------
                                       1,569,988                  $ 19,756,854
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
J.P. MORGAN SERIES TRUST II: (CONTINUED)
SMALL COMPANY SUBACCOUNT (CONTINUED)
2004
  Top Tradition....................       14,340    $ 14.661716   $    210,245      1.1%       25.78%      0.00%
  Top Plus.........................            7    $ 14.753893   $        101      0.9%       26.03%      0.00%
  Top Explorer.....................        9,420    $ 14.570212   $    137,250      1.3%       25.53%      0.00%
  Oncore & Firstar Oncore Flex.....       14,233    $ 12.148814   $    172,911      1.5%       25.29%      0.00%
  Oncore & Firstar Oncore Value....      244,935    $ 12.639448   $  3,095,843      0.9%       26.03%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      475,235    $ 12.228991   $  5,811,659      1.4%       25.41%      0.00%
  Oncore & Firstar Oncore Xtra.....      418,229    $ 12.228991   $  5,114,514      1.4%       25.41%      0.00%
  Oncore & Firstar Oncore Lite.....      324,871    $ 12.228991   $  3,972,841      1.4%       25.41%      0.00%
                                     ------------                 ------------
                                       1,501,270                  $ 18,515,364
                                     ------------                 ------------
2003
  Top Tradition....................        6,664    $ 11.656374   $     77,675      1.1%       34.50%      0.00%
  Top Plus.........................          351    $ 11.706405   $      4,114      0.9%       34.77%      0.00%
  Top Explorer.....................        2,865    $ 11.606593   $     33,252      1.3%       34.23%      0.00%
  Oncore & Firstar Oncore Flex.....       19,288    $  9.696858   $    187,032      1.5%       33.97%      0.00%
  Oncore & Firstar Oncore Value....      142,615    $ 10.028713   $  1,430,248      0.9%       34.77%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      272,609    $  9.751226   $  2,658,270      1.4%       34.10%      0.00%
  Oncore & Firstar Oncore Xtra.....      235,409    $  9.751226   $  2,295,525      1.4%       34.10%      0.00%
  Oncore & Firstar Oncore Lite.....       88,857    $  9.751226   $    866,468      1.4%       34.10%      0.00%
                                     ------------                 ------------
                                         768,658                  $  7,552,584
                                     ------------                 ------------
2002
  Top Tradition....................        5,552    $  8.666477   $     48,113      1.1%      -22.51%      0.10%
  Top Plus.........................          626    $  8.686498   $      5,435      0.9%      -22.35%      0.00%
  Top Explorer.....................        1,556    $  8.646528   $     13,454      1.3%      -22.66%      0.19%
  Oncore & Firstar Oncore Flex.....       21,130    $  7.238086   $    152,943      1.5%      -22.81%      0.20%
  Oncore & Firstar Oncore Value....      119,187    $  7.441595   $    886,940      0.9%      -22.35%      0.18%
  Oncore & Firstar Oncore
     Premier.......................      276,669    $  7.271507   $  2,011,799      1.4%      -22.74%      0.19%
  Oncore & Firstar Oncore Xtra.....      206,205    $  7.271507   $  1,499,424      1.4%      -22.74%      0.19%
  Oncore & Firstar Oncore Lite.....       35,249    $  7.271507   $    256,316      1.4%      -22.74%      0.19%
                                     ------------                 ------------
                                         666,174                  $  4,874,424
                                     ------------                 ------------
2001
  Top Explorer.....................          222    $ 11.179691   $      2,479      1.3%       11.80%      0.00%      11/1/01
  Oncore & Firstar Oncore Flex.....       25,983    $  9.377155   $    243,642      1.5%       -9.40%      0.04%
  Oncore & Firstar Oncore Value....       92,257    $  9.583696   $    884,158      0.9%       -8.85%      0.04%
  Oncore & Firstar Oncore
     Premier.......................      276,176    $  9.411151   $  2,599,141      1.4%       -9.31%      0.04%
  Oncore & Firstar Oncore Xtra.....      132,426    $  9.411151   $  1,246,282      1.4%       -9.31%      0.04%
  Oncore & Firstar Oncore Lite.....        9,841    $  9.411151   $     92,619      1.4%        3.94%      0.04%      4/17/01
                                     ------------                 ------------
                                         536,905                  $  5,068,321
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
J.P. MORGAN SERIES TRUST II: (CONTINUED)
MID CAP VALUE SUBACCOUNT
2005
  Top Tradition....................       68,469    $ 18.127282   $  1,241,150      1.1%        8.03%      0.19%
  Top Plus.........................       24,543    $ 18.277281   $    448,582      0.9%        8.24%      0.18%
  Investar Vision & Top Spectrum...        1,488    $ 10.357397   $     15,412      1.4%        3.57%      0.00%     11/02/05
  Top Explorer.....................       54,480    $ 17.978735   $    979,475      1.3%        7.81%      0.17%
  Oncore & Firstar Oncore Flex.....       22,931    $ 17.831615   $    408,905      1.5%        7.60%      0.19%
  Oncore & Firstar Oncore Value....      822,286    $ 18.277281   $ 15,029,151      0.9%        8.24%      0.15%
  Oncore & Firstar Oncore
     Premier.......................    1,185,325    $ 17.904933   $ 21,223,165      1.4%        7.71%      0.15%
  Oncore & Firstar Oncore Xtra.....    1,063,060    $ 17.904933   $ 19,034,019      1.4%        7.71%      0.15%
  Oncore & Firstar Oncore Lite.....    1,903,328    $ 17.904933   $ 34,078,970      1.4%        7.71%      0.15%
                                     ------------                 ------------
                                       5,145,910                  $ 92,458,829
                                     ------------                 ------------
2004
  Top Tradition....................       42,936    $ 16.780309   $    720,484      1.1%       19.74%      0.26%
  Top Plus.........................       19,008    $ 16.885789   $    320,973      0.9%       19.98%      0.24%
  Top Explorer.....................       37,732    $ 16.675598   $    629,202      1.3%       19.50%      0.23%
  Oncore & Firstar Oncore Flex.....       17,986    $ 16.571704   $    298,066      1.5%       19.27%      0.27%
  Oncore & Firstar Oncore Value....      254,317    $ 16.885789   $  4,294,342      0.9%       19.98%      0.26%
  Oncore & Firstar Oncore
     Premier.......................      571,517    $ 16.623513   $  9,500,602      1.4%       19.38%      0.25%
  Oncore & Firstar Oncore Xtra.....      652,219    $ 16.623513   $ 10,842,172      1.4%       19.38%      0.25%
  Oncore & Firstar Oncore Lite.....      516,511    $ 16.623513   $  8,586,223      1.4%       19.38%      0.25%
                                     ------------                 ------------
                                       2,112,226                  $ 35,192,064
                                     ------------                 ------------
2003
  Top Tradition....................       23,192    $ 14.014070   $    325,008      1.1%       28.22%      0.34%
  Top Plus.........................        9,801    $ 14.074209   $    137,946      0.9%       28.47%      0.20%
  Top Explorer.....................       17,936    $ 13.954242   $    250,289      1.3%       27.96%      0.29%
  Oncore Flex......................       11,193    $ 13.894758   $    155,518      1.5%       27.71%      0.37%
  Oncore & Firstar Oncore Value....       91,955    $ 14.074209   $  1,294,198      0.9%       28.47%      0.27%
  Oncore & Firstar Oncore
     Premier.......................      209,131    $ 13.924440   $  2,912,030      1.4%       27.84%      0.28%
  Oncore & Firstar Oncore Xtra.....      295,312    $ 13.924440   $  4,112,057      1.4%       27.84%      0.28%
  Oncore & Firstar Oncore Lite.....      128,380    $ 13.924440   $  1,787,620      1.4%       27.84%      0.28%
                                     ------------                 ------------
                                         786,900                  $ 10,974,666
                                     ------------                 ------------
2002
  Top Tradition....................       18,428    $ 10.929952   $    201,413      1.1%       -0.28%      0.03%
  Top Plus.........................        2,940    $ 10.955173   $     32,213      0.9%       -0.08%      0.01%
  Top Explorer.....................       11,555    $ 10.904797   $    126,009      1.3%       -0.48%      0.04%
  Oncore Flex......................       15,626    $ 10.879760   $    170,009      1.5%       -0.67%      0.04%
  Oncore & Firstar Oncore Value....       29,825    $ 10.955173   $    326,735      0.9%       -0.08%      0.03%
  Oncore & Firstar Oncore
     Premier.......................      100,375    $ 10.892268   $  1,093,306      1.4%       -0.57%      0.05%
  Oncore & Firstar Oncore Xtra.....      126,635    $ 10.892268   $  1,379,345      1.4%       -0.57%      0.05%
  Oncore & Firstar Oncore Lite.....       27,090    $ 10.892268   $    295,071      1.4%       -0.57%      0.05%
                                     ------------                 ------------
                                         332,474                  $  3,624,101
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
J.P. MORGAN SERIES TRUST II: (CONTINUED)
MID CAP VALUE SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................        2,675    $ 10.960581   $     29,315      1.1%        9.61%      0.00%      11/1/01
  Top Explorer.....................        2,777    $ 10.957023   $     30,422      1.3%        9.57%      0.00%      11/1/01
  Oncore & Firstar Oncore Value....          480    $ 10.964136   $      5,268      0.9%        9.64%      0.00%      11/1/01
  Oncore & Firstar Oncore
     Premier.......................        9,060    $ 10.955254   $     99,258      1.4%        9.55%      0.00%      11/1/01
  Oncore & Firstar Oncore Xtra.....        4,270    $ 10.955254   $     46,780      1.4%        9.55%      0.00%      11/1/01
                                     ------------                 ------------
                                          19,262                  $    211,043
                                     ------------                 ------------
ALLIANCEBERSTEIN VARIABLE SERIES PRODUCT FUND, INC. -- CLASS B:
GLOBAL BOND SUBACCOUNT
2005
  Oncore Flex......................          109    $ 11.593853   $      1,259      1.5%       -9.22%      9.31%
  Oncore Value.....................        8,959    $ 12.049779   $    107,951      0.9%       -8.69%      8.88%
  Oncore & Firstar Oncore
     Premier.......................        7,251    $ 11.668441   $     84,612      1.4%       -9.13%      9.00%
  Oncore Xtra......................       14,360    $ 11.668441   $    167,558      1.4%       -9.13%      9.00%
                                     ------------                 ------------
                                          30,679                  $    361,380
                                     ------------                 ------------
2004
  Oncore Flex......................          329    $ 12.771964   $      4,207      1.5%        7.71%      4.78%
  Oncore Value.....................        8,961    $ 13.195901   $    118,245      0.9%        8.36%      5.52%
  Oncore & Firstar Oncore
     Premier.......................        9,172    $ 12.841488   $    117,787      1.4%        7.82%      5.68%
  Oncore Xtra......................       12,022    $ 12.841488   $    154,379      1.4%        7.82%      5.68%
                                     ------------                 ------------
                                          30,484                  $    394,618
                                     ------------                 ------------
2003
  Oncore Flex......................          484    $ 11.857282   $      5,734      1.5%       11.41%      5.58%
  Oncore Value.....................        9,103    $ 12.178251   $    110,857      0.9%       12.07%      5.84%
  Oncore & Firstar Oncore
     Premier.......................       11,291    $ 11.910051   $    134,483      1.4%       11.52%      6.07%
  Oncore Xtra......................       13,998    $ 11.910051   $    166,714      1.4%       11.52%      6.07%
                                     ------------                 ------------
                                          34,876                  $    417,788
                                     ------------                 ------------
2002
  Oncore Flex......................          688    $ 10.643034   $      7,327      1.5%       14.87%      0.95%
  Oncore Value.....................        9,238    $ 10.866508   $    100,380      0.9%       15.55%      0.99%
  Oncore & Firstar Oncore
     Premier.......................       18,234    $ 10.679870   $    194,738      1.4%       14.98%      0.91%
  Oncore & Firstar Oncore Xtra.....       17,308    $ 10.679870   $    184,845      1.4%       14.98%      0.91%
                                     ------------                 ------------
                                          45,468                  $    487,290
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....        1,043    $  9.265430   $      9,660      1.5%       -2.51%      0.00%     10/26/01
  Oncore Value.....................       10,060    $  9.404076   $     94,604      0.9%       -2.41%      0.00%     10/26/01
  Oncore & Firstar Oncore
     Premier.......................       27,939    $  9.288341   $    259,512      1.4%       -2.50%      0.00%     10/26/01
  Oncore & Firstar Oncore Xtra.....       19,926    $  9.288341   $    185,075      1.4%       -2.50%      0.00%     10/26/01
                                     ------------                 ------------
                                          58,968                  $    548,851
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
ALLIANCEBERSTEIN VARIABLE SERIES PRODUCT FUND, INC. -- CLASS B: (CONTINUED)
GROWTH & INCOME SUBACCOUNT
2005
  Oncore & Firstar Oncore Flex.....        5,297    $ 10.931504   $     57,903      1.5%        3.05%      1.26%
  Oncore Value.....................        5,785    $ 11.361422   $     65,725      0.9%        3.67%      1.28%
  Oncore & Firstar Oncore
     Premier.......................       69,499    $ 11.001805   $    764,614      1.4%        3.16%      1.31%
  Oncore & Firstar Oncore Xtra.....       44,739    $ 11.001805   $    492,212      1.4%        3.16%      1.31%
  Oncore Lite......................        4,733    $ 11.001805   $     52,075      1.4%        3.16%      1.31%
                                     ------------                 ------------
                                         130,053                  $  1,432,529
                                     ------------                 ------------
2004
  Oncore & Firstar Oncore Flex.....        7,338    $ 10.607514   $     77,837      1.5%        9.57%      0.72%
  Oncore & Firstar Oncore Value....        6,254    $ 10.959703   $     68,545      0.9%       10.23%      0.85%
  Oncore & Firstar Oncore
     Premier.......................       92,775    $ 10.665247   $    989,464      1.4%        9.68%      0.74%
  Oncore & Firstar Oncore Xtra.....       48,168    $ 10.665247   $    513,725      1.4%        9.68%      0.74%
  Oncore Lite......................        4,881    $ 10.665247   $     52,054      1.4%        9.68%      0.74%
                                     ------------                 ------------
                                         159,416                  $  1,701,625
                                     ------------                 ------------
2003
  Oncore & Firstar Oncore Flex.....        8,265    $  9.680716   $     80,015      1.5%       30.23%      0.80%
  Oncore & Firstar Oncore Value....        9,831    $  9.942851   $     97,749      0.9%       31.01%      0.91%
  Oncore & Firstar Oncore
     Premier.......................      102,467    $  9.723783   $    996,355      1.4%       30.36%      0.82%
  Oncore & Firstar Oncore Xtra.....       44,288    $  9.723783   $    430,650      1.4%       30.36%      0.82%
  Oncore Lite......................        4,712    $  9.723783   $     45,818      1.4%       30.36%      0.82%
                                     ------------                 ------------
                                         169,563                  $  1,650,587
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....       11,739    $  7.433432   $     87,264      1.5%      -23.42%      0.54%
  Oncore & Firstar Oncore Value....       10,093    $  7.589638   $     76,599      0.9%      -22.96%      0.57%
  Oncore & Firstar Oncore
     Premier.......................      121,016    $  7.459150   $    902,673      1.4%      -23.34%      0.57%
  Oncore & Firstar Oncore Xtra.....       76,208    $  7.459150   $    568,450      1.4%      -23.34%      0.57%
  Oncore Lite......................        4,761    $  7.459150   $     35,510      1.4%      -23.34%      0.57%
                                     ------------                 ------------
                                         223,817                  $  1,670,496
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....       12,805    $  9.706239   $    124,285      1.5%        2.14%      0.00%     10/26/01
  Oncore & Firstar Oncore Value....       12,170    $  9.851512   $    119,893      0.9%        2.25%      0.00%     10/26/01
  Oncore & Firstar Oncore
     Premier.......................      144,854    $  9.730225   $  1,409,461      1.4%        2.16%      0.00%     10/26/01
  Oncore & Firstar Oncore Xtra.....      116,164    $  9.730225   $  1,130,300      1.4%        2.16%      0.00%     10/26/01
  Oncore Lite......................        1,180    $  9.730225   $     11,485      1.4%        2.16%      0.00%     10/26/01
                                     ------------                 ------------
                                         287,173                  $  2,795,424
                                     ------------                 ------------
SMALL CAP GROWTH SUBACCOUNT
2005
  Oncore & Firstar Oncore Value....        1,693    $ 13.635838   $     23,091      0.9%        3.92%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       13,925    $ 13.204143   $    183,871      1.4%        3.41%      0.00%
  Oncore Xtra......................        1,365    $ 13.204143   $     18,010      1.4%        3.41%      0.00%
                                     ------------                 ------------
                                          16,983                  $    224,972
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
ALLIANCEBERSTEIN VARIABLE SERIES PRODUCT FUND, INC. -- CLASS B: (CONTINUED)
SMALL CAP GROWTH SUBACCOUNT (CONTINUED)
2004
  Oncore & Firstar Oncore Value....        1,668    $ 13.120908   $     21,888      0.9%       13.36%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       16,273    $ 12.768290   $    207,768      1.4%       12.80%      0.00%
  Oncore Xtra......................        1,735    $ 12.768290   $     22,156      1.4%       12.80%      0.00%
                                     ------------                 ------------
                                          19,676                  $    251,812
                                     ------------                 ------------
2003
  Oncore & Firstar Oncore Value....        1,766    $ 11.574351   $     20,439      0.9%       47.35%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       20,043    $ 11.319260   $    226,879      1.4%       46.62%      0.00%
  Oncore Xtra......................        2,116    $ 11.319260   $     23,951      1.4%       46.62%      0.00%
                                     ------------                 ------------
                                          23,925                  $    271,269
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Value....        1,733    $  7.855064   $     13,614      0.9%      -32.67%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       22,103    $  7.719950   $    170,633      1.4%      -33.00%      0.00%
  Oncore Xtra......................        2,407    $  7.719950   $     18,583      1.4%      -33.00%      0.00%
                                     ------------                 ------------
                                          26,243                  $    202,830
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Value....        1,865    $ 11.666823   $     21,761      0.9%       11.33%      0.00%     10/26/01
  Oncore & Firstar Oncore
     Premier.......................       27,336    $ 11.523134   $    314,998      1.4%       11.23%      0.00%     10/26/01
  Oncore & Firstar Oncore Xtra.....        6,046    $ 11.523134   $     69,663      1.4%       11.23%      0.00%     10/26/01
                                     ------------                 ------------
                                          35,247                  $    406,422
                                     ------------                 ------------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
NEW DISCOVERY SUBACCOUNT
2005
  Top Tradition....................        2,664    $ 11.225808   $     29,907      1.1%        3.89%      0.00%
  Top Plus.........................          571    $ 11.318722   $      6,457      0.9%        4.10%      0.00%
  Investar Vision & Top Spectrum...        6,065    $ 13.952143   $     84,625      1.4%        3.58%      0.00%
  Top Explorer.....................       10,246    $ 11.133753   $    114,072      1.3%        3.69%      0.00%
  Oncore & Firstar Oncore Value....       49,231    $ 11.318722   $    557,234      0.9%        4.10%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       77,781    $ 11.088033   $    862,434      1.4%        3.58%      0.00%
  Oncore & Firstar Oncore Xtra.....       58,523    $ 11.088033   $    648,905      1.4%        3.58%      0.00%
  Oncore & Firstar Oncore Lite.....       39,581    $ 11.088033   $    438,878      1.4%        3.58%      0.00%
                                     ------------                 ------------
                                         244,662                  $  2,742,512
                                     ------------                 ------------
2004
  Top Tradition....................        4,849    $ 10.805330   $     52,395      1.1%        5.05%      0.00%
  Top Plus.........................          571    $ 10.873273   $      6,203      0.9%        5.26%      0.00%
  Investar Vision & Top Spectrum...        6,065    $ 13.469273   $     81,696      1.4%        4.74%      0.00%
  Top Explorer.....................       10,550    $ 10.737853   $    113,280      1.3%        4.84%      0.00%
  Oncore & Firstar Oncore Flex.....        1,454    $ 10.670943   $     15,519      1.5%        4.64%      0.00%
  Oncore & Firstar Oncore Value....       19,767    $ 10.873273   $    214,928      0.9%        5.26%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       83,654    $ 10.704295   $    895,461      1.4%        4.74%      0.00%
  Oncore & Firstar Oncore Xtra.....       54,972    $ 10.704295   $    588,439      1.4%        4.74%      0.00%
  Oncore & Firstar Oncore Lite.....       41,765    $ 10.704295   $    447,063      1.4%        4.74%      0.00%
                                     ------------                 ------------
                                         223,647                  $  2,414,984
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
NEW DISCOVERY SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................        7,421    $ 10.285838   $     76,332      1.1%       31.98%      0.00%
  Top Plus.........................          571    $ 10.329989   $      5,893      0.9%       32.24%      0.00%
  Investar Vision & Top Spectrum...          832    $ 12.859907   $     10,698      1.4%       31.59%      0.00%
  Top Explorer.....................        9,663    $ 10.241899   $     98,964      1.3%       31.72%      0.00%
  Oncore & Firstar Oncore Flex.....        1,455    $ 10.198239   $     14,834      1.5%       31.46%      0.00%
  Oncore & Firstar Oncore Value....       24,472    $ 10.329989   $    252,796      0.9%       32.24%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      110,180    $ 10.220014   $  1,126,064      1.4%       31.59%      0.00%
  Oncore & Firstar Oncore Xtra.....       43,538    $ 10.220014   $    444,956      1.4%       31.59%      0.00%
  Oncore & Firstar Oncore Lite.....       33,090    $ 10.220014   $    338,178      1.4%       31.59%      0.00%
                                     ------------                 ------------
                                         231,222                  $  2,368,715
                                     ------------                 ------------
2002
  Top Tradition....................        5,703    $  7.793469   $     44,446      1.1%      -32.54%      0.00%
  Top Plus.........................          459    $  7.811473   $      3,583      0.9%      -32.41%      0.00%
  Top Explorer.....................        6,130    $  7.775513   $     47,667      1.3%      -32.68%      0.00%
  Oncore & Firstar Oncore Flex.....        1,455    $  7.757636   $     11,286      1.5%      -32.81%      0.00%
  Oncore & Firstar Oncore Value....       21,801    $  7.811473   $    170,301      0.9%      -32.41%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       75,537    $  7.766559   $    586,659      1.4%      -32.74%      0.00%
  Oncore & Firstar Oncore Xtra.....       17,239    $  7.766559   $    133,889      1.4%      -32.74%      0.00%
  Oncore & Firstar Oncore Lite.....       27,475    $  7.766559   $    213,384      1.4%      -32.74%      0.00%
                                     ------------                 ------------
                                         155,799                  $  1,211,215
                                     ------------                 ------------
2001
  Top Tradition....................        3,624    $ 11.553432   $     41,864      1.1%       15.53%      0.00%      11/1/01
  Top Explorer.....................          215    $ 11.549693   $      2,483      1.3%       15.50%      0.00%      11/1/01
  Oncore Flex......................           99    $ 11.545965   $      1,141      1.5%       15.46%      0.00%      11/1/01
  Oncore Value.....................       13,022    $ 11.557175   $    150,500      0.9%       15.57%      0.00%      11/1/01
  Oncore & Firstar Oncore
     Premier.......................       13,879    $ 11.547828   $    160,270      1.4%       15.48%      0.00%      11/1/01
  Oncore Xtra......................        1,610    $ 11.547828   $     18,592      1.4%       15.48%      0.00%      11/1/01
  Firstar Oncore Lite..............          552    $ 11.547828   $      6,378      1.4%       15.48%      0.00%      11/1/01
                                     ------------                 ------------
                                          33,001                  $    381,228
                                     ------------                 ------------
INVESTORS GROWTH SUBACCOUNT
2005
  Top Tradition....................        2,307    $ 10.323124   $     23,818      1.1%        3.10%      0.16%
  Top Plus.........................        6,523    $ 10.408592   $     67,898      0.9%        3.30%      0.15%
  Top Explorer.....................        2,544    $ 10.238472   $     26,051      1.3%        2.89%      0.11%
  Oncore Flex......................        2,334    $ 10.154653   $     23,702      1.5%        2.69%      0.15%
  Oncore & Firstar Oncore Value....       49,450    $ 10.408592   $    514,706      0.9%        3.30%      0.12%
  Oncore & Firstar Oncore
     Premier.......................      144,380    $ 10.196440   $  1,472,160      1.4%        2.79%      0.14%
  Oncore & Firstar Oncore Xtra.....      193,837    $ 10.196440   $  1,976,449      1.4%        2.79%      0.14%
  Oncore & Firstar Oncore Lite.....       44,799    $ 10.196440   $    456,783      1.4%        2.79%      0.14%
                                     ------------                 ------------
                                         446,174                  $  4,561,567
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
INVESTORS GROWTH SUBACCOUNT (CONTINUED)
2004
  Top Tradition....................        4,968    $ 10.013159   $     49,749      1.1%        7.80%      0.00%
  Top Plus.........................        6,338    $ 10.076135   $     63,860      0.9%        8.01%      0.00%
  Top Explorer.....................        1,451    $  9.950631   $     14,434      1.3%        7.58%      0.00%
  Oncore Flex......................        1,485    $  9.888605   $     14,686      1.5%        7.37%      0.00%
  Oncore & Firstar Oncore Value....       38,931    $ 10.076135   $    392,269      0.9%        8.01%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      160,946    $  9.919542   $  1,596,520      1.4%        7.48%      0.00%
  Oncore & Firstar Oncore Xtra.....      147,730    $  9.919542   $  1,465,413      1.4%        7.48%      0.00%
  Oncore & Firstar Oncore Lite.....       47,262    $  9.919542   $    468,813      1.4%        7.48%      0.00%
                                     ------------                 ------------
                                         409,111                  $  4,065,744
                                     ------------                 ------------
2003
  Top Tradition....................        4,377    $  9.288989   $     40,661      1.1%       21.27%      0.00%
  Top Plus.........................        3,715    $  9.328880   $     34,654      0.9%       21.51%      0.00%
  Top Explorer.....................        1,954    $  9.249306   $     18,072      1.3%       21.03%      0.00%
  Oncore Flex......................          387    $  9.209858   $      3,569      1.5%       20.79%      0.00%
  Oncore Value.....................       38,894    $  9.328880   $    362,839      0.9%       21.51%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       97,785    $  9.229545   $    902,504      1.4%       20.91%      0.00%
  Oncore & Firstar Oncore Xtra.....       92,928    $  9.229545   $    857,685      1.4%       20.91%      0.00%
  Oncore & Firstar Oncore Lite.....       31,333    $  9.229545   $    289,192      1.4%       20.91%      0.00%
                                     ------------                 ------------
                                         271,373                  $  2,509,176
                                     ------------                 ------------
2002
  Top Tradition....................        3,427    $  7.659680   $     26,248      1.1%      -28.50%      0.00%
  Top Plus.........................        3,906    $  7.677381   $     29,990      0.9%      -28.36%      0.00%
  Top Explorer.....................        1,309    $  7.642033   $     10,006      1.3%      -28.64%      0.00%
  Oncore Flex......................          195    $  7.624457   $      1,485      1.5%      -28.79%      0.00%
  Oncore Value.....................       12,078    $  7.677381   $     92,731      0.9%      -28.36%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       52,655    $  7.633237   $    401,929      1.4%      -28.72%      0.00%
  Oncore & Firstar Oncore Xtra.....       23,728    $  7.633237   $    181,120      1.4%      -28.72%      0.00%
  Oncore & Firstar Oncore Lite.....        9,047    $  7.633237   $     69,057      1.4%      -28.72%      0.00%
                                     ------------                 ------------
                                         106,345                  $    812,566
                                     ------------                 ------------
2001
  Top Tradition....................        2,511    $ 10.713272   $     26,901      1.1%        7.13%      0.00%      11/1/01
  Top Plus.........................          910    $ 10.716750   $      9,754      0.9%        7.17%      0.00%      11/1/01
  Top Explorer.....................          227    $ 10.709798   $      2,428      1.3%        7.10%      0.00%      11/1/01
  Oncore Value.....................        3,466    $ 10.716750   $     37,140      0.9%        7.17%      0.00%      11/1/01
  Oncore & Firstar Oncore
     Premier.......................        8,434    $ 10.708061   $     90,308      1.4%        7.08%      0.00%      11/1/01
  Oncore Xtra......................        2,756    $ 10.708061   $     29,515      1.4%        7.08%      0.00%      11/1/01
  Oncore Lite......................          352    $ 10.708061   $      3,775      1.4%        7.08%      0.00%      11/1/01
                                     ------------                 ------------
                                          18,656                  $    199,821
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
MID CAP GROWTH SUBACCOUNT
2005
  Top Tradition.............................        8,035    $  9.661860   $     77,632      1.1%        1.74%      0.00%
  Top Plus..................................        7,619    $  9.741876   $     74,224      0.9%        1.94%      0.00%
  Investar Vision & Top Spectrum............        1,131    $ 15.325981   $     17,334      1.4%        1.44%      0.00%
  Top Explorer..............................       30,195    $  9.582619   $    289,345      1.3%        1.54%      0.00%
  Oncore Flex...............................        2,640    $  9.504178   $     25,089      1.5%        1.34%      0.00%
  Oncore & Firstar Oncore Value.............       50,988    $  9.741876   $    496,723      0.9%        1.94%      0.00%
  Oncore & Firstar Oncore Premier...........      230,285    $  9.543251   $  2,197,664      1.4%        1.44%      0.00%
  Oncore & Firstar Oncore Xtra..............       98,195    $  9.543251   $    937,103      1.4%        1.44%      0.00%
  Oncore & Firstar Oncore Lite..............       69,956    $  9.543251   $    667,604      1.4%        1.44%      0.00%
                                              ------------                 ------------
                                                  499,044                  $  4,782,718
                                              ------------                 ------------
2004
  Top Tradition.............................        9,905    $  9.496516   $     94,067      1.1%       13.13%      0.00%
  Top Plus..................................        6,140    $  9.556262   $     58,680      0.9%       13.36%      0.00%
  Investar Vision & Top Spectrum............        1,757    $ 15.108281   $     26,538      1.4%       12.80%      0.00%
  Top Explorer..............................       15,501    $  9.437194   $    146,290      1.3%       12.91%      0.00%
  Oncore & Firstar Oncore Flex..............        7,456    $  9.378381   $     69,921      1.5%       12.68%      0.00%
  Oncore & Firstar Oncore Value.............       42,864    $  9.556262   $    409,622      0.9%       13.36%      0.00%
  Oncore & Firstar Oncore Premier...........      237,675    $  9.407690   $  2,235,958      1.4%       12.80%      0.00%
  Oncore & Firstar Oncore Xtra..............      119,645    $  9.407690   $  1,125,586      1.4%       12.80%      0.00%
  Oncore & Firstar Oncore Lite..............       54,171    $  9.407690   $    509,628      1.4%       12.80%      0.00%
                                              ------------                 ------------
                                                  495,114                  $  4,676,290
                                              ------------                 ------------
2003
  Top Tradition.............................        8,022    $  8.394263   $     67,335      1.1%       35.12%      0.00%
  Top Plus..................................       14,883    $  8.430327   $    125,468      0.9%       35.39%      0.00%
  Top Explorer..............................        6,691    $  8.358381   $     55,927      1.3%       34.86%      0.00%
  Oncore & Firstar Oncore Flex..............        7,240    $  8.322741   $     60,260      1.5%       34.59%      0.00%
  Oncore & Firstar Oncore Value.............       31,657    $  8.430327   $    266,876      0.9%       35.39%      0.00%
  Oncore & Firstar Oncore Premier...........      163,533    $  8.340512   $  1,363,954      1.4%       34.72%      0.00%
  Oncore & Firstar Oncore Xtra..............       69,757    $  8.340512   $    581,805      1.4%       34.72%      0.00%
  Oncore & Firstar Oncore Lite..............       32,903    $  8.340512   $    274,426      1.4%       34.72%      0.00%
                                              ------------                 ------------
                                                  334,686                  $  2,796,051
                                              ------------                 ------------
2002
  Top Tradition.............................        1,979    $  6.212309   $     12,296      1.1%      -44.05%      0.00%
  Top Plus..................................          660    $  6.226681   $      4,109      0.9%      -43.94%      0.00%
  Top Explorer..............................          110    $  6.197979   $        681      1.3%      -44.16%      0.00%
  Oncore & Firstar Oncore Flex..............        4,185    $  6.183729   $     25,882      1.5%      -44.27%      0.00%
  Oncore & Firstar Oncore Value.............       12,149    $  6.226681   $     75,649      0.9%      -43.94%      0.00%
  Oncore & Firstar Oncore Premier...........       57,352    $  6.190843   $    355,056      1.4%      -44.22%      0.00%
  Oncore & Firstar Oncore Xtra..............       27,359    $  6.190843   $    169,373      1.4%      -44.22%      0.00%
  Oncore & Firstar Oncore Lite..............       17,411    $  6.190843   $    107,790      1.4%      -44.22%      0.00%
                                              ------------                 ------------
                                                  121,205                  $    750,836
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
MID CAP GROWTH SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................          425    $ 11.103671   $      4,718      1.1%       11.04%      0.00%      11/1/01
  Top Plus.........................           48    $ 11.107272   $        531      0.9%       11.07%      0.00%      11/1/01
  Top Explorer.....................          955    $ 11.100071   $     10,597      1.3%       11.00%      0.00%      11/1/01
  Oncore Flex......................          102    $ 11.096484   $      1,130      1.5%       10.96%      0.00%      11/1/01
  Oncore Value.....................          320    $ 11.107272   $      3,558      0.9%       11.07%      0.00%      11/1/01
  Oncore & Firstar Oncore
     Premier.......................       15,246    $ 11.098274   $    169,198      1.4%       10.98%      0.00%      11/1/01
  Oncore Xtra......................        4,291    $ 11.098274   $     47,627      1.4%       10.98%      0.00%      11/1/01
  Oncore Lite......................          765    $ 11.098274   $      8,493      1.4%       10.98%      0.00%      11/1/01
                                     ------------                 ------------
                                          22,152                  $    245,852
                                     ------------                 ------------
TOTAL RETURN SUBACCOUNT
2005
  Top Tradition....................      123,025    $ 12.281462   $  1,510,931      1.1%        1.48%      1.91%
  Top Plus.........................      110,150    $ 12.383129   $  1,364,001      0.9%        1.69%      1.85%
  Investar Vision & Top Spectrum...       36,869    $ 12.904044   $    475,760      1.4%        1.18%      1.72%
  Top Explorer.....................       98,575    $ 12.180780   $  1,200,714      1.3%        1.28%      1.80%
  Oncore & Firstar Oncore Flex.....       52,087    $ 12.081085   $    629,264      1.5%        1.09%      2.01%
  Oncore & Firstar Oncore Value....      668,633    $ 12.383129   $  8,279,765      0.9%        1.69%      1.72%
  Oncore & Firstar Oncore
     Premier.......................    2,562,775    $ 12.130767   $ 31,088,426      1.4%        1.18%      1.82%
  Oncore & Firstar Oncore Xtra.....    1,389,861    $ 12.130767   $ 16,860,079      1.4%        1.18%      1.82%
  Oncore & Firstar Oncore Lite.....      954,019    $ 12.130767   $ 11,572,998      1.4%        1.18%      1.82%
                                     ------------                 ------------
                                       5,995,994                  $ 72,981,938
                                     ------------                 ------------
2004
  Top Tradition....................      117,586    $ 12.101817   $  1,423,003      1.1%        9.82%      1.48%
  Top Plus.........................      114,704    $ 12.177912   $  1,396,858      0.9%       10.03%      1.52%
  Investar Vision & Top Spectrum...       28,501    $ 12.752922   $    363,471      1.4%        9.49%      1.04%
  Top Explorer.....................       95,731    $ 12.026280   $  1,151,292      1.3%        9.60%      1.45%
  Oncore & Firstar Oncore Flex.....       64,564    $ 11.951339   $    771,621      1.5%        9.38%      1.52%
  Oncore & Firstar Oncore Value....      463,212    $ 12.177912   $  5,640,952      0.9%       10.03%      1.43%
  Oncore & Firstar Oncore
     Premier.......................    2,269,205    $ 11.988710   $ 27,204,845      1.4%        9.49%      1.48%
  Oncore & Firstar Oncore Xtra.....    1,424,045    $ 11.988710   $ 17,072,462      1.4%        9.49%      1.48%
  Oncore & Firstar Oncore Lite.....      699,452    $ 11.988710   $  8,385,524      1.4%        9.49%      1.48%
                                     ------------                 ------------
                                       5,277,000                  $ 63,410,028
                                     ------------                 ------------
2003
  Top Tradition....................      104,144    $ 11.020053   $  1,147,670      1.1%       14.74%      1.54%
  Top Plus.........................       97,808    $ 11.067354   $  1,082,480      0.9%       14.97%      1.76%
  Investar Vision & Top Spectrum...        8,712    $ 11.647527   $    101,470      1.4%       14.40%      1.49%
  Top Explorer.....................       80,644    $ 10.972988   $    884,901      1.3%       14.52%      1.60%
  Oncore & Firstar Oncore Flex.....       72,156    $ 10.926217   $    788,388      1.5%       14.29%      1.24%
  Oncore & Firstar Oncore Value....      321,878    $ 11.067354   $  3,562,335      0.9%       14.97%      1.45%
  Oncore & Firstar Oncore
     Premier.......................    1,838,602    $ 10.949550   $ 20,131,879      1.4%       14.40%      1.40%
  Oncore & Firstar Oncore Xtra.....    1,010,353    $ 10.949550   $ 11,062,910      1.4%       14.40%      1.40%
  Oncore & Firstar Oncore Lite.....      351,659    $ 10.949550   $  3,850,511      1.4%       14.40%      1.40%
                                     ------------                 ------------
                                       3,885,956                  $ 42,612,544
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
TOTAL RETURN SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................       77,880    $  9.604094   $    747,972      1.1%       -6.38%      1.41%
  Top Plus.........................       71,435    $  9.626258   $    687,653      0.9%       -6.20%      0.94%
  Investar Vision & Top Spectrum...        4,080    $ 10.181083   $     41,535      1.4%        1.81%      0.00%
  Top Explorer.....................       37,201    $  9.581997   $    356,461      1.3%       -6.57%      1.37%
  Oncore & Firstar Oncore Flex.....       44,426    $  9.559994   $    424,713      1.5%       -6.75%      0.70%
  Oncore & Firstar Oncore Value....      174,723    $  9.626258   $  1,681,931      0.9%       -6.20%      0.95%
  Oncore & Firstar Oncore
     Premier.......................      848,217    $  9.570975   $  8,118,255      1.4%       -6.66%      0.97%
  Oncore & Firstar Oncore Xtra.....      466,512    $  9.570975   $  4,464,978      1.4%       -6.66%      0.97%
  Oncore & Firstar Oncore Lite.....      163,094    $  9.570975   $  1,560,965      1.4%       -6.66%      0.97%
                                     ------------                 ------------
                                       1,887,568                  $ 18,084,463
                                     ------------                 ------------
2001
  Top Tradition....................        4,371    $ 10.258711   $     44,844      1.1%        2.59%      0.00%      11/1/01
  Top Plus.........................          537    $ 10.262047   $      5,509      0.9%        2.62%      0.00%      11/1/01
  Top Explorer.....................        1,296    $ 10.255375   $     13,287      1.3%        2.55%      0.00%      11/1/01
  Oncore & Firstar Oncore Flex.....        1,121    $ 10.252051   $     11,497      1.5%        2.52%      0.00%      11/1/01
  Oncore & Firstar Oncore Value....        3,722    $ 10.262047   $     38,198      0.9%        2.62%      0.00%      11/1/01
  Oncore & Firstar Oncore
     Premier.......................       51,822    $ 10.253712   $    531,356      1.4%        2.54%      0.00%      11/1/01
  Oncore & Firstar Oncore Xtra.....       15,070    $ 10.253712   $    154,522      1.4%        2.54%      0.00%      11/1/01
  Oncore & Firstar Oncore Lite.....        1,520    $ 10.253712   $     15,590      1.4%        2.54%      0.00%      11/1/01
                                     ------------                 ------------
                                          79,459                  $    814,803
                                     ------------                 ------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS IB) (NOTE 4):
CORPORATE BOND SUBACCOUNT
2003
  Investar Vision & Top Spectrum...       53,559    $ 12.851835   $    688,329      1.4%        6.54%      3.67%
  Firstar Oncore Flex..............        1,462    $ 12.171651   $     17,792      1.5%        6.44%      3.70%
  Firstar Oncore Value.............        1,451    $ 12.531629   $     18,186      0.9%        7.07%      3.98%
  Firstar Oncore Premier...........       59,269    $ 12.230767   $    724,910      1.4%        6.54%      4.25%
  Firstar Oncore Xtra..............       63,146    $ 12.230767   $    772,326      1.4%        6.54%      4.25%
  Firstar Oncore Lite..............       50,022    $ 12.230767   $    611,805      1.4%        6.54%      4.25%
                                     ------------                 ------------
                                         228,909                  $  2,833,348
                                     ------------                 ------------
2002
  Investar Vision & Top Spectrum...       67,190    $ 12.062575   $    810,494      1.4%        4.60%      4.41%
  Firstar Oncore Flex..............        2,784    $ 11.435421   $     31,832      1.5%        4.50%      1.68%
  Firstar Oncore Value.............        1,763    $ 11.704016   $     20,635      0.9%        5.12%      4.67%
  Firstar Oncore Premier...........       58,239    $ 11.479639   $    668,555      1.4%        4.60%      4.43%
  Firstar Oncore Xtra..............       55,735    $ 11.479639   $    639,817      1.4%        4.60%      4.43%
  Firstar Oncore Lite..............       48,688    $ 11.479639   $    558,923      1.4%        4.60%      4.43%
                                     ------------                 ------------
                                         234,399                  $  2,730,256
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS IB) (NOTE 4): (CONTINUED)
CORPORATE BOND SUBACCOUNT (CONTINUED)
2001
  Investar Vision & Top Spectrum...       73,787    $ 11.531621   $    850,884      1.4%        6.76%      5.28%
  Firstar Oncore Flex..............       11,350    $ 10.942862   $    124,200      1.5%        6.65%      4.42%
  Firstar Oncore Value.............        1,020    $ 11.133667   $     11,361      0.9%        7.29%      5.32%
  Firstar Oncore Premier...........      113,823    $ 10.974344   $  1,249,144      1.4%        6.76%      5.10%
  Firstar Oncore Xtra..............       28,202    $ 10.974344   $    309,496      1.4%        6.76%      5.10%
  Firstar Oncore Lite..............       12,147    $ 10.974344   $    133,301      1.4%        3.48%      5.10%      4/17/01
                                     ------------                 ------------
                                         240,329                  $  2,678,386
                                     ------------                 ------------
EQUITY INCOME SUBACCOUNT
2003
  Investar Vision & Top Spectrum...      309,372    $ 13.986596   $  4,327,059      1.4%       24.92%      1.67%
  Firstar Oncore Flex..............       11,011    $  9.267727   $    102,048      1.5%       24.80%      1.75%
  Firstar Oncore Value.............       48,399    $  9.541858   $    461,815      0.9%       25.54%      1.70%
  Firstar Oncore Premier...........      408,713    $  9.312748   $  3,806,249      1.4%       24.92%      1.89%
  Firstar Oncore Xtra..............      197,781    $  9.312748   $  1,841,880      1.4%       24.92%      1.89%
  Firstar Oncore Lite..............       72,131    $  9.312748   $    671,740      1.4%       24.92%      1.89%
                                     ------------                 ------------
                                       1,047,407                  $ 11,210,791
                                     ------------                 ------------
2002
  Investar Vision & Top Spectrum...      365,994    $ 11.196201   $  4,097,744      1.4%      -18.48%      1.64%
  Firstar Oncore Flex..............       13,676    $  7.426072   $    101,557      1.5%      -18.56%      1.47%
  Firstar Oncore Value.............       57,292    $  7.600579   $    435,452      0.9%      -18.07%      1.95%
  Firstar Oncore Premier...........      400,681    $  7.454809   $  2,987,002      1.4%      -18.48%      2.01%
  Firstar Oncore Xtra..............      199,422    $  7.454809   $  1,486,652      1.4%      -18.48%      2.01%
  Firstar Oncore Lite..............       41,568    $  7.454809   $    309,885      1.4%      -18.48%      2.01%
                                     ------------                 ------------
                                       1,078,633                  $  9,418,292
                                     ------------                 ------------
2001
  Investar Vision & Top Spectrum...      483,385    $ 13.734218   $  6,638,921      1.4%        2.17%      0.00%     12/14/01
  Firstar Oncore Flex..............       19,999    $  9.118447   $    182,356      1.5%        2.16%      0.00%     12/14/01
  Firstar Oncore Value.............       56,040    $  9.277449   $    519,912      0.9%        2.19%      0.00%     12/14/01
  Firstar Oncore Premier...........      402,235    $  9.144698   $  3,678,316      1.4%        2.17%      0.00%     12/14/01
  Firstar Oncore Xtra..............      182,743    $  9.144698   $  1,671,126      1.4%        2.17%      0.00%     12/14/01
  Firstar Oncore Lite..............        7,847    $  9.144698   $     71,759      1.4%        2.17%      0.00%     12/14/01
                                     ------------                 ------------
                                       1,152,249                  $ 12,762,390
                                     ------------                 ------------
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
REAL RETURN SUBACCOUNT
2005
  Top Tradition....................       74,919    $ 12.504455   $    936,817      1.1%        0.99%      2.79%
  Top Plus.........................       52,018    $ 12.589324   $    654,871      0.9%        1.19%      2.74%
  Investar Vision & Top Spectrum...        7,103    $ 12.378441   $     87,921      1.4%        0.69%      2.64%
  Top Explorer.....................       68,471    $ 12.420313   $    850,426      1.3%        0.79%      2.70%
  Oncore & Firstar Oncore Flex.....       41,815    $ 12.336855   $    515,866      1.5%        0.59%      2.53%
  Oncore & Firstar Oncore Value....    1,679,093    $ 12.589324   $ 21,138,648      0.9%        1.19%      3.00%
  Oncore & Firstar Oncore
     Premier.......................    3,082,173    $ 12.378441   $ 38,152,497      1.4%        0.69%      2.90%
  Oncore & Firstar Oncore Xtra.....    2,768,850    $ 12.378441   $ 34,274,050      1.4%        0.69%      2.90%
  Oncore & Firstar Oncore Lite.....    3,648,614    $ 12.378441   $ 45,164,164      1.4%        0.69%      2.90%
                                     ------------                 ------------
                                      11,423,056                  $141,775,260
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES: (CONTINUED)
REAL RETURN SUBACCOUNT (CONTINUED)
2004
  Top Tradition....................       57,850    $ 12.381890   $    716,297      1.1%        7.73%      0.95%
  Top Plus.........................       41,648    $ 12.441318   $    518,155      0.9%        7.94%      0.95%
  Investar Vision & Top Spectrum...        6,996    $ 12.293387   $     85,999      1.4%        7.41%      0.95%
  Top Explorer.....................       65,261    $ 12.322822   $    804,197      1.3%        7.52%      1.01%
  Oncore & Firstar Oncore Flex.....       50,207    $ 12.264135   $    615,750      1.5%        7.30%      0.97%
  Oncore & Firstar Oncore Value....      561,294    $ 12.441318   $  6,983,237      0.9%        7.94%      1.16%
  Oncore & Firstar Oncore
     Premier.......................    1,548,335    $ 12.293387   $ 19,034,280      1.4%        7.41%      1.06%
  Oncore & Firstar Oncore Xtra.....    1,657,418    $ 12.293387   $ 20,375,283      1.4%        7.41%      1.06%
  Oncore & Firstar Oncore Lite.....    1,317,123    $ 12.293387   $ 16,191,902      1.4%        7.41%      1.06%
                                     ------------                 ------------
                                       5,306,132                  $ 65,325,100
                                     ------------                 ------------
2003
  Top Tradition....................       60,928    $ 11.493370   $    700,273      1.1%        7.67%      2.71%
  Top Plus.........................       40,178    $ 11.525641   $    463,080      0.9%        7.88%      2.23%
  Investar Vision & Top Spectrum...        5,612    $ 11.445189   $     64,228      1.4%        7.35%      2.41%
  Top Explorer.....................       47,963    $ 11.461227   $    549,719      1.3%        7.46%      2.61%
  Oncore & Firstar Oncore Flex.....       48,829    $ 11.429238   $    558,075      1.5%        7.25%      2.41%
  Oncore & Firstar Oncore Value....      174,108    $ 11.525641   $  2,006,709      0.9%        7.88%      2.16%
  Oncore & Firstar Oncore
     Premier.......................      993,812    $ 11.445189   $ 11,374,353      1.4%        7.35%      2.34%
  Oncore & Firstar Oncore Xtra.....      762,023    $ 11.445189   $  8,721,501      1.4%        7.35%      2.34%
  Oncore & Firstar Oncore Lite.....      463,243    $ 11.445189   $  5,301,900      1.4%        7.35%      2.34%
                                     ------------                 ------------
                                       2,596,696                  $ 29,739,838
                                     ------------                 ------------
2002
  Top Tradition....................       33,034    $ 10.674607   $    352,623      1.1%        6.75%      1.44%       8/1/02
  Top Plus.........................        6,412    $ 10.683401   $     68,505      0.9%        6.83%      1.12%       8/1/02
  Investar Vision..................        1,781    $ 10.661440   $     18,990      1.4%        6.61%      0.93%       8/1/02
  Top Explorer.....................       23,722    $ 10.665826   $    253,014      1.3%        6.66%      1.37%       8/1/02
  Oncore & Firstar Oncore Flex.....        9,001    $ 10.657072   $     95,929      1.5%        6.57%      1.18%       8/1/02
  Oncore & Firstar Oncore Value....       30,817    $ 10.683401   $    329,229      0.9%        6.83%      1.36%       8/1/02
  Oncore & Firstar Oncore
     Premier.......................      543,705    $ 10.661440   $  5,796,675      1.4%        6.61%      1.41%       8/1/02
  Oncore & Firstar Oncore Xtra.....      338,497    $ 10.661440   $  3,608,861      1.4%        6.61%      1.41%       8/1/02
  Oncore & Firstar Oncore Lite.....       78,966    $ 10.661440   $    841,896      1.4%        6.61%      1.41%       8/1/02
                                     ------------                 ------------
                                       1,065,935                  $ 11,365,722
                                     ------------                 ------------
TOTAL RETURN SUBACCOUNT
2005
  Top Tradition....................       47,776    $ 11.395691   $    544,444      1.1%        1.34%      3.44%
  Top Plus.........................       41,173    $ 11.473039   $    472,379      0.9%        1.54%      3.41%
  Investar Vision & Top Spectrum...        7,338    $ 11.280852   $     82,773      1.4%        1.04%      3.65%
  Top Explorer.....................       50,501    $ 11.319001   $    571,620      1.3%        1.14%      3.36%
  Oncore & Firstar Oncore Flex.....       17,516    $ 11.242927   $    196,931      1.5%        0.94%      3.31%
  Oncore & Firstar Oncore Value....      429,164    $ 11.473039   $  4,923,818      0.9%        1.54%      3.52%
  Oncore & Firstar Oncore
     Premier.......................    1,678,924    $ 11.280852   $ 18,939,688      1.4%        1.04%      3.47%
  Oncore & Firstar Oncore Xtra.....    1,413,795    $ 11.280852   $ 15,948,814      1.4%        1.04%      3.47%
  Oncore & Firstar Oncore Lite.....    1,243,220    $ 11.280852   $ 14,024,590      1.4%        1.04%      3.47%
                                     ------------                 ------------
                                       4,929,407                  $ 55,705,057
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES: (CONTINUED)
TOTAL RETURN SUBACCOUNT (CONTINUED)
2004
  Top Tradition....................       38,222    $ 11.244848   $    429,797      1.1%        3.75%      1.88%
  Top Plus.........................       38,494    $ 11.298824   $    434,937      0.9%        3.95%      1.89%
  Investar Vision & Top Spectrum...        2,058    $ 11.164475   $     22,976      1.4%        3.44%      1.83%
  Top Explorer.....................       49,501    $ 11.191194   $    553,977      1.3%        3.54%      1.85%
  Oncore & Firstar Oncore Flex.....       20,424    $ 11.137894   $    227,484      1.5%        3.34%      1.89%
  Oncore & Firstar Oncore Value....      275,893    $ 11.298824   $  3,117,269      0.9%        3.95%      1.88%
  Oncore & Firstar Oncore
     Premier.......................    1,174,175    $ 11.164475   $ 13,109,046      1.4%        3.44%      1.90%
  Oncore & Firstar Oncore Xtra.....    1,196,240    $ 11.164475   $ 13,355,390      1.4%        3.44%      1.90%
  Oncore & Firstar Oncore Lite.....      885,944    $ 11.164475   $  9,891,103      1.4%        3.44%      1.90%
                                     ------------                 ------------
                                       3,680,951                  $ 41,141,979
                                     ------------                 ------------
2003
  Top Tradition....................       30,940    $ 10.838704   $    335,348      1.1%        3.49%      2.75%
  Top Plus.........................       33,227    $ 10.869124   $    361,153      0.9%        3.90%      2.64%
  Investar Vision & Top Spectrum...        2,505    $ 10.793274   $     27,032      1.4%        4.11%      2.79%
  Top Explorer.....................       49,708    $ 10.808385   $    537,265      1.3%        3.59%      2.69%
  Oncore & Firstar Oncore Flex.....       17,528    $ 10.778221   $    188,923      1.5%        3.70%      2.81%
  Oncore & Firstar Oncore Value....      203,238    $ 10.869124   $  2,209,014      0.9%        4.11%      2.77%
  Oncore & Firstar Oncore
     Premier.......................      768,632    $ 10.793274   $  8,296,065      1.4%        3.59%      2.75%
  Oncore & Firstar Oncore Xtra.....      997,250    $ 10.793274   $ 10,763,590      1.4%        3.59%      2.75%
  Oncore & Firstar Oncore Lite.....      518,535    $ 10.793274   $  5,596,691      1.4%        3.59%      2.75%
                                     ------------                 ------------
                                       2,621,563                  $ 28,315,081
                                     ------------                 ------------
2002
  Top Tradition....................       12,084    $ 10.431677   $    126,057      1.1%        4.32%      1.41%       8/1/02
  Top Plus.........................       10,820    $ 10.440268   $    112,964      0.9%        4.40%      1.23%       8/1/02
  Investar Vision..................          247    $ 10.418807   $      2,575      1.4%        4.19%      1.05%       8/1/02
  Top Explorer.....................       28,667    $ 10.423086   $    298,795      1.3%        4.23%      1.45%       8/1/02
  Oncore Flex......................        8,040    $ 10.414532   $     83,729      1.5%        4.15%      1.19%       8/1/02
  Oncore & Firstar Oncore Value....       61,436    $ 10.440268   $    641,404      0.9%        4.40%      1.37%       8/1/02
  Oncore & Firstar Oncore
     Premier.......................      255,511    $ 10.418807   $  2,662,134      1.4%        4.19%      1.41%       8/1/02
  Oncore & Firstar Oncore Xtra.....      297,287    $ 10.418807   $  3,097,374      1.4%        4.19%      1.41%       8/1/02
  Oncore & Firstar Oncore Lite.....       83,119    $ 10.418807   $    865,996      1.4%        4.19%      1.41%       8/1/02
                                     ------------                 ------------
                                         757,211                  $  7,891,028
GLOBAL BOND SUBACCOUNT
2005
  Top Tradition....................       17,154    $ 12.228882   $    209,779      1.1%       -7.64%      2.51%
  Top Plus.........................        2,779    $ 12.311876   $     34,216      0.9%       -7.45%      2.27%
  Investar Vision & Top Spectrum...        1,362    $ 12.105658   $     16,485      1.4%       -7.91%      2.51%
  Top Explorer.....................       13,458    $ 12.146562   $    163,466      1.3%       -7.82%      2.46%
  Oncore Flex......................        4,754    $ 12.064953   $     57,358      1.5%       -8.00%      2.51%
  Oncore & Firstar Oncore Value....      195,504    $ 12.311876   $  2,407,016      0.9%       -7.45%      2.66%
  Oncore & Firstar Oncore
     Premier.......................      206,521    $ 12.105658   $  2,500,074      1.4%       -7.91%      2.57%
  Oncore & Firstar Oncore Xtra.....      327,971    $ 12.105658   $  3,970,304      1.4%       -7.91%      2.57%
  Oncore & Firstar Oncore Lite.....      232,808    $ 12.105658   $  2,818,295      1.4%       -7.91%      2.57%
                                     ------------                 ------------
                                       1,002,311                  $ 12,176,993
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES: (CONTINUED)
GLOBAL BOND SUBACCOUNT (CONTINUED)
2004
  Top Tradition....................       15,010    $ 13.239901   $    198,736      1.1%        9.40%      1.83%
  Top Plus.........................        6,872    $ 13.303437   $     91,416      0.9%        9.61%      1.84%
  Investar Vision & Top Spectrum...        1,030    $ 13.145307   $     13,535      1.4%        9.07%      1.82%
  Top Explorer.....................       13,258    $ 13.176725   $    174,700      1.3%        9.18%      1.86%
  Oncore Flex......................        3,656    $ 13.113999   $     47,946      1.5%        8.96%      1.84%
  Oncore & Firstar Oncore Value....       81,063    $ 13.303437   $  1,078,420      0.9%        9.61%      1.88%
  Oncore & Firstar Oncore
     Premier.......................      133,027    $ 13.145307   $  1,748,688      1.4%        9.07%      1.87%
  Oncore & Firstar Oncore Xtra.....      218,689    $ 13.145307   $  2,874,731      1.4%        9.07%      1.87%
  Oncore & Firstar Oncore Lite.....      123,337    $ 13.145307   $  1,621,300      1.4%        9.07%      1.87%
                                     ------------                 ------------
                                         595,942                  $  7,849,472
                                     ------------                 ------------
2003
  Top Tradition....................       12,396    $ 12.102667   $    150,024      1.1%       13.19%      1.87%
  Top Plus.........................        5,227    $ 12.136628   $     63,443      0.9%       13.42%      1.94%
  Top Spectrum.....................          914    $ 12.051967   $     11,021      1.4%       12.86%      2.53%
  Top Explorer.....................        8,281    $ 12.068818   $     99,943      1.3%       12.97%      1.85%
  Oncore & Firstar Oncore Flex.....        3,159    $ 12.035152   $     38,017      1.5%       12.75%      2.16%
  Oncore & Firstar Oncore Value....       48,795    $ 12.136628   $    592,211      0.9%       13.42%      2.06%
  Oncore & Firstar Oncore
     Premier.......................       96,298    $ 12.051967   $  1,160,572      1.4%       12.86%      2.12%
  Oncore & Firstar Oncore Xtra.....      140,630    $ 12.051967   $  1,694,868      1.4%       12.86%      2.12%
  Oncore & Firstar Oncore Lite.....      103,003    $ 12.051967   $  1,241,383      1.4%       12.86%      2.12%
                                     ------------                 ------------
                                         418,703                  $  5,051,482
                                     ------------                 ------------
2002
  Top Tradition....................        8,062    $ 10.691996   $     86,203      1.1%        6.92%      0.94%       8/1/02
  Top Plus.........................        2,033    $ 10.700805   $     21,759      0.9%        7.01%      0.61%       8/1/02
  Top Explorer.....................        6,465    $ 10.683196   $     69,065      1.3%        6.83%      0.82%       8/1/02
  Oncore Flex......................          730    $ 10.674433   $      7,789      1.5%        6.74%      0.59%       8/1/02
  Oncore & Firstar Oncore Value....        5,341    $ 10.700805   $     57,154      0.9%        7.01%      0.95%       8/1/02
  Oncore Premier...................       12,893    $ 10.678814   $    137,675      1.4%        6.79%      0.94%       8/1/02
  Oncore & Firstar Oncore Xtra.....       17,584    $ 10.678814   $    187,775      1.4%        6.79%      0.94%       8/1/02
  Oncore Lite......................        3,492    $ 10.678814   $     37,292      1.4%        6.79%      0.94%       8/1/02
                                     ------------                 ------------
                                          56,600                  $    604,712
                                     ------------                 ------------
CALVERT VARIABLE SERIES, INC. (NOTE
  4):
SOCIAL EQUITY SUBACCOUNT
2005
  Top Tradition....................       17,644    $  7.335001   $    129,422      1.1%        3.41%      0.05%
  Top Plus.........................        7,136    $  7.466812   $     53,284      0.9%        3.61%      0.05%
  Top Explorer.....................       34,010    $  7.691931   $    261,597      1.3%        3.21%      0.06%
                                     ------------                 ------------
                                          58,790                  $    444,303
                                     ------------                 ------------
2004
  Top Tradition....................       18,932    $  7.093183   $    134,289      1.1%        5.99%      0.08%
  Top Plus.........................        7,858    $  7.206401   $     56,626      0.9%        6.20%      0.07%
  Top Explorer.....................       35,436    $  7.452996   $    264,105      1.3%        5.78%      0.07%
                                     ------------                 ------------
                                          62,226                  $    455,020
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
CALVERT VARIABLE SERIES, INC. (CONTINUED)
SOCIAL EQUITY SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................       19,291    $  6.692392   $    129,106      1.1%       16.96%      0.02%      5/2/03
  Top Plus.........................       10,620    $  6.785729   $     72,066      0.9%       17.11%      0.02%      5/2/03
  Top Explorer.....................       40,997    $  7.045823   $    288,856      1.3%       16.80%      0.02%      5/2/03
                                     ------------                 ------------
                                          70,908                       490,028
                                     ------------                 ------------
DREYFUS VARIABLE INVESTMENT FUND -- SERVICE SHARES:
APPRECIATION SUBACCOUNT
2005
  Top Tradition....................        3,560    $ 12.505328   $     44,514      1.1%        2.99%      0.00%
  Top Explorer.....................        2,041    $ 12.439582   $     25,386      1.3%        2.79%      0.00%
  Oncore & Firstar Oncore Flex.....        1,913    $ 12.374283   $     23,669      1.5%        2.58%      0.00%
  Oncore & Firstar Oncore Value....       49,666    $ 12.571534   $    624,374      0.9%        3.19%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      161,502    $ 12.406830   $  2,003,726      1.4%        2.68%      0.00%
  Oncore & Firstar Oncore Xtra.....      144,433    $ 12.406830   $  1,791,960      1.4%        2.68%      0.00%
  Oncore & Firstar Oncore Lite.....      192,509    $ 12.406830   $  2,388,441      1.4%        2.68%      0.00%
                                     ------------                 ------------
                                         555,624                  $  6,902,070
                                     ------------                 ------------
2004
  Top Tradition....................        2,964    $ 12.142541   $     35,992      1.1%        3.65%      1.84%
  Top Explorer.....................        1,914    $ 12.102515   $     23,164      1.3%        3.45%      2.07%
  Oncore Flex......................          410    $ 12.062701   $      4,942      1.5%        3.24%      1.78%
  Oncore & Firstar Oncore Value....       32,155    $ 12.182745   $    391,736      0.9%        3.86%      1.54%
  Oncore & Firstar Oncore
     Premier.......................      137,799    $ 12.082562   $  1,664,964      1.4%        3.35%      1.96%
  Oncore & Firstar Oncore Xtra.....      111,546    $ 12.082562   $  1,347,762      1.4%        3.35%      1.96%
  Oncore & Firstar Oncore Lite.....      159,129    $ 12.082562   $  1,922,688      1.4%        3.35%      1.96%
                                     ------------                 ------------
                                         445,917                  $  5,391,248
                                     ------------                 ------------
2003
  Top Tradition....................        1,874    $ 11.714615   $     21,957      1.1%       17.15%      6.38%      5/1/03
  Top Explorer.....................          554    $ 11.699161   $      6,481      1.3%       16.99%      6.70%      5/1/03
  Oncore Flex......................           74    $ 11.683757   $        860      1.5%       16.84%      5.37%      5/1/03
  Oncore & Firstar Oncore Value....       14,079    $ 11.730095   $    165,142      0.9%       17.30%      5.85%      5/1/03
  Oncore & Firstar Oncore
     Premier.......................       38,966    $ 11.691446   $    455,579      1.4%       16.91%      5.42%      5/1/03
  Oncore & Firstar Oncore Xtra.....       57,055    $ 11.691446   $    667,056      1.4%       16.91%      5.42%      5/1/03
  Oncore & Firstar Oncore Lite.....       33,538    $ 11.691446   $    392,105      1.4%       16.91%      5.42%      5/1/03
                                     ------------                 ------------
                                         146,140                  $  1,709,180
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
ROYCE CAPITAL FUND:
SMALL-CAP SUBACCOUNT
2005
  Top I............................        1,535    $ 10.321008   $     15,841      1.1%        3.21%      0.00%     11/02/05
  Top Tradition....................      130,655    $ 18.557011   $  2,424,561      1.1%        7.38%      0.00%
  Top Plus.........................       30,127    $ 18.655224   $    562,024      0.9%        7.59%      0.00%
  Investar Vision & Top Spectrum...          368    $ 10.316145   $      3,798      1.4%        3.16%      0.00%     11/02/05
  Top Explorer.....................       65,936    $ 18.459522   $  1,217,141      1.3%        7.17%      0.00%
  Oncore & Firstar Oncore Flex.....       32,732    $ 18.362685   $    601,054      1.5%        6.96%      0.00%
  Oncore & Firstar Oncore Value....      604,546    $ 18.655224   $ 11,277,949      0.9%        7.59%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      897,864    $ 18.410976   $ 16,530,546      1.4%        7.07%      0.00%
  Oncore & Firstar Oncore Xtra.....      764,812    $ 18.410976   $ 14,080,935      1.4%        7.07%      0.00%
  Oncore & Firstar Oncore Lite.....      924,397    $ 18.410976   $ 17,019,052      1.4%        7.07%      0.00%
                                     ------------                 ------------
                                       3,452,972                  $ 63,732,901
                                     ------------                 ------------
2004
  Top Tradition....................       91,396    $ 17.281311   $  1,579,438      1.1%       23.59%      0.00%
  Top Plus.........................       23,735    $ 17.338503   $    411,535      0.9%       23.83%      0.00%
  Top Explorer.....................       44,551    $ 17.224399   $    767,363      1.3%       23.34%      0.00%
  Oncore & Firstar Oncore Flex.....       35,643    $ 17.167760   $    611,917      1.5%       23.10%      0.00%
  Oncore & Firstar Oncore Value....      302,187    $ 17.338503   $  5,239,468      0.9%       23.83%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      555,026    $ 17.196019   $  9,544,232      1.4%       23.22%      0.00%
  Oncore & Firstar Oncore Xtra.....      509,022    $ 17.196019   $  8,753,153      1.4%       23.22%      0.00%
  Oncore & Firstar Oncore Lite.....      420,426    $ 17.196019   $  7,229,659      1.4%       23.22%      0.00%
                                     ------------                 ------------
                                       1,981,986                  $ 34,136,765
                                     ------------                 ------------
2003
  Top Tradition....................       19,826    $ 13.982845   $    277,225      1.1%       39.83%      0.00%       5/1/03
  Top Plus.........................        4,071    $ 14.001322   $     57,003      0.9%       40.01%      0.00%       5/1/03
  Top Explorer.....................        7,363    $ 13.964419   $    102,823      1.3%       39.64%      0.00%       5/1/03
  Oncore Flex......................       13,595    $ 13.946057   $    189,598      1.5%       39.46%      0.00%       5/1/03
  Oncore & Firstar Oncore Value....      136,253    $ 14.001322   $  1,907,715      0.9%       40.01%      0.00%       5/1/03
  Oncore & Firstar Oncore
     Premier.......................      132,077    $ 13.955225   $  1,843,151      1.4%       39.55%      0.00%       5/1/03
  Oncore & Firstar Oncore Xtra.....      191,582    $ 13.955225   $  2,673,571      1.4%       39.55%      0.00%       5/1/03
  Oncore & Firstar Oncore Lite.....      142,177    $ 13.955225   $  1,984,117      1.4%       39.55%      0.00%       5/1/03
                                     ------------                 ------------
                                         646,944                  $  9,035,203
                                     ------------                 ------------
MICRO-CAP SUBACCOUNT
2005
  Top Tradition....................       52,354    $ 18.287958   $    957,450      1.1%       10.40%      0.52%
  Top Plus.........................        9,689    $ 18.384755   $    178,124      0.9%       10.62%      0.56%
  Top Explorer.....................       30,603    $ 18.191857   $    556,724      1.3%       10.18%      0.56%
  Oncore & Firstar Oncore Flex.....       25,177    $ 18.096399   $    455,608      1.5%        9.97%      0.78%
  Oncore & Firstar Oncore Value....      251,572    $ 18.384755   $  4,625,098      0.9%       10.62%      0.70%
  Oncore & Firstar Oncore
     Premier.......................      327,335    $ 18.144006   $  5,939,168      1.4%       10.07%      0.68%
  Oncore & Firstar Oncore Xtra.....      426,126    $ 18.144006   $  7,731,642      1.4%       10.07%      0.68%
  Oncore & Firstar Oncore Lite.....      597,291    $ 18.144006   $ 10,837,248      1.4%       10.07%      0.68%
                                     ------------                 ------------
                                       1,720,147                  $ 31,281,062
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
ROYCE CAPITAL FUND: (CONTINUED)
MICRO-CAP SUBACCOUNT (CONTINUED)
2004
  Top Tradition....................       63,769    $ 16.565345   $  1,056,349      1.1%       12.60%      0.00%
  Top Plus.........................        8,973    $ 16.620168   $    149,125      0.9%       12.83%      0.00%
  Top Explorer.....................       32,698    $ 16.510766   $    539,869      1.3%       12.38%      0.00%
  Oncore & Firstar Oncore Flex.....       15,824    $ 16.456460   $    260,399      1.5%       12.16%      0.00%
  Oncore & Firstar Oncore Value....      148,433    $ 16.620168   $  2,466,982      0.9%       12.83%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      210,692    $ 16.483556   $  3,472,981      1.4%       12.27%      0.00%
  Oncore & Firstar Oncore Xtra.....      378,186    $ 16.483556   $  6,233,851      1.4%       12.27%      0.00%
  Oncore & Firstar Oncore Lite.....      243,632    $ 16.483556   $  4,015,917      1.4%       12.27%      0.00%
                                     ------------                 ------------
                                       1,102,207                  $ 18,195,473
                                     ------------                 ------------
2003
  Top Tradition....................       15,361    $ 14.711160   $    225,980      1.1%       47.11%      0.00%       5/1/03
  Top Plus.........................        4,460    $ 14.730584   $     65,704      0.9%       47.31%      0.00%       5/1/03
  Top Explorer.....................        5,226    $ 14.691774   $     76,777      1.3%       46.92%      0.00%       5/1/03
  Oncore Flex......................       10,269    $ 14.672453   $    150,669      1.5%       46.72%      0.00%       5/1/03
  Oncore & Firstar Oncore Value....       47,410    $ 14.730584   $    698,382      0.9%       47.31%      0.00%       5/1/03
  Oncore & Firstar Oncore
     Premier.......................       51,178    $ 14.682104   $    751,396      1.4%       46.82%      0.00%       5/1/03
  Oncore & Firstar Oncore Xtra.....      106,280    $ 14.682104   $  1,560,410      1.4%       46.82%      0.00%       5/1/03
  Oncore & Firstar Oncore Lite.....       54,230    $ 14.682104   $    796,216      1.4%       46.82%      0.00%       5/1/03
                                     ------------                 ------------
                                         294,414                  $  4,325,534
                                     ------------                 ------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS II:
CORE PLUS FIXED INCOME SUBACCOUNT
2005
  Top Tradition....................        6,898    $ 12.202776   $     84,174      1.1%        2.81%      3.49%
  Top Plus.........................        3,038    $ 12.267443   $     37,267      0.9%        3.01%      1.37%
  Investar Vision & Top Spectrum...          986    $ 10.128183   $      9,983      1.4%        1.28%      0.00%     11/02/05
  Top Explorer.....................        4,038    $ 12.138624   $     49,018      1.3%        2.60%      3.73%
  Oncore & Firstar Oncore Value....       35,257    $ 12.267443   $    432,508      0.9%        3.01%      3.25%
  Oncore & Firstar Oncore
     Premier.......................       61,454    $ 12.106652   $    744,000      1.4%        2.50%      3.49%
  Oncore & Firstar Oncore Xtra.....      132,078    $ 12.106652   $  1,599,020      1.4%        2.50%      3.49%
  Oncore & Firstar Oncore Lite.....       61,785    $ 12.106652   $    748,024      1.4%        2.50%      3.49%
                                     ------------                 ------------
                                         305,534                  $  3,703,994
                                     ------------                 ------------
2004
  Top Tradition....................            5    $ 11.869727   $         55      1.1%        2.94%      0.00%
  Top Explorer.....................        1,705    $ 11.830601   $     20,167      1.3%        2.73%      4.52%
  Oncore & Firstar Oncore Value....       12,926    $ 11.909070   $    153,932      0.9%        3.14%      3.51%
  Oncore & Firstar Oncore
     Premier.......................       58,711    $ 11.811075   $    693,451      1.4%        2.63%      3.39%
  Oncore & Firstar Oncore Xtra.....       71,567    $ 11.811075   $    845,284      1.4%        2.63%      3.39%
  Oncore Lite......................       18,241    $ 11.811075   $    215,445      1.4%        2.63%      3.39%
                                     ------------                 ------------
                                         163,155                  $  1,928,334
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS II: (CONTINUED)
CORE PLUS FIXED INCOME SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................          291    $ 11.531016   $      3,353      1.1%       15.31%      0.00%       5/2/03
  Oncore & Firstar Oncore Value....       11,734    $ 11.546281   $    135,480      0.9%       15.46%      0.00%       5/2/03
  Oncore & Firstar Oncore
     Premier.......................       14,011    $ 11.508186   $    161,236      1.4%       15.08%      0.02%       5/2/03
  Oncore & Firstar Oncore Xtra.....       64,107    $ 11.508186   $    737,776      1.4%       15.08%      0.02%       5/2/03
  Oncore Lite......................        5,926    $ 11.508186   $     68,192      1.4%       15.08%      0.02%       5/2/03
                                     ------------                 ------------
                                          96,069                  $  1,106,037
                                     ------------                 ------------
U.S. REAL ESTATE SUBACCOUNT
2005
  Top Tradition....................        4,628    $ 19.898546   $     92,085      1.1%       15.48%      0.64%
  Top Plus.........................        4,221    $ 20.003877   $     84,429      0.9%       15.71%      1.24%
  Top Explorer.....................        9,851    $ 19.793975   $    194,988      1.3%       15.26%      1.04%
  Oncore & Firstar Oncore Value....      372,174    $ 20.003877   $  7,444,925      0.9%       15.71%      1.05%
  Oncore & Firstar Oncore
     Premier.......................      532,637    $ 19.741881   $ 10,515,249      1.4%       15.14%      1.09%
  Oncore & Firstar Oncore Xtra.....      490,378    $ 19.741881   $  9,680,977      1.4%       15.14%      1.09%
  Oncore & Firstar Oncore Lite.....      662,709    $ 19.741881   $ 13,083,142      1.4%       15.14%      1.09%
                                     ------------                 ------------
                                       2,076,598                  $ 41,095,795
                                     ------------                 ------------
2004
  Top Tradition....................        1,413    $ 17.230535   $     24,344      1.1%       34.59%      1.66%
  Top Plus.........................        5,695    $ 17.287564   $     98,454      0.9%       34.85%      1.29%
  Top Explorer.....................        2,645    $ 17.173754   $     45,422      1.3%       34.32%      0.40%
  Oncore & Firstar Oncore Value....      115,803    $ 17.287564   $  2,001,959      0.9%       34.85%      1.42%
  Oncore & Firstar Oncore
     Premier.......................      220,338    $ 17.145445   $  3,777,806      1.4%       34.19%      1.39%
  Oncore & Firstar Oncore Xtra.....      249,859    $ 17.145445   $  4,283,935      1.4%       34.19%      1.39%
  Oncore & Firstar Oncore Lite.....      247,102    $ 17.145445   $  4,236,673      1.4%       34.19%      1.39%
                                     ------------                 ------------
                                         842,855                  $ 14,468,593
                                     ------------                 ------------
2003
  Top Tradition....................        1,033    $ 12.802466   $     13,229      1.1%       28.02%      0.00%       5/1/03
  Top Plus.........................        3,423    $ 12.819379   $     43,885      0.9%       28.19%      0.00%       5/1/03
  Top Explorer.....................            9    $ 12.785578   $        115      1.3%       27.86%      0.00%       5/1/03
  Oncore & Firstar Oncore Value....       14,316    $ 12.819379   $    183,525      0.9%       28.19%      0.00%       5/1/03
  Oncore & Firstar Oncore
     Premier.......................       34,371    $ 12.777148   $    439,141      1.4%       27.77%      0.00%       5/1/03
  Oncore & Firstar Oncore Xtra.....       41,013    $ 12.777148   $    524,033      1.4%       27.77%      0.00%       5/1/03
  Oncore & Firstar Oncore Lite.....       54,294    $ 12.777148   $    693,725      1.4%       27.77%      0.00%       5/1/03
                                     ------------                 ------------
                                         148,459                  $  1,897,653
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ---------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2:
FRANKLIN INCOME SECURITIES
  SUBACCOUNT
2005
  Top Tradition....................        2,505    $ 10.061437   $     25,204      1.1%        0.61%      0.00%      11/2/05
  Top Plus.........................        2,445    $ 10.064603   $     24,607      0.9%        0.65%      0.00%      11/2/05
  Investar Vision & Top Spectrum...          377    $ 10.056698   $      3,794      1.4%        0.57%      0.00%      11/2/05
  Top Explorer.....................        4,697    $ 10.058278   $     47,244      1.3%        0.58%      0.00%      11/2/05
  Oncore Flex......................        1,564    $ 10.358086   $     16,196      1.5%        3.58%      0.00%       5/2/05
  Oncore & Firstar Oncore Value....      234,702    $ 10.398884   $  2,440,640      0.9%        3.99%      0.00%       5/2/05
  Oncore & Firstar Oncore
     Premier.......................      500,590    $ 10.364866   $  5,188,551      1.4%        3.65%      0.56%       5/2/05
  Oncore & Firstar Oncore Xtra.....      382,542    $ 10.364866   $  3,964,996      1.4%        3.65%      0.56%       5/2/05
  Oncore & Firstar Oncore Lite.....      590,461    $ 10.364866   $  6,120,048      1.4%        3.65%      0.56%       5/2/05
                                     ------------                 ------------
                                       1,719,883                  $ 17,831,280
                                     ------------                 ------------
FRANKLIN FLEX CAP SECURITIES SUBACCOUNT
2005
  Top Plus.........................        2,714    $ 10.386719   $     28,194      0.9%        3.87%      0.63%      11/2/05
  Oncore Flex......................        1,001    $ 11.129509   $     11,136      1.5%       11.30%      0.17%       5/2/05
  Oncore & Firstar Oncore Value....       14,594    $ 11.173307   $    163,066      0.9%       11.73%      0.26%       5/2/05
  Oncore & Firstar Oncore
     Premier.......................       64,425    $ 11.136768   $    717,488      1.4%       11.37%      0.26%       5/2/05
  Oncore & Firstar Oncore Xtra.....       34,779    $ 11.136768   $    387,328      1.4%       11.37%      0.26%       5/2/05
  Oncore & Firstar Oncore Lite.....       81,614    $ 11.136768   $    908,905      1.4%       11.37%      0.26%       5/2/05
                                     ------------                 ------------
                                         199,127                  $  2,216,117
                                     ------------                 ------------
TEMPLETON FOREIGN SECURITIES SUBACCOUNT
2005
  Top Tradition....................            2    $ 10.437011   $         17      1.1%        4.37%      0.00%      11/2/05
  Investar Vision & Top Spectrum...        1,070    $ 10.432105   $     11,160      1.4%        4.32%      0.00%      11/2/05
  Top Explorer.....................          429    $ 10.433740   $      4,479      1.3%        4.34%      0.00%      11/2/05
  Oncore Flex......................        2,606    $ 11.173433   $     29,116      1.5%       11.73%      0.00%       5/2/05
  Oncore Value.....................      141,246    $ 11.217421   $  1,584,420      0.9%       12.17%      0.11%       5/2/05
  Oncore & Firstar Oncore
     Premier.......................      184,816    $ 11.180721   $  2,066,380      1.4%       11.81%      0.25%       5/2/05
  Oncore & Firstar Oncore Xtra.....      122,777    $ 11.180721   $  1,372,739      1.4%       11.81%      0.25%       5/2/05
  Oncore & Firstar Oncore Lite.....      368,740    $ 11.180721   $  4,122,773      1.4%       11.81%      0.25%       5/2/05
                                     ------------                 ------------
                                         821,686                  $  9,191,084
                                     ------------                 ------------

---------------

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period.

***  Accumulation units are rounded to the nearest whole number.

**** The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

OHIO NATIONAL VARIABLE ACCOUNT A

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account A (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2005, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, OH
February 20, 2006

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

Ohio National Variable Account A
Post Office Box 371
Cincinnati, Ohio 45201

Form 1322 Rev. 2-06